As filed with the Securities and Exchange Commission on April 15, 2004
                                Registration Nos. 333-28769; 811-05626
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 26                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                      PART A

ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE
ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                              PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 2004

                                TO THE PROSPECTUS
                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                     ("ING GOLDENSELECT ACCESS PROSPECTUS")
                                    ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                     FOR USE ONLY IN THE STATE OF WASHINGTON


The information in this supplement updates and amends certain information contained in the above listed prospectuses. You should read and keep this supplement along with the prospectus. For Contracts issued in the State of Washington, the following provisions apply:

     1.   The Fixed Account is not available in the state of Washington.

     2. The following amendments are made to the section entitled, "Minimum Guaranteed Income Benefit Rider (MGIB)":

          a.   The Fixed Interest Division is designated as an Excluded Fund.

          b. The section entitled, "Determining the MGIB Charge Base" is amended as follows:

               The MGIB Charge Base is a percentage of the greatest sum of the MGIB Charge Base for Covered Funds and the MGIB Charge Base for Special Funds, on any date since the date on which the last charge was deducted, or the rider date for the first deduction.

          c. The quarterly charge for the MGIB rider is deducted only from the contract value of the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.

     3. The death benefits for Contracts issued for delivery in the State of Washington are described in the appendix to the prospectus entitled, "Death Benefits for Yr-2001 and May-2001 Contract Owners" with the following amendments:

          a. Contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the prospectus are not available and not offered in the State of Washington. All references to the "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" as described in the prospectus should be changed to the "5.5% Solution Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit."

Access--WA--131812                                                     05/1/2004

          b. For purposes of calculating the 5.5% Solution Enhanced Death Benefit, the following apply:

               i. The death benefit accrues to age 80, but the cap is not applicable;

               ii. Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit ("MGDB") by the amount of contract value withdrawn. For any withdrawal in excess of the amount available as a special withdrawal, a pro rata adjustment is made to the 5.5% MGDB.

          c. The "floor" described in the appendix to the prospectus applies only to the calculation of the 5.5% Solution Enhanced Death Benefit and the Max 5.5% Enhanced Death Benefit. The floor does not apply to the Annual Ratchet Enhanced Death Benefit.

          d. The Special Funds listed in the prospectus apply to the calculation of the 5.5% Solution Enhanced Death Benefit and the Max 5.5% Enhanced Death Benefit. No Special Funds apply to the calculation of the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

     4. The charges, fees and expenses for Contracts with the 5.5% Solution Enhanced Death Benefit and Max 5.5% Enhanced Death Benefit are as described in the prospectus with the exception of the mortality and expense risk charges. The mortality and expense risk charges and asset based administrative charges are as follows:

--------------------------------------------------------------------------------
                                         5.5% SOLUTION           MAX 5.5
--------------------------------------------------------------------------------
   Mortality & Expense Risk Charge           1.80%                1.95%
   Asset-Based Administrative Charge         0.15%                0.15%
       Total                                 1.95%                2.10%
--------------------------------------------------------------------------------

             The mortality and expense risk charge is deducted each business day at the rate of 0.004976% (5.5% Solution), or 0.005395% (Max 5.5)
             for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of 0.000411%.


















ING [Logo]

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

Access--WA--131812                       2                             05/1/2004

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           ING GOLDENSELECT ACCESS(R)

--------------------------------------------------------------------------------

                                                                     MAY 1, 2004

      This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

Access - 131789

The investment portfolios available under your Contract are:

ING INVESTORS TRUST                                             ING PARTNERS, INC.
   ING AIM Mid Cap Growth Portfolio (Class S)                     ING JP Morgan Fleming International Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class S)                (Service Class)
   ING American Funds Growth Portfolio                            ING Salomon Brothers Aggressive Growth Portfolio
   ING American Funds Growth-Income Portfolio                     (Service Class)
   ING American Funds International Portfolio
   ING Capital Guardian Large Cap Value Portfolio               ING VARIABLE INSURANCE TRUST
     (Class S)                                                    ING VP Worldwide Growth Portfolio
   ING Capital Guardian Managed Global Portfolio
     (Class S)                                                  ING VARIABLE PORTFOLIOS, INC.
   ING Capital Guardian Small Cap Portfolio (Class S)             ING VP Index Plus LargeCap Portfolio (Class S)
   ING Developing World Portfolio (Class S)                       ING VP Index Plus MidCap Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio                 ING VP Index Plus SmallCap Portfolio (Class S)
     (Class S)
   ING Evergreen Health Sciences Portfolio (Class S)            ING VARIABLE PRODUCTS TRUST
   ING Evergreen Omega Portfolio (Class S)                        ING VP Financial Services Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)            ING VP MagnaCap Portfolio (Class S)
   ING Goldman Sachs Internet Tollkeeper(SM) Portfolio            ING VP MidCap Opportunities Portfolio (Class S)
     (Class S)                                                    ING VP SmallCap Opportunities Portfolio (Class S)
   ING Hard Assets Portfolio (Class S)
   ING International Portfolio (Class S)                        ING VP BOND PORTFOLIO (CLASS S)
   ING Janus Special Equity Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)        AIM VARIABLE INSURANCE FUNDS
   ING JPMorgan Small Cap Equity Portfolio (Class S)              AIM V.I. Dent Demographic Trends Fund (Series II)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)                     FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   ING LifeStyle Aggressive Growth Portfolio                      Fidelity VIP Equity-Income Portfolio (Service Class 2)
   ING LifeStyle Growth Portfolio                                 Fidelity VIP Growth Portfolio (Service Class 2)
   ING LifeStyle Moderate Growth Portfolio
   ING LifeStyle Moderate Portfolio                             INVESCO VARIABLE INVESTMENT FUNDS, INC.
   ING Liquid Assets Portfolio (Class S)                          INVESCO VIF - Leisure Fund (Series I)
   ING Marsico Growth Portfolio (Class S)                         INVESCO VIF - Utilities Fund (Series I)
   ING Mercury Focus Value Portfolio (Class S)
   ING Mercury Fundamental Growth Portfolio (Class S)           LIBERTY VARIABLE INSURANCE TRUST
   ING MFS Mid Cap Growth Portfolio (Class S)                       Colonial Small Cap Value Fund
   ING MFS Research Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)                     PIONEER VARIABLE CONTRACTS TRUST
   ING PIMCO Core Bond Portfolio (Class S)                        Pioneer Fund VCT Portfolio (Class II)
   ING PIMCO High Yield Portfolio (Class A)                       Pioneer Mid Cap Value VCT Portfolio (Class II)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING Salomon Brothers Investors Portfolio (Class S)           PROFUNDS VP
   ING T. Rowe Price Capital Appreciation Portfolio               ProFund VP Bull
     (Class S)                                                    ProFund VP Europe 30
   ING T. Rowe Price Equity Income Portfolio (Class S)            ProFund VP Rising Rates Opportunity
   ING UBS U.S. Balanced Portfolio (Class S)                      ProFund VP Small-Cap
   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)          PRUDENTIAL SERIES FUND, INC.
   ING Van Kampen Growth and Income Portfolio                     Jennison Portfolio (Class II)
     (Class S)                                                    SP William Blair International Growth Portfolio
   ING Van Kampen Real Estate Portfolio (Class S)                 (Class II)

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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE                                                             PAGE
Index of Special Terms..............................  ii           Death Benefit During the Accumulation Phase.......  35
Fees and Expenses...................................   1               Standard Death Benefit........................  35
Condensed Financial Information.....................   4               Enhanced Death Benefit Options................  36
  Accumulation Unit.................................   4               Earnings Multiplier Benefit Rider.............  38
      The Net Investment Factor.....................   4           Death Benefit During the Income Phase.............  38
  Performance Information...........................   4           Continuation After Death-- Spouse.................  39
  Financial Statements..............................   5           Continuation After Death-- Not a Spouse...........  39
ING USA Annuity and Life Insurance Company..........   6           Required Distributions Upon Contract
ING USA Separate Account B..........................   6               Owner's Death.................................  39
The Trusts and Funds................................   7         The Annuity Options.................................  40
Restricted Funds....................................   8         Other Contract Provisions...........................  43
Covered Funds, Special Funds and Excluded                        Other Information...................................  45
  Funds  ...........................................   9         Federal Tax Considerations..........................  46
Charges and Fees....................................   9         Statement of Additional Information
  Charge Deduction Subaccount.......................   9           Table of Contents.................................  54
  Charges Deducted from the Contract Value..........   9         Appendix A
      No Surrender Charge...........................   9           Condensed Financial Information...................  A1
      Premium Taxes.................................   9         Appendix B
      Administrative Charge.........................  10           The Investment Portfolios.........................  B1
      Transfer Charge...............................  10         Appendix C
  Charges Deducted from the Subaccounts.............  10           Fixed Account I...................................  C1
      Mortality and Expense Risk Charge.............  10         Appendix D
      Asset-Based Administrative Charge.............  10           Fixed Interest Division...........................  D1
      Earnings Multiplier Benefit Charge............  10         Appendix E
      Optional Rider Charges........................  11           Withdrawal Adjustment for 7% Solution
  Trust and Fund Expenses...........................  11           Death Benefit Examples for Contract
The Annuity Contract................................  12           Categories Other Than May-2002, Yr-2003 or
  Contract Date and Contract Year ..................  12           Yr-2004...........................................  E1
  Contract Owner....................................  12         Appendix F
  Annuity Start Date................................  14           Special Funds and Excluded Funds Examples.........  F1
  Annuitant.........................................  14         Appendix G
  Beneficiary.......................................  14           MGWB Excess Withdrawal Amount Examples............  G1
  Purchase and Availability of the Contract.........  15         Appendix H
  Crediting of Premium Payments.....................  16           Death Benefits for Pre-2000 and Yr-2000
  Administrative Procedures.........................  17               Contract Owners...............................  H1
  Contract Value....................................  17         Appendix I
  Cash Surrender Value..............................  18           Death Benefits for Yr-2001 and May-2001
  Addition, Deletion or Substitution of                                Contract Owners...............................  I1
      Subaccounts and Other Changes.................  18         Appendix J
  The Fixed Account.................................  19           Death Benefits for May-2002 and Yr-2003
  Optional Riders...................................  19               Contract Owners...............................  J1
      Rider Date....................................  19         Appendix K
      No Cancellation...............................  19           Optional Rider Benefits for Pre-2000 and
      Termination...................................  19               Yr-2000 Contract Owners.......................  K1
      Minimum Guaranteed Income                                  Appendix L
         Benefit Rider..............................  22           Optional Rider Benefits for Yr-2001 and
      Minimum Guaranteed Withdrawal                                    May-2001 Contract Owners......................  L1
         Benefit Rider..............................  26         Appendix M
  Other Contracts...................................  28           Optional Rider Benefit Charges and
Withdrawals.........................................  29               Optional Rider Benefits for May-2002
Transfers Among Your Investments....................  32               Contract Owners...............................  M1
Death Benefit Choices...............................  35         Appendix N
                                                                   Optional Rider Benefit Charges and
                                                                       Optional Rider Benefits for May-2002
                                                                       and Yr-2003 Contract Owners...................  N1

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--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                               PAGE
    ------------------------------------------------------------------
    Accumulation Unit                                              4
    Annuitant                                                     14
    Annuity Start Date                                            14
    Cash Surrender Value                                          18
    Claim Date                                                    35
    Contract Date                                                 12
    Contract Owner                                                12
    Contract Value                                                17
    Contract Year                                                 12
    Covered Fund                                                   9
    Earnings Multiplier Benefit                                   38
    Excluded Fund                                                 10
    Max 7 Enhanced Death Benefit                                  38
    Net Investment Factor                                          4
    Net Rate of Return                                             4
    Quarterly Ratchet Enhanced Death Benefit                      37
    Restricted Fund                                                8
    Rider Date                                                    19
    7% Solution Death Benefit Element                             36
    Special Fund                                                   9
    Standard Death Benefit                                        35

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
    ----------------------------------------------------------------------------
    Accumulation Unit Value            Index of Investment Experience
    Annuity Start Date                 Annuity Commencement Date
    Contract Owner                     Owner or Certificate Owner
    Contract Value                     Accumulation Value
    Transfer Charge                    Excess Allocation Charge
    Fixed Interest Allocation          Fixed Allocation
    Free Look Period                   Right to Examine Period
    Guaranteed Interest Period         Guarantee Period
    Subaccount(s)                      Division(s)
    Net Investment Factor              Experience Factor
    Regular Withdrawals                Conventional Partial Withdrawals
    Withdrawals                        Partial Withdrawals

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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES(1)

      Surrender Charge......................................  None

      Transfer Charge 2.....................................  $25 per
        transfer, if you make more than 12 transfers in a contract year

      1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      2     We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(3).....................  $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      3     We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES(4)

        ----------------------------------------------------------------------
                                           STANDARD   EHNANCED DEATH BENEFITS
                                            DEATH     QUARTERLY
                                           BENIFIT     RATCHET    MAX 7
        ----------------------------------------------------------------------
         Mortality & Expense Risk Charge    1.65%      1.90%     2.10%
         Asset-Based Administrative Charge  0.15%      0.15%     0.15%
                                            -----      -----     -----
           Total                            1.80%      2.05%     2.25%
        ----------------------------------------------------------------------

      4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

      5 Please see the applicable appendix for the mortality and expense risk charge applicable to Pre-2000, Yr-2000 and Yr-2001 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE(6)

        ------------------------------------------------------------
         As an Annual Charge            As a Quarterly Charge
        ------------------------------------------------------------
         0.30% of contract value        0.075% of contract value
        ------------------------------------------------------------

      6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

Access - 131789

OPTIONAL RIDER CHARGES(7)

     MINIMUM GUARANTEED INCOME BENEFIT RIDER:

      ---------------------------------------------------------------------------------
       MGIB Rate   As an Annual Charge               As a Quarterly Charge
      ---------------------------------------------------------------------------------
       7%          0.75% of the MGIB Charge Base(8)  0.1875% of the MGIB Charge Base(8)
      ---------------------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

      ------------------------------------------------------------
       As an Annual Charge       As a Quarterly Charge
      ------------------------------------------------------------
       0.35% of contract value   0.0875% of contract value
      ------------------------------------------------------------

      7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      8 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

   -----------------------------------------------------------------------------
    TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(9)       MINIMUM     MAXIMUM
   -----------------------------------------------------------------------------
   (expenses that are deducted from Trust or Fund
   assets, including management fees, distribution          0.53%       1.91%
   and/or service (12b-1) fees10, and other expenses):
   -----------------------------------------------------------------------------

      9 The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

      10 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or

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Fund has committed to continue such reimbursement or waiver through December 31, 2004. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.

                                                                                                                        NET FUND
                                                                                            TOTAL FUND                   ANNUAL
                                                            DISTRIBUTION                      ANNUAL         TOTAL      EXPENSES
                                                              AND/OR                         EXPENSES       WAIVERS      AFTER
                                               INVESTMENT     SERVICE                     WITHOUT WAIVERS     OR       WAIVERS OR
                                                ADVISORY      (12B-1)     OTHER EXPENSES   OR REDUCTIONS   REDUCTIONS  REDUCTIONS
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent Demographic Trends Fund
   (Series II) (7)                                0.85%         0.25%          0.45%           1.55%         0.10%        1.45%
 Colonial Small Cap Value Fund                    0.80%         0.25%          0.41%           1.46%         0.36%        1.10%
 Fidelity(R)VIP Equity-Income Portfolio
   (Service Class 2)                              0.48%         0.25%          0.09%           0.82%         0.00%        0.82%
 Fidelity(R)VIP Growth Portfolio (Service
   Class 2)                                       0.58%         0.25%          0.09%           0.92%         0.00%        0.92%
 ING AIM Mid-Cap Growth Portfolio (Class S)
   (2)(3)(6)                                      0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING Alliance Mid-Cap Growth Portfolio
   (Class S) (2)(3)(6)                            0.78%         0.25%          0.01%           1.04%         0.00%        1.04%
 ING American Funds Growth Portfolio
   (8)(9)(10)(11)                                 0.37%         0.75%          0.05%           1.17%         0.00%        1.17%
 ING American Funds Growth-Income Portfolio
   (8)(9)(10)(11)                                 0.33%         0.75%          0.04%           1.12%         0.00%        1.12%
 ING American Funds International Portfolio
   (8)(9)(10)(11)                                 0.57%         0.75%          0.09%           1.41%         0.00%        1.41%
 ING Capital Guardian Large Cap Value
   Portfolio (Class S) (2)(3)(6)                  0.74%         0.25%          0.01%           1.00%         0.00%        1.00%
 ING Capital Guardian Managed Global
   Portfolio (Class S) (2)(3)(6)                  1.00%         0.25%          0.01%           1.26%         0.00%        1.26%
 ING Capital Guardian Small Cap Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING Developing World Portfolio (Class S)
   (2)(3)                                         1.25%         0.25%          0.02%           1.52%         0.00%        1.52%
 ING Eagle Asset Capital Appreciation
   Portfolio (Class S) (2)(3)                     0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING Evergreen Health Sciences Portfolio
    (Class S) (2)(3)(4)                           0.75%         0.25%          0.01%           1.01%         0.00%        1.01%
 ING Evergreen Omega Portfolio (Class S)
   (2)(3)(4)                                      0.60%         0.25%          0.01%           0.86%         0.00%        0.86%
 ING FMR(SM) Diversified Mid-Cap Portfolio
   (Class S) (2)(3)                               0.75%         0.25%          0.00%           1.00%         0.00%        1.00%
 ING Goldman Sachs Internet TollkeeperSM
   Portfolio (Class S) (2)(3)                     1.35%         0.25%          0.01%           1.61%         0.00%        1.61%
 ING Hard Assets Portfolio (Class S) (2)(3)       0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING International Portfolio (Class S) (2)(3)     1.00%         0.25%          0.01%           1.26%         0.00%        1.26%
 ING Janus Special Equity Portfolio (Class S)
   (2)(3)(6)                                      0.81%         0.25%          0.01%           1.07%         0.00%        1.07%
 ING Jennison Equity Opportunities Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING JPMorgan Fleming International Portfolio
   (Service Class) (20)                           0.80%         0.25%          0.20%           1.25%         0.00%        1.25%
 ING JPMorgan Small Cap Equity Portfolio
   (Class S) (2)(3)(6)                            0.90%         0.25%          0.00%           1.15%         0.00%        1.15%
 ING Julius Baer Foreign Portfolio (Class S)
   (2)(3)                                         1.00%         0.25%          0.00%           1.25%         0.00%        1.25%
 ING Legg Mason Value Portfolio (Class S)
   (2)(3)(6)                                      0.81%         0.25%          0.00%           1.06%         0.00%        1.06%
 ING Lifestyles Aggressive Growth Portfolio
   (4)(12)(13)                                    1.23%         0.00%          0.05%           1.28%         0.05%        1.23%
 ING Lifestyles Growth Portfolio (4)(12)(13)      1.18%         0.00%          0.05%           1.23%         0.05%        1.18%
 ING Lifestyles Moderate Growth Portfolio
   (4)(12)(13)                                    1.13%         0.00%          0.05%           1.18%         0.05%        1.13%
 ING Lifestyles Moderate Portfolio (4)(12)(13)    1.05%         0.00%          0.05%           1.10%         0.05%        1.05%
 ING Liquid Assets Portfolio (Class S) (2)(3)     0.27%         0.25%          0.01%           0.53%         0.00%        0.53%
 ING Marsico Growth Portfolio (Class S)
   (2)(3)(6)                                      0.79%         0.25%          0.00%           1.04%         0.00%        1.04%
 ING Mercury Focus Value Portfolio (Class S)
   (2)(3)                                         0.80%         0.25%          0.00%           1.05%         0.00%        1.05%
 ING Mercury Fundamental Growth Portfolio
   (Class S) (2)(3)                               0.80%         0.25%          0.00%           1.05%         0.00%        1.05%
 ING MFS Mid-Cap Growth Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%         0.25%          0.01%           0.90%         0.00%        0.90%
 ING MFS Research Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%         0.25%          0.01%           0.90%         0.00%        0.90%
 ING MFS Total Return Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%         0.25%          0.01%           0.90%         0.00%        0.90%
 ING PIMCO Core Bond Portfolio (Class S)
   (2)(3)                                         0.61%         0.25%          0.01%           0.87%         0.00%        0.87%
 ING PIMCO High Yield Portfolio (Class A)
   (2)(3)(4)                                      0.49%         0.25%          0.01%           0.75%         0.00%        0.75%
 ING Salomon Brothers Aggressive Growth
   Portfolio (Service Class) (20)                 0.70%         0.25%          0.13%           1.08%         0.00%        1.08%
 ING Salomon Brothers All Cap Portfolio
   (Class S) (2)(3)(6)                            0.75%         0.25%          0.00%           1.00%         0.00%        1.00%
 ING Salomon Brothers Investors Portfolio
   (Class S) (2)(3)                               0.75%         0.25%          0.00%           1.00%         0.00%        1.00%
 ING T. Rowe Price Capital Appreciation
   Portfolio (Class S) (2)(3)(6)                  0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING UBS U.S. Balanced Portfolio (Class S)
   (2)(3)                                         0.75%         0.25%          0.01%           1.01%         0.00%        1.01%

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                                                                                                                        NET FUND
                                                                                            TOTAL FUND                   ANNUAL
                                                            DISTRIBUTION                      ANNUAL         TOTAL      EXPENSES
                                                              AND/OR                         EXPENSES       WAIVERS      AFTER
                                               INVESTMENT     SERVICE                     WITHOUT WAIVERS     OR       WAIVERS OR
                                                ADVISORY      (12B-1)     OTHER EXPENSES   OR REDUCTIONS   REDUCTIONS  REDUCTIONS
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 ING Van Kampen Equity Growth Portfolio
   (Class S) (2)(3)                               0.65%         0.25%          0.01%           0.92%         0.00%        0.92%
 ING Van Kampen Global Franchise Portfolio
   (Class S) (2)(3)                               1.00%         0.25%          0.00%           1.25%         0.00%        1.25%
 ING Van Kampen Growth and Income Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%          0.01%           0.94%         0.00%        0.94%
 ING Van Kampen Real Estate Portfolio
   (Class S) (2)(3)                               0.68%         0.25%          0.00%           0.93%         0.00%        0.93%
 ING VP Bond Portfolio (Class S) (14)             0.40%         0.25%          0.10%           0.75%         0.00%        0.75%
 ING VP Financial Services Portfolio (Class
   S) (16)(17)(18)                                0.75%         0.25%          0.15%           1.15%         0.10%        1.05%
 ING VP Index Plus LargeCap Portfolio
   (ClassS) (14)(15)                              0.35%         0.25%          0.08%           0.68%         0.00%        0.68%
 ING VP Index Plus MidCap Portfolio (Class S)
   (14)(15)                                       0.40%         0.25%          0.10%           0.75%         0.00%        0.75%
 ING VP Index Plus SmallCap Portfolio (Class
   S) (14)(15)                                    0.40%         0.25%          0.15%           0.80%         0.00%        0.80%
 ING VP MagnaCap Portfolio  (Class S)
   (16)(17)(18)(19)                               0.75%         0.25%          0.40%           1.40%         0.29%        1.11%
 ING VP MidCap Opportunities Portfolio (Class
   S)(16)(17)(18)                                 0.75%         0.25%          0.45%           1.45%         0.35%        1.10%
 ING VP SmallCap Opportunities Portfolio
   (Class S) (16)(17)(18)                         0.75%         0.25%          0.32%           1.32%         0.22%        1.10%
 ING VP Worldwide Growth Portfolio (25)(26)       1.00%         0.25%          0.50%           1.75%         0.52%        1.23%
 INVESCO VIF-- Leisure Fund (Series I)
   (21)(22)(23)                                   0.75%         0.00%          1.09%           1.84%         0.54%        1.30%
 INVESCO VIF-- Utilities Fund (Series I)
   (21)(22)(24)                                   0.60%         0.00%          0.55%           1.15%         0.00%        1.15%
 Jennison Portfolio (Class II)                    0.60%         0.25%          0.19%           1.04%         0.00%        1.04%
 Pioneer Fund VCT Portfolio (Class II)            0.65%         0.25%          0.10%           1.00%         0.00%        1.00%
 Pioneer Mid Cap Value VCT Portfolio (Class
   II)                                            0.65%         0.25%          0.10%           1.00%         0.00%        1.00%
 ProFund VP Bull                                  0.75%         0.25%          0.87%           1.87%         0.00%        1.87%
 ProFund VP Europe 30                             0.75%         0.25%          0.91%           1.91%         0.00%        1.91%
 ProFund Rising Rates Opportunity                 0.75%         0.25%          0.91%           1.91%         0.00%        1.91%
 ProFund VP Small-Cap                             0.75%         0.25%          0.73%           1.73%         0.00%        1.73%
 SP William Blair International Growth
   Portfolio (Class II)                           0.85%         0.25%          0.44%           1.54%         0.00%        1.54%

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING MFS Research Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 0.99% for ING Capital Guardian Large Cap Value, 1.25% for ING Capital Guardian Managed Global, 0.93% for ING Capital Guardian Small Cap, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING MFS Research, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

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(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes;
      (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus.

(13) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(15) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Total Waivers or Reductions" in the table above. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(16) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(17) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end. "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

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(18) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Total Waivers or Reductions" in the above table. For each Portfolio except ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(19) "Other Expenses", "Total Fund Annual Expenses" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(20) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(21) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(22) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(23) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(24) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.

(25) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(26) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the above table. For each Portfolio the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of

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the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         ----------------------------------------------------------------
          If you surrender or annuitize your contract at the end of the applicable time period:

                   1 year        3 years       5 years       10 years

                    $567         $1,688        $2,795         $5,495
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Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

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The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owner's performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
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ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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RESTRICTED FUNDS
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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

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Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

      PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                                 QUARTERLY RATCHET         MAX 7
                  STANDARD           ENHANCED            ENHANCED
                DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
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                       Annual              Annual              Annual
                       Charge              Charge              Charge
                      Expressed           Expressed           Expressed
             Annual   as Daily   Annual   as Daily   Annual   as Daily
             Charge     Rate     Charge     Rate     Charge     Rate

             1.65%    0.004558%   1.90%   0.005255%   2.10%   0.005815%
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A description of the mortality and expense risk charges for contract owners other than Yr-2004 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

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          MGIB Rate     As an Annual Charge              As a Quarterly Charge
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          7%            0.75% of the MGIB Charge Base    0.1875% of the MGIB Charge Base
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      MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table.

See "Fees and Expenses - Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      CONTRACT OWNER CATEGORIES. There are seven categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

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     PRE-2000:  a) all contracts purchased prior to February 1, 2000; b)
                contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).
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     YR-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).
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     YR-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
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     MAY-2001:  Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
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     MAY-2002:  Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).
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     YR-2003: Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the state of issue at the time of purchase).
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     YR-2004: Contracts purchased on or after March 15, 2004 which offer the Quarterly Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and offer a Minimum Guaranteed Withdrawal Benefit with reset and step-up benefit options (as available in the state of issue at the time of purchase).
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A description of benefits and charges for Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM

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INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR
(III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

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      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

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      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

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OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 Contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

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No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

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      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  (c)   is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b)   is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            A)    CALCULATION OF MGIB ROLLUP BENEFIT BASE

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

                  THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

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                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

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      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

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The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the reset option, the step-up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00%;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

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The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      DEATH OF OWNER

      BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

      DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the

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withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                ---------------------------------------------
                                        MAXIMUM PERCENTAGE
                  FREQUENCY             OF CONTRACT VALUE
                ---------------------------------------------
                  Monthly                      1.25%
                  Quarterly                    3.75%
                  Annually                    15.00%
                ---------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

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If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

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You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any

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allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest

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Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make

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the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will

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            equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last Quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will

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equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

            1)    the Standard Death Benefit; and

            2)    the lesser of:

                  a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                  b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following

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introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

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CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

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If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

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SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

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      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES - APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated

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with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

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Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLCING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc. DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

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EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined

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without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed

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and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, [such as those associated with the MGIB benefit,] as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

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You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when

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distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the

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calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAs - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAs - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law.

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Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      [o    Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus.

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Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION
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      TABLE OF CONTENTS
      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Auditors
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company
        (formerly Golden American Life Insurance Company)
      Financial Statements of ING USA Annuity and Life Insurance Company
        Separate Account B (formerly Golden American Separate Account B)


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

.................................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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                  NAME

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                  SOCIAL SECURITY NUMBER

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                  STREET ADDRESS

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                  CITY, STATE, ZIP

                                                                      05/01/2004

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APPENDIX A
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                        CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.


                                                       2003           2002           2001           2000            1999
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SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                     $7.34          $10.99         $10.00 (11)
        AUV at End of Period                           $9.94           $7.34         $10.99
        Number of Accumulation Units
           Outstanding at End of Period              756,657         218,094         16,786

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period                    $10.00 (16)
        AUV at End of Period                          $13.85
        Number of Accumulation Units
           Outstanding at End of Period              368,372

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period                     $7.83           $9.59         $10.00 (12)
        AUV at End of Period                          $10.04           $7.83          $9.59
        Number of Accumulation Units
           Outstanding at End of Period            2,275,054         478,395

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period                     $6.37           $9.27         $10.00 (12)
        AUV at End of Period                           $8.33           $6.37          $9.27
        Number of Accumulation Units
           Outstanding at End of Period            3,326,845         523,176

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period                     $9.91          $14.71         $18.92          $21.92          $14.23
        AUV at End of Period                          $14.08           $9.91         $14.71          $18.92          $21.92
        Number of Accumulation Units
           Outstanding at End of Period            2,884,535       2,906,118      3,787,157       4,824,609       2,450,796

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $10.10          $14.64         $17.21          $21.06          $17.01
        AUV at End of Period                          $16.63          $10.10         $14.64          $17.21          $21.06
        Number of Accumulation Units
           Outstanding at End of Period            5,531,902       5,368,761      6,450,280       6,881,891       5,870,533

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.77
        Number of Accumulation Units
           Outstanding at End of Period            1,647,654

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.99
        Number of Accumulation Units
           Outstanding at End of Period            1,032,491

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $11.62
        Number of Accumulation Units
           Outstanding at End of Period              589,077

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                     $7.53          $10.02         $10.55          $10.00 (7)
        AUV at End of Period                          $10.15           $7.53         $10.02          $10.55
        Number of Accumulation Units
           Outstanding at End of Period            6,231,900       4,513,819      3,900,663       2,138,069


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $14.31          $11.78         $10.01          $10.00 (1)
        AUV at End of Period                          $14.23          $14.31         $11.78          $10.01
        Number of Accumulation Units
           Outstanding at End of Period            1,105,850         554,068        231,567          47,478

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $15.41          $12.49         $10.00 (3)
        AUV at End of Period                          $17.01          $15.41         $12.49
        Number of Accumulation Units
           Outstanding at End of Period            3,297,314         438,636         38,037

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

Access - 131789
                                       A1


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                    $13.80          $17.54         $20.19          $23.97          $14.88
        AUV at End of Period                          $18.55          $13.80         $17.54          $20.19          $23.97
        Number of Accumulation Units
           Outstanding at End of Period            2,320,224       1,965,666      1,757,559       1,348,844         676,402

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                    $13.14          $17.87         $18.40          $22.82          $15.37
        AUV at End of Period                          $18.19          $13.14         $17.87          $18.40          $22.82
        Number of Accumulation Units
           Outstanding at End of Period            5,701,159       5,592,680      7,129,680       6,884,892       5,053,919

  ING DEVELOPING WORLD
        AUV at Beginning of Period                     $6.23           $7.08          $7.58          $11.61           $7.28
        AUV at End of Period                           $9.01           $6.23          $7.08           $7.58          $11.61
        Number of Accumulation Units
           Outstanding at End of Period            2,328,297       1,925,891      2,270,962       2,014,772       2,133,907

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                    $15.00          $18.34         $19.46          $18.14          $18.31
        AUV at End of Period                          $18.52          $15.00         $18.34          $19.46          $18.14
        Number of Accumulation Units
           Outstanding at End of Period            2,181,501       2,314,070      2,404,425       2,586,368       1,825,971

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                     $7.23           $9.09          $9.88          $10.00 (9)
        AUV at End of Period                           $9.52           $7.23          $9.09           $9.88
        Number of Accumulation Units
           Outstanding at End of Period            2,137,834       1,436,694        685,331         290,230

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                     $4.65           $7.62         $10.00 (10)
        AUV at End of Period                           $6.46           $4.65          $7.62
        Number of Accumulation Units
           Outstanding at End of Period              976,839         387,486         47,818

  ING HARD ASSETS
        AUV at Beginning of Period                    $14.05          $14.14         $16.32          $17.37          $14.28
        AUV at End of Period                          $21.09          $14.05         $14.14          $16.32          $17.37
        Number of Accumulation Units
           Outstanding at End of Period              742,286         575,255        295,871         309,819         355,052

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                     $7.16           $8.66         $11.37          $15.57          $10.29
        AUV at End of Period                           $9.12           $7.16          $8.66          $11.37          $15.57
        Number of Accumulation Units
           Outstanding at End of Period            3,949,927       4,449,069      5,060,321       5,535,477       4,666,041

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                     $7.05           $8.87          $9.94          $10.00 (9)
        AUV at End of Period                           $8.52           $7.05          $8.87           $9.94
        Number of Accumulation Units
           Outstanding at End of Period            2,887,495       1,676,923      1,073,857         274,785

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                     $6.08           $8.32          $8.89          $10.00 (9)
        AUV at End of Period                           $9.01           $6.08          $8.32           $8.89
        Number of Accumulation Units
           Outstanding at End of Period              856,121         464,522        368,091         121,670

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                    $15.06          $21.60         $25.17          $30.11          $24.50
        AUV at End of Period                          $19.47          $15.06         $21.60          $25.17          $30.11
        Number of Accumulation Units
           Outstanding at End of Period            2,581,561       2,929,610      3,606,212       3,626,696       2,412,721

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $11.87
        Number of Accumulation Units
           Outstanding at End of Period               75,922

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                     $7.85          $10.00 (12)
        AUV at End of Period                          $10.38           $7.85
        Number of Accumulation Units
           Outstanding at End of Period              824,986         169,670

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                     $8.22          $10.00 (12)
        AUV at End of Period                          $10.64           $8.22
        Number of Accumulation Units
           Outstanding at End of Period              506,335          72,898


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                    $11.67          $10.55          $9.53           $9.28 (1)
        AUV at End of Period                          $14.88          $11.67         $10.55           $9.53
        Number of Accumulation Units
           Outstanding at End of Period              610,300         443,665        231,774

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                    $12.88          $11.84         $10.00          $10.00 (2)
        AUV at End of Period                          $15.37          $12.88         $11.84          $10.00
        Number of Accumulation Units
           Outstanding at End of Period            2,476,498         559,014        227,347              --

  ING DEVELOPING WORLD
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                           $7.28
        Number of Accumulation Units
           Outstanding at End of Period              417,221

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                    $18.28          $14.57         $13.36          $12.41 (1)
        AUV at End of Period                          $18.31          $18.28         $14.57          $13.36
        Number of Accumulation Units
           Outstanding at End of Period            1,415,540         469,649        249,994          23,394

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING HARD ASSETS
        AUV at Beginning of Period                    $20.57          $19.65         $14.96          $14.71 (1)
        AUV at End of Period                          $14.28          $20.57         $19.65          $14.96
        Number of Accumulation Units
           Outstanding at End of Period              258,034          90,379         43,232           2,847

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                     $9.90          $10.28 (5)
        AUV at End of Period                          $10.29           $9.90
        Number of Accumulation Units
           Outstanding at End of Period            2,422,075          90,783

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                    $22.05          $17.34         $14.63          $14.23 (1)
        AUV at End of Period                          $24.50          $22.05         $17.34          $14.63
        Number of Accumulation Units
           Outstanding at End of Period            1,342,756         312,229        174,592          16,369

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

Access - 131789
                                       A2


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING LIMITED MATURITY BOND
        AUV at Beginning of Period                    $20.16          $19.06         $17.76          $16.72          $16.77
        AUV at End of Period                          $20.44          $20.16         $19.06          $17.76          $16.72
        Number of Accumulation Units
           Outstanding at End of Period            5,262,645       6,261,694      4,325,602       3,621,501       2,938,050

  ING LIQUID ASSETS
        AUV at Beginning of Period                    $15.84          $15.84         $15.47          $14.79          $14.33
        AUV at End of Period                          $15.74          $15.84         $15.84          $15.47          $14.79
        Number of Accumulation Units
           Outstanding at End of Period            7,879,356      12,089,799     14,053,316      14,214,982      13,701,796

  ING MARSICO GROWTH
        AUV at Beginning of Period                    $10.52          $15.14         $22.02          $28.62          $16.29
        AUV at End of Period                          $13.76          $10.52         $15.14          $22.02          $28.62
        Number of Accumulation Units
           Outstanding at End of Period           11,921,200      12,372,395     16,739,731      18,211,995      14,289,972

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                     $8.37          $10.00 (12)
        AUV at End of Period                          $10.83           $8.37
        Number of Accumulation Units
           Outstanding at End of Period              289,419          93,268

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                     $7.97          $10.00 (12)
        AUV at End of Period                           $9.98           $7.97
        Number of Accumulation Units
           Outstanding at End of Period              158,396          44,773

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period                    $16.05          $31.80         $42.23          $39.59          $22.43
        AUV at End of Period                          $22.02          $16.05         $31.80          $42.23          $39.59
        Number of Accumulation Units
           Outstanding at End of Period            5,278,479       5,485,147      6,612,249       7,313,425       4,873,150

  ING MFS RESEARCH
        AUV at Beginning of Period                    $15.14          $20.44         $26.39          $28.04          $22.89
        AUV at End of Period                          $18.60          $15.14         $20.44          $26.39          $28.04
        Number of Accumulation Units
           Outstanding at End of Period            5,432,937       5,913,309      7,316,946       8,149,686       6,431,949

  ING MFS TOTAL RETURN
        AUV at Beginning of Period                    $19.23          $20.56         $20.75          $18.06          $17.72
        AUV at End of Period                          $22.14          $19.23         $20.56          $20.75          $18.06
        Number of Accumulation Units
           Outstanding at End of Period            9,215,693       9,138,045      9,253,396       9,222,565       8,274,090

  ING PIMCO CORE BOND
        AUV at Beginning of Period                    $12.71          $11.86         $11.74          $11.79          $13.09
        AUV at End of Period                          $13.12          $12.71         $11.86          $11.74          $11.79
        Number of Accumulation Units
           Outstanding at End of Period            5,369,915       4,410,375      1,669,195       1,224,547         753,003

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.82
        Number of Accumulation Units
           Outstanding at End of Period              100,971

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                     $8.55          $11.65         $11.59          $10.00 (7)
        AUV at End of Period                          $11.71           $8.55         $11.65          $11.59
        Number of Accumulation Units
           Outstanding at End of Period            4,510,818       3,519,149      4,280,223       2,182,516

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                     $8.07          $10.63         $11.26          $10.00 (7)
        AUV at End of Period                          $10.45           $8.07         $10.63          $11.26
        Number of Accumulation Units
           Outstanding at End of Period            1,526,538       1,177,892        952,473         539,461

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                    $27.96          $28.22         $26.04          $21.65          $20.53
        AUV at End of Period                          $34.52          $27.96         $28.22          $26.04          $21.65
        Number of Accumulation Units
           Outstanding at End of Period            6,071,997       5,326,018      4,592,780       3,264,322       2,546,589


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  ING LIMITED MATURITY BOND
        AUV at Beginning of Period                    $15.91          $15.13         $14.71          $14.35 (1)
        AUV at End of Period                          $16.77          $15.91         $15.13          $14.71
        Number of Accumulation Units
           Outstanding at End of Period            1,557,946         133,461         46,293          11,834

  ING LIQUID ASSETS
        AUV at Beginning of Period                    $13.83          $13.35         $12.89          $12.76 (1)
        AUV at End of Period                          $14.33          $13.83         $13.35          $12.89
        Number of Accumulation Units
           Outstanding at End of Period            3,587,644         353,076         84,960          62,084

  ING MARSICO GROWTH
        AUV at Beginning of Period                    $13.03          $11.42         $10.00 (4)
        AUV at End of Period                          $16.29          $13.03         $11.42
        Number of Accumulation Units
           Outstanding at End of Period            3,293,705         343,006

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period                    $18.52          $15.70         $13.21          $12.95 (3)
        AUV at End of Period                          $22.43          $18.52         $15.70          $13.21
        Number of Accumulation Units
           Outstanding at End of Period            1,905,009         177,125         28,223

  ING MFS RESEARCH
        AUV at Beginning of Period                    $18.87          $15.93         $13.10          $12.25 (4)
        AUV at End of Period                          $22.89          $18.87         $15.93          $13.10
        Number of Accumulation Units
           Outstanding at End of Period            3,902,975         268,126

  ING MFS TOTAL RETURN
        AUV at Beginning of Period                    $16.10          $13.51         $12.05          $11.41 (4)
        AUV at End of Period                          $17.72          $16.10         $13.51          $12.05
        Number of Accumulation Units
           Outstanding at End of Period            3,982,961         286,032

  ING PIMCO CORE BOND
        AUV at Beginning of Period                    $11.87          $11.96         $11.55          $11.20 (6)
        AUV at End of Period                          $13.09          $11.87         $11.96          $11.55
        Number of Accumulation Units
           Outstanding at End of Period              396,067          10,655

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                    $19.66          $17.29         $15.07          $14.62 (1)
        AUV at End of Period                          $20.53          $19.66         $17.29          $15.07
        Number of Accumulation Units
           Outstanding at End of Period            1,628,158         414,805        173,475          13,988

Access - 131789
                                       A3


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                    $20.45          $23.90         $23.91          $21.47          $21.94
        AUV at End of Period                          $25.24          $20.45         $23.90          $23.91          $21.47
        Number of Accumulation Units
           Outstanding at End of Period            3,283,741       2,796,772      3,366,042       2,309,478       2,014,454

  ING UBS U.S. BALANCED
        AUV at Beginning of Period                     $7.26 (16)
        AUV at End of Period                           $8.45
        Number of Accumulation Units
           Outstanding at End of Period              870,957

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                     $7.82          $10.00 (12)
        AUV at End of Period                           $9.54           $7.82
        Number of Accumulation Units
           Outstanding at End of Period              349,933         124,181

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                     $8.85          $10.00 (12)
        AUV at End of Period                          $11.01           $8.85
        Number of Accumulation Units
           Outstanding at End of Period              758,774         220,958

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                    $18.19          $21.65         $24.94          $25.83          $22.61
        AUV at End of Period                          $22.94          $18.19         $21.65          $24.94          $25.83
        Number of Accumulation Units
           Outstanding at End of Period            5,707,684       6,183,621      7,290,571       8,035,274       7,496,161

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                    $28.06          $28.40         $26.64          $20.62          $21.74
        AUV at End of Period                          $38.11          $28.06         $28.40          $26.64          $20.62
        Number of Accumulation Units
           Outstanding at End of Period            1,388,196       1,167,176        887,731       1,006,919         534,577

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period                    $10.64          $10.00 (12)
        AUV at End of Period                          $11.13          $10.64
        Number of Accumulation Units
           Outstanding at End of Period            1,026,869         719,279

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                     $5.26           $7.79         $10.00 (10)
        AUV at End of Period                           $6.87           $5.26          $7.79
        Number of Accumulation Units
           Outstanding at End of Period              351,904         143,307         82,839

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                    $10.00 (13)
        AUV at End of Period                           $8.98
        Number of Accumulation Units
           Outstanding at End of Period              494,773

  ING VP MAGNACAP
        AUV at Beginning of Period                     $7.10           $9.35         $10.00 (10)
        AUV at End of Period                           $9.15           $7.10          $9.35
        Number of Accumulation Units
           Outstanding at End of Period              337,837         211,733         38,846

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                     $4.62           $8.33         $10.00 (10)
        AUV at End of Period                           $6.31           $4.62          $8.33
        Number of Accumulation Units
           Outstanding at End of Period            1,851,941         774,557        180,638

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                     $5.21           $7.02          $8.75          $10.00 (8)
        AUV at End of Period                           $6.63           $5.21          $7.02           $8.75
        Number of Accumulation Units
           Outstanding at End of Period              797,575         467,247        306,137         110,552

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                     $7.65          $10.27         $10.00 (11)
        AUV at End of Period                           $9.64           $7.65         $10.27
        Number of Accumulation Units
           Outstanding at End of Period            1,026,392         351,424         20,414

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                     $8.44          $10.00 (12)
        AUV at End of Period                          $10.71           $8.44
        Number of Accumulation Units
           Outstanding at End of Period              355,401          69,607


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                    $20.55          $17.75         $16.55          $15.94 (1)
        AUV at End of Period                          $21.94          $20.55         $17.75          $16.55
        Number of Accumulation Units
           Outstanding at End of Period              800,490         255,396        150,732          21,073

  ING UBS U.S. BALANCED
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                    $20.09          $15.69         $13.19          $12.12 (1)
        AUV at End of Period                          $22.61          $20.09         $15.69          $13.19
        Number of Accumulation Units
           Outstanding at End of Period            4,591,471         853,473        355,191          36,100

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                    $25.48          $21.04         $15.78          $14.91 (1)
        AUV at End of Period                          $21.74          $25.48         $21.04          $15.78
        Number of Accumulation Units
           Outstanding at End of Period              436,867         135,993         42,710           2,910

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP MAGNACAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

Access - 131789
                                       A4


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period                     $7.86           $9.37         $10.00 (11)
        AUV at End of Period                          $10.04           $7.86          $9.37
        Number of Accumulation Units
           Outstanding at End of Period              803,207         584,089         28,966

  INVESCO VIF--UTILITIES
        AUV at Beginning of Period                     $6.37           $8.11         $10.00 (11)
        AUV at End of Period                           $7.38           $6.37          $8.11
        Number of Accumulation Units
           Outstanding at End of Period              310,305         127,145          5,341

  JENNISON PORTFOLIO
        AUV at Beginning of Period                     $4.27           $6.30          $7.85          $10.00 (11)
        AUV at End of Period                           $5.46           $4.27          $6.30           $7.85
        Number of Accumulation Units
           Outstanding at End of Period            1,124,696       1,009,408      1,264,693         194,916

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                     $9.84          $10.10         $10.01          $10.24          $10.08
        AUV at End of Period                          $11.92           $9.84         $10.10          $10.01          $10.24
        Number of Accumulation Units
           Outstanding at End of Period            8,588,671       6,193,058      5,836,177       5,140,416       5,053,972

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                     $8.05          $10.23         $11.72          $13.13          $11.11
        AUV at End of Period                          $10.35           $8.05         $10.23          $11.72          $13.13
        Number of Accumulation Units
           Outstanding at End of Period            3,653,649       4,911,149      5,825,877       6,006,923       4,797,771

  PIONEER FUND VCT
        AUV at Beginning of Period                     $7.47           $9.39         $10.00 (11)
        AUV at End of Period                           $9.09           $7.47          $9.39
        Number of Accumulation Units
           Outstanding at End of Period              928,547         291,461         27,047

  PIONEER MID CAP VALUE
        AUV at Beginning of Period                     $9.36          $10.72         $10.00 (11)
        AUV at End of Period                          $12.66           $9.36         $10.72
        Number of Accumulation Units
           Outstanding at End of Period            2,142,901         983,243        170,276

  PROFUND VP BULL
        AUV at Beginning of Period                     $6.67           $8.90         $10.00 (10)
        AUV at End of Period                           $8.26           $6.67          $8.90
        Number of Accumulation Units
           Outstanding at End of Period            1,824,762       1,231,933        805,047

  PROFUND VP EUROPE 30
        AUV at Beginning of Period                     $6.05           $8.27         $10.00 (10)
        AUV at End of Period                           $8.28           $6.05          $8.27
        Number of Accumulation Units
           Outstanding at End of Period              648,934         257,910          8,429

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                    $10.00 (15)
        AUV at End of Period                           $9.37
        Number of Accumulation Units
           Outstanding at End of Period               98,866

  PROFUND VP SMALL CAP
        AUV at Beginning of Period                     $7.21           $9.43         $10.00 (10)
        AUV at End of Period                          $10.15           $7.21          $9.43
        Number of Accumulation Units
           Outstanding at End of Period            2,307,338       1,755,936      1,134,989

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                     $4.12           $5.41          $8.56          $10.00 (9)
        AUV at End of Period                           $5.65           $4.12          $5.41           $8.56
        Number of Accumulation Units
           Outstanding at End of Period            1,723,767         535,933        294,591          65,551


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF--UTILITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  JENNISON PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                          $10.08
        Number of Accumulation Units
           Outstanding at End of Period            1,630,971

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                          $11.11
        Number of Accumulation Units
           Outstanding at End of Period            1,527,698

  PIONEER FUND VCT
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PIONEER MID CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP BULL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP EUROPE 30
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP SMALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FOOTNOTES

   (1)   Fund First Available during October 1995                          (13)    Fund First Available during August 2003
   (2)   Fund First Available during January 1996                          (14)    Fund First Available during September 2003
   (3)   Fund First Available during September 1996                        (15)    Fund First Available during October 2003
   (4)   Fund First Available during February 1997                         (16)    Fund First Available during November 2003
   (5)   Fund First Available during October 1997
   (6)   Fund First Available during May 1998
   (7)   Fund First Available during February 2000
   (8)   Fund First Available during May 2000
   (9)   Fund First Available during October 2000
   (10)  Fund First Available during May 2001
   (11)  Fund First Available during November 2001
   (12)  Fund First Available during May 2002

Access - 131789
                                       A5

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

       AIM VI DENT DEMOGRAPHIC TRENDS
                AUV at Beginning of Period                    $7.34            $10.99           $10.00 (5)
                AUV at End of Period                          $9.93             $7.34           $10.99
                Number of Accumulation Units
                   Outstanding at End of Period           1,009,538           226,139           23,503

       COLONIAL SMALL CAP VALUE
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $13.85
                Number of Accumulation Units
                   Outstanding at End of Period             504,034

       FIDELITY(R) VIP EQUITY--INCOME
                AUV at Beginning of Period                    $7.83             $9.59           $10.00 (7)
                AUV at End of Period                         $10.03             $7.83            $9.59
                Number of Accumulation Units
                   Outstanding at End of Period           2,445,416           321,872

       FIDELITY(R) VIP GROWTH
                AUV at Beginning of Period                    $6.37             $9.27           $10.00 (7)
                AUV at End of Period                          $8.32             $6.37            $9.27
                Number of Accumulation Units
                   Outstanding at End of Period           3,789,443           534,403

       ING AIM MID CAP GROWTH
                AUV at Beginning of Period                    $9.86            $14.64           $18.85            $21.70 (1)
                AUV at End of Period                         $14.01             $9.86           $14.64            $18.85
                Number of Accumulation Units
                   Outstanding at End of Period           2,190,339         1,870,965        2,160,544         1,797,957

       ING ALLIANCE MID CAP GROWTH
                AUV at Beginning of Period                   $10.06            $14.59           $17.17            $20.13 (1)
                AUV at End of Period                         $16.56            $10.06           $14.59            $17.17
                Number of Accumulation Units
                   Outstanding at End of Period           2,956,816         1,918,853        1,780,512         1,239,023

       ING AMERICAN FUNDS GROWTH
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $10.77
                Number of Accumulation Units
                   Outstanding at End of Period           1,864,132

       ING AMERICAN FUNDS GROWTH-INCOME
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $10.99
                Number of Accumulation Units
                   Outstanding at End of Period           1,348,350

       ING AMERICAN FUNDS INTERNATIONAL
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $11.62
                Number of Accumulation Units
                   Outstanding at End of Period             641,852

       ING CAPITAL GUARDIAN LARGE CAP VALUE
                AUV at Beginning of Period                    $7.52            $10.01           $10.54            $10.00 (1)
                AUV at End of Period                         $10.13             $7.52           $10.01            $10.54
                Number of Accumulation Units
                   Outstanding at End of Period           9,374,553         6,465,467        4,561,875         1,537,946

Access - 131789
                                       A6

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       ING CAPITAL GUARDIAN MANAGED GLOBAL
                AUV at Beginning of Period                   $13.71            $17.43           $20.08            $22.29 (1)
                AUV at End of Period                         $18.42            $13.71           $17.43            $20.08
                Number of Accumulation Units
                   Outstanding at End of Period           2,876,283         2,246,287        1,775,926           965,140

       ING CAPITAL GUARDIAN SMALL CAP
                AUV at Beginning of Period                   $13.09            $17.82           $18.35            $23.69 (1)
                AUV at End of Period                         $18.11            $13.09           $17.82            $18.35
                Number of Accumulation Units
                   Outstanding at End of Period           3,883,332         2,987,431        2,714,045         1,586,595

       ING DEVELOPING WORLD
                AUV at Beginning of Period                    $6.22             $7.07            $7.57            $11.66 (1)
                AUV at End of Period                          $8.99             $6.22            $7.07             $7.57
                Number of Accumulation Units
                   Outstanding at End of Period           1,925,674         1,365,017        1,495,431           760,058

       ING EAGLE ASSET VALUE EQUITY
                AUV at Beginning of Period                   $14.92            $18.25           $19.38            $17.48 (1)
                AUV at End of Period                         $18.41            $14.92           $18.25            $19.38
                Number of Accumulation Units
                   Outstanding at End of Period           1,303,905         1,201,589          833,753           472,034

       ING FMR(SM) DIVERSIFIED MID--CAP
                AUV at Beginning of Period                    $7.22             $9.09            $9.88            $10.00 (3)
                AUV at End of Period                          $9.50             $7.22            $9.09             $9.88
                Number of Accumulation Units
                   Outstanding at End of Period           2,850,229         1,947,601          959,092           131,431

       ING GET FUND -- SERIES V
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                          $9.73
                Number of Accumulation Units
                   Outstanding at End of Period           9,202,842

       ING GET U.S. CORE PORTFOLIO - SERIES 1
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                         $10.25
                Number of Accumulation Units
                   Outstanding at End of Period           6,174,490

       ING GOLDMAN SACHS INTERNET TOLLKEEPER
                AUV at Beginning of Period                    $4.64             $7.61           $10.00 (4)
                AUV at End of Period                          $6.45             $4.64            $7.61
                Number of Accumulation Units
                   Outstanding at End of Period           1,534,119           519,244           89,535

       ING HARD ASSETS
                AUV at Beginning of Period                   $13.94            $14.03           $16.20            $16.12 (1)
                AUV at End of Period                         $20.91            $13.94           $14.03            $16.20
                Number of Accumulation Units
                   Outstanding at End of Period             826,628           436,185          144,214            57,353

       ING INTERNATIONAL EQUITY
                AUV at Beginning of Period                    $7.19             $8.70           $11.43            $15.02 (6)
                AUV at End of Period                          $9.15             $7.19            $8.70            $11.43
                Number of Accumulation Units
                   Outstanding at End of Period           2,278,889         1,834,152        1,624,384         1,257,278

       ING JANUS GROWTH AND INCOME
                AUV at Beginning of Period                    $7.04             $8.87            $9.94            $10.00 (3)
                AUV at End of Period                          $8.50             $7.04            $8.87             $9.94
                Number of Accumulation Units
                   Outstanding at End of Period           4,499,898         2,831,574        1,698,201           170,460

       ING JANUS SPECIAL EQUITY
                AUV at Beginning of Period                    $6.07             $8.32            $8.89            $10.00 (3)
                AUV at End of Period                          $9.00             $6.07            $8.32             $8.89
                Number of Accumulation Units
                   Outstanding at End of Period             934,004           610,059          538,057            76,347

Access - 131789
                                       A7

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------

       ING JENNISON EQUITY OPPORTUNITIES
                AUV at Beginning of Period                   $14.96            $21.46           $25.03            $29.44 (1)
                AUV at End of Period                         $19.33            $14.96           $21.46            $25.03
                Number of Accumulation Units
                   Outstanding at End of Period           1,900,374         1,951,375        1,862,499         1,210,622

       ING JP MORGAN FLEMING INTERNATIONAL
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $11.87
                Number of Accumulation Units
                   Outstanding at End of Period              77,955

       ING JP MORGAN FLEMING SMALLCAP
                AUV at Beginning of Period                    $7.84            $10.00 (7)
                AUV at End of Period                         $10.37             $7.84
                Number of Accumulation Units
                   Outstanding at End of Period           1,251,726           209,858

       ING JULIUS BAER FOREIGN
                AUV at Beginning of Period                    $8.22            $10.00 (7)
                AUV at End of Period                         $10.63             $8.22
                Number of Accumulation Units
                   Outstanding at End of Period             502,551           106,211

       ING LIMITED MATURITY BOND
                AUV at Beginning of Period                   $19.95            $18.88           $17.60            $16.56 (1)
                AUV at End of Period                         $20.22            $19.95           $18.88            $17.60
                Number of Accumulation Units
                   Outstanding at End of Period           4,019,585         3,840,533        2,416,706           849,473

       ING LIQUID ASSETS
                AUV at Beginning of Period                   $15.66            $15.67           $15.31            $14.70 (1)
                AUV at End of Period                         $15.55            $15.66           $15.67            $15.31
                Number of Accumulation Units
                   Outstanding at End of Period           9,522,307        10,877,063       12,017,917         7,270,477

       ING MARSICO GROWTH
                AUV at Beginning of Period                   $10.48            $15.10           $21.96            $29.12 (1)
                AUV at End of Period                         $13.71            $10.48           $15.10            $21.96
                Number of Accumulation Units
                   Outstanding at End of Period           6,824,703         5,599,657        6,476,226         4,730,311

       ING MERCURY FOCUS VALUE
                AUV at Beginning of Period                    $8.37            $10.00 (7)
                AUV at End of Period                         $10.82             $8.37
                Number of Accumulation Units
                   Outstanding at End of Period             392,802            91,571

       ING MERCURY FUNDAMENTAL GROWTH
                AUV at Beginning of Period                    $7.97            $10.00 (7)
                AUV at End of Period                          $9.97             $7.97
                Number of Accumulation Units
                   Outstanding at End of Period             237,787            27,664

       ING MFS MID CAP GROWTH
                AUV at Beginning of Period                   $16.01            $31.73           $42.16            $38.56 (1)
                AUV at End of Period                         $21.95            $16.01           $31.73            $42.16
                Number of Accumulation Units
                   Outstanding at End of Period           3,776,334         3,084,372        3,144,090         1,992,588

       ING MFS RESEARCH
                AUV at Beginning of Period                   $15.07            $20.35           $26.30            $26.94 (1)
                AUV at End of Period                         $18.50            $15.07           $20.35            $26.30
                Number of Accumulation Units
                   Outstanding at End of Period           2,836,831         2,475,752        2,427,133         1,500,906

       ING MFS TOTAL RETURN
                AUV at Beginning of Period                   $19.15            $20.47           $20.68            $17.46 (1)
                AUV at End of Period                         $22.03            $19.15           $20.47            $20.68
                Number of Accumulation Units
                   Outstanding at End of Period           6,645,212         4,962,123        3,612,214         1,350,560

Access - 131789
                                       A8

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------

       ING PIMCO CORE BOND
                AUV at Beginning of Period                   $12.65            $11.81           $11.70            $11.44 (1)
                AUV at End of Period                         $13.06            $12.65           $11.81            $11.70
                Number of Accumulation Units
                   Outstanding at End of Period           6,415,052         4,516,490        1,400,922           381,139

       ING SALOMON BROTHERS AGGRESSIVE GROWTH
                AUV at Beginning of Period                   $10.00 (12)                                                 (1)
                AUV at End of Period                         $10.81
                Number of Accumulation Units
                   Outstanding at End of Period             192,028

       ING SALOMON BROTHERS ALL CAP
                AUV at Beginning of Period                    $8.54            $11.64           $11.59            $10.00 (1)
                AUV at End of Period                         $11.68             $8.54           $11.64            $11.59
                Number of Accumulation Units
                   Outstanding at End of Period           5,835,012         4,205,151        3,977,598         1,200,520

       ING SALOMON BROTHERS INVESTORS
                AUV at Beginning of Period                    $8.06            $10.62           $11.26            $10.00 (1)
                AUV at End of Period                         $10.42             $8.06           $10.62            $11.26
                Number of Accumulation Units
                   Outstanding at End of Period           2,060,651         1,674,081        1,224,296           313,828

       ING T. ROWE PRICE CAPITAL APPRECIATION
                AUV at Beginning of Period                   $27.72            $27.99           $25.84            $20.89 (1)
                AUV at End of Period                         $34.21            $27.72           $27.99            $25.84
                Number of Accumulation Units
                   Outstanding at End of Period           5,743,181         4,380,117        2,279,908           507,008

       ING T. ROWE PRICE EQUITY INCOME
                AUV at Beginning of Period                   $20.28            $23.71           $23.74            $20.18 (1)
                AUV at End of Period                         $25.02            $20.28           $23.71            $23.74
                Number of Accumulation Units
                   Outstanding at End of Period           3,297,900         2,137,260        1,599,946           470,889

       ING UBS U.S. BALANCED
                AUV at Beginning of Period                    $7.25 (14)
                AUV at End of Period                          $8.44
                Number of Accumulation Units
                   Outstanding at End of Period           1,411,580

       ING VAN KAMPEN EQUITY GROWTH
                AUV at Beginning of Period                    $7.82            $10.00 (7)
                AUV at End of Period                          $9.53             $7.82
                Number of Accumulation Units
                   Outstanding at End of Period             566,448           115,969

       ING VAN KAMPEN GLOBAL FRANCHISE
                AUV at Beginning of Period                    $8.84            $10.00 (7)
                AUV at End of Period                         $11.00             $8.84
                Number of Accumulation Units
                   Outstanding at End of Period             885,643           255,324

       ING VAN KAMPEN GROWTH & INCOME
                AUV at Beginning of Period                   $18.08            $21.53           $24.81            $25.53 (1)
                AUV at End of Period                         $22.79            $18.08           $21.53            $24.81
                Number of Accumulation Units
                   Outstanding at End of Period           2,615,475         1,951,607        1,737,220         1,073,372

       ING VAN KAMPEN REAL ESTATE
                AUV at Beginning of Period                   $27.82            $28.18           $26.44            $20.64 (1)
                AUV at End of Period                         $37.77            $27.82           $28.18            $26.44
                Number of Accumulation Units
                   Outstanding at End of Period           1,439,332           947,487          414,152           211,380

       ING VP BOND PORTFOLIO
                AUV at Beginning of Period                   $10.64            $10.00 (7)
                AUV at End of Period                         $11.12            $10.64
                Number of Accumulation Units
                   Outstanding at End of Period             897,496           665,314

       ING VP GROWTH OPPORTUNITIES
                AUV at Beginning of Period                    $5.26             $7.79           $10.00 (4)
                AUV at End of Period                          $6.86             $5.26            $7.79
                Number of Accumulation Units
                   Outstanding at End of Period             696,848           297,926           83,427

Access - 131789
                                       A9

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       ING VP INDEX PLUS LARGE CAP
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                          $8.97
                Number of Accumulation Units
                   Outstanding at End of Period           1,239,109

       ING VP INDEX PLUS MID CAP
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $11.13
                Number of Accumulation Units
                   Outstanding at End of Period             317,218

       ING VP INDEX PLUS SMALL CAP
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $11.53
                Number of Accumulation Units
                   Outstanding at End of Period             255,326

       ING VP MAGNACAP
                AUV at Beginning of Period                    $7.10             $9.35           $10.00 (4)
                AUV at End of Period                          $9.14             $7.10            $9.35
                Number of Accumulation Units
                   Outstanding at End of Period             647,836           307,643           91,138

       ING VP SMALLCAP OPPORTUNITIES
                AUV at Beginning of Period                    $4.62             $8.33           $10.00 (4)
                AUV at End of Period                          $6.30             $4.62            $8.33
                Number of Accumulation Units
                   Outstanding at End of Period           2,408,687         1,042,746          268,186

       ING VP WORLDWIDE GROWTH
                AUV at Beginning of Period                    $5.20             $7.02            $8.75            $10.00 (2)
                AUV at End of Period                          $6.62             $5.20            $7.02             $8.75
                Number of Accumulation Units
                   Outstanding at End of Period           1,303,851           859,281          479,640           169,871

       INVESCO VIF HEALTH SCIENCES
                AUV at Beginning of Period                    $7.65            $10.27           $10.00 (5)
                AUV at End of Period                          $9.63             $7.65           $10.27
                Number of Accumulation Units
                   Outstanding at End of Period           1,881,172           481,393           38,465

       INVESCO VIF LEISURE FUND
                AUV at Beginning of Period                    $8.44            $10.00 (7)
                AUV at End of Period                         $10.70             $8.44
                Number of Accumulation Units
                   Outstanding at End of Period             567,796           132,019

       INVESCO VIF--FINANCIAL SERVICES
                AUV at Beginning of Period                    $7.85             $9.36           $10.00 (5)
                AUV at End of Period                         $10.03             $7.85            $9.36
                Number of Accumulation Units
                   Outstanding at End of Period           1,345,964           491,869           37,443

       INVESCO VIF--UTILITIES
                AUV at Beginning of Period                    $6.37             $8.11           $10.00 (5)
                AUV at End of Period                          $7.37             $6.37            $8.11
                Number of Accumulation Units
                   Outstanding at End of Period             588,433           152,798            8,161

       JENNISON PORTFOLIO
                AUV at Beginning of Period                    $4.27             $6.29            $7.84            $10.00 (2)
                AUV at End of Period                          $5.45             $4.27            $6.29             $7.84
                Number of Accumulation Units
                   Outstanding at End of Period           1,748,111         1,366,874        1,272,891           242,694

Access - 131789
                                      A10

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       LIBERTY ASSET ALLOCATION
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $11.99
                Number of Accumulation Units
                   Outstanding at End of Period              24,316

       LIBERTY EQUITY
                AUV at Beginning of Period                    $6.56             $9.20           $11.41            $11.52
                AUV at End of Period                          $8.02             $6.56            $9.20            $11.41
                Number of Accumulation Units
                   Outstanding at End of Period              44,064            41,998           48,568            46,533

       LIBERTY FEDERAL SECURITIES
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $10.09
                Number of Accumulation Units
                   Outstanding at End of Period               3,090

       LIBERTY SMALL CO. GROWTH
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $14.98
                Number of Accumulation Units
                   Outstanding at End of Period               1,018

       PIMCO HIGH YIELD PORTFOLIO
                AUV at Beginning of Period                    $9.82            $10.08           $10.00            $10.16 (1)
                AUV at End of Period                         $11.89             $9.82           $10.08            $10.00
                Number of Accumulation Units
                   Outstanding at End of Period           7,368,292         3,925,320        2,641,283           908,512

       PIMCO STOCKSPLUS GROWTH & INCOME
                AUV at Beginning of Period                    $8.03            $10.21           $11.70            $12.52 (1)
                AUV at End of Period                         $10.32             $8.03           $10.21            $11.70
                Number of Accumulation Units
                   Outstanding at End of Period           1,818,112         2,241,996        2,222,192         1,178,840

       PIONEER FUND VCT
                AUV at Beginning of Period                    $7.47             $9.38           $10.00 (5)
                AUV at End of Period                          $9.08             $7.47            $9.38
                Number of Accumulation Units
                   Outstanding at End of Period             884,740           295,688            5,663

       PIONEER MID CAP VALUE
                AUV at Beginning of Period                    $9.36            $10.71           $10.00 (5)
                AUV at End of Period                         $12.64             $9.36           $10.71
                Number of Accumulation Units
                   Outstanding at End of Period           2,350,778           728,410           98,183

       PROFUND VP BULL
                AUV at Beginning of Period                    $6.66             $8.89           $10.00 (4)
                AUV at End of Period                          $8.25             $6.66            $8.89
                Number of Accumulation Units
                   Outstanding at End of Period           3,673,934         1,271,888          267,236

       PROFUND VP EUROPE 30
                AUV at Beginning of Period                    $6.05             $8.26           $10.00 (4)
                AUV at End of Period                          $8.27             $6.05            $8.26
                Number of Accumulation Units
                   Outstanding at End of Period             786,491         1,365,500          568,994

       PROFUND VP RISING RATES OPPORTUNITY
                AUV at Beginning of Period                   $10.00 (13)
                AUV at End of Period                          $9.36
                Number of Accumulation Units
                   Outstanding at End of Period             214,510

       PROFUND VP SMALL CAP
                AUV at Beginning of Period                    $7.21             $9.43           $10.00 (4)
                AUV at End of Period                         $10.14             $7.21            $9.43
                Number of Accumulation Units
                   Outstanding at End of Period           3,015,456         1,133,339          403,215

Access - 131789
                                      A11

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       SP JENNISON INTERNATIONAL GROWTH
                AUV at Beginning of Period                    $4.11             $5.41            $8.56            $10.00 (3)
                AUV at End of Period                          $5.64             $4.11            $5.41             $8.56
                Number of Accumulation Units
                   Outstanding at End of Period           2,035,467           519,700          385,101            44,024

       FOOTNOTES
       (1)  Fund First Available during October 1993      (10)  Fund First Available during April 2003
       (2)  Fund First Available during January 1995      (11)  Fund First Available during June 2003
       (3)  Fund First Available during October 1995      (12)  Fund First Available during September 2003
       (4)  Fund First Available during January 1996      (13)  Fund First Available during October 2003
       (5)  Fund First Available during September 1996    (14)  Fund First Available during November 2003
       (6)  Fund First Available during February 1997
       (7)  Fund First Available during May 1998
       (8)  Fund First Available during October 2000
       (9)  Fund First Available during May 2001

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

  AIM VI DENT DEMOGRAPHIC TRENDS
         AUV at Beginning of Period                     $7.33          $10.99         $10.00 (11)
         AUV at End of Period                           $9.91           $7.33         $10.99
         Number of Accumulation Units
            Outstanding at End of Period              178,911          43,074         77,645

  COLONIAL SMALL CAP VALUE
         AUV at Beginning of Period                    $10.00 (18)
         AUV at End of Period                          $13.84
         Number of Accumulation Units
            Outstanding at End of Period               82,669

  FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period                     $7.82           $9.58         $10.00 (12)
         AUV at End of Period                          $10.01           $7.82          $9.58
         Number of Accumulation Units
            Outstanding at End of Period              591,447         185,665

  FIDELITY(R) VIP GROWTH
         AUV at Beginning of Period                     $6.36           $9.27         $10.00 (12)
         AUV at End of Period                           $8.30           $6.36          $9.27
         Number of Accumulation Units
            Outstanding at End of Period              502,112         219,815

  ING AIM MID CAP GROWTH
         AUV at Beginning of Period                     $9.80          $14.57         $18.78          $21.78          $14.16
         AUV at End of Period                          $13.91           $9.80         $14.57          $18.78          $21.78
         Number of Accumulation Units
            Outstanding at End of Period            1,824,861       1,999,022      2,640,192       3,565,531       2,655,079

  ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                     $9.99          $14.51         $17.09          $20.94          $16.94
         AUV at End of Period                          $16.43           $9.99         $14.51          $17.09          $20.94
         Number of Accumulation Units
            Outstanding at End of Period            4,192,754       4,478,808      5,716,524       6,622,519       6,210,698

  ING AMERICAN FUNDS GROWTH
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.77
         Number of Accumulation Units
            Outstanding at End of Period              388,436

  ING AMERICAN FUNDS GROWTH-INCOME
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.98
         Number of Accumulation Units
            Outstanding at End of Period              397,600

  ING AMERICAN FUNDS INTERNATIONAL
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $11.61
         Number of Accumulation Units
            Outstanding at End of Period              137,440

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

  AIM VI DENT DEMOGRAPHIC TRENDS
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  COLONIAL SMALL CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  FIDELITY(R) VIP GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AIM MID CAP GROWTH
         AUV at Beginning of Period                    $14.26          $11.76         $10.01          $10.00 (1)
         AUV at End of Period                          $14.16          $14.26         $11.76          $10.01
         Number of Accumulation Units
            Outstanding at End of Period            1,731,615       1,361,070        968,694         152,633

  ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                    $15.36          $12.47         $10.00 (3)
         AUV at End of Period                          $16.94          $15.36         $12.47
         Number of Accumulation Units
            Outstanding at End of Period            3,474,460       1,288,333        173,758

  ING AMERICAN FUNDS GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 131789
                                      A12

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
         AUV at Beginning of Period                     $7.50           $9.99         $10.53          $10.00 (7)
         AUV at End of Period                          $10.09           $7.50          $9.99          $10.53
         Number of Accumulation Units
            Outstanding at End of Period            2,408,098       2,128,387      1,783,085         770,213

  ING CAPITAL GUARDIAN MANAGED GLOBAL
         AUV at Beginning of Period                    $13.59          $17.30         $19.94          $23.71          $14.75
         AUV at End of Period                          $18.24          $13.59         $17.30          $19.94          $23.71
         Number of Accumulation Units
            Outstanding at End of Period            2,499,768       2,796,359      3,208,566       3,496,637       3,306,922

  ING CAPITAL GUARDIAN SMALL CAP
         AUV at Beginning of Period                    $13.00          $17.71         $18.26          $22.68          $15.30
         AUV at End of Period                          $17.97          $13.00         $17.71          $18.26          $22.68
         Number of Accumulation Units
            Outstanding at End of Period            3,768,841       4,048,976      4,908,965       5,436,275       4,514,345

  ING DEVELOPING WORLD
         AUV at Beginning of Period                     $6.19           $7.04          $7.55          $11.58           $7.27
         AUV at End of Period                           $8.93           $6.19          $7.04           $7.55          $11.58
         Number of Accumulation Units
            Outstanding at End of Period            1,347,745       1,372,716      1,610,890         991,863         926,115

  ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                    $14.82          $18.15         $19.29          $18.01          $18.20
         AUV at End of Period                          $18.27          $14.82         $18.15          $19.29          $18.01
         Number of Accumulation Units
            Outstanding at End of Period            1,905,659       2,133,007      2,428,124       2,589,777       2,709,066

  ING FMR(SM) DIVERSIFIED MID--CAP
         AUV at Beginning of Period                     $7.21           $9.08          $9.87          $10.00 (9)
         AUV at End of Period                           $9.47           $7.21          $9.08           $9.87
         Number of Accumulation Units
            Outstanding at End of Period              492,657         504,098        261,790         185,852

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
         AUV at Beginning of Period                     $4.64           $7.61         $10.00 (10)
         AUV at End of Period                           $6.44           $4.64          $7.61
         Number of Accumulation Units
            Outstanding at End of Period              228,338         109,776         36,477

  ING HARD ASSETS
         AUV at Beginning of Period                    $13.76          $13.87         $16.03          $17.09          $14.07
         AUV at End of Period                          $20.62          $13.76         $13.87          $16.03          $17.09
         Number of Accumulation Units
            Outstanding at End of Period              549,898         561,650        458,820         598,435         696,930

  ING INTERNATIONAL EQUITY
         AUV at Beginning of Period                     $7.14           $8.65         $11.37          $15.59          $10.32
         AUV at End of Period                           $9.08           $7.14          $8.65          $11.37          $15.59
         Number of Accumulation Units
            Outstanding at End of Period            1,583,400       1,745,092      2,043,470       2,474,741       1,959,321

  ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                     $7.03           $8.86          $9.94          $10.00 (9)
         AUV at End of Period                           $8.48           $7.03          $8.86           $9.94
         Number of Accumulation Units
            Outstanding at End of Period              754,836         719,851        470,484          88,531

  ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period                     $6.06           $8.31          $8.89          $10.00 (9)
         AUV at End of Period                           $8.97           $6.06          $8.31           $8.89
         Number of Accumulation Units
            Outstanding at End of Period              240,606         162,394        158,129          85,716

  ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                    $14.82          $21.28         $24.85          $29.77          $24.26
         AUV at End of Period                          $19.13          $14.82         $21.28          $24.85          $29.77
         Number of Accumulation Units
            Outstanding at End of Period            2,572,697       2,915,036      3,688,603       4,174,489       3,839,680

  ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $11.87
         Number of Accumulation Units
            Outstanding at End of Period               11,753

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
         AUV at Beginning of Period                    $11.58          $10.49          $9.49           $9.24 (1)
         AUV at End of Period                          $14.75          $11.58         $10.49           $9.49
         Number of Accumulation Units
            Outstanding at End of Period            3,354,682       2,721,529      1,375,023

  ING CAPITAL GUARDIAN SMALL CAP
         AUV at Beginning of Period                    $12.84          $11.82         $10.00          $10.00 (2)
         AUV at End of Period                          $15.30          $12.84         $11.82          $10.00
         Number of Accumulation Units
            Outstanding at End of Period            3,086,639       2,049,765      1,316,663              --

  ING DEVELOPING WORLD
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                           $7.27
         Number of Accumulation Units
            Outstanding at End of Period               82,414

  ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                    $18.20          $14.53         $13.34          $12.40 (1)
         AUV at End of Period                          $18.20          $18.20         $14.53          $13.34
         Number of Accumulation Units
            Outstanding at End of Period            2,736,311       1,793,172      1,052,064         179,453

  ING FMR(SM) DIVERSIFIED MID--CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING HARD ASSETS
         AUV at Beginning of Period                    $20.29          $19.42         $14.80          $14.57 (1)
         AUV at End of Period                          $14.07          $20.29         $19.42          $14.80
         Number of Accumulation Units
            Outstanding at End of Period              609,087         637,191        341,711          26,605

  ING INTERNATIONAL EQUITY
         AUV at Beginning of Period                     $9.95          $10.34         $10.00 (5)
         AUV at End of Period                          $10.32           $9.95         $10.34
         Number of Accumulation Units
            Outstanding at End of Period              680,861          36,098

  ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                    $21.87          $17.22         $14.55          $14.16 (1)
         AUV at End of Period                          $24.26          $21.87         $17.22          $14.55
         Number of Accumulation Units
            Outstanding at End of Period            2,787,732       1,772,316      1,106,359         326,610

  ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 131789
                                      A13

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                     $7.84          $10.00 (12)
         AUV at End of Period                          $10.36           $7.84
         Number of Accumulation Units
            Outstanding at End of Period               99,605          31,084

  ING JULIUS BAER FOREIGN
         AUV at Beginning of Period                     $8.22          $10.00 (12)
         AUV at End of Period                          $10.61           $8.22
         Number of Accumulation Units
            Outstanding at End of Period                               33,208

  ING LIMITED MATURITY BOND
         AUV at Beginning of Period                    $19.73          $18.69         $17.45          $16.45          $16.52
         AUV at End of Period                          $19.98          $19.73         $18.69          $17.45          $16.45
         Number of Accumulation Units
            Outstanding at End of Period            2,413,916       3,063,485      2,547,141       1,769,356       1,835,681

  ING LIQUID ASSETS
         AUV at Beginning of Period                    $15.51          $15.54         $15.19          $14.55          $14.11
         AUV at End of Period                          $15.39          $15.51         $15.54          $15.19          $14.55
         Number of Accumulation Units
            Outstanding at End of Period            3,967,468       5,577,966      7,210,822       5,535,947       7,668,618

  ING MARSICO GROWTH
         AUV at Beginning of Period                    $10.41          $15.01         $21.86          $28.46          $16.22
         AUV at End of Period                          $13.60          $10.41         $15.01          $21.86          $28.46
         Number of Accumulation Units
            Outstanding at End of Period            7,363,429       8,151,064     11,192,041      13,563,138      11,168,535

  ING MERCURY FOCUS VALUE
         AUV at Beginning of Period                     $8.36          $10.00 (12)
         AUV at End of Period                          $10.80           $8.36
         Number of Accumulation Units
            Outstanding at End of Period               78,050          69,302

  ING MERCURY FUNDAMENTAL GROWTH
         AUV at Beginning of Period                     $7.97          $10.00 (12)
         AUV at End of Period                           $9.96           $7.97
         Number of Accumulation Units
            Outstanding at End of Period               30,926          18,057

  ING MFS MID CAP GROWTH
         AUV at Beginning of Period                    $15.88          $31.50         $41.89          $39.34          $22.31
         AUV at End of Period                          $21.75          $15.88         $31.50          $41.89          $39.34
         Number of Accumulation Units
            Outstanding at End of Period            3,416,000       3,781,798      4,965,396       5,926,553       3,717,261

  ING MFS RESEARCH
         AUV at Beginning of Period                    $14.95          $20.21         $26.13          $27.80          $22.73
         AUV at End of Period                          $18.33          $14.95         $20.21          $26.13          $27.80
         Number of Accumulation Units
            Outstanding at End of Period            4,358,136       4,975,285      6,799,019       7,760,199       7,240,462

  ING MFS TOTAL RETURN
         AUV at Beginning of Period                    $18.99          $20.33         $20.55          $17.91          $17.60
         AUV at End of Period                          $21.83          $18.99         $20.33          $20.55          $17.91
         Number of Accumulation Units
            Outstanding at End of Period            5,459,084       5,740,870      6,331,856       6,431,976       6,739,205

  ING PIMCO CORE BOND
         AUV at Beginning of Period                    $12.55          $11.73         $11.63          $11.70          $13.00
         AUV at End of Period                          $12.94          $12.55         $11.73          $11.63          $11.70
         Number of Accumulation Units
            Outstanding at End of Period            1,936,849       2,142,595        813,599         490,810         382,608

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.81
         Number of Accumulation Units
            Outstanding at End of Period               16,860

  ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period                     $8.51          $11.62         $11.58          $10.00 (7)
         AUV at End of Period                          $11.64           $8.51         $11.62          $11.58
         Number of Accumulation Units
            Outstanding at End of Period            1,646,965       1,646,987      2,043,716       1,155,496

  ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                     $8.04          $10.60         $11.25          $10.00 (7)
         AUV at End of Period                          $10.38           $8.04         $10.60          $11.25
         Number of Accumulation Units
            Outstanding at End of Period              565,048         590,391        533,884         198,869

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JULIUS BAER FOREIGN
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING LIMITED MATURITY BOND
         AUV at Beginning of Period                    $15.70          $14.95         $14.56          $14.20 (1)
         AUV at End of Period                          $16.52          $15.70         $14.95          $14.56
         Number of Accumulation Units
            Outstanding at End of Period            1,121,401         462,583        349,417         136,553

  ING LIQUID ASSETS
         AUV at Beginning of Period                    $13.65          $13.19         $12.76          $12.63 (1)
         AUV at End of Period                          $14.11          $13.65         $13.19          $12.76
         Number of Accumulation Units
            Outstanding at End of Period            2,964,038       1,132,057        383,231          93,239

  ING MARSICO GROWTH
         AUV at Beginning of Period                    $12.99          $11.40         $10.00 (4)
         AUV at End of Period                          $16.22          $12.99         $11.40
         Number of Accumulation Units
            Outstanding at End of Period            2,452,150         763,169

  ING MERCURY FOCUS VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING MFS MID CAP GROWTH
         AUV at Beginning of Period                    $18.45          $15.66         $13.19          $12.93 (3)
         AUV at End of Period                          $22.31          $18.45         $15.66          $13.19
         Number of Accumulation Units
            Outstanding at End of Period            1,527,665         518,640         56,163

  ING MFS RESEARCH
         AUV at Beginning of Period                    $18.77          $15.87         $13.07          $12.23 (4)
         AUV at End of Period                          $22.73          $18.77         $15.87          $13.07
         Number of Accumulation Units
            Outstanding at End of Period            3,875,695         816,216

  ING MFS TOTAL RETURN
         AUV at Beginning of Period                    $16.02          $13.46         $12.03          $11.39 (4)
         AUV at End of Period                          $17.60          $16.02         $13.46          $12.03
         Number of Accumulation Units
            Outstanding at End of Period            3,973,034         746,754

  ING PIMCO CORE BOND
         AUV at Beginning of Period                    $11.81          $11.91         $11.53          $11.18 (6)
         AUV at End of Period                          $13.00          $11.81         $11.91          $11.53
         Number of Accumulation Units
            Outstanding at End of Period              119,924             310

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 131789
                                      A14

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                    $27.37          $27.67         $25.57          $21.29          $20.23
         AUV at End of Period                          $33.75          $27.37         $27.67          $25.57          $21.29
         Number of Accumulation Units
            Outstanding at End of Period            3,717,807       4,093,955      3,679,280       3,165,782       3,304,307

  ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                    $20.03          $23.43         $23.49          $21.12          $21.61
         AUV at End of Period                          $24.68          $20.03         $23.43          $23.49          $21.12
         Number of Accumulation Units
            Outstanding at End of Period            2,135,369       2,226,228      2,377,259       2,237,388       2,523,887

  ING UBS U.S. BALANCED
         AUV at Beginning of Period                     $7.24 (18)
         AUV at End of Period                           $8.41
         Number of Accumulation Units
            Outstanding at End of Period              284,098

  ING VAN KAMPEN EQUITY GROWTH
         AUV at Beginning of Period                     $7.81          $10.00 (12)
         AUV at End of Period                           $9.51           $7.81
         Number of Accumulation Units
            Outstanding at End of Period              122,975          36,457

  ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period                     $8.84          $10.00 (12)
         AUV at End of Period                          $10.98           $8.84
         Number of Accumulation Units
            Outstanding at End of Period              189,266         135,600

  ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                    $17.94          $21.38         $24.67          $25.59          $22.43
         AUV at End of Period                          $22.59          $17.94         $21.38          $24.67          $25.59
         Number of Accumulation Units
            Outstanding at End of Period            6,186,431       6,933,409      8,520,621       9,797,232      10,160,317

  ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                    $27.47          $27.85         $26.16          $20.28          $21.42
         AUV at End of Period                          $37.25          $27.47         $27.85          $26.16          $20.28
         Number of Accumulation Units
            Outstanding at End of Period              740,624         784,788        715,123         738,551         742,364

  ING VP BOND PORTFOLIO
         AUV at Beginning of Period                    $10.63          $10.00 (12)
         AUV at End of Period                          $11.10          $10.63
         Number of Accumulation Units
            Outstanding at End of Period              314,718         290,354

  ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                     $5.25           $7.78         $10.00 (10)
         AUV at End of Period                           $6.84           $5.25          $7.78
         Number of Accumulation Units
            Outstanding at End of Period              119,046         134,512         19,161

  ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period                    $10.00 (15)
         AUV at End of Period                           $8.94
         Number of Accumulation Units
            Outstanding at End of Period               65,973

  ING VP MAGNACAP
         AUV at Beginning of Period                     $7.08           $9.34         $10.00 (10)
         AUV at End of Period                           $9.11           $7.08          $9.34
         Number of Accumulation Units
            Outstanding at End of Period               47,646          20,062          7,517

  ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                     $4.61           $8.32         $10.00 (10)
         AUV at End of Period                           $6.28           $4.61          $8.32
         Number of Accumulation Units
            Outstanding at End of Period              269,277         139,362         61,322

  ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                     $5.19           $7.01          $8.75          $10.00 (8)
         AUV at End of Period                           $6.59           $5.19          $7.01           $8.75
         Number of Accumulation Units
            Outstanding at End of Period              116,479         142,058        112,981          21,575

  INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                     $7.63          $10.26         $10.00 (11)
         AUV at End of Period                           $9.60           $7.63         $10.26
         Number of Accumulation Units
            Outstanding at End of Period              180,195         166,543        110,902

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                    $19.40          $17.08         $14.91          $14.47 (1)
         AUV at End of Period                          $20.23          $19.40         $17.08          $14.91
         Number of Accumulation Units
            Outstanding at End of Period            2,780,652       1,766,390        952,517         184,364

  ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                    $20.28          $17.54         $16.38          $15.78 (1)
         AUV at End of Period                          $21.61          $20.28         $17.54          $16.38
         Number of Accumulation Units
            Outstanding at End of Period            1,980,778       1,485,966      1,117,238         370,515

  ING UBS U.S. BALANCED
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN EQUITY GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                    $19.96          $15.62         $13.15          $12.09 (1)
         AUV at End of Period                          $22.43          $19.96         $15.62          $13.15
         Number of Accumulation Units
            Outstanding at End of Period            7,386,288       3,706,709      1,663,079         300,820

  ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                    $25.14          $20.79         $15.61          $14.76 (1)
         AUV at End of Period                          $21.42          $25.14         $20.79          $15.61
         Number of Accumulation Units
            Outstanding at End of Period              914,501         897,320        384,928          61,143

  ING VP BOND PORTFOLIO
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP MAGNACAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 131789
                                      A15

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                     $8.43          $10.00 (12)
         AUV at End of Period                          $10.68           $8.43
         Number of Accumulation Units
            Outstanding at End of Period               57,779          28,020

  INVESCO VIF--FINANCIAL SERVICES
         AUV at Beginning of Period                     $7.84           $9.36         $10.00 (11)
         AUV at End of Period                          $10.00           $7.84          $9.36
         Number of Accumulation Units
            Outstanding at End of Period              160,101         117,511         23,862

  INVESCO VIF--UTILITIES
         AUV at Beginning of Period                     $6.36           $8.10         $10.00 (11)
         AUV at End of Period                           $7.35           $6.36          $8.10
         Number of Accumulation Units
            Outstanding at End of Period               91,472          86,524         18,795

  JENNISON PORTFOLIO
         AUV at Beginning of Period                     $4.26           $6.28          $7.84          $10.00 (11)
         AUV at End of Period                           $5.43           $4.26          $6.28           $7.84
         Number of Accumulation Units
            Outstanding at End of Period              309,725         322,010        417,346          64,129

  PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                     $9.77          $10.04          $9.97          $10.21          $10.07
         AUV at End of Period                          $11.82           $9.77         $10.04           $9.97          $10.21
         Number of Accumulation Units
            Outstanding at End of Period            3,503,280       3,053,446      3,198,237       3,158,188       3,194,935

  PIMCO STOCKSPLUS GROWTH & INCOME
         AUV at Beginning of Period                     $7.99          $10.18         $11.67          $13.10          $11.10
         AUV at End of Period                          $10.26           $7.99         $10.18          $11.67          $13.10
         Number of Accumulation Units
            Outstanding at End of Period            2,681,601       3,392,261      4,054,658       4,659,705       4,371,570

  PIONEER FUND VCT
         AUV at Beginning of Period                     $7.46           $9.38         $10.00 (11)
         AUV at End of Period                           $9.06           $7.46          $9.38
         Number of Accumulation Units
            Outstanding at End of Period              258,851         144,234         14,633

  PIONEER MID CAP VALUE
         AUV at Beginning of Period                     $9.35          $10.71         $10.00 (11)
         AUV at End of Period                          $12.61           $9.35         $10.71
         Number of Accumulation Units
            Outstanding at End of Period              597,101         509,210         27,109

  PROFUND VP BULL
         AUV at Beginning of Period                     $6.65           $8.89         $10.00 (10)
         AUV at End of Period                           $8.22           $6.65          $8.89
         Number of Accumulation Units
            Outstanding at End of Period              354,864         194,394        256,467

  PROFUND VP EUROPE 30
         AUV at Beginning of Period                     $6.04           $8.26         $10.00 (10)
         AUV at End of Period                           $8.24           $6.04          $8.26
         Number of Accumulation Units
            Outstanding at End of Period              147,115         156,756          5,726

  PROFUND VP RISING RATES OPPORTUNITY
         AUV at Beginning of Period                    $10.00 (17)
         AUV at End of Period                           $9.36
         Number of Accumulation Units
            Outstanding at End of Period              137,981

  PROFUND VP SMALL CAP
         AUV at Beginning of Period                     $7.19           $9.42         $10.00 (10)
         AUV at End of Period                          $10.11           $7.19          $9.42
         Number of Accumulation Units
            Outstanding at End of Period              424,034         269,440         67,787

  SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                     $4.10           $5.40          $8.56          $10.00 (9)
         AUV at End of Period                           $5.62           $4.10          $5.40           $8.56
         Number of Accumulation Units
            Outstanding at End of Period              188,212         120,333        101,972          64,843

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  INVESCO VIF LEISURE FUND
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF--FINANCIAL SERVICES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF--UTILITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  JENNISON PORTFOLIO
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                          $10.07
         Number of Accumulation Units
            Outstanding at End of Period            1,066,219

  PIMCO STOCKSPLUS GROWTH & INCOME
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                          $11.10
         Number of Accumulation Units
            Outstanding at End of Period              942,738

  PIONEER FUND VCT
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PIONEER MID CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP BULL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP EUROPE 30
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP RISING RATES OPPORTUNITY
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP SMALL CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

      FOOTNOTES
        (1)  Fund First Available during October 1995      (11)  Fund First Available during November 2001
        (2)  Fund First Available during January 1996      (12)  Fund First Available during May 2002

Access - 131789
                                      A16

        (3)  Fund First Available during September 1996    (13)  Fund First Available during September 2002
        (4)  Fund First Available during February 1997     (14)  Fund First Available during December 2002
        (5)  Fund First Available during October 1997      (15)  Fund First Available during August 2003
        (6)  Fund First Available during May 1998          (16)  Funds First Available during September 2003
        (7)  Fund First Available during February 2000     (17)  Funds First Available during October 2003
        (8)  Fund First Available during May 2000          (18)  Funds First Available during November 2003
        (9)  Fund First Available during October 2000
        (10) Fund First Available during May 2001

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                      $7.32           $10.99            $10.00 (5)
           AUV at End of Period                            $9.90            $7.32            $10.99
           Number of Accumulation Units
              Outstanding at End of Period                74,556           25,793             1,821

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                     $10.00 (15)
           AUV at End of Period                           $13.83
           Number of Accumulation Units
              Outstanding at End of Period                21,739

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                      $7.81            $9.58            $10.00 (7)
           AUV at End of Period                            $9.99            $7.81             $9.58
           Number of Accumulation Units
              Outstanding at End of Period               175,077           70,102                --

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                      $6.35            $9.26            $10.00 (7)
           AUV at End of Period                            $8.29            $6.35             $9.26
           Number of Accumulation Units
              Outstanding at End of Period               161,545           69,148                --

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $9.75           $14.50            $18.70            $21.56 (1)
           AUV at End of Period                           $13.83            $9.75            $14.50            $18.70
           Number of Accumulation Units
              Outstanding at End of Period               680,329          748,019         1,052,847         1,149,145

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $9.96           $14.47            $17.04            $20.01 (1)
           AUV at End of Period                           $16.37            $9.96            $14.47            $17.04
           Number of Accumulation Units
              Outstanding at End of Period               691,122          749,731           826,424           740,611

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.76
           Number of Accumulation Units
              Outstanding at End of Period               141,174

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.98
           Number of Accumulation Units
              Outstanding at End of Period               179,926

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $11.61
           Number of Accumulation Units
              Outstanding at End of Period                74,169

Access - 131789
                                      A17

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $7.48            $9.98            $10.53            $10.00 (1)
           AUV at End of Period                           $10.07            $7.48             $9.98            $10.53
           Number of Accumulation Units
              Outstanding at End of Period             1,352,701        1,328,529         1,370,681           942,003

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                     $13.50           $17.19            $19.83            $22.04 (1)
           AUV at End of Period                           $18.11           $13.50            $17.19            $19.83
           Number of Accumulation Units
              Outstanding at End of Period               583,925          629,168           726,954           648,150

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                     $12.95           $17.66            $18.21            $23.54 (1)
           AUV at End of Period                           $17.89           $12.95            $17.66            $18.21
           Number of Accumulation Units
              Outstanding at End of Period               933,034        1,000,667         1,205,577         1,058,396

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $6.17            $7.02             $7.54            $11.63 (1)
           AUV at End of Period                            $8.91            $6.17             $7.02             $7.54
           Number of Accumulation Units
              Outstanding at End of Period               459,146          474,427           673,091           609,636
  ING EAGLE ASSET VALUE EQUITY

           AUV at Beginning of Period                     $14.74           $18.06            $19.20            $17.35 (1)
           AUV at End of Period                           $18.16           $14.74            $18.06            $19.20
           Number of Accumulation Units
              Outstanding at End of Period               266,586          259,140           252,946           143,195

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                      $7.20            $9.07             $9.87            $10.00 (3)
           AUV at End of Period                            $9.45            $7.20             $9.07             $9.87
           Number of Accumulation Units
              Outstanding at End of Period               241,130          239,616           264,852            80,992

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                     $10.07           $10.00 (8)
           AUV at End of Period                           $10.44           $10.07
           Number of Accumulation Units
              Outstanding at End of Period             1,117,865        1,558,992

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                     $10.00           $10.00 (9)
           AUV at End of Period                           $10.53
           Number of Accumulation Units
              Outstanding at End of Period             1,896,117               --

  ING GET FUND -- SERIES V
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                            $9.72
           Number of Accumulation Units
              Outstanding at End of Period             2,946,385

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                           $10.24
           Number of Accumulation Units
              Outstanding at End of Period             2,023,884

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.03
           Number of Accumulation Units
              Outstanding at End of Period             1,906,764

  ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                     $10.00 (16)
           AUV at End of Period                           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                99,989

Access - 131789
                                      A18

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $4.63            $7.61            $10.00 (4)
           AUV at End of Period                            $6.43            $4.63             $7.61
           Number of Accumulation Units
              Outstanding at End of Period                96,372           18,672            12,070

  ING HARD ASSETS
           AUV at Beginning of Period                     $13.64           $13.76            $15.91            $15.85 (1)
           AUV at End of Period                           $20.44           $13.64            $13.76            $15.91
           Number of Accumulation Units
              Outstanding at End of Period               101,132           62,771            22,850            17,608

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                      $7.11            $8.62            $11.34            $14.93 (6)
           AUV at End of Period                            $9.04            $7.11             $8.62            $11.34
           Number of Accumulation Units
              Outstanding at End of Period               588,683          700,470           812,676           804,897

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                      $7.02            $8.85             $9.94            $10.00 (3)
           AUV at End of Period                            $8.46            $7.02             $8.85             $9.94
           Number of Accumulation Units
              Outstanding at End of Period               328,257          315,170           295,864           128,409

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                      $6.05            $8.30             $8.88            $10.00 (3)
           AUV at End of Period                            $8.95            $6.05             $8.30             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               169,752          123,276           132,268            66,473

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                     $14.72           $21.15            $24.70            $29.09 (1)
           AUV at End of Period                           $18.99           $14.72            $21.15            $24.70
           Number of Accumulation Units
              Outstanding at End of Period               633,989          692,997           938,385           847,242

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $11.87
           Number of Accumulation Units
              Outstanding at End of Period                 7,837

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                      $7.83           $10.00 (7)
           AUV at End of Period                           $10.35            $7.83
           Number of Accumulation Units
              Outstanding at End of Period                72,864           14,675

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                      $8.21           $10.00 (7)
           AUV at End of Period                           $10.60            $8.21
           Number of Accumulation Units
              Outstanding at End of Period                26,857            4,278

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                     $19.53           $18.51            $17.29            $16.28 (1)
           AUV at End of Period                           $19.77           $19.53            $18.51            $17.29
           Number of Accumulation Units
              Outstanding at End of Period               614,146          629,611           497,060           321,370

  ING LIQUID ASSETS
           AUV at Beginning of Period                     $15.33           $15.36            $15.03            $14.45 (1)
           AUV at End of Period                           $15.20           $15.33            $15.36            $15.03
           Number of Accumulation Units
              Outstanding at End of Period             1,702,971        2,297,033         2,858,557         2,183,030

  ING MARSICO GROWTH
           AUV at Beginning of Period                     $10.37           $14.97            $21.80            $28.95 (1)
           AUV at End of Period                           $13.55           $10.37            $14.97            $21.80
           Number of Accumulation Units
              Outstanding at End of Period             2,163,884        2,302,847         3,005,289         3,020,949

Access - 131789
                                      A19

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $8.36           $10.00 (7)
           AUV at End of Period                           $10.79            $8.36
           Number of Accumulation Units
              Outstanding at End of Period                24,096           22,198

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                      $7.96           $10.00 (7)
           AUV at End of Period                            $9.95            $7.96
           Number of Accumulation Units
              Outstanding at End of Period                 4,515              755

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                     $15.81           $31.38            $41.76            $38.25 (1)
           AUV at End of Period                           $21.64           $15.81            $31.38            $41.76
           Number of Accumulation Units
              Outstanding at End of Period               975,307        1,067,108         1,323,824         1,290,685

  ING MFS RESEARCH
           AUV at Beginning of Period                     $14.88           $20.13            $26.05            $26.72 (1)
           AUV at End of Period                           $18.24           $14.88            $20.13            $26.05
           Number of Accumulation Units
              Outstanding at End of Period               726,673          838,520         1,029,431           973,963

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                     $18.91           $20.25            $20.48            $17.32 (1)
           AUV at End of Period                           $21.73           $18.91            $20.25            $20.48
           Number of Accumulation Units
              Outstanding at End of Period               932,450          859,682           856,471           597,315

  ING PIMCO CORE BOND
           AUV at Beginning of Period                     $12.49           $11.68            $11.59            $11.35 (1)
           AUV at End of Period                           $12.88           $12.49            $11.68            $11.59
           Number of Accumulation Units
              Outstanding at End of Period               642,677          689,475           227,627           150,099

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.81
           Number of Accumulation Units
              Outstanding at End of Period                10,182

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                      $8.50           $11.60            $11.57            $10.00 (1)
           AUV at End of Period                           $11.61            $8.50            $11.60            $11.57
           Number of Accumulation Units
              Outstanding at End of Period               920,674          957,912         1,200,300           819,316

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                      $8.02           $10.59            $11.24            $10.00 (1)
           AUV at End of Period                           $10.36            $8.02            $10.59            $11.24
           Number of Accumulation Units
              Outstanding at End of Period               292,659          330,088           353,861           202,765

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                     $27.14           $27.45            $25.38            $20.54 (1)
           AUV at End of Period                           $33.45           $27.14            $27.45            $25.38
           Number of Accumulation Units
              Outstanding at End of Period               662,358          639,977           495,196           185,069

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                     $19.86           $23.25            $23.31            $19.85 (1)
           AUV at End of Period                           $24.46           $19.86            $23.25            $23.31
           Number of Accumulation Units
              Outstanding at End of Period               372,504          375,191           398,072           225,138

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                      $7.23 (15)
           AUV at End of Period                            $8.40
           Number of Accumulation Units
              Outstanding at End of Period               190,069

Access - 131789
                                      A20

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                      $7.81           $10.00 (7)
           AUV at End of Period                            $9.50            $7.81
           Number of Accumulation Units
              Outstanding at End of Period                47,311           16,318

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                      $8.83           $10.00 (7)
           AUV at End of Period                           $10.97            $8.83
           Number of Accumulation Units
              Outstanding at End of Period                55,092           27,705

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                     $17.83           $21.26            $24.54            $25.28 (1)
           AUV at End of Period                           $22.44           $17.83            $21.26            $24.54
           Number of Accumulation Units
              Outstanding at End of Period               456,690          478,280           529,164           440,779

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                     $27.24           $27.63            $25.97            $20.30 (1)
           AUV at End of Period                           $36.92           $27.24            $27.63            $25.97
           Number of Accumulation Units
              Outstanding at End of Period               168,123          149,145           107,794            86,644

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                     $10.63           $10.00 (7)
           AUV at End of Period                           $11.09           $10.63
           Number of Accumulation Units
              Outstanding at End of Period                76,855           48,128

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                      $5.24            $7.78            $10.00 (4)
           AUV at End of Period                            $6.83            $5.24             $7.78
           Number of Accumulation Units
              Outstanding at End of Period                53,290           30,250            17,747

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                      $7.21 (12)
           AUV at End of Period                            $8.93
           Number of Accumulation Units
              Outstanding at End of Period                68,649

  ING VP INDEX PLUS MID CAP
           AUV at Beginning of Period                      $8.53 (15)
           AUV at End of Period                           $11.09
           Number of Accumulation Units
              Outstanding at End of Period               139,798

  ING VP INDEX PLUS SMALL CAP
           AUV at Beginning of Period                      $8.59 (15)
           AUV at End of Period                           $11.48
           Number of Accumulation Units
              Outstanding at End of Period               139,269

  ING VP MAGNACAP
           AUV at Beginning of Period                      $7.08            $9.34            $10.00 (4)
           AUV at End of Period                            $9.10            $7.08             $9.34
           Number of Accumulation Units
              Outstanding at End of Period                56,265           17,210             4,692

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                      $4.61            $8.32            $10.00 (4)
           AUV at End of Period                            $6.27            $4.61             $8.32
           Number of Accumulation Units
              Outstanding at End of Period               106,296           48,063            59,196

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                      $5.18            $7.00             $8.74            $10.00 (2)
           AUV at End of Period                            $6.58            $5.18             $7.00             $8.74
           Number of Accumulation Units
              Outstanding at End of Period               123,771          116,508           135,472            85,307

Access - 131789
                                      A21

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                      $7.63           $10.26            $10.00 (5)
           AUV at End of Period                            $9.59            $7.63            $10.26
           Number of Accumulation Units
              Outstanding at End of Period               105,120           35,810             3,133

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                      $8.43           $10.00 (7)
           AUV at End of Period                           $10.67            $8.43
           Number of Accumulation Units
              Outstanding at End of Period                57,182            1,464

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                      $7.83            $9.36            $10.00 (5)
           AUV at End of Period                            $9.99            $7.83             $9.36
           Number of Accumulation Units
              Outstanding at End of Period                45,810           44,676             8,703

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                      $6.35            $8.10            $10.00 (5)
           AUV at End of Period                            $7.34            $6.35             $8.10
           Number of Accumulation Units
              Outstanding at End of Period                99,200           18,052               960

  JENNISON PORTFOLIO
           AUV at Beginning of Period                      $4.25            $6.27             $7.84            $10.00 (2)
           AUV at End of Period                            $5.42            $4.25             $6.27             $7.84
           Number of Accumulation Units
              Outstanding at End of Period               204,235          222,330           244,934            92,165

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $11.97
           Number of Accumulation Units
              Outstanding at End of Period                 6,287

  LIBERTY EQUITY
           AUV at Beginning of Period                      $6.53            $9.17            $11.38            $11.52
           AUV at End of Period                            $7.97            $6.53             $9.17            $11.38
           Number of Accumulation Units
              Outstanding at End of Period                 3,460            2,533             3,013             3,426

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $10.08
           Number of Accumulation Units
              Outstanding at End of Period                 1,206

  LIBERTY SMALL COMPANY GROWTH
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $14.96
           Number of Accumulation Units
              Outstanding at End of Period                   413

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $9.75           $10.03             $9.96            $10.13 (1)
           AUV at End of Period                           $11.78            $9.75            $10.03             $9.96
           Number of Accumulation Units
              Outstanding at End of Period               796,025          657,118           673,993           498,509

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $7.97           $10.16            $11.66            $12.49 (1)
           AUV at End of Period                           $10.23            $7.97            $10.16            $11.66
           Number of Accumulation Units
              Outstanding at End of Period               390,278          562,721           614,802           624,891

  PIONEER FUND VCT
           AUV at Beginning of Period                      $7.45            $9.38            $10.00 (5)
           AUV at End of Period                            $9.05            $7.45             $9.38
           Number of Accumulation Units
              Outstanding at End of Period                73,198           62,576             4,756

Access - 131789
                                      A22

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  PIONEER MID CAP VALUE
           AUV at Beginning of Period                      $9.34           $10.71            $10.00 (5)
           AUV at End of Period                           $12.60            $9.34            $10.71
           Number of Accumulation Units
              Outstanding at End of Period               146,268          113,225             4,960

  PROFUND VP BULL
           AUV at Beginning of Period                      $6.64            $8.88            $10.00 (4)
           AUV at End of Period                            $8.21            $6.64             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               123,574          117,319           117,895

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                      $6.03            $8.26            $10.00 (4)
           AUV at End of Period                            $8.23            $6.03             $8.26
           Number of Accumulation Units
              Outstanding at End of Period                71,708           42,457             4,340

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                     $10.00 (14)
           AUV at End of Period                            $9.36
           Number of Accumulation Units
              Outstanding at End of Period                 6,865

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                      $7.19            $9.42            $10.00 (4)
           AUV at End of Period                           $10.10            $7.19             $9.42
           Number of Accumulation Units
              Outstanding at End of Period               251,400           72,217            43,781

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                      $4.10            $5.40             $8.56            $10.00 (3)
           AUV at End of Period                            $5.61            $4.10             $5.40             $8.56
           Number of Accumulation Units
              Outstanding at End of Period               110,259           46,748            42,844            58,710

  FOOTNOTES
  (1)  Fund First Available during October 1993        (10)  Fund First Available during April 2003
  (2)  Fund First Available during January 1995        (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 1995        (12)  Fund First Available during August 2003
  (4)  Fund First Available during January 1996        (13)  Fund First Available during September 2003
  (5)  Fund First Available during September 1996      (14)  Fund First Available during October 2003
  (6)  Fund First Available during February 1997       (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 1998            (16)  Fund First Available during December 2003
  (8)  Fund First Available during October 2000
  (9)  Fund First Available during May 2001

                                                           2003             2002           2001         2000          1999
                                                   ------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.32           $10.99           $10.00 (8)
           AUV at End of Period                         $9.87            $7.32           $10.99
           Number of Accumulation Units
              Outstanding at End of Period            496,353           94,533           51,753

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (16)
           AUV at End of Period                        $13.82
           Number of Accumulation Units
              Outstanding at End of Period            203,540

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.80            $9.58 (9)
           AUV at End of Period                         $9.97            $7.80
           Number of Accumulation Units
              Outstanding at End of Period            881,408          338,456

                                                          1998                1997
                                                   --------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  COLONIAL SMALL CAP VALUE

           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 131789
                                      A23

                                                           2003             2002           2001         2000          1999
                                                   ---------------------------------------------------------------------------------
  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.34            $9.26 (9)
           AUV at End of Period                         $8.27            $6.34
           Number of Accumulation Units
              Outstanding at End of Period          1,487,203          256,321

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.68           $14.41           $18.60         $21.61         $14.07
           AUV at End of Period                        $13.72            $9.68           $14.41         $18.60         $21.61
           Number of Accumulation Units
              Outstanding at End of Period          2,492,964        2,578,304        3,613,809      4,283,690      3,050,566

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.89           $14.38           $16.96         $20.82         $16.87
           AUV at End of Period                        $16.24            $9.89           $14.38         $16.96         $20.82
           Number of Accumulation Units
              Outstanding at End of Period          5,800,164        6,139,683        7,379,706      8,274,067      7,450,250

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.76
           Number of Accumulation Units
              Outstanding at End of Period            964,596

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.98
           Number of Accumulation Units
              Outstanding at End of Period            801,373

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $11.61
           Number of Accumulation Units
              Outstanding at End of Period            252,100

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.46            $9.96           $10.52         $10.00 (4)
           AUV at End of Period                        $10.03            $7.46            $9.96         $10.52
           Number of Accumulation Units
              Outstanding at End of Period          5,242,836        4,117,977        3,260,905        961,611

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.36           $17.03           $19.67         $23.42         $14.59
           AUV at End of Period                        $17.91           $13.36           $17.03         $19.67         $23.42
           Number of Accumulation Units
              Outstanding at End of Period          1,425,812        1,143,491          922,271        565,653        139,357

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.86           $17.55           $18.12         $22.55         $15.23
           AUV at End of Period                        $17.75           $12.86           $17.55         $18.12         $22.55
           Number of Accumulation Units
              Outstanding at End of Period          4,195,336        4,163,678        4,881,594      4,812,017      3,698,983

  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.14            $7.00            $7.51         $11.54          $7.26
           AUV at End of Period                         $8.85            $6.14            $7.00          $7.51         $11.54
           Number of Accumulation Units
              Outstanding at End of Period          1,492,155        1,283,289        1,380,292      1,788,602      1,344,877

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.61           $17.92           $19.08         $17.84         $18.06
           AUV at End of Period                        $17.99           $14.61           $17.92         $19.08         $17.84
           Number of Accumulation Units
              Outstanding at End of Period          1,958,387        2,165,514        2,414,646      2,230,349      1,956,244

                                                          1998                1997
                                                   --------------------------------------
  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $14.20            $14.04 (1)
           AUV at End of Period                            $14.07            $14.20
           Number of Accumulation Units
              Outstanding at End of Period                827,478            49,579

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $15.32            $15.92 (1)
           AUV at End of Period                            $16.87            $15.32
           Number of Accumulation Units
              Outstanding at End of Period              2,741,016           253,937

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                      $11.47            $12.34 (1)
           AUV at End of Period                            $14.59            $11.47
           Number of Accumulation Units
              Outstanding at End of Period                 67,979             3,479

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                      $12.81            $13.78 (1)
           AUV at End of Period                            $15.23            $12.81
           Number of Accumulation Units
              Outstanding at End of Period              1,326,706           106,014

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $10.00 (2)
           AUV at End of Period                             $7.26
           Number of Accumulation Units
              Outstanding at End of Period                111,872

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                      $18.09            $18.67 (1)
           AUV at End of Period                            $18.06            $18.09
           Number of Accumulation Units
              Outstanding at End of Period              1,201,314           118,902

Access - 131789
                                      A24

                                                       2003             2002             2001           2000           1999
                                                   ------------------------------------------------------------------------------
  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.18            $9.06            $9.87         $10.00 (6)
           AUV at End of Period                         $9.42            $7.18            $9.06          $9.87
           Number of Accumulation Units
              Outstanding at End of Period          1,406,797        1,210,499          722,319        285,263

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.63            $7.60           $10.00 (7)
           AUV at End of Period                         $6.41            $4.63            $7.60
           Number of Accumulation Units
              Outstanding at End of Period            559,222          151,985           87,897

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.45           $13.58           $15.72         $16.78         $13.84
           AUV at End of Period                        $20.13           $13.45           $13.58         $15.72         $16.78
           Number of Accumulation Units
              Outstanding at End of Period          1,031,494          968,858          474,626        861,668        565,254

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $7.07            $8.57           $11.29         $15.50         $10.27
           AUV at End of Period                         $8.97            $7.07            $8.57         $11.29         $15.50
           Number of Accumulation Units
              Outstanding at End of Period          3,838,886        4,107,916        4,631,066      5,326,265      4,663,701

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $7.00            $8.84            $9.94         $10.00 (6)
           AUV at End of Period                         $8.43            $7.00            $8.84          $9.94
           Number of Accumulation Units
              Outstanding at End of Period          2,181,919        1,909,357        1,431,165        283,250

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.04            $8.29            $8.88         $10.00 (6)
           AUV at End of Period                         $8.92            $6.04            $8.29          $8.88
           Number of Accumulation Units
              Outstanding at End of Period            553,068          327,690          389,304        131,190

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.56           $20.94           $24.48         $29.38         $23.98
           AUV at End of Period                        $18.77           $14.56           $20.94         $24.48         $29.38
           Number of Accumulation Units
              Outstanding at End of Period          3,080,079        3,453,225        4,160,509      4,496,266      3,574,165

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $11.86
           Number of Accumulation Units
              Outstanding at End of Period             32,414

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.83           $10.00 (9)
           AUV at End of Period                        $10.33            $7.83
           Number of Accumulation Units
              Outstanding at End of Period            498,967          166,809

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.21           $10.00 (9)
           AUV at End of Period                        $10.59            $8.21
           Number of Accumulation Units
              Outstanding at End of Period            189,658           52,606

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $19.29           $18.30           $17.11         $16.15         $16.25
           AUV at End of Period                        $19.50           $19.29           $18.30         $17.11         $16.15
           Number of Accumulation Units
              Outstanding at End of Period          3,602,661        4,436,723        3,653,891      2,442,971      2,267,799

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $15.17           $15.21           $14.90         $14.29         $13.88
           AUV at End of Period                        $15.02           $15.17           $15.21         $14.90         $14.29
           Number of Accumulation Units
              Outstanding at End of Period          6,180,281        8,964,021       10,759,451      7,933,970     11,002,422

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.30           $14.88           $21.70         $28.29         $16.16
           AUV at End of Period                        $13.44           $10.30           $14.88         $21.70         $28.29
           Number of Accumulation Units
              Outstanding at End of Period         10,340,319       11,094,010       15,394,399     18,166,964     15,200,893

                                                          1998                1997
                                                   --------------------------------------
  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING HARD ASSETS
           AUV at Beginning of Period                      $19.99            $23.34 (1)
           AUV at End of Period                            $13.84            $19.99
           Number of Accumulation Units
              Outstanding at End of Period                210,821            13,179

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                       $9.92            $11.60 (1)
           AUV at End of Period                            $10.27             $9.92
           Number of Accumulation Units
              Outstanding at End of Period              1,736,713            72,955

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                      $21.65            $21.57 (1)
           AUV at End of Period                            $23.98            $21.65
           Number of Accumulation Units
              Outstanding at End of Period              1,023,965            69,625

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                      $15.47            $15.29 (1)
           AUV at End of Period                            $16.25            $15.47
           Number of Accumulation Units
              Outstanding at End of Period                937,378            19,171

  ING LIQUID ASSETS
           AUV at Beginning of Period                      $13.44            $13.33 (1)
           AUV at End of Period                            $13.88            $13.44
           Number of Accumulation Units
              Outstanding at End of Period              3,069,965           370,411

  ING MARSICO GROWTH
           AUV at Beginning of Period                      $12.96            $15.10 (1)
           AUV at End of Period                            $16.16            $12.96
           Number of Accumulation Units
              Outstanding at End of Period              2,354,359           238,200

Access - 131789
                                      A25

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.35           $10.00 (9)
           AUV at End of Period                        $10.78            $8.35
           Number of Accumulation Units
              Outstanding at End of Period            178,759           94,260

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.96           $10.00 (9)
           AUV at End of Period                         $9.93            $7.96
           Number of Accumulation Units
              Outstanding at End of Period            113,463           44,257

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.68           $31.15           $41.50         $39.02         $22.17
           AUV at End of Period                        $21.44           $15.68           $31.15         $41.50         $39.02
           Number of Accumulation Units
              Outstanding at End of Period          4,377,954        4,651,810        5,852,720      6,423,422      4,433,020

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.76           $19.98           $25.89         $27.58         $22.59
           AUV at End of Period                        $18.07           $14.76           $19.98         $25.89         $27.58
           Number of Accumulation Units
              Outstanding at End of Period          5,236,618        6,172,512        7,706,339      8,763,560      8,143,208

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.75           $20.10           $20.35         $17.77         $17.49
           AUV at End of Period                        $21.52           $18.75           $20.10         $20.35         $17.77
           Number of Accumulation Units
              Outstanding at End of Period          8,577,564        8,722,390        9,559,263      9,095,577      9,101,946

  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.39           $11.60           $11.52         $11.60         $12.92
           AUV at End of Period                        $12.76           $12.39           $11.60         $11.52         $11.60
           Number of Accumulation Units
              Outstanding at End of Period          4,594,825        4,423,426        1,576,247        774,738        619,047

  ING SALOMON BROTHERS AGGRESSIVE GROWTH

           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
              Outstanding at End of Period             96,653

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.47           $11.58           $11.56         $10.00 (4)
           AUV at End of Period                        $11.57            $8.47           $11.58         $11.56
           Number of Accumulation Units
              Outstanding at End of Period          3,873,359        3,652,428        3,995,359      1,620,720

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $8.00           $10.57           $11.23         $10.00 (4)
           AUV at End of Period                        $10.32            $8.00           $10.57         $11.23
           Number of Accumulation Units
              Outstanding at End of Period          1,438,354        1,371,277        1,410,056        234,838

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.76           $27.09           $25.07         $20.91         $19.90
           AUV at End of Period                        $32.94           $26.76           $27.09         $25.07         $20.91
           Number of Accumulation Units
              Outstanding at End of Period          5,299,315        5,386,259        4,693,130      3,237,449      3,118,319

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.58           $22.94           $23.03         $20.74         $21.26
           AUV at End of Period                        $24.09           $19.58           $22.94         $23.03         $20.74
           Number of Accumulation Units
              Outstanding at End of Period          3,460,523        3,360,157        3,203,914      2,552,793      2,294,951

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.21 (16)
           AUV at End of Period                         $8.37
           Number of Accumulation Units
              Outstanding at End of Period            699,233

                                                         1998                1997
                                                   --------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                      $18.36            $18.79 (1)
           AUV at End of Period                            $22.17            $18.36
           Number of Accumulation Units
              Outstanding at End of Period              1,235,725            48,347

  ING MFS RESEARCH
           AUV at Beginning of Period                      $18.67            $19.15 (1)
           AUV at End of Period                            $22.59            $18.67
           Number of Accumulation Units
              Outstanding at End of Period              3,674,201           162,677

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                      $15.94            $15.68 (1)
           AUV at End of Period                            $17.49            $15.94
           Number of Accumulation Units
              Outstanding at End of Period              3,874,736           152,264

  ING PIMCO CORE BOND
           AUV at Beginning of Period                      $11.75            $11.87 (1)
           AUV at End of Period                            $12.92            $11.75
           Number of Accumulation Units
              Outstanding at End of Period                194,008             6,455

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                      $19.11            $18.96 (1)
           AUV at End of Period                            $19.90            $19.11
           Number of Accumulation Units
              Outstanding at End of Period              1,727,706           108,930

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                      $19.97            $19.99 (1)
           AUV at End of Period                            $21.26            $19.97
           Number of Accumulation Units
              Outstanding at End of Period                744,367            35,954

  ING UBS U.S. BALANCED
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 131789
                                      A26

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.81           $10.00 (9)
           AUV at End of Period                         $9.49            $7.81
           Number of Accumulation Units
              Outstanding at End of Period            279,599           62,876

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.83           $10.00 (9)
           AUV at End of Period                        $10.96            $8.83
           Number of Accumulation Units
              Outstanding at End of Period            396,477          222,557

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.67           $21.08           $24.36         $25.31         $22.22
           AUV at End of Period                        $22.21           $17.67           $21.08         $24.36         $25.31
           Number of Accumulation Units
              Outstanding at End of Period          6,539,928        7,350,028        8,865,678      9,922,551      9,473,482

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.86           $27.27           $25.65         $19.92         $21.07
           AUV at End of Period                        $36.36           $26.86           $27.27         $25.65         $19.92
           Number of Accumulation Units
              Outstanding at End of Period          1,057,432          977,818          801,893        826,871        554,454

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.62           $10.00 (9)
           AUV at End of Period                        $11.07           $10.62
           Number of Accumulation Units
              Outstanding at End of Period            587,973          707,083

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.23            $7.78           $10.00 (7)
           AUV at End of Period                         $6.82            $5.23            $7.78
           Number of Accumulation Units
              Outstanding at End of Period            283,853          151,543           51,380

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                         $8.91
           Number of Accumulation Units
              Outstanding at End of Period            295,431

  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.07            $9.33           $10.00 (7)
           AUV at End of Period                         $9.08            $7.07            $9.33
           Number of Accumulation Units
              Outstanding at End of Period            202,659          125,575           76,114

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.60            $8.31           $10.00 (7)
           AUV at End of Period                         $6.25            $4.60            $8.31
           Number of Accumulation Units
              Outstanding at End of Period            948,468          483,572          188,338

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.16            $6.99            $8.74         $10.00 (5)
           AUV at End of Period                         $6.56            $5.16            $6.99          $8.74
           Number of Accumulation Units
              Outstanding at End of Period            450,252          361,647          247,751         28,853

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.62           $10.26           $10.00 (8)
           AUV at End of Period                         $9.57            $7.62           $10.26
           Number of Accumulation Units
              Outstanding at End of Period            703,869          493,958          367,187

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.42           $10.00 (9)
           AUV at End of Period                        $10.65            $8.42
           Number of Accumulation Units
              Outstanding at End of Period            155,027           30,007

                                                         1998                1997
                                                   --------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                      $19.81            $19.05 (1)
           AUV at End of Period                            $22.22            $19.81
           Number of Accumulation Units
              Outstanding at End of Period              4,305,084           179,402

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                      $24.76            $24.56 (1)
           AUV at End of Period                            $21.07            $24.76
           Number of Accumulation Units
              Outstanding at End of Period                426,516            45,472

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP MAGNACAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 131789
                                      A27

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.82            $9.35           $10.00 (8)
           AUV at End of Period                         $9.97            $7.82            $9.35
           Number of Accumulation Units
              Outstanding at End of Period            377,242          182,156           45,911

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.34            $8.10           $10.00 (8)
           AUV at End of Period                         $7.32            $6.34            $8.10
           Number of Accumulation Units
              Outstanding at End of Period            376,280          103,374            6,689

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.24            $6.26            $7.83         $10.00 (5)
           AUV at End of Period                         $5.40            $4.24            $6.26          $7.83
           Number of Accumulation Units
              Outstanding at End of Period            902,884          840,344        1,001,520         75,572

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                        $11.96
           Number of Accumulation Units
              Outstanding at End of Period              2,420

  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.50            $9.14           $11.37         $11.78
           AUV at End of Period                         $7.94            $6.50            $9.14         $11.37         $11.78
           Number of Accumulation Units
              Outstanding at End of Period              4,086            2,843            5,671          6,673          4,420

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                        $10.07
           Number of Accumulation Units
              Outstanding at End of Period                294

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.70            $9.99            $9.93         $10.19         $10.06
           AUV at End of Period                        $11.72            $9.70            $9.99          $9.93         $10.19
           Number of Accumulation Units
              Outstanding at End of Period          6,864,118        5,428,136        5,191,930      4,861,886      5,486,600

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.94           $10.12           $11.62         $13.06         $11.09
           AUV at End of Period                        $10.17            $7.94           $10.12         $11.62         $13.06
           Number of Accumulation Units
              Outstanding at End of Period          4,207,501        5,327,508        6,170,622      6,920,736      7,321,127

  PIONEER FUND VCT II
           AUV at Beginning of Period                   $7.44            $9.37           $10.00 (8)
           AUV at End of Period                         $9.03            $7.44            $9.37
           Number of Accumulation Units
              Outstanding at End of Period            545,156          297,005           27,155

  PIONEER MID CAP VALUE II
           AUV at Beginning of Period                   $9.33           $10.71           $10.00 (8)
           AUV at End of Period                        $12.57            $9.33           $10.71
           Number of Accumulation Units
              Outstanding at End of Period          1,411,357          796,391           55,679

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.63            $8.88           $10.00 (7)
           AUV at End of Period                         $8.19            $6.63            $8.88
           Number of Accumulation Units
              Outstanding at End of Period            548,338          342,070          353,534

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.02            $8.25           $10.00 (7)
           AUV at End of Period                         $8.21            $6.02            $8.25
           Number of Accumulation Units
              Outstanding at End of Period            538,227          181,953           13,357

                                                         1998                1997
                                                   --------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $10.00 (3)
           AUV at End of Period                            $10.06
           Number of Accumulation Units
              Outstanding at End of Period              1,558,466

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $10.00 (3)
           AUV at End of Period                            $11.09
           Number of Accumulation Units
              Outstanding at End of Period              1,911,521

  PIONEER FUND VCT II
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PIONEER MID CAP VALUE II
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP BULL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP EUROPE 30
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 131789
                                      A28

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                         $9.36
           Number of Accumulation Units
              Outstanding at End of Period            404,098

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.17            $9.41           $10.00 (7)
           AUV at End of Period                        $10.07            $7.17            $9.41
           Number of Accumulation Units
              Outstanding at End of Period          1,076,231          499,606          128,298

  SP JENNISON INT. GROWTH
           AUV at Beginning of Period                   $4.09            $5.39            $8.56         $10.00 (6)
           AUV at End of Period                         $5.59            $4.09            $5.39          $8.56
           Number of Accumulation Units
              Outstanding at End of Period            926,785          393,653          214,255         15,695

                                                         1998                1997
                                                   --------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  SP JENNISON INT. GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

    FOOTNOTES
    (1)  Fund First Available during October 1997     (12)  Funds First Available during April 2003
    (2)  Fund First Available during February 1998    (13)  Funds First Available during August 2003
    (3)  Fund First Available during May 1998         (14)  Funds First Available during September 2003
    (4)  Fund First Available during February 2000    (15)  Funds First Available during October 2003
    (5)  Fund First Available during May 2000         (16)  Funds First Available during November 2003
    (6)  Fund First Available during October 2000
    (7)  Fund First Available during May 2001
    (8)  Fund First Available during November 2001
    (9)  Fund First Available during May 2002
    (10) Fund First Available during September 2002
    (11) Fund First Available during December 2002

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                      $7.31            $10.99           $10.00 (5)
           AUV at End of Period                            $9.86             $7.31           $10.99
           Number of Accumulation Units
              Outstanding at End of Period               336,417            76,299            4,183

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                     $10.00 (14)
           AUV at End of Period                           $13.82
           Number of Accumulation Units
              Outstanding at End of Period               159,277

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                      $7.79             $9.57           $10.00 (7)
           AUV at End of Period                            $9.96             $7.79            $9.57
           Number of Accumulation Units
              Outstanding at End of Period               987,940           139,297

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                      $6.34             $9.26           $10.00 (7)
           AUV at End of Period                            $8.26             $6.34            $9.26
           Number of Accumulation Units
              Outstanding at End of Period             1,008,677           138,235

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $9.64            $14.37           $18.55            $21.42 (1)
           AUV at End of Period                           $13.66             $9.64           $14.37            $18.55
           Number of Accumulation Units
              Outstanding at End of Period               542,810           398,841          327,852           149,363

Access - 131789
                                      A29

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $9.86            $14.34           $16.92            $19.90 (1)
           AUV at End of Period                           $16.18             $9.86           $14.34            $16.92
           Number of Accumulation Units
              Outstanding at End of Period               888,765           616,586          395,575           116,196

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.76
           Number of Accumulation Units
              Outstanding at End of Period               726,382

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.98
           Number of Accumulation Units
              Outstanding at End of Period               542,973

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $11.60
           Number of Accumulation Units
              Outstanding at End of Period               208,539

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $7.45             $9.95           $10.51            $10.00 (1)
           AUV at End of Period                           $10.01             $7.45            $9.95            $10.51
           Number of Accumulation Units
              Outstanding at End of Period             3,953,848         2,719,021        1,513,414           177,361

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                     $13.29            $16.95           $19.59            $21.80 (1)
           AUV at End of Period                           $17.80            $13.29           $16.95            $19.59
           Number of Accumulation Units
              Outstanding at End of Period               805,342           592,153          361,440           138,197

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                     $12.82            $17.49           $18.07            $23.40 (1)
           AUV at End of Period                           $17.68            $12.82           $17.49            $18.07
           Number of Accumulation Units
              Outstanding at End of Period             1,161,533           857,078          525,394           140,651

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $6.13             $6.98            $7.50            $11.60 (1)
           AUV at End of Period                            $8.83             $6.13            $6.98             $7.50
           Number of Accumulation Units
              Outstanding at End of Period               410,102           256,922          138,408            35,033

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                     $14.56            $17.87           $19.03            $17.21 (1)
           AUV at End of Period                           $17.92            $14.56           $17.87            $19.03
           Number of Accumulation Units
              Outstanding at End of Period               406,394           307,027          174,298            10,293

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                      $7.17             $9.05            $9.87            $10.00 (3)
           AUV at End of Period                            $9.41             $7.17            $9.05             $9.87
           Number of Accumulation Units
              Outstanding at End of Period             1,170,476           839,244          335,910            10,627

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                     $10.06            $10.00 (8)
           AUV at End of Period                           $10.42            $10.06
           Number of Accumulation Units
              Outstanding at End of Period             2,451,345           171,909

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                     $10.00            $10.00 (9)
           AUV at End of Period                           $10.51            $10.00
           Number of Accumulation Units
              Outstanding at End of Period             1,761,982                --

Access - 131789
                                      A30

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING GET FUND -- SERIES V
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                            $9.70
           Number of Accumulation Units
              Outstanding at End of Period             4,476,244

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $10.23
           Number of Accumulation Units
              Outstanding at End of Period             2,469,139

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.02
           Number of Accumulation Units
              Outstanding at End of Period             2,272,395

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $4.62             $7.60           $10.00 (4)
           AUV at End of Period                            $6.40             $4.62            $7.60
           Number of Accumulation Units
              Outstanding at End of Period               417,880           181,315           69,117

  ING HARD ASSETS
           AUV at Beginning of Period                     $13.36            $13.49           $15.62            $15.59 (1)
           AUV at End of Period                           $19.98            $13.36           $13.49            $15.62
           Number of Accumulation Units
              Outstanding at End of Period               210,633           120,308           30,794            18,820

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                      $7.04             $8.55           $11.26            $14.84 (6)
           AUV at End of Period                            $8.94             $7.04            $8.55            $11.26
           Number of Accumulation Units
              Outstanding at End of Period               522,021           261,177          100,590

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                      $6.99             $8.83            $9.94            $10.00 (3)
           AUV at End of Period                            $8.42             $6.99            $8.83             $9.94
           Number of Accumulation Units
              Outstanding at End of Period             2,197,627         1,307,256          638,396            21,427

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                      $6.03             $8.29            $8.88            $10.00 (3)
           AUV at End of Period                            $8.91             $6.03            $8.29             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               356,949           292,321          197,279             5,866

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                     $14.48            $20.84           $24.38            $28.75 (1)
           AUV at End of Period                           $18.66            $14.48           $20.84            $24.38
           Number of Accumulation Units
              Outstanding at End of Period               606,017           577,200          446,323           109,154

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $11.86
           Number of Accumulation Units
              Outstanding at End of Period                25,758

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                      $7.83           $10.00 (7)
           AUV at End of Period                           $10.32            $7.83
           Number of Accumulation Units
              Outstanding at End of Period               299,555           72,176

Access - 131789
                                      A31

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING JULIUS BAER FOREIGN

           AUV at Beginning of Period                      $8.21           $10.00 (7)
           AUV at End of Period                           $10.58            $8.21
           Number of Accumulation Units
              Outstanding at End of Period                22,762            9,890

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                     $19.12           $18.15            $16.97           $16.01 (1)
           AUV at End of Period                           $19.32           $19.12            $18.15           $16.97
           Number of Accumulation Units
              Outstanding at End of Period             1,037,485        1,001,053           342,317           73,720

  ING LIQUID ASSETS
           AUV at Beginning of Period                     $15.01           $15.06            $14.76           $14.21 (1)
           AUV at End of Period                           $14.86           $15.01            $15.06           $14.76
           Number of Accumulation Units
              Outstanding at End of Period             1,545,927        1,590,576         1,500,979          293,515

  ING MARSICO GROWTH
           AUV at Beginning of Period                     $10.27           $14.84            $21.65           $28.78 (1)
           AUV at End of Period                           $13.39           $10.27            $14.84           $21.65
           Number of Accumulation Units
              Outstanding at End of Period             1,718,678        1,379,116         1,104,093          437,723

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $8.35           $10.00 (7)
           AUV at End of Period                           $10.77            $8.35
           Number of Accumulation Units
              Outstanding at End of Period               122,619           16,519

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                      $7.96           $10.00 (7)
           AUV at End of Period                            $9.92            $7.96
           Number of Accumulation Units
              Outstanding at End of Period               120,271           16,838

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                     $15.61           $31.04            $41.37           $37.94 (1)
           AUV at End of Period                           $21.34           $15.61            $31.04           $41.37
           Number of Accumulation Units
              Outstanding at End of Period             1,057,927          911,394           577,692          162,554

  ING MFS RESEARCH
           AUV at Beginning of Period                     $14.70           $19.91            $25.81           $26.51 (1)
           AUV at End of Period                           $17.99           $14.70            $19.91           $25.81
           Number of Accumulation Units
              Outstanding at End of Period               978,846          792,216           588,415          160,258

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                     $18.68           $20.03            $20.29           $17.18 (1)
           AUV at End of Period                           $21.42           $18.68            $20.03           $20.29
           Number of Accumulation Units
              Outstanding at End of Period             2,962,240        1,806,441           934,682          102,750

  ING PIMCO CORE BOND
           AUV at Beginning of Period                     $12.34           $11.56            $11.48           $11.26 (1)
           AUV at End of Period                           $12.70           $12.34            $11.56           $11.48
           Number of Accumulation Units
              Outstanding at End of Period             2,257,025        1,446,385           328,948           16,895

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.80
           Number of Accumulation Units
              Outstanding at End of Period                51,221

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                      $8.46           $11.57            $11.56           $10.00 (1)
           AUV at End of Period                           $11.54            $8.46            $11.57           $11.56
           Number of Accumulation Units
              Outstanding at End of Period             1,812,621        1,438,659           902,603           98,842

Access - 131789
                                      A32

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                      $7.99           $10.56            $11.23           $10.00 (1)
           AUV at End of Period                           $10.30            $7.99            $10.56           $11.23
           Number of Accumulation Units
              Outstanding at End of Period               676,868          534,293           384,799           11,867

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                     $26.57           $26.91            $24.92           $20.20 (1)
           AUV at End of Period                           $32.69           $26.57            $26.91           $24.92
           Number of Accumulation Units
              Outstanding at End of Period             2,065,649        1,345,841           531,690           15,600

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                     $19.44           $22.79            $22.89           $19.52 (1)
           AUV at End of Period                           $23.91           $19.44            $22.79           $22.89
           Number of Accumulation Units
              Outstanding at End of Period             1,278,747          773,224           387,753           30,890

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                      $7.20 (14)
           AUV at End of Period                            $8.35
           Number of Accumulation Units
              Outstanding at End of Period               529,916

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                      $7.80           $10.00 (7)
           AUV at End of Period                            $9.48            $7.80
           Number of Accumulation Units
              Outstanding at End of Period               230,006           20,988

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                      $8.83           $10.00 (7)
           AUV at End of Period                           $10.95            $8.83
           Number of Accumulation Units
              Outstanding at End of Period               242,169           53,323

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                     $17.58           $20.99            $24.27           $25.04 (1)
           AUV at End of Period                           $22.09           $17.58            $20.99           $24.27
           Number of Accumulation Units
              Outstanding at End of Period               841,519          616,373           485,828          119,426

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                     $26.67           $27.09            $25.50           $19.96 (1)
           AUV at End of Period                           $36.09           $26.67            $27.09           $25.50
           Number of Accumulation Units
              Outstanding at End of Period               398,419          271,009           101,334           25,056

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                     $10.62           $10.00 (7)
           AUV at End of Period                           $11.06           $10.62
           Number of Accumulation Units
              Outstanding at End of Period               277,417          218,867

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                      $5.23            $7.77            $10.00 (4)
           AUV at End of Period                            $6.81            $5.23             $7.77
           Number of Accumulation Units
              Outstanding at End of Period               230,737          149,494            27,449

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                            $8.90
           Number of Accumulation Units
              Outstanding at End of Period               275,705

  ING VP MAGNACAP
           AUV at Beginning of Period                      $7.06            $9.33            $10.00 (4)
           AUV at End of Period                            $9.06            $7.06             $9.33
           Number of Accumulation Units
              Outstanding at End of Period               198,861          102,496            24,770

Access - 131789
                                      A33

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                      $4.59            $8.31            $10.00 (4)
           AUV at End of Period                            $6.25            $4.59             $8.31
           Number of Accumulation Units
              Outstanding at End of Period               952,613          454,392            79,268

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                      $5.16            $6.98             $8.73           $10.00 (2)
           AUV at End of Period                            $6.54            $5.16             $6.98            $8.73
           Number of Accumulation Units
              Outstanding at End of Period               571,723          349,871           169,312            7,369

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                      $7.61           $10.26            $10.00 (5)
           AUV at End of Period                            $9.56            $7.61            $10.26
           Number of Accumulation Units
              Outstanding at End of Period               527,172          271,523            16,016

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                      $8.42           $10.00 (7)
           AUV at End of Period                           $10.64            $8.42
           Number of Accumulation Units
              Outstanding at End of Period               231,095           41,608

  INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                      $7.82            $9.35            $10.00 (5)
           AUV at End of Period                            $9.95            $7.82             $9.35
           Number of Accumulation Units
              Outstanding at End of Period               301,666          110,702             3,522

  INVESCO VIF UTILITIES
           AUV at Beginning of Period                      $6.34            $8.09            $10.00 (5)
           AUV at End of Period                            $7.31            $6.34             $8.09
           Number of Accumulation Units
              Outstanding at End of Period               249,623           94,266             3,860

  JENNISON PORTFOLIO
           AUV at Beginning of Period                      $4.23            $6.26             $7.83           $10.00 (2)
           AUV at End of Period                            $5.39            $4.23             $6.26            $7.83
           Number of Accumulation Units
              Outstanding at End of Period               781,985          565,738           273,112           19,630

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $9.68            $9.97             $9.92           $10.10 (1)
           AUV at End of Period                           $11.68            $9.68             $9.97            $9.92
           Number of Accumulation Units
              Outstanding at End of Period             2,442,654        1,004,330           489,627           64,046

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $7.92           $10.10            $11.61           $12.46 (1)
           AUV at End of Period                           $10.14            $7.92            $10.10           $11.61
           Number of Accumulation Units
              Outstanding at End of Period               790,067          777,892           441,295           70,828

  PIONEER FUND VCT
           AUV at Beginning of Period                      $7.43            $9.37            $10.00 (5)
           AUV at End of Period                            $9.02            $7.43             $9.37
           Number of Accumulation Units
              Outstanding at End of Period               372,465          135,708             2,197

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                      $9.32           $10.71            $10.00 (5)
           AUV at End of Period                           $12.56            $9.32            $10.71
           Number of Accumulation Units
              Outstanding at End of Period               671,453          218,154             5,378

  PROFUND VP BULL
           AUV at Beginning of Period                      $6.63            $8.87            $10.00 (4)
           AUV at End of Period                            $8.18            $6.63             $8.87
           Number of Accumulation Units
              Outstanding at End of Period               467,546          185,752            27,580

Access - 131789
                                      A34

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  PROFUND VP EUROPE 30
           AUV at Beginning of Period                      $6.02            $8.25            $10.00 (4)
           AUV at End of Period                            $8.20            $6.02             $8.25
           Number of Accumulation Units
              Outstanding at End of Period               190,714          105,640            38,959

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                74,879

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                      $7.17            $9.41            $10.00 (4)
           AUV at End of Period                           $10.05            $7.17             $9.41
           Number of Accumulation Units
              Outstanding at End of Period               426,723          182,536            19,151

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                      $4.08            $5.39             $8.56           $10.00 (3)
           AUV at End of Period                            $5.58            $4.08             $5.39            $8.56
           Number of Accumulation Units
              Outstanding at End of Period               667,389          235,552           146,027            7,516

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during June 2003
  (2)  Fund First Available during May 2000          (11) Fund First Available during August 2003
  (3)  Fund First Available during October 2000      (12) Fund First Available during September 2003
  (4)  Fund First Available during May 2001          (13) Fund First Available during October 2003
  (5)  Fund First Available during November 2001     (14) Fund First Available during November 2003
  (6)  Fund First Available during December 2001
  (7)  Fund First Available during May 2002
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.31           $10.98            $10.00 (5)
           AUV at End of Period                         $9.85            $7.31            $10.98
           Number of Accumulation Units
              Outstanding at End of Period            574,799          144,579             7,111

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                        $13.81
           Number of Accumulation Units
              Outstanding at End of Period            243,070

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.79            $9.57            $10.00 (7)
           AUV at End of Period                         $9.94            $7.79             $9.57
           Number of Accumulation Units
             Outstanding at End of Period           1,180,858          178,752

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.33            $9.25            $10.00 (7)
           AUV at End of Period                         $8.25            $6.33             $9.25
           Number of Accumulation Units
             Outstanding at End of Period           2,329,442          244,586               652

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.61           $14.32            $18.50            $21.37 (1)
           AUV at End of Period                        $13.60            $9.61            $14.32            $18.50
           Number of Accumulation Units
             Outstanding at End of Period           1,533,657        1,196,567         1,447,650         1,203,898

Access - 131789
                                      A35

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.82           $14.30            $16.88            $19.86 (1)
           AUV at End of Period                        $16.11            $9.82            $14.30            $16.88
           Number of Accumulation Units
             Outstanding at End of Period           2,304,112        1,761,535         1,586,391         1,171,869

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.76
           Number of Accumulation Units
             Outstanding at End of Period             913,862

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.98
           Number of Accumulation Units
             Outstanding at End of Period             724,335

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.60
           Number of Accumulation Units
             Outstanding at End of Period             261,151

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.44            $9.94            $10.51            $10.00 (1)
           AUV at End of Period                         $9.99            $7.44             $9.94            $10.51
           Number of Accumulation Units
             Outstanding at End of Period           6,791,260        5,103,821         3,603,942         1,403,629

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.23           $16.87            $19.51            $21.72 (1)
           AUV at End of Period                        $17.70           $13.23            $16.87            $19.51
           Number of Accumulation Units
             Outstanding at End of Period           1,938,963        1,564,288         1,137,846           621,115

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.77           $17.44            $18.03            $23.35 (1)
           AUV at End of Period                        $17.61           $12.77            $17.44            $18.03
           Number of Accumulation Units
             Outstanding at End of Period           2,774,027        2,319,410         1,876,959         1,163,996

  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.11            $6.97             $7.49            $11.58 (1)
           AUV at End of Period                         $8.80            $6.11             $6.97             $7.49
           Number of Accumulation Units
             Outstanding at End of Period             847,929          690,414           640,405           549,427

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.50           $17.80            $18.97            $17.17 (1)
           AUV at End of Period                        $17.84           $14.50            $17.80            $18.97
           Number of Accumulation Units
             Outstanding at End of Period             983,871          923,702           706,803           298,983

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.17            $9.05             $9.87            $10.00 (3)
           AUV at End of Period                         $9.39            $7.17             $9.05             $9.87
           Number of Accumulation Units
             Outstanding at End of Period           2,031,360        1,611,467           815,848            55,360

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                  $10.06           $10.00 (8)
           AUV at End of Period                        $10.41           $10.06
           Number of Accumulation Units
             Outstanding at End of Period             416,352          508,431

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                  $10.00           $10.00 (9)
           AUV at End of Period                        $10.50           $10.00
           Number of Accumulation Units
             Outstanding at End of Period             434,915            1,187

Access - 131789
                                      A36

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING GET FUND -- SERIES V
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                         $9.70
           Number of Accumulation Units
             Outstanding at End of Period             653,999

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                        $10.23
           Number of Accumulation Units
             Outstanding at End of Period             588,194

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.02
           Number of Accumulation Units
             Outstanding at End of Period             495,513

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.62            $7.60            $10.00 (4)
           AUV at End of Period                         $6.39            $4.62             $7.60
           Number of Accumulation Units
             Outstanding at End of Period             932,881          220,935            46,906

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.26           $13.40            $15.53            $15.50 (1)
           AUV at End of Period                        $19.83           $13.26            $13.40            $15.53
           Number of Accumulation Units
             Outstanding at End of Period             496,935          302,602            94,214            42,632

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $7.02            $8.52            $11.23            $14.81 (6)
           AUV at End of Period                         $8.90            $7.02             $8.52            $11.23
           Number of Accumulation Units
             Outstanding at End of Period           1,458,594        1,565,175         1,182,590         1,033,869

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $6.99            $8.83             $9.93            $10.00 (3)
           AUV at End of Period                         $8.41            $6.99             $8.83             $9.93
           Number of Accumulation Units
             Outstanding at End of Period           3,698,410        2,513,592         1,282,147           148,807

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.02            $8.28             $8.88            $10.00 (3)
           AUV at End of Period                         $8.89            $6.02             $8.28             $8.88
           Number of Accumulation Units
             Outstanding at End of Period             629,201          401,444           319,420            62,575

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.41           $20.74            $24.27            $28.64 (1)
           AUV at End of Period                        $18.55           $14.41            $20.74            $24.27
           Number of Accumulation Units
             Outstanding at End of Period           1,511,002        1,643,362         1,587,677           981,676

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.86
           Number of Accumulation Units
             Outstanding at End of Period              80,497

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.82           $10.00 (7)
           AUV at End of Period                        $10.31            $7.82
           Number of Accumulation Units
             Outstanding at End of Period             681,441           95,249

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.20           $10.00 (7)
           AUV at End of Period                        $10.57            $8.20
           Number of Accumulation Units
             Outstanding at End of Period             268,993           51,442

Access - 131789
                                      A37

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $18.99           $18.03            $16.87            $15.92 (1)
           AUV at End of Period                        $19.18           $18.99            $18.03            $16.87
           Number of Accumulation Units
             Outstanding at End of Period           2,934,073        2,793,640         1,730,153           507,893

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $14.91           $14.96            $14.67            $14.13 (1)
           AUV at End of Period                        $14.75           $14.91            $14.96            $14.67
           Number of Accumulation Units
             Outstanding at End of Period           5,614,607       10,613,768         9,752,616         2,657,053

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.23           $14.79            $21.59            $28.72 (1)
           AUV at End of Period                        $13.34           $10.23            $14.79            $21.59
           Number of Accumulation Units
             Outstanding at End of Period           5,319,525        4,731,610         5,132,970         3,791,737

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.35           $10.00 (7)
           AUV at End of Period                        $10.76            $8.35
           Number of Accumulation Units
             Outstanding at End of Period             206,043           53,879

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.95           $10.00 (7)
           AUV at End of Period                         $9.92            $7.95
           Number of Accumulation Units
             Outstanding at End of Period             111,582           27,465

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.55           $30.92            $41.24            $37.84 (1)
           AUV at End of Period                        $21.24           $15.55            $30.92            $41.24
           Number of Accumulation Units
             Outstanding at End of Period           2,586,393        2,356,960         2,066,676         1,240,675

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.64           $19.84            $25.72            $26.43 (1)
           AUV at End of Period                        $17.90           $14.64            $19.84            $25.72
           Number of Accumulation Units
             Outstanding at End of Period           2,135,321        2,132,959         1,666,295         1,007,294

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.60           $19.96            $20.22            $17.13 (1)
           AUV at End of Period                        $21.32           $18.60            $19.96            $20.22
           Number of Accumulation Units
             Outstanding at End of Period           4,841,190        3,921,173       2,673,135.0         836,664.0

  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.29           $11.51            $11.44            $11.23 (1)
           AUV at End of Period                        $12.64           $12.29            $11.51            $11.44
           Number of Accumulation Units
             Outstanding at End of Period           4,187,288        3,457,226           958,057           183,531

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
             Outstanding at End of Period             147,757

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.45           $11.56            $11.55            $10.00 (1)
           AUV at End of Period                        $11.52            $8.45            $11.56            $11.55
           Number of Accumulation Units
             Outstanding at End of Period           4,017,738        3,308,447         2,722,089           780,053

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $7.98           $10.55            $11.22            $10.00 (1)
           AUV at End of Period                        $10.28            $7.98            $10.55            $11.22
           Number of Accumulation Units
             Outstanding at End of Period           1,251,944        1,333,387           820,331           145,735

Access - 131789
                                      A38

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.38           $26.74            $24.77            $20.08 (1)
           AUV at End of Period                        $32.45           $26.38            $26.74            $24.77
           Number of Accumulation Units
             Outstanding at End of Period           4,498,234        3,716,910         1,927,531           400,243

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.30           $22.64            $22.75            $19.41 (1)
           AUV at End of Period                        $23.73           $19.30            $22.64            $22.75
           Number of Accumulation Units
             Outstanding at End of Period           2,387,635        1,769,554        1,103,377.          311,484.

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.20 (15)
           AUV at End of Period                         $8.34
           Number of Accumulation Units
             Outstanding at End of Period           1,112,008

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.80           $10.00 (7)
           AUV at End of Period                         $9.47            $7.80
           Number of Accumulation Units
             Outstanding at End of Period             423,091           37,952

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.82           $10.00 (7)
           AUV at End of Period                        $10.94            $8.82
           Number of Accumulation Units
              Outstanding at End of Period            565,302          133,794

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.50           $20.91            $24.18            $24.96 (1)
           AUV at End of Period                        $21.98           $17.50            $20.91            $24.18
           Number of Accumulation Units
              Outstanding at End of Period          2,020,012        1,678,851         1,489,476           803,307

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.48           $26.91            $25.34            $19.85 (1)
           AUV at End of Period                        $35.82           $26.48            $26.91            $25.34
           Number of Accumulation Units
              Outstanding at End of Period            933,790          639,504           310,014            77,442

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.62           $10.00 (7)
           AUV at End of Period                        $11.05           $10.62
           Number of Accumulation Units
              Outstanding at End of Period            785,879          616,917

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.23            $7.77            $10.00 (4)
           AUV at End of Period                         $6.80            $5.23             $7.77
           Number of Accumulation Units
              Outstanding at End of Period            400,548          178,992            74,652

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                   $7.19 (12)
           AUV at End of Period                         $8.89
           Number of Accumulation Units
              Outstanding at End of Period            335,685

  ING VP INDEX PLUS MID CAP
           AUV at Beginning of Period                   $8.51 (15)
           AUV at End of Period                        $11.03
           Number of Accumulation Units
              Outstanding at End of Period             25,111

  ING VP INDEX PLUS SMALL CAP
           AUV at Beginning of Period                   $8.57 (15)
           AUV at End of Period                        $11.43
           Number of Accumulation Units
              Outstanding at End of Period             56,252

Access - 131789
                                      A39

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.05            $9.33            $10.00 (4)
           AUV at End of Period                         $9.05            $7.05             $9.33
           Number of Accumulation Units
              Outstanding at End of Period            304,573          190,988           102,246

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.59            $8.31            $10.00 (4)
           AUV at End of Period                         $6.24            $4.59             $8.31
           Number of Accumulation Units
              Outstanding at End of Period          1,478,756          696,664           222,328

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.15            $6.98             $8.73            $10.00 (2)
           AUV at End of Period                         $6.53            $5.15             $6.98             $8.73
           Number of Accumulation Units
              Outstanding at End of Period            910,436          598,428           468,772            84,578

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.61           $10.25            $10.00 (5)
           AUV at End of Period                         $9.54            $7.61            $10.25
           Number of Accumulation Units
              Outstanding at End of Period            833,580          375,102            25,836

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.42           $10.00 (7)
           AUV at End of Period                        $10.63            $8.42
           Number of Accumulation Units
              Outstanding at End of Period            301,537           54,250

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.81            $9.35            $10.00 (5)
           AUV at End of Period                         $9.94            $7.81             $9.35
           Number of Accumulation Units
              Outstanding at End of Period            612,566          284,060            18,560

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.33            $8.09            $10.00 (5)
           AUV at End of Period                         $7.30            $6.33             $8.09
           Number of Accumulation Units
              Outstanding at End of Period            360,781          167,758            16,134

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.23            $6.25             $7.82            $10.00 (2)
           AUV at End of Period                         $5.38            $4.23             $6.25             $7.82
           Number of Accumulation Units
              Outstanding at End of Period            981,934          934,116         1,102,268            89,929

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                  $10.00 (10)
           AUV at End of Period                        $11.95
           Number of Accumulation Units
             Outstanding at End of Period               3,043

  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.48            $9.12            $11.36            $11.51
           AUV at End of Period                         $7.90            $6.48             $9.12            $11.36
           Number of Accumulation Units
             Outstanding at End of Period               6,418            9,491            14,708            14,623

  LIBERTY SMALL COMPANY GROWTH
           AUV at Beginning of Period                  $10.00 (10)
           AUV at End of Period                        $14.94
           Number of Accumulation Units
             Outstanding at End of Period                 890

Access - 131789
                                      A40

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.66            $9.95             $9.90            $10.09 (1)
           AUV at End of Period                        $11.65            $9.66             $9.95             $9.90
           Number of Accumulation Units
             Outstanding at End of Period           5,849,065        3,639,545         1,847,566           631,991

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.90           $10.08            $11.59            $12.45 (1)
           AUV at End of Period                        $10.11            $7.90            $10.08            $11.59
           Number of Accumulation Units
              Outstanding at End of Period          1,519,191        1,932,333         1,789,954         1,176,897

  PIONEER FUND VCT
           AUV at Beginning of Period                   $7.43            $9.37            $10.00 (5)
           AUV at End of Period                         $9.00            $7.43             $9.37
           Number of Accumulation Units
              Outstanding at End of Period            648,278          229,508            22,142

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                   $9.32           $10.71            $10.00 (5)
           AUV at End of Period                        $12.55            $9.32            $10.71
           Number of Accumulation Units
              Outstanding at End of Period          1,373,009          503,892            23,811

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.62            $8.87            $10.00 (4)
           AUV at End of Period                         $8.17            $6.62             $8.87
           Number of Accumulation Units
              Outstanding at End of Period            990,737          475,785           244,571

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.01            $8.24            $10.00 (4)
           AUV at End of Period                         $8.19            $6.01             $8.24
           Number of Accumulation Units
              Outstanding at End of Period            516,713          103,963            39,270

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                         $9.35
           Number of Accumulation Units
              Outstanding at End of Period            108,486

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.16            $9.40            $10.00 (4)
           AUV at End of Period                        $10.04            $7.16             $9.40
           Number of Accumulation Units
              Outstanding at End of Period          1,323,338          420,431           132,361

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                   $4.08            $5.38             $8.55            $10.00 (3)
           AUV at End of Period                         $5.57            $4.08             $5.38             $8.55
           Number of Accumulation Units
              Outstanding at End of Period          1,299,827          360,089           212,147            12,698

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during April 2003
  (2)  Fund First Available during May 2000          (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 2000      (12)  Fund First Available during August 2003
  (4)  Fund First Available during May 2001          (13)  Fund First Available during September 2003
  (5)  Fund First Available during November 2001     (14)  Fund First Available during October 2003
  (6)  Fund First Available during December 2001     (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 2002
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

Access - 131789
                                      A41

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.30           $10.98            $10.00 (5)
           AUV at End of Period                         $9.83            $7.30            $10.98
           Number of Accumulation Units
              Outstanding at End of Period          1,025,962          237,698           119,539

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                        $13.80
           Number of Accumulation Units
              Outstanding at End of Period            510,581

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.78            $9.57            $10.00 (7)
           AUV at End of Period                         $9.92            $7.78             $9.57
           Number of Accumulation Units
              Outstanding at End of Period          1,794,730          250,947

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.33            $9.25            $10.00 (7)
           AUV at End of Period                         $8.22            $6.33             $9.25
           Number of Accumulation Units
              Outstanding at End of Period          3,360,732          473,547

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.54           $14.23            $18.40            $21.27 (1)
           AUV at End of Period                        $13.49            $9.54            $14.23            $18.40
           Number of Accumulation Units
              Outstanding at End of Period          2,013,485        1,357,779         1,475,163         1,103,423

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.76           $14.21            $16.80            $19.78 (1)
           AUV at End of Period                        $15.99            $9.76            $14.21            $16.80
           Number of Accumulation Units
              Outstanding at End of Period          2,753,698        1,863,528         1,557,259           874,247

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.75
           Number of Accumulation Units
              Outstanding at End of Period          1,785,979

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.97
           Number of Accumulation Units
              Outstanding at End of Period          1,387,064

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.60
           Number of Accumulation Units
              Outstanding at End of Period            564,361

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.42            $9.92            $10.50            $10.00 (1)
           AUV at End of Period                         $9.95            $7.42             $9.92            $10.50
           Number of Accumulation Units
              Outstanding at End of Period          8,602,293        6,279,537         4,320,851           993,651

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.09           $16.72            $19.34            $21.56 (1)
           AUV at End of Period                        $17.50           $13.09            $16.72            $19.34
           Number of Accumulation Units
              Outstanding at End of Period          2,098,781        1,515,003         1,118,604           522,271

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.68           $17.34            $17.94            $23.25 (1)
           AUV at End of Period                        $17.46           $12.68            $17.34            $17.94
           Number of Accumulation Units
              Outstanding at End of Period          3,243,334        2,389,036         1,918,122           825,516

Access - 131789
                                      A42

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.08            $6.94             $7.47            $11.56 (1)
           AUV at End of Period                         $8.75            $6.08             $6.94             $7.47
           Number of Accumulation Units
              Outstanding at End of Period          1,334,968          847,173           509,513           259,187

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.38           $17.68            $18.85            $17.08 (1)
           AUV at End of Period                        $17.67           $14.38            $17.68            $18.85
           Number of Accumulation Units
              Outstanding at End of Period          1,029,028          983,703           665,936           162,505

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.15            $9.04             $9.87            $10.00 (3)
           AUV at End of Period                         $9.36            $7.15             $9.04             $9.87
           Number of Accumulation Units
              Outstanding at End of Period          3,090,180        2,302,131         1,385,134            89,462

  ING GET FUND -- SERIES V
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                         $9.69
           Number of Accumulation Units
              Outstanding at End of Period          2,639,551

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                        $10.23
           Number of Accumulation Units
              Outstanding at End of Period             22,658

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.02
           Number of Accumulation Units
              Outstanding at End of Period          1,473,980

  ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                  $10.00 (16)
           AUV at End of Period                         $9.99
           Number of Accumulation Units
              Outstanding at End of Period            113,971

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.61            $7.59            $10.00 (4)
           AUV at End of Period                         $6.37            $4.61             $7.59
           Number of Accumulation Units
              Outstanding at End of Period          1,631,740          447,885           162,626

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.08           $13.22            $15.34            $15.33 (1)
           AUV at End of Period                        $19.53           $13.08            $13.22            $15.34
           Number of Accumulation Units
              Outstanding at End of Period          1,330,707          932,327           315,574           227,856

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $6.97            $8.47            $11.18            $14.76 (6)
           AUV at End of Period                         $8.83            $6.97             $8.47            $11.18
           Number of Accumulation Units
              Outstanding at End of Period          2,080,261        1,470,429         1,055,368           685,944

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $6.97            $8.82             $9.93            $10.00 (3)
           AUV at End of Period                         $8.38            $6.97             $8.82             $9.93
           Number of Accumulation Units
              Outstanding at End of Period          4,168,723        3,186,621         2,016,515           113,353

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.01            $8.27             $8.88            $10.00 (3)
           AUV at End of Period                         $8.86            $6.01             $8.27             $8.88
           Number of Accumulation Units
              Outstanding at End of Period          1,098,078          520,898           420,371            83,761

Access - 131789
                                      A43

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.25           $20.53            $24.06            $28.41 (1)
           AUV at End of Period                        $18.33           $14.25            $20.53            $24.06
           Number of Accumulation Units
              Outstanding at End of Period          1,998,516        2,091,213         1,748,122           969,120

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.85
           Number of Accumulation Units
              Outstanding at End of Period            104,296

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.82           $10.00 (7)
           AUV at End of Period                        $10.30            $7.82
           Number of Accumulation Units
              Outstanding at End of Period          1,006,794          155,620

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.20           $10.00 (7)
           AUV at End of Period                        $10.55            $8.20
           Number of Accumulation Units
              Outstanding at End of Period            582,823          138,594

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $18.72           $17.80            $16.67            $15.74 (1)
           AUV at End of Period                        $18.89           $18.72            $17.80            $16.67
           Number of Accumulation Units
              Outstanding at End of Period          2,747,067        2,647,005         1,441,971           273,264

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $14.70           $14.77            $14.50            $13.97 (1)
           AUV at End of Period                        $14.52           $14.70            $14.77            $14.50
           Number of Accumulation Units
              Outstanding at End of Period          5,938,918        7,015,870         6,235,817         2,132,811

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.16           $14.71            $21.49            $28.61 (1)
           AUV at End of Period                        $13.23           $10.16            $14.71            $21.49
           Number of Accumulation Units
              Outstanding at End of Period          5,372,714        4,149,074         4,093,894         2,741,325

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.34           $10.00 (7)
           AUV at End of Period                        $10.74            $8.34
           Number of Accumulation Units
              Outstanding at End of Period            419,552           94,083

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.95           $10.00 (7)
           AUV at End of Period                         $9.90            $7.95
           Number of Accumulation Units
              Outstanding at End of Period            199,717           62,915

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.42           $30.70            $40.98            $37.63 (1)
           AUV at End of Period                        $21.04           $15.42            $30.70            $40.98
           Number of Accumulation Units
              Outstanding at End of Period          3,633,581        2,751,561         2,275,455         1,099,617

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.51           $19.69            $25.56            $26.29 (1)
           AUV at End of Period                        $17.74           $14.51            $19.69            $25.56
           Number of Accumulation Units
              Outstanding at End of Period          2,358,725        2,110,645         1,829,741           807,166

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.44           $19.81            $20.10            $17.04 (1)
           AUV at End of Period                        $21.12           $18.44            $19.81            $20.10
           Number of Accumulation Units
              Outstanding at End of Period          5,686,198        4,012,552         2,637,734           506,976

Access - 131789
                                      A44

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.19           $11.43            $11.37            $11.17 (1)
           AUV at End of Period                        $12.52           $12.19            $11.43            $11.37
           Number of Accumulation Units
              Outstanding at End of Period          5,824,732        5,600,337         1,352,337           101,577

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
              Outstanding at End of Period            291,189

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.42           $11.54            $11.54            $10.00 (1)
           AUV at End of Period                        $11.47            $8.42            $11.54            $11.54
           Number of Accumulation Units
              Outstanding at End of Period          6,946,527        5,615,264         4,291,401           986,100

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $7.95           $10.53            $11.21            $10.00 (1)
           AUV at End of Period                        $10.24            $7.95            $10.53            $11.21
           Number of Accumulation Units
              Outstanding at End of Period          2,433,238        2,079,377         1,766,107           191,223

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.01           $26.39            $24.47            $19.86 (1)
           AUV at End of Period                        $31.96           $26.01            $26.39            $24.47
           Number of Accumulation Units
              Outstanding at End of Period          5,130,780        3,927,375         1,940,881           183,884

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.03           $22.35            $22.48            $19.19 (1)
           AUV at End of Period                        $23.37           $19.03            $22.35            $22.48
           Number of Accumulation Units
              Outstanding at End of Period          3,453,724        2,273,204         1,364,874           238,986

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.18 (15)
           AUV at End of Period                         $8.31
           Number of Accumulation Units
              Outstanding at End of Period          1,599,133

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.79           $10.00 (7)
           AUV at End of Period                         $9.46            $7.79
           Number of Accumulation Units
              Outstanding at End of Period            455,787           67,606

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.82           $10.00 (7)
           AUV at End of Period                        $10.92            $8.82
           Number of Accumulation Units
              Outstanding at End of Period            898,110          201,786

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.34           $20.73            $24.00            $24.80 (1)
           AUV at End of Period                        $21.75           $17.34            $20.73            $24.00
           Number of Accumulation Units
              Outstanding at End of Period          2,428,852        1,920,555         1,546,448           713,282

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.11           $26.56            $25.04            $19.63 (1)
           AUV at End of Period                        $35.28           $26.11            $26.56            $25.04
           Number of Accumulation Units
              Outstanding at End of Period          1,166,070          768,503           474,135           192,508

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.61           $10.00 (7)
           AUV at End of Period                        $11.04           $10.61
           Number of Accumulation Units
              Outstanding at End of Period            889,844          456,891

Access - 131789
                                      A45

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.22            $7.76            $10.00 (4)
           AUV at End of Period                         $6.78            $5.22             $7.76
           Number of Accumulation Units
              Outstanding at End of Period            677,924          355,700           182,159

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                         $8.87
           Number of Accumulation Units
              Outstanding at End of Period            957,662

  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.04            $9.32            $10.00 (4)
           AUV at End of Period                         $9.03            $7.04             $9.32
           Number of Accumulation Units
              Outstanding at End of Period            454,572          295,511           117,705

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.58            $8.30            $10.00 (4)
           AUV at End of Period                         $6.22            $4.58             $8.30
           Number of Accumulation Units
              Outstanding at End of Period          2,876,835        1,196,797           253,382

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.14            $6.96             $8.72            $10.00 (2)
           AUV at End of Period                         $6.51            $5.14             $6.96             $8.72
           Number of Accumulation Units
              Outstanding at End of Period          1,506,719        1,083,707           477,958            68,648

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.59           $10.25            $10.00 (5)
           AUV at End of Period                         $9.52            $7.59            $10.25
           Number of Accumulation Units
              Outstanding at End of Period          1,604,306          736,096           289,358

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.41           $10.00 (7)
           AUV at End of Period                        $10.62            $8.41
           Number of Accumulation Units
              Outstanding at End of Period            510,398          100,699

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.80            $9.34            $10.00 (5)
           AUV at End of Period                         $9.92            $7.80             $9.34
           Number of Accumulation Units
              Outstanding at End of Period          1,036,218          407,036            18,432

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.32            $8.09            $10.00 (5)
           AUV at End of Period                         $7.29            $6.32             $8.09
           Number of Accumulation Units
              Outstanding at End of Period            617,033          173,346            23,627

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.22            $6.24             $7.82            $10.00 (2)
           AUV at End of Period                         $5.36            $4.22             $6.24             $7.82
           Number of Accumulation Units
              Outstanding at End of Period          2,247,327        1,916,839         1,029,815           152,003
  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.46            $9.10            $11.34            $11.50
           AUV at End of Period                         $7.87            $6.46             $9.10            $11.34
           Number of Accumulation Units
              Outstanding at End of Period              2,632            2,067                --                --

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.61            $9.91             $9.88            $10.07 (1)
           AUV at End of Period                        $11.58            $9.61             $9.91             $9.88
           Number of Accumulation Units
              Outstanding at End of Period          6,589,740        3,093,339         1,858,684           386,288

Access - 131789
                                      A46

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.86           $10.04            $11.56            $12.42 (1)
           AUV at End of Period                        $10.05            $7.86            $10.04            $11.56
           Number of Accumulation Units
              Outstanding at End of Period          1,744,752        1,702,075         1,325,932           829,397

  PIONEER FUND VCT
           AUV at Beginning of Period                   $7.42            $9.36            $10.00 (5)
           AUV at End of Period                         $8.98            $7.42             $9.36
           Number of Accumulation Units
              Outstanding at End of Period          1,239,130          562,117            47,468

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                   $9.31           $10.71            $10.00 (5)
           AUV at End of Period                        $12.52            $9.31            $10.71
           Number of Accumulation Units
              Outstanding at End of Period          2,287,184          740,867            72,420

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.61            $8.87            $10.00 (4)
           AUV at End of Period                         $8.15            $6.61             $8.87
           Number of Accumulation Units
              Outstanding at End of Period          1,278,503          491,042           103,369

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.00            $8.24            $10.00 (4)
           AUV at End of Period                         $8.17            $6.00             $8.24
           Number of Accumulation Units
              Outstanding at End of Period            445,959          218,083            19,682

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                         $9.35
           Number of Accumulation Units
              Outstanding at End of Period            812,145

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.15            $9.40            $10.00 (4)
           AUV at End of Period                        $10.01            $7.15             $9.40
           Number of Accumulation Units
              Outstanding at End of Period          1,694,421          374,258            47,995

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                   $4.07            $5.37             $8.55            $10.00 (3)
           AUV at End of Period                         $5.55            $4.07             $5.37             $8.55
           Number of Accumulation Units
              Outstanding at End of Period          2,042,525          636,058           320,126            28,074

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during April 2003
  (2)  Fund First Available during May 2000          (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 2000      (12)  Fund First Available during August 2003
  (4)  Fund First Available during May 2001          (13)  Fund First Available during September 2003
  (5)  Fund First Available during November 2001     (14)  Fund First Available during October 2003
  (6)  Fund First Available during December 2001     (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 2002          (16)  Fund First Available during December 2003
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

                                               2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period           $7.29       $10.98       $10.00 (2)
        AUV at End of Period                 $9.82        $7.29       $10.98
        Number of Accumulation Units
           Outstanding at End of            19,072        2,381           --
           Period

Access - 131789
                                      A47

                                               2003         2002         2001
                                           -------------------------------------
  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period          $10.00 (9)
        AUV at End of Period                $13.80
        Number of Accumulation Units
           Outstanding at End of               703
           Period

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period           $7.77        $9.57 (4)
        AUV at End of Period                 $9.91        $7.77
        Number of Accumulation Units
           Outstanding at End of            58,993        9,459
           Period

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period           $6.32        $9.25 (4)
        AUV at End of Period                 $8.21        $6.32
        Number of Accumulation Units
           Outstanding at End of            63,067        7,613
           Period

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period           $9.50       $14.19       $16.41 (1)
        AUV at End of Period                $13.43        $9.50       $14.19
        Number of Accumulation Units
           Outstanding at End of             2,798          431           32
           Period

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period           $9.72       $14.17       $16.21 (1)
        AUV at End of Period                $15.92        $9.72       $14.17
        Number of Accumulation Units
           Outstanding at End of               220           --           --
           Period

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.75
        Number of Accumulation Units
           Outstanding at End of            72,592
           Period

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.97
        Number of Accumulation Units
           Outstanding at End of            63,213
           Period

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $11.60
        Number of Accumulation Units
           Outstanding at End of            17,513
           Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period           $7.41        $9.91       $10.53 (1)
        AUV at End of Period                 $9.93        $7.41        $9.91
        Number of Accumulation Units
           Outstanding at End of             6,646          686           --
           Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period          $13.02       $16.64       $19.44 (1)
        AUV at End of Period                $17.40       $13.02       $16.64
        Number of Accumulation Units
           Outstanding at End of               822           --           --
           Period

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period          $12.64       $17.28       $17.66 (1)
        AUV at End of Period                $17.39       $12.64       $17.28
        Number of Accumulation Units
           Outstanding at End of             4,336        1,453           --
           Period

  ING DEVELOPING WORLD
        AUV at Beginning of Period           $6.07        $6.93        $7.35 (1)
        AUV at End of Period                 $8.72        $6.07        $6.93
        Number of Accumulation Units
           Outstanding at End of               928           --           --
           Period

Access - 131789
                                      A48

                                               2003         2002         2001
                                           -------------------------------------
  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period          $14.32       $17.61       $19.31 (1)
        AUV at End of Period                $17.59       $14.32       $17.61
        Number of Accumulation Units
           Outstanding at End of            15,780        5,517           --
           Period

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period           $7.14        $9.03        $9.47 (1)
        AUV at End of Period                 $9.35        $7.14        $9.03
        Number of Accumulation Units
           Outstanding at End of               635        1,419           --
           Period

  ING GET FUND -- SERIES T
        AUV at Beginning of Period          $10.06       $10.00
        AUV at End of Period                $10.39       $10.06
        Number of Accumulation Units
           Outstanding at End of           269,373      402,294
           Period

  ING GET FUND -- SERIES U
        AUV at Beginning of Period           $9.99       $10.00
        AUV at End of Period                $10.49
        Number of Accumulation Units
           Outstanding at End of           415,852           --
           Period

  ING GET FUND -- SERIES V
        AUV at Beginning of Period          $10.00 (5)
        AUV at End of Period                 $9.69
        Number of Accumulation Units
           Outstanding at End of           917,111
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period          $10.00 (5)
        AUV at End of Period                $10.22
        Number of Accumulation Units
           Outstanding at End of           569,199
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 2
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.02
        Number of Accumulation Units
           Outstanding at End of           267,014
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 3
        AUV at Beginning of Period          $10.00 (10)
        AUV at End of Period                 $9.99
        Number of Accumulation Units
           Outstanding at End of             2,302
           Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period           $4.61        $7.59       $10.00 (1)
        AUV at End of Period                 $6.37        $4.61        $7.59
        Number of Accumulation Units
           Outstanding at End of             6,815           --           --
           Period

  ING HARD ASSETS
        AUV at Beginning of Period          $12.98       $13.14       $15.45 (1)
        AUV at End of Period                $19.38       $12.98       $13.14
        Number of Accumulation Units
           Outstanding at End of             2,426           --           --
           Period

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period           $6.95        $8.45        $9.82 (3)
        AUV at End of Period                 $8.80        $6.95        $8.45
        Number of Accumulation Units
           Outstanding at End of             2,824           --           --
           Period

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period           $6.96        $8.81        $9.65 (1)
        AUV at End of Period                 $8.37        $6.96        $8.81
        Number of Accumulation Units
           Outstanding at End of            26,957        5,288           --
           Period

Access - 131789
                                      A49

                                               2003         2002         2001
                                           -------------------------------------
  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period           $6.00        $8.27        $8.98 (1)
        AUV at End of Period                 $8.85        $6.00        $8.27
        Number of Accumulation Units
           Outstanding at End of             2,108           --           --
           Period

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period          $14.17       $20.43       $23.18 (1)
        AUV at End of Period                $18.22       $14.17       $20.43
        Number of Accumulation Units
           Outstanding at End of                98           --           --
           Period

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $11.85
        Number of Accumulation Units
           Outstanding at End of             8,655
           Period

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period           $7.82       $10.00 (4)
        AUV at End of Period                $10.29        $7.82
        Number of Accumulation Units
           Outstanding at End of            26,587        2,108
           Period

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period           $8.19       $10.00 (4)
        AUV at End of Period                $10.54        $8.19
        Number of Accumulation Units
           Outstanding at End of            20,511          467
           Period

  ING LIMITED MATURITY BOND
        AUV at Beginning of Period          $18.62       $17.71       $17.02 (1)
        AUV at End of Period                $18.78       $18.62       $17.71
        Number of Accumulation Units
           Outstanding at End of             1,045        6,405          994
           Period

  ING LIQUID ASSETS
        AUV at Beginning of Period          $14.64       $14.72       $14.61 (1)
        AUV at End of Period                $14.46       $14.64       $14.72
        Number of Accumulation Units
           Outstanding at End of            66,946       19,321           92
           Period

  ING MARSICO GROWTH
        AUV at Beginning of Period          $10.13       $14.66       $19.14 (1)
        AUV at End of Period                $13.18       $10.13       $14.66
        Number of Accumulation Units
           Outstanding at End of             7,966        1,801           30
           Period

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period           $8.34       $10.00 (4)
        AUV at End of Period                $10.73        $8.34
        Number of Accumulation Units
           Outstanding at End of               328           --
           Period

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period              --       $10.00 (4)
        AUV at End of Period                 $9.89
        Number of Accumulation Units
           Outstanding at End of               -0-           --
           Period

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period          $15.35       $30.58       $39.64 (1)
        AUV at End of Period                $20.94       $15.35       $30.58
        Number of Accumulation Units
           Outstanding at End of             2,196        1,308           15
           Period

  ING MFS RESEARCH
        AUV at Beginning of Period          $14.45       $19.62       $23.34 (1)
        AUV at End of Period                $17.65       $14.45       $19.62
        Number of Accumulation Units
           Outstanding at End of            12,028        1,027           23
           Period

Access - 131789
                                      A50

                                               2003         2002         2001
                                           -------------------------------------
  ING MFS TOTAL RETURN
        AUV at Beginning of Period          $18.37       $19.74       $20.20 (1)
        AUV at End of Period                $21.02       $18.37       $19.74
        Number of Accumulation Units
           Outstanding at End of            50,717       19,958          470
           Period

  ING PIMCO CORE BOND
        AUV at Beginning of Period          $12.13       $11.39       $10.99 (1)
        AUV at End of Period                $12.46       $12.13       $11.39
        Number of Accumulation Units
           Outstanding at End of           105,747       32,108           --
           Period

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.79
        Number of Accumulation Units
           Outstanding at End of             5,105
           Period

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period           $8.41       $11.53       $12.25 (1)
        AUV at End of Period                $11.45        $8.41       $11.53
        Number of Accumulation Units
           Outstanding at End of            16,669        3,105          778
           Period

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period           $7.94       $10.52       $11.49 (1)
        AUV at End of Period                $10.22        $7.94       $10.52
        Number of Accumulation Units
           Outstanding at End of             6,274        2,596          847
           Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period          $25.83       $26.21       $26.07 (1)
        AUV at End of Period                $31.72       $25.83       $26.21
        Number of Accumulation Units
           Outstanding at End of            16,339       12,095           --
           Period

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period          $18.90       $22.20       $22.61 (1)
        AUV at End of Period                $23.19       $18.90       $22.20
        Number of Accumulation Units
           Outstanding at End of             3,253          193           --
           Period

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period           $7.79       $10.00 (4)
        AUV at End of Period                 $9.45        $7.79
        Number of Accumulation Units
           Outstanding at End of             1,570           --
           Period

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period           $8.81       $10.00 (4)
        AUV at End of Period                $10.91
        Number of Accumulation Units
           Outstanding at End of             4,280           --
           Period

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period          $17.26       $20.64       $21.93 (1)
        AUV at End of Period                $21.63       $17.26       $20.64
        Number of Accumulation Units
           Outstanding at End of             2,913          835           23
           Period

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period          $25.92       $26.39       $24.63 (1)
        AUV at End of Period                $35.01       $25.92       $26.39
        Number of Accumulation Units
           Outstanding at End of             1,917          696           --
           Period

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period              --       $10.00 (4)
        AUV at End of Period                $11.03
        Number of Accumulation Units
           Outstanding at End of               -0-           --
           Period

Access - 131789
                                      A51

                                               2003         2002         2001
                                           -------------------------------------
  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period              --        $7.76       $10.11 (1)
        AUV at End of Period                 $6.77                     $7.76
        Number of Accumulation Units
           Outstanding at End of                             --           --
           Period

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period           $7.18 (6)
        AUV at End of Period                 $8.86
        Number of Accumulation Units
           Outstanding at End of            74,850
           Period

  ING VP INDEX PLUS MID CAP
        AUV at Beginning of Period           $8.49 (9)
        AUV at End of Period                $10.99
        Number of Accumulation Units
           Outstanding at End of            52,557
           Period

  ING VP INDEX PLUS SMALL CAP
        AUV at Beginning of Period           $8.55 (9)
        AUV at End of Period                $11.38
        Number of Accumulation Units
           Outstanding at End of            37,589
           Period

  ING VP MAGNACAP
        AUV at Beginning of Period           $7.04        $9.32       $10.11 (1)
        AUV at End of Period                 $9.02        $7.04        $9.32
        Number of Accumulation Units
           Outstanding at End of            16,409           --           --
           Period

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period           $4.58        $8.30       $10.01 (1)
        AUV at End of Period                 $6.21        $4.58        $8.30
        Number of Accumulation Units
           Outstanding at End of             5,697          345           --
           Period

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period           $5.13        $6.96        $8.35 (1)
        AUV at End of Period                 $6.50        $5.13        $6.96
        Number of Accumulation Units
           Outstanding at End of             3,247        1,003           --
           Period

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period           $7.59       $10.25       $10.00 (2)
        AUV at End of Period                 $9.51        $7.59       $10.25
        Number of Accumulation Units
           Outstanding at End of             9,822        2,088           --
           Period

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period           $8.41       $10.00 (4)
        AUV at End of Period                $10.61        $8.41
        Number of Accumulation Units
           Outstanding at End of             6,530          758
           Period

  INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period           $7.79        $9.34       $10.00 (2)
        AUV at End of Period                 $9.90        $7.79        $9.34
        Number of Accumulation Units
           Outstanding at End of             7,391          667           --
           Period

  INVESCO VIF UTILITIES
        AUV at Beginning of Period           $6.32        $8.09       $10.00 (2)
        AUV at End of Period                 $7.28        $6.32        $8.09
        Number of Accumulation Units
           Outstanding at End of            10,109        2,188           --
           Period

  JENNISON PORTFOLIO
        AUV at Beginning of Period           $4.21        $6.24        $7.20 (1)
        AUV at End of Period                 $5.35        $4.21        $6.24
        Number of Accumulation Units
           Outstanding at End of             3,603        5,385           --
           Period

Access - 131789
                                      A52

                                               2003         2002         2001
                                           -------------------------------------
  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period           $9.59        $9.90        $9.83 (1)
        AUV at End of Period                $11.55        $9.59        $9.90
        Number of Accumulation Units
           Outstanding at End of            57,614        4,447           --
           Period

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period              --       $10.03       $11.01 (1)
        AUV at End of Period                $10.03                    $10.03
        Number of Accumulation Units
           Outstanding at End of               -0-           --           --
           Period

  PIONEER FUND VCT
        AUV at Beginning of Period           $7.41        $9.36       $10.00 (2)
        AUV at End of Period                 $8.97        $7.41        $9.36
        Number of Accumulation Units
           Outstanding at End of            37,110        6,687           --
           Period

  PIONEER MID CAP VALUE
        AUV at Beginning of Period           $9.30       $10.71       $10.00 (2)
        AUV at End of Period                $12.50        $9.30       $10.71
        Number of Accumulation Units
           Outstanding at End of             9,137           --           --
           Period

  PROFUND VP BULL
        AUV at Beginning of Period           $6.61        $8.86       $10.00 (1)
        AUV at End of Period                 $8.13        $6.61        $8.86
        Number of Accumulation Units
           Outstanding at End of               705          305           --
           Period

  PROFUND VP EUROPE 30
        AUV at Beginning of Period           $5.99        $8.24       $10.05 (1)
        AUV at End of Period                 $8.15        $5.99        $8.24
        Number of Accumulation Units
           Outstanding at End of             2,410           --           --
           Period

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period          $10.00 (8)
        AUV at End of Period                 $9.35
        Number of Accumulation Units
           Outstanding at End of             2,001
           Period

  PROFUND VP SMALL CAP
        AUV at Beginning of Period           $7.14        $9.39       $10.00 (1)
        AUV at End of Period                $10.00        $7.14        $9.39
        Number of Accumulation Units
           Outstanding at End of            15,408           --           --
           Period

  SP JENNISON INT. GROWTH
        AUV at Beginning of Period           $4.06        $5.37        $7.30 (1)
        AUV at End of Period                 $5.54        $4.06        $5.37
        Number of Accumulation Units
           Outstanding at End of             8,883        3,559           --
           Period

  FOOTNOTES
    (1)  Fund First Available during May 2001
    (2)  Fund First Available during November 2001
    (3)  Fund First Available during December 2001
    (4)  Fund First Available during May 2002
    (5)  Fund First Available during June 2003
    (6)  Fund First Available during August 2003
    (7)  Fund First Available during September 2003
    (8)  Fund First Available during October 2003
    (9)  Fund First Available during November 2003
   (10)  Fund First Available during December 2003

Access - 131789
                                      A53

                                               2003         2002         2001
                                           -------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.28       $10.98       $10.00 (2)
      AUV at End of Period                   $9.80        $7.28       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       29,802       36,436          270

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.79
      Number of Accumulation Units
         Outstanding at End of Period       10,255

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.76        $9.56 (4)
      AUV at End of Period                   $9.88        $7.76
      Number of Accumulation Units
         Outstanding at End of Period       58,675       18,936

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.31        $9.24 (4)
      AUV at End of Period                   $8.19        $6.31
      Number of Accumulation Units
         Outstanding at End of Period       79,104        4,842

  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.43       $14.10       $16.32 (1)
      AUV at End of Period                  $13.32        $9.43       $14.10
      Number of Accumulation Units
         Outstanding at End of Period       28,481       22,032        9,284

  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.66       $14.09       $16.13 (1)
      AUV at End of Period                  $15.80        $9.66       $14.09
      Number of Accumulation Units
         Outstanding at End of Period       81,203       30,975       13,857

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.75
      Number of Accumulation Units
         Outstanding at End of Period       69,135

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.97
      Number of Accumulation Units
         Outstanding at End of Period       34,592

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.59
      Number of Accumulation Units
         Outstanding at End of Period        9,590

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.39        $9.89       $10.52 (1)
      AUV at End of Period                   $9.89        $7.39        $9.89
      Number of Accumulation Units
         Outstanding at End of Period      241,597      153,495       64,872

  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.89       $16.48       $19.28 (1)
      AUV at End of Period                  $17.21       $12.89       $16.48
      Number of Accumulation Units
         Outstanding at End of Period       64,806       44,003       24,750

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.55       $17.18       $17.56 (1)
      AUV at End of Period                  $17.25       $12.55       $17.18
      Number of Accumulation Units
         Outstanding at End of Period       72,311       61,290       28,016

Access - 131789
                                      A54

                                               2003         2002         2001
                                           -------------------------------------
  ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.04        $6.90        $7.33 (1)
      AUV at End of Period                   $8.67        $6.04        $6.90
      Number of Accumulation Units
         Outstanding at End of Period       55,208       45,609       32,140

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $14.21       $17.49       $19.19 (1)
      AUV at End of Period                  $17.43       $14.21       $17.49
      Number of Accumulation Units
         Outstanding at End of Period       34,620       20,452       15,882

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.12        $9.02        $9.47 (1)
      AUV at End of Period                   $9.32        $7.12        $9.02
      Number of Accumulation Units
         Outstanding at End of Period       98,923       78,294       30,405

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.60        $7.58       $10.00 (1)
      AUV at End of Period                   $6.35        $4.60        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       87,869       41,859        9,038

  ING HARD ASSETS
      AUV at Beginning of Period            $12.80       $12.96       $15.25 (1)
      AUV at End of Period                  $19.09       $12.80       $12.96
      Number of Accumulation Units
         Outstanding at End of Period       17,930       23,532        8,523

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.90        $8.40        $9.77 (3)
      AUV at End of Period                   $8.73        $6.90        $8.40
      Number of Accumulation Units
         Outstanding at End of Period       19,122        8,795           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.95        $8.80        $9.64 (1)
      AUV at End of Period                   $8.34        $6.95        $8.80
      Number of Accumulation Units
         Outstanding at End of Period      149,704      132,024       41,232

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.99        $8.25        $8.97 (1)
      AUV at End of Period                   $8.82        $5.99        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       18,885       13,630        7,008

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $14.02       $20.23       $22.97 (1)
      AUV at End of Period                  $18.01       $14.02       $20.23
      Number of Accumulation Units
         Outstanding at End of Period       39,321       41,942       17,631

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.85
      Number of Accumulation Units
         Outstanding at End of Period        3,444

  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.81       $10.00 (4)
      AUV at End of Period                  $10.27        $7.81
      Number of Accumulation Units
         Outstanding at End of Period       38,873        5,346

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.19       $10.00 (4)
      AUV at End of Period                  $10.52        $8.19
      Number of Accumulation Units
         Outstanding at End of Period       14,401        1,613

Access - 131789
                                      A55

                                               2003         2002         2001
                                           -------------------------------------
  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.36       $17.48       $16.81 (1)
      AUV at End of Period                  $18.49       $18.36       $17.48
      Number of Accumulation Units
         Outstanding at End of Period       87,178      115,925       33,099

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.43       $14.53       $14.43 (1)
      AUV at End of Period                  $14.24       $14.43       $14.53
      Number of Accumulation Units
         Outstanding at End of Period      232,021      327,509      329,210

  ING MARSICO GROWTH
      AUV at Beginning of Period            $10.06       $14.58       $19.04 (1)
      AUV at End of Period                  $13.07       $10.06       $14.58
      Number of Accumulation Units
         Outstanding at End of Period      147,726       60,337       37,525

  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                  $10.71        $8.33
      Number of Accumulation Units
         Outstanding at End of Period        8,599        5,396

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.94       $10.00 (4)
      AUV at End of Period                   $9.87        $7.94
      Number of Accumulation Units
         Outstanding at End of Period        1,086           --

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $15.22       $30.36       $39.38 (1)
      AUV at End of Period                  $20.75       $15.22       $30.36
      Number of Accumulation Units
         Outstanding at End of Period       80,454       59,471       32,214

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.33       $19.48       $23.19 (1)
      AUV at End of Period                  $17.49       $14.33       $19.48
      Number of Accumulation Units
         Outstanding at End of Period       51,558       52,294       25,925

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $18.21       $19.59       $20.07 (1)
      AUV at End of Period                  $20.83       $18.21       $19.59
      Number of Accumulation Units
         Outstanding at End of Period      156,989      108,560       48,787

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $12.03       $11.30       $10.92 (1)
      AUV at End of Period                  $12.35       $12.03       $11.30
      Number of Accumulation Units
         Outstanding at End of Period      151,480      134,070       45,492

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.79
      Number of Accumulation Units
         Outstanding at End of Period        1,223

  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.39       $11.50       $12.23 (1)
      AUV at End of Period                  $11.41        $8.39       $11.50
      Number of Accumulation Units
         Outstanding at End of Period      204,499      186,269      101,330

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.92       $10.49       $11.48 (1)
      AUV at End of Period                  $10.18        $7.92       $10.49
      Number of Accumulation Units
         Outstanding at End of Period       46,270       88,534       50,349

Access - 131789
                                      A56

                                               2003         2002         2001
                                           -------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.46       $25.87       $25.75 (1)
      AUV at End of Period                  $31.24       $25.46       $25.87
      Number of Accumulation Units
         Outstanding at End of Period      163,215      122,476       43,670

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.63       $21.91       $22.33 (1)
      AUV at End of Period                  $22.84       $18.63       $21.91
      Number of Accumulation Units
         Outstanding at End of Period       94,965       69,736       27,313

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.16 (8)
      AUV at End of Period                   $8.27
      Number of Accumulation Units
         Outstanding at End of Period       40,435

  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $9.43
      Number of Accumulation Units
         Outstanding at End of Period        5,115           --

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.81       $10.00 (4)
      AUV at End of Period                  $10.89        $8.81
      Number of Accumulation Units
         Outstanding at End of Period       14,218        5,968

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $17.09       $20.47       $21.76 (1)
      AUV at End of Period                  $21.41       $17.09       $20.47
      Number of Accumulation Units
         Outstanding at End of Period       52,462       40,928       20,784

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.56       $26.04       $24.32 (1)
      AUV at End of Period                  $34.48       $25.56       $26.04
      Number of Accumulation Units
         Outstanding at End of Period       40,493       28,955        8,514

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.60       $10.00 (4)
      AUV at End of Period                  $11.01       $10.60
      Number of Accumulation Units
         Outstanding at End of Period       61,348        9,277

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.20        $7.76       $10.11 (1)
      AUV at End of Period                   $6.75        $5.20        $7.76
      Number of Accumulation Units
         Outstanding at End of Period       14,496        4,918        6,308

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period        9,730

  ING VP MAGNACAP
      AUV at Beginning of Period             $7.02        $9.31       $10.11 (1)
      AUV at End of Period                   $8.99        $7.02        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       13,071       18,132       11,483

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.57        $8.30       $10.01 (1)
      AUV at End of Period                   $6.19        $4.57        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       66,684       54,433       21,418

Access - 131789
                                      A57

                                               2003         2002         2001
                                           -------------------------------------
  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.12        $6.95        $8.34 (1)
      AUV at End of Period                   $6.47        $5.12        $6.95
      Number of Accumulation Units
         Outstanding at End of Period       72,812       39,021       30,234

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.58       $10.24       $10.00 (2)
      AUV at End of Period                   $9.49        $7.58       $10.24
      Number of Accumulation Units
         Outstanding at End of Period       60,165       15,338          332

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.40       $10.00 (4)
      AUV at End of Period                  $10.59        $8.40
      Number of Accumulation Units
         Outstanding at End of Period       17,964        3,612

  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.78        $9.34       $10.00 (2)
      AUV at End of Period                   $9.88        $7.78        $9.34
      Number of Accumulation Units
         Outstanding at End of Period       70,712       36,848           --

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.31        $8.08       $10.00 (2)
      AUV at End of Period                   $7.26        $6.31        $8.08
      Number of Accumulation Units
         Outstanding at End of Period        9,527          814           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.20        $6.23        $7.19 (1)
      AUV at End of Period                   $5.33        $4.20        $6.23
      Number of Accumulation Units
         Outstanding at End of Period       18,949       22,367       21,785

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.54        $9.86        $9.80 (1)
      AUV at End of Period                  $11.48        $9.54        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      394,260      186,396       54,726

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.80        $9.99       $10.97 (1)
      AUV at End of Period                   $9.97        $7.80        $9.99
      Number of Accumulation Units
         Outstanding at End of Period       14,235       24,969       10,158

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.40        $9.36       $10.00 (2)
      AUV at End of Period                   $8.95        $7.40        $9.36
      Number of Accumulation Units
         Outstanding at End of Period        9,957        8,141           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.29       $10.70       $10.00 (2)
      AUV at End of Period                  $12.48        $9.29       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       50,383       28,194          660

  PROFUND VP BULL
      AUV at Beginning of Period             $6.59        $8.86       $10.00 (1)
      AUV at End of Period                   $8.11        $6.59        $8.86
      Number of Accumulation Units
         Outstanding at End of Period       75,931       29,583        5,613

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.98        $8.23       $10.05 (1)
      AUV at End of Period                   $8.13        $5.98        $8.23
      Number of Accumulation Units
         Outstanding at End of Period      163,248        8,144       15,188

Access - 131789
                                      A58

                                               2003         2002         2001
                                           -------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.35
      Number of Accumulation Units
         Outstanding at End of Period        4,760

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.13        $9.39       $10.00 (1)
      AUV at End of Period                   $9.97        $7.13        $9.39
      Number of Accumulation Units
         Outstanding at End of Period      132,957        7,373       12,960

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.05        $5.36        $7.29 (1)
      AUV at End of Period                   $5.53        $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       60,765       34,977       11,906

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

                                              2003         2002        2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period            $7.28       $10.98      $10.00 (2)
        AUV at End of Period                  $9.79        $7.28      $10.98
        Number of Accumulation Units
           Outstanding at End of Period     194,283       11,618          --

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period           $10.00 (9)
        AUV at End of Period                 $13.79
        Number of Accumulation Units
           Outstanding at End of Period     219,203

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period            $7.75        $9.56 (4)
        AUV at End of Period                  $9.87        $7.75
        Number of Accumulation Units
           Outstanding at End of Period     448,420       54,904

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period            $6.31        $9.24 (4)
        AUV at End of Period                  $8.18        $6.31
        Number of Accumulation Units
           Outstanding at End of Period     875,428      107,165

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period            $9.40       $14.05      $16.27 (1)
        AUV at End of Period                 $13.26        $9.40      $14.05
        Number of Accumulation Units
           Outstanding at End of Period     224,903       63,802      21,990

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period            $9.62       $14.05      $16.08 (1)
        AUV at End of Period                 $15.74        $9.62      $14.05
        Number of Accumulation Units
           Outstanding at End of Period     439,259      184,179      63,924

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.75
        Number of Accumulation Units
           Outstanding at End of Period     882,976

Access - 131789
                                      A59

                                              2003         2002        2001
                                           -------------------------------------
  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.96
        Number of Accumulation Units
           Outstanding at End of Period     709,118

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $11.59
        Number of Accumulation Units
           Outstanding at End of Period     296,661

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period            $7.37        $9.88      $10.51 (1)
        AUV at End of Period                  $9.87        $7.37       $9.88
        Number of Accumulation Units
           Outstanding at End of Period   2,105,769      916,295     261,939

  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period           $12.82       $16.41      $19.19 (1)
        AUV at End of Period                 $17.11       $12.82      $16.41
        Number of Accumulation Units
           Outstanding at End of Period     451,642      210,411      72,320

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period           $12.50       $17.12      $17.51 (1)
        AUV at End of Period                 $17.18       $12.50      $17.12
        Number of Accumulation Units
           Outstanding at End of Period     734,792      350,649      77,139

  ING DEVELOPING WORLD
        AUV at Beginning of Period            $6.02        $6.89       $7.32 (1)
        AUV at End of Period                  $8.64        $6.02       $6.89
        Number of Accumulation Units
           Outstanding at End of Period     251,031       87,622      52,358

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period           $14.15       $17.43      $19.13 (1)
        AUV at End of Period                 $17.35       $14.15      $17.43
        Number of Accumulation Units
           Outstanding at End of Period     228,990      131,099      34,231

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period            $7.12        $9.01       $9.46 (1)
        AUV at End of Period                  $9.30        $7.12       $9.01
        Number of Accumulation Units
           Outstanding at End of Period     724,929      492,026      76,525

  ING GET FUND -- SERIES V
        AUV at Beginning of Period           $10.00 (5)
        AUV at End of Period                  $9.68
        Number of Accumulation Units
           Outstanding at End of Period     108,973

  ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period           $10.00 (5)
        AUV at End of Period                 $10.21
        Number of Accumulation Units
           Outstanding at End of Period      17,037

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period            $4.59        $7.58      $10.00 (1)
        AUV at End of Period                  $6.34        $4.59       $7.58
        Number of Accumulation Units
           Outstanding at End of Period     305,817      141,023      23,594

  ING HARD ASSETS
        AUV at Beginning of Period           $12.71       $12.88      $15.16 (1)
        AUV at End of Period                 $18.94       $12.71      $12.88
        Number of Accumulation Units
           Outstanding at End of Period     147,526       43,248       2,531

Access - 131789
                                      A60

                                              2003         2002        2001
                                           -------------------------------------
  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period            $6.87        $8.37       $9.74 (3)
        AUV at End of Period                  $8.69        $6.87       $8.37
        Number of Accumulation Units
           Outstanding at End of Period     291,624      132,383       2,399

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period            $6.94        $8.79       $9.64 (1)
        AUV at End of Period                  $8.32        $6.94       $8.79
        Number of Accumulation Units
           Outstanding at End of Period     854,803      584,691     164,770

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period            $5.98        $8.25       $8.97 (1)
        AUV at End of Period                  $8.81        $5.98       $8.25
        Number of Accumulation Units
           Outstanding at End of Period     149,245       96,355      38,065

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period           $13.94       $20.13      $22.86 (1)
        AUV at End of Period                 $17.90       $13.94      $20.13
        Number of Accumulation Units
           Outstanding at End of Period     185,364      132,556      41,070

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $11.85
        Number of Accumulation Units
           Outstanding at End of Period      22,489

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period            $7.81       $10.00 (4)
        AUV at End of Period                 $10.26        $7.81
        Number of Accumulation Units
           Outstanding at End of Period     260,352       37,674

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period            $8.19       $10.00 (4)
        AUV at End of Period                 $10.51        $8.19
        Number of Accumulation Units
           Outstanding at End of Period     128,362        6,369

  ING LIMITED MATURITY BOND
        AUV at Beginning of Period           $18.23       $17.36      $16.70 (1)
        AUV at End of Period                 $18.35       $18.23      $17.36
        Number of Accumulation Units
           Outstanding at End of Period     390,766      187,662      63,527

  ING LIQUID ASSETS
        AUV at Beginning of Period           $14.33       $14.43      $14.34 (1)
        AUV at End of Period                 $14.13       $14.33      $14.43
        Number of Accumulation Units
           Outstanding at End of Period     735,857      514,409     261,606

  ING MARSICO GROWTH
        AUV at Beginning of Period           $10.02       $14.53      $18.99 (1)
        AUV at End of Period                 $13.02       $10.02      $14.53
        Number of Accumulation Units
           Outstanding at End of Period     845,399      311,442     126,140

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period            $8.33       $10.00 (4)
        AUV at End of Period                 $10.70        $8.33
        Number of Accumulation Units
           Outstanding at End of Period      99,430       15,878

Access - 131789
                                      A61

                                              2003         2002        2001
                                           -------------------------------------
  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period            $7.94       $10.00 (4)
        AUV at End of Period                  $9.86        $7.94
        Number of Accumulation Units
           Outstanding at End of Period      38,135        8,896

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period           $15.16       $30.25      $39.25 (1)
        AUV at End of Period                 $20.65       $15.16      $30.25
        Number of Accumulation Units
           Outstanding at End of Period     527,276      309,801      93,233

  ING MFS RESEARCH
        AUV at Beginning of Period           $14.27       $19.40      $23.11 (1)
        AUV at End of Period                 $17.41       $14.27      $19.40
        Number of Accumulation Units
           Outstanding at End of Period     360,253      215,283      85,348

  ING MFS TOTAL RETURN
        AUV at Beginning of Period           $18.14       $19.52      $20.00 (1)
        AUV at End of Period                 $20.73       $18.14      $19.52
        Number of Accumulation Units
           Outstanding at End of Period   1,114,951      687,305     203,036

  ING PIMCO CORE BOND
        AUV at Beginning of Period           $11.98       $11.26      $10.88 (1)
        AUV at End of Period                 $12.29       $11.98      $11.26
        Number of Accumulation Units
           Outstanding at End of Period   1,262,012      836,451     221,684

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.79
        Number of Accumulation Units
           Outstanding at End of Period     109,745

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period            $8.37       $11.49      $12.23 (1)
        AUV at End of Period                 $11.38        $8.37      $11.49
        Number of Accumulation Units
           Outstanding at End of Period   1,445,599      892,250     225,937

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period            $7.91       $10.48      $11.47 (1)
        AUV at End of Period                 $10.16        $7.91      $10.48
        Number of Accumulation Units
           Outstanding at End of Period     474,812      294,204     136,482

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period           $25.28       $25.70      $25.59 (1)
        AUV at End of Period                 $31.00       $25.28      $25.70
        Number of Accumulation Units
           Outstanding at End of Period     998,381      442,657      92,605

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period           $18.50       $21.77      $22.19 (1)
        AUV at End of Period                 $22.67       $18.50      $21.77
        Number of Accumulation Units
           Outstanding at End of Period     860,125      425,112     107,272

  ING UBS U.S. BALANCED
        AUV at Beginning of Period            $7.15 (9)
        AUV at End of Period                  $8.26
        Number of Accumulation Units
           Outstanding at End of Period     294,927

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period            $7.78       $10.00 (4)
        AUV at End of Period                  $9.42        $7.78
        Number of Accumulation Units
           Outstanding at End of Period     138,420       10,422

Access - 131789
                                      A62

                                              2003         2002        2001
                                           -------------------------------------
  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period            $8.80       $10.00 (4)
        AUV at End of Period                 $10.88        $8.80
        Number of Accumulation Units
           Outstanding at End of Period     200,135       40,258

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period           $17.01       $20.39      $21.68 (1)
        AUV at End of Period                 $21.30       $17.01      $20.39
        Number of Accumulation Units
           Outstanding at End of Period     424,242      180,352      51,722

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period           $25.38       $25.87      $24.17 (1)
        AUV at End of Period                 $34.22       $25.38      $25.87
        Number of Accumulation Units
           Outstanding at End of Period     182,707       77,757       7,350

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period           $10.59       $10.00 (4)
        AUV at End of Period                 $11.00       $10.59
        Number of Accumulation Units
           Outstanding at End of Period     182,945       20,543

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period            $5.20        $7.75      $10.11 (1)
        AUV at End of Period                  $6.74        $5.20       $7.75
        Number of Accumulation Units
           Outstanding at End of Period     137,234       68,491       6,269

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period           $10.00 (6)
        AUV at End of Period                  $8.82
        Number of Accumulation Units
           Outstanding at End of Period     247,476

  ING VP MAGNACAP
        AUV at Beginning of Period            $7.02        $9.31      $10.11 (1)
        AUV at End of Period                  $8.98        $7.02       $9.31
        Number of Accumulation Units
           Outstanding at End of Period      60,421       41,229      10,474

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period            $4.57        $8.29      $10.01 (1)
        AUV at End of Period                  $6.19        $4.57       $8.29
        Number of Accumulation Units
           Outstanding at End of Period     521,035      249,714      45,115

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period            $5.11        $6.94       $8.34 (1)
        AUV at End of Period                  $6.46        $5.11       $6.94
        Number of Accumulation Units
           Outstanding at End of Period     252,106      138,853      46,282

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period            $7.57       $10.24      $10.00 (2)
        AUV at End of Period                  $9.47        $7.57      $10.24
        Number of Accumulation Units
           Outstanding at End of Period     324,507      151,077         466

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period            $8.40       $10.00 (4)
        AUV at End of Period                 $10.58        $8.40
        Number of Accumulation Units
           Outstanding at End of Period     125,871       40,592

  INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period            $7.78        $9.33      $10.00 (2)
        AUV at End of Period                  $9.87        $7.78       $9.33
        Number of Accumulation Units
           Outstanding at End of Period     144,891       84,291       3,260

Access - 131789
                                       A63

                                              2003         2002        2001
                                           -------------------------------------
  INVESCO VIF UTILITIES
        AUV at Beginning of Period            $6.30        $8.08      $10.00 (2)
        AUV at End of Period                  $7.25        $6.30       $8.08
        Number of Accumulation Units
           Outstanding at End of Period     131,724       52,671          --

  JENNISON PORTFOLIO
        AUV at Beginning of Period            $4.19        $6.22       $7.19 (1)
        AUV at End of Period                  $5.32        $4.19       $6.22
        Number of Accumulation Units
           Outstanding at End of Period     449,625      265,344      70,772

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period            $9.52        $9.84       $9.79 (1)
        AUV at End of Period                 $11.45        $9.52       $9.84
        Number of Accumulation Units
           Outstanding at End of Period   1,314,393      423,832     118,177

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period            $7.79        $9.97      $10.95 (1)
        AUV at End of Period                  $9.94        $7.79       $9.97
        Number of Accumulation Units
           Outstanding at End of Period     255,345      218,962      61,575

  PIONEER FUND VCT
        AUV at Beginning of Period            $7.39        $9.35      $10.00 (2)
        AUV at End of Period                  $8.94        $7.39       $9.35
        Number of Accumulation Units
           Outstanding at End of Period     342,392       57,294          --

  PIONEER MID CAP VALUE
        AUV at Beginning of Period            $9.29       $10.70      $10.00 (2)
        AUV at End of Period                 $12.46        $9.29      $10.70
        Number of Accumulation Units
           Outstanding at End of Period     732,031      145,463          --

  PROFUND VP BULL
        AUV at Beginning of Period            $6.59        $8.85      $10.00 (1)
        AUV at End of Period                  $8.10        $6.59       $8.85
        Number of Accumulation Units
           Outstanding at End of Period      83,177       23,783       1,814

  PROFUND VP EUROPE 30
        AUV at Beginning of Period            $5.98        $8.23      $10.05 (1)
        AUV at End of Period                  $8.12        $5.98       $8.23
        Number of Accumulation Units
           Outstanding at End of Period      67,213       17,650          --

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period           $10.00 (8)
        AUV at End of Period                  $9.34
        Number of Accumulation Units
           Outstanding at End of Period      26,719

  PROFUND VP SMALL CAP
        AUV at Beginning of Period            $7.13        $9.39      $10.00 (1)
        AUV at End of Period                  $9.96        $7.13       $9.39
        Number of Accumulation Units
           Outstanding at End of Period     255,439       68,579      12,110

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period            $4.05        $5.36       $7.29 (1)
        AUV at End of Period                  $5.52        $4.05       $5.36
        Number of Accumulation Units
           Outstanding at End of Period     640,197      156,994      86,394

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during June 2003

Access - 131789
                                      A64

  (6)  Fund First Available during August 2003
  (7)  Fund First Available during September 2003
  (8)  Fund First Available during October 2003
  (9)  Fund First Available during November 2003

                                              2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.27       $10.98       $10.00 (2)
      AUV at End of Period                   $9.77        $7.27       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       17,993        8,919          228

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.78
      Number of Accumulation Units
         Outstanding at End of Period       12,195

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.75        $9.56 (4)
      AUV at End of Period                   $9.86        $7.75
      Number of Accumulation Units
         Outstanding at End of Period      105,157       46,318

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.30        $9.24 (4)
      AUV at End of Period                   $8.17        $6.30
      Number of Accumulation Units
         Outstanding at End of Period      288,829       72,401

  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.36       $14.01       $16.23 (1)
      AUV at End of Period                  $13.21        $9.36       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       53,896       20,219       11,976
  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.59       $14.01       $16.04 (1)
      AUV at End of Period                  $15.67        $9.59       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       88,834       58,703       45,184

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.74
      Number of Accumulation Units
         Outstanding at End of Period       10,783

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.96
      Number of Accumulation Units
         Outstanding at End of Period        5,853

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.59
      Number of Accumulation Units
         Outstanding at End of Period          579

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.36        $9.87       $10.50 (1)
      AUV at End of Period                   $9.85        $7.36        $9.87
      Number of Accumulation Units
         Outstanding at End of Period      293,879      190,461       82,699

Access - 131789
                                      A65

                                              2003         2002         2001
                                           -------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.75       $16.33       $19.11 (1)
      AUV at End of Period                  $17.01       $12.75       $16.33
      Number of Accumulation Units
         Outstanding at End of Period       83,078       59,805       32,608

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.46       $17.07       $17.47 (1)
      AUV at End of Period                  $17.11       $12.46       $17.07
      Number of Accumulation Units
         Outstanding at End of Period       90,553       54,702       21,559

  ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.01        $6.87        $7.30 (1)
      AUV at End of Period                   $8.62        $6.01        $6.87
      Number of Accumulation Units
         Outstanding at End of Period       22,800       14,127        9,241

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $14.09       $17.36       $19.07 (1)
      AUV at End of Period                  $17.27       $14.09       $17.36
      Number of Accumulation Units
         Outstanding at End of Period       27,223       19,840        7,195

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.11        $9.01        $9.46 (1)
      AUV at End of Period                   $9.28        $7.11        $9.01
      Number of Accumulation Units
         Outstanding at End of Period      119,998       74,631       17,789

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.59        $7.58       $10.00 (1)
      AUV at End of Period                   $6.33        $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       52,483       23,046       14,867

  ING HARD ASSETS
      AUV at Beginning of Period            $12.62       $12.79       $15.06 (1)
      AUV at End of Period                  $18.80       $12.62       $12.79
      Number of Accumulation Units
         Outstanding at End of Period       18,382       11,015        6,076

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.85        $8.35        $9.72 (3)
      AUV at End of Period                   $8.66        $6.85        $8.35
      Number of Accumulation Units
         Outstanding at End of Period       53,716       28,442           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.93        $8.79        $9.64 (1)
      AUV at End of Period                   $8.31        $6.93        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      159,409      103,609       26,573

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.97        $8.24        $8.97 (1)
      AUV at End of Period                   $8.79        $5.97        $8.24
      Number of Accumulation Units
         Outstanding at End of Period       35,657        7,583        5,305

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $13.87       $20.03       $22.76 (1)
      AUV at End of Period                  $17.79       $13.87       $20.03
      Number of Accumulation Units
         Outstanding at End of Period       35,728       34,166       10,853

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.84
      Number of Accumulation Units
         Outstanding at End of Period          326

Access - 131789
                                      A66

                                              2003         2002         2001
                                           -------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.81       $10.00 (4)
      AUV at End of Period                  $10.25        $7.81
      Number of Accumulation Units
         Outstanding at End of Period       24,074           47

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.18       $10.00 (4)
      AUV at End of Period                  $10.50        $8.18
      Number of Accumulation Units
         Outstanding at End of Period       20,181        4,137

  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.10       $17.25       $16.60 (1)
      AUV at End of Period                  $18.21       $18.10       $17.25
      Number of Accumulation Units
         Outstanding at End of Period      130,050      102,238       14,995

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.23       $14.34       $14.25 (1)
      AUV at End of Period                  $14.03       $14.23       $14.34
      Number of Accumulation Units
         Outstanding at End of Period      127,143      102,402      131,130

  ING MARSICO GROWTH
      AUV at Beginning of Period             $9.99       $14.49       $18.95 (1)
      AUV at End of Period                  $12.97        $9.99       $14.49
      Number of Accumulation Units
         Outstanding at End of Period      106,576       62,460       50,456

  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                  $10.69        $8.33
      Number of Accumulation Units
         Outstanding at End of Period      116,975       20,649

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.93       $10.00 (4)
      AUV at End of Period                   $9.86        $7.93
      Number of Accumulation Units
         Outstanding at End of Period        1,932          297

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $15.10       $30.14       $39.11 (1)
      AUV at End of Period                  $20.55       $15.10       $30.14
      Number of Accumulation Units
         Outstanding at End of Period       83,428       60,108       29,442

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.21       $19.33       $23.03 (1)
      AUV at End of Period                  $17.32       $14.21       $19.33
      Number of Accumulation Units
         Outstanding at End of Period       60,270       58,224       35,638

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $18.06       $19.45       $19.93 (1)
      AUV at End of Period                  $20.63       $18.06       $19.45
      Number of Accumulation Units
         Outstanding at End of Period      244,840      123,964       62,233

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.93       $11.22       $10.84 (1)
      AUV at End of Period                  $12.23       $11.93       $11.22
      Number of Accumulation Units
         Outstanding at End of Period      276,508      299,610       75,861

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.79
      Number of Accumulation Units
         Outstanding at End of Period        5,179

Access - 131789
                                      A67

                                              2003         2002         2001
                                           -------------------------------------
  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.36       $11.48       $12.22 (1)
      AUV at End of Period                  $11.36        $8.36       $11.48
      Number of Accumulation Units
         Outstanding at End of Period      155,281      142,958       31,699

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.89       $10.47       $11.46 (1)
      AUV at End of Period                  $10.14        $7.89       $10.47
      Number of Accumulation Units
         Outstanding at End of Period       46,480       33,194       16,003

  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.10       $25.53       $25.43 (1)
      AUV at End of Period                  $30.76       $25.10       $25.53
      Number of Accumulation Units
         Outstanding at End of Period      261,019      164,221       43,006

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.37       $21.62       $22.05 (1)
      AUV at End of Period                  $22.50       $18.37       $21.62
      Number of Accumulation Units
         Outstanding at End of Period      138,973       90,035       25,078

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.14 (8)
      AUV at End of Period                   $8.24
      Number of Accumulation Units
         Outstanding at End of Period       49,854

  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $9.42
      Number of Accumulation Units
         Outstanding at End of Period       11,021           --

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.80       $10.00 (4)
      AUV at End of Period                  $10.87        $8.80
      Number of Accumulation Units
         Outstanding at End of Period       18,945        1,758

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $16.93       $20.30       $21.59 (1)
      AUV at End of Period                  $21.19       $16.93       $20.30
      Number of Accumulation Units
         Outstanding at End of Period       93,569       38,925       13,112

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.20       $25.70       $24.02 (1)
      AUV at End of Period                  $33.96       $25.20       $25.70
      Number of Accumulation Units
         Outstanding at End of Period       34,934       17,947        6,621

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.59       $10.00 (4)
      AUV at End of Period                  $10.99       $10.59
      Number of Accumulation Units
         Outstanding at End of Period       29,781       45,162

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.19        $7.75       $10.11 (1)
      AUV at End of Period                   $6.73        $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       22,604       11,587        2,926

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.81
      Number of Accumulation Units
         Outstanding at End of Period       27,484

Access - 131789
                                      A68

                                              2003         2002         2001
                                           -------------------------------------
  ING VP MAGNACAP
      AUV at Beginning of Period             $7.01        $9.31       $10.11 (1)
      AUV at End of Period                   $8.97        $7.01        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       12,012       12,376        4,684

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.56        $8.29       $10.01 (1)
      AUV at End of Period                   $6.18        $4.56        $8.29
      Number of Accumulation Units
         Outstanding at End of Period       55,730       46,046        6,290

  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.10        $6.93        $8.33 (1)
      AUV at End of Period                   $6.45        $5.10        $6.93
      Number of Accumulation Units
         Outstanding at End of Period       61,656       57,393       20,405

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.57       $10.24       $10.00 (2)
      AUV at End of Period                   $9.46        $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period       56,040        9,189        1,063

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.40       $10.00 (4)
      AUV at End of Period                  $10.57        $8.40
      Number of Accumulation Units
         Outstanding at End of Period      113,886       17,360

  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.77        $9.33       $10.00 (2)
      AUV at End of Period                   $9.85        $7.77        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       10,908        8,074        3,752

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.30        $8.08       $10.00 (2)
      AUV at End of Period                   $7.24        $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       15,817       24,927           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.19        $6.22        $7.18 (1)
      AUV at End of Period                   $5.31        $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period      248,869       78,264       14,542

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.50        $9.82        $9.77 (1)
      AUV at End of Period                  $11.42        $9.50        $9.82
      Number of Accumulation Units
         Outstanding at End of Period      176,459       64,823       27,443

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.77        $9.95       $10.94 (1)
      AUV at End of Period                   $9.91        $7.77        $9.95
      Number of Accumulation Units
         Outstanding at End of Period       43,840       59,533       20,309

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.39        $9.35       $10.00 (2)
      AUV at End of Period                   $8.93        $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       27,046       19,166           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.28       $10.70       $10.00 (2)
      AUV at End of Period                  $12.45        $9.28       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       78,912       25,875           --

Access - 131789
                                      A69

                                              2003         2002         2001
                                           -------------------------------------
  PROFUND VP BULL
      AUV at Beginning of Period             $6.58        $8.85       $10.00 (1)
      AUV at End of Period                   $8.09        $6.58        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       46,761       32,743          900

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.97        $8.22       $10.05 (1)
      AUV at End of Period                   $8.11        $5.97        $8.22
      Number of Accumulation Units
         Outstanding at End of Period        7,179        1,104        7,153

  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.34
      Number of Accumulation Units
         Outstanding at End of Period        4,883

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.12        $9.38       $10.00 (1)
      AUV at End of Period                   $9.95        $7.12        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       50,629       12,461        4,031

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.05        $5.36        $7.29 (1)
      AUV at End of Period                   $5.51        $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       54,941       16,084        3,450

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

                                             2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.27       $10.97       $10.00 (2)
      AUV at End of Period                   $9.75        $7.27       $10.97
      Number of Accumulation Units
         Outstanding at End of Period      122,172      109,981          724

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.77
      Number of Accumulation Units
         Outstanding at End of Period       48,951

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.74        $9.55 (4)
      AUV at End of Period                   $9.83        $7.74
      Number of Accumulation Units
         Outstanding at End of Period       90,841        7,498

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.29        $9.23 (4)
      AUV at End of Period                   $8.15        $6.29
      Number of Accumulation Units
         Outstanding at End of Period      193,182       13,477

Access - 131789
                                      A70

                                             2003         2002         2001
                                           -------------------------------------
  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.29       $13.92       $16.13 (1)
      AUV at End of Period                  $13.10        $9.29       $13.92
      Number of Accumulation Units
         Outstanding at End of Period       74,897       28,984       32,366

  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.52       $13.93       $15.96 (1)
      AUV at End of Period                  $15.55        $9.52       $13.93
      Number of Accumulation Units
         Outstanding at End of Period      161,397       67,393       35,302

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.74
      Number of Accumulation Units
         Outstanding at End of Period      193,356

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.96
      Number of Accumulation Units
         Outstanding at End of Period      148,093

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.58
      Number of Accumulation Units
         Outstanding at End of Period       35,476

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.34        $9.86       $10.49 (1)
      AUV at End of Period                   $9.81        $7.34        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      628,349      486,302      172,888

  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.62       $16.18       $18.94 (1)
      AUV at End of Period                  $16.82       $12.62       $16.18
      Number of Accumulation Units
         Outstanding at End of Period      163,908      102,390       55,217

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.37       $16.97       $17.37 (1)
      AUV at End of Period                  $16.97       $12.37       $16.97
      Number of Accumulation Units
         Outstanding at End of Period      170,485       69,008       36,881

  ING DEVELOPING WORLD
      AUV at Beginning of Period             $5.98        $6.85        $7.28 (1)
      AUV at End of Period                   $8.57        $5.98        $6.85
      Number of Accumulation Units
         Outstanding at End of Period       58,908       39,283       28,075

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $13.98       $17.24       $18.95 (1)
      AUV at End of Period                  $17.12       $13.98       $17.24
      Number of Accumulation Units
         Outstanding at End of Period       58,776       48,682       50,098

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.09        $8.99        $9.46 (1)
      AUV at End of Period                   $9.25        $7.09        $8.99
      Number of Accumulation Units
         Outstanding at End of Period      221,767      181,302       78,758

  ING GET FUND -- SERIES V
      AUV at Beginning of Period            $10.00
      AUV at End of Period                   $9.66
      Number of Accumulation Units
         Outstanding at End of Period        7,052

Access - 131789
                                      A71

                                             2003         2002         2001
                                           -------------------------------------
  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.58        $7.57       $10.00 (1)
      AUV at End of Period                   $6.31        $4.58        $7.57
      Number of Accumulation Units
         Outstanding at End of Period      140,904       80,240       12,668

  ING HARD ASSETS
      AUV at Beginning of Period            $12.44       $12.63       $14.88 (1)
      AUV at End of Period                  $18.51       $12.44       $12.63
      Number of Accumulation Units
         Outstanding at End of Period       61,074       23,773        9,098

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.80        $8.30        $9.67 (3)
      AUV at End of Period                   $8.59        $6.80        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       58,270       28,307           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.91        $8.78        $9.63 (1)
      AUV at End of Period                   $8.28        $6.91        $8.78
      Number of Accumulation Units
         Outstanding at End of Period      311,748      255,764       80,339

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.96        $8.23        $8.96 (1)
      AUV at End of Period                   $8.76        $5.96        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       63,791       19,023        5,941

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $13.72       $19.84       $22.55 (1)
      AUV at End of Period                  $17.58       $13.72       $19.84
      Number of Accumulation Units
         Outstanding at End of Period       60,940       61,196       49,630

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.84
      Number of Accumulation Units
         Outstanding at End of Period       35,164

  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.80       $10.00 (4)
      AUV at End of Period                  $10.23        $7.80
      Number of Accumulation Units
         Outstanding at End of Period       80,744        8,559

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.18       $10.00 (4)
      AUV at End of Period                  $10.49        $8.18
      Number of Accumulation Units
         Outstanding at End of Period       59,011        3,184

  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.84       $17.02       $16.39 (1)
      AUV at End of Period                  $17.94       $17.84       $17.02
      Number of Accumulation Units
         Outstanding at End of Period      166,520      117,720       33,665

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.03       $14.15       $14.07 (1)
      AUV at End of Period                  $13.81       $14.03       $14.15
      Number of Accumulation Units
         Outstanding at End of Period      298,953      300,238      255,667

  ING MARSICO GROWTH
      AUV at Beginning of Period             $9.92       $14.41       $18.85 (1)
      AUV at End of Period                  $12.87        $9.92       $14.41
      Number of Accumulation Units
         Outstanding at End of Period      280,718      134,110       58,239

Access - 131789
                                      A72

                                             2003         2002         2001
                                           -------------------------------------
  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                  $10.68        $8.32
      Number of Accumulation Units
         Outstanding at End of Period       48,504        8,470

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.93       $10.00 (4)
      AUV at End of Period                   $9.84
      Number of Accumulation Units
         Outstanding at End of Period       11,989           --

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $14.97       $29.91       $38.85 (1)
      AUV at End of Period                  $20.36       $14.97       $29.91
      Number of Accumulation Units
         Outstanding at End of Period      153,096      106,352       50,086

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.09       $19.19       $22.88 (1)
      AUV at End of Period                  $17.16       $14.09       $19.19
      Number of Accumulation Units
         Outstanding at End of Period      108,671       87,205       49,977

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $17.91       $19.30       $19.80 (1)
      AUV at End of Period                  $20.44       $17.91       $19.30
      Number of Accumulation Units
         Outstanding at End of Period      365,773      192,907       77,305

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.83       $11.14       $10.77 (1)
      AUV at End of Period                  $12.11       $11.83       $11.14
      Number of Accumulation Units
         Outstanding at End of Period      413,995      390,105       70,210

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.78
      Number of Accumulation Units
         Outstanding at End of Period       18,268

  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.34       $11.46       $12.20 (1)
      AUV at End of Period                  $11.32        $8.34       $11.46
      Number of Accumulation Units
         Outstanding at End of Period      453,453      381,030      202,778

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.87       $10.45       $11.45 (1)
      AUV at End of Period                  $10.10        $7.87       $10.45
      Number of Accumulation Units
         Outstanding at End of Period      226,875      215,195       96,447

  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $24.75       $25.20       $25.11 (1)
      AUV at End of Period                  $30.30       $24.75       $25.20
      Number of Accumulation Units
         Outstanding at End of Period      322,552      217,796       93,509

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.11       $21.34       $21.78 (1)
      AUV at End of Period                  $22.16       $18.11       $21.34
      Number of Accumulation Units
         Outstanding at End of Period      199,468       94,236       36,453

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.12 (8)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period       84,959

Access - 131789
                                      A73

                                             2003         2002         2001
                                           -------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $9.40        $7.78
      Number of Accumulation Units
         Outstanding at End of Period       38,293          852

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.80       $10.00 (4)
      AUV at End of Period                  $10.85        $8.80
      Number of Accumulation Units
         Outstanding at End of Period      104,916       34,646

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $16.77       $20.13       $21.43 (1)
      AUV at End of Period                  $20.97       $16.77       $20.13
      Number of Accumulation Units
         Outstanding at End of Period      120,772       69,528       27,685

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $24.84       $25.36       $23.72 (1)
      AUV at End of Period                  $33.44       $24.84       $25.36
      Number of Accumulation Units
         Outstanding at End of Period       88,514       48,341       16,849

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.58       $10.00 (4)
      AUV at End of Period                  $10.97       $10.58
      Number of Accumulation Units
         Outstanding at End of Period       49,929       93,174

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.19        $7.75       $10.11 (1)
      AUV at End of Period                   $6.71        $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period      100,540       49,553        5,215

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.79
      Number of Accumulation Units
         Outstanding at End of Period      129,806

  ING VP MAGNACAP
      AUV at Beginning of Period             $7.00        $9.30       $10.11 (1)
      AUV at End of Period                   $8.94        $7.00        $9.30
      Number of Accumulation Units
         Outstanding at End of Period       14,130       27,970       11,700

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.55        $8.28       $10.01 (1)
      AUV at End of Period                   $6.16        $4.55        $8.28
      Number of Accumulation Units
         Outstanding at End of Period      198,039      177,135       29,300

  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.09        $6.92        $8.32 (1)
      AUV at End of Period                   $6.42        $5.09        $6.92
      Number of Accumulation Units
         Outstanding at End of Period      101,857       78,478       27,011

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.56       $10.23       $10.00 (2)
      AUV at End of Period                   $9.44        $7.56       $10.23
      Number of Accumulation Units
         Outstanding at End of Period      113,659       45,837        5,379

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.39       $10.00 (4)
      AUV at End of Period                  $10.55        $8.39
      Number of Accumulation Units
         Outstanding at End of Period       18,403        7,579

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                                             2003         2002         2001
                                           -------------------------------------
  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.76        $9.33       $10.00 (2)
      AUV at End of Period                   $9.83        $7.76        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       45,305       32,860          107

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.29        $8.08       $10.00 (2)
      AUV at End of Period                   $7.22        $6.29        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       54,391        2,946           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.18        $6.21        $7.17 (1)
      AUV at End of Period                   $5.29        $4.18        $6.21
      Number of Accumulation Units
         Outstanding at End of Period      133,897      158,536       88,316

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.45        $9.79        $9.74 (1)
      AUV at End of Period                  $11.35        $9.45        $9.79
      Number of Accumulation Units
         Outstanding at End of Period      423,315      218,538       92,431

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.73        $9.91       $10.90 (1)
      AUV at End of Period                   $9.85        $7.73        $9.91
      Number of Accumulation Units
         Outstanding at End of Period      117,178      103,647       74,639

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.38        $9.35       $10.00 (2)
      AUV at End of Period                   $8.90        $7.38        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       38,234       21,067           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.27       $10.70       $10.00 (2)
      AUV at End of Period                  $12.42        $9.27       $10.70
      Number of Accumulation Units
         Outstanding at End of Period      193,871       74,644          598

  PROFUND VP BULL
      AUV at Beginning of Period             $6.57        $8.84       $10.00 (1)
      AUV at End of Period                   $8.07        $6.57        $8.84
      Number of Accumulation Units
         Outstanding at End of Period       55,447       19,327        4,584

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.96        $8.22       $10.05 (1)
      AUV at End of Period                   $8.09        $5.96        $8.22
      Number of Accumulation Units
         Outstanding at End of Period       51,496       30,092       15,212

  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.34
      Number of Accumulation Units
         Outstanding at End of Period        2,400

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.11        $9.38       $10.00 (1)
      AUV at End of Period                   $9.92        $7.11        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      143,775       83,442        3,530

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.04        $5.35        $7.28 (1)
      AUV at End of Period                   $5.49        $4.04        $5.35
      Number of Accumulation Units
         Outstanding at End of Period      134,829       39,549       24,815

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  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

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--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                           THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                 CURRENT FUND NAME
ING Eagle Asset Value Equity Portfolio                           ING Eagle Asset Capital Appreciation Portfolio
ING Janus Growth and Income Portfolio                            ING Legg Mason Value Portfolio
JP Morgan Fleming Small Cap Equity Portfolio                     JP Morgan Small Cap Equity Portfolio
PIMCO High Yield Portfolio                                       ING PIMCO High Yield Portfolio
SP Jennison International Growth Portfolio                       SP William Blair International Growth Portfolio



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO (Class S)                       Seeks capital appreciation. The Portfolio seeks to meet its
    INVESTMENT ADVISER:  Directed Services, Inc.                 objective by investing, normally, at least 80% of its
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.        assets in equity securities of mid-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                            Seeks long-term total return. The Portfolio invests
    (Class S)                                                    primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                  companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.     of its assets in high-quality common stocks that Alliance
                                                                 expects to increase in value.
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                              Seeks to make your investment grow.  The Portfolio
    INVESTMENT ADVISER: ING Investments, LLC                     operates as a "feeder fund" which invests all of its
    INVESTMENT SUBADVISER: Capital Research and Management       assets in the "master fund" which is Class 2 shares of the
      Company                                                    Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                 appear to offer superior opportunities for growth of
                                                                 capital.  The Growth Fund is designed for investors
                                                                 seeking long-term capital appreciation through stocks.
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                       Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                    income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management      fund" which invests all of its assets in the "master fund"
      Company                                                    which is Class 2 shares of the Growth-Income Fund, a
                                                                 series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                 primarily in common stocks or other securities which
                                                                 demonstrate the potential for appreciation and/or
                                                                 dividends.  The Growth-Income Fund is designed for
                                                                 investors seeking both capital appreciation and income.
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                       Seeks to make your investment grow over time.  The
    INVESTMENT ADVISER:  ING Investments, LLC                    Portfolio operates as a "feeder fund" which invests all of
    INVESTMENT SUBADVISER:  Capital Research and Management      its assets in the "master fund" which is Class 2 shares of
      Company                                                    the International Fund, a series of American Funds
                                                                 Insurance Series(R), a registered open-end investment
                                                                 company.  The master fund invests primarily in common
                                                                 stocks of companies located outside the United States.
                                                                 The International Fund is designed for investors seeking
                                                                 capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO                   Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                    Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                 objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust Company        least 80% of its assets in equity and equity-related
                                                                 securities of companies with market capitalizations greater than $1 billion at the time of investment.
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                    Seeks capital appreciation. Current income is only an
    (Class S)                                                    incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                 diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company        stocks traded in securities markets throughout the world.
                                                                 The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                 States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO                         Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                    at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                 capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                         Seeks capital appreciation.  The Portfolio normally invests
    INVESTMENT ADVISER:  Directed Services, Inc.                 at least 80% of its assets in securities of issuers located
    INVESTMENT SUBADVISER: ING Investment Management Advisors    in at least three countries with emerging securities
      B.V.                                                       markets.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers,
                                                                 including investment-grade debt securities of U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                    Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)            objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                 its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.          issuers that meet quantitative standards relating to
                                                                 financial soundness and high intrinsic value relative to
                                                                 price.
------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                          A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                    growth.  The Portfolio normally invests at least 80% of its assets in the equity securities of healthcare companies.
    INVESTMENT ADVISER: Directed Services, Inc.INVESTMENT        The Portfolio may invest in securities of relatively
    SUBADVISER: Evergreen Investment Management Co., Inc.        well-known and large companies as well as small- and
                                                                 medium- sized companies.
------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                          Seeks long-term capital growth.  The Portfolio invests
                                                                 primarily in common stocks and securities convertible into
    INVESTMENT ADVISER: Directed Services, Inc.INVESTMENT        common stocks of U.S. companies across all market
    SUBADVISER: Evergreen Investment Management Co., Inc.        capitalizations.  The Portfolio may temporarily invest up
                                                                 to 100% of its assets in high quality money market
                                                                 instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                 conditions.
------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                          Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                    normally invests the Portfolio's assets primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                 stocks. The Portfolio Manager normally invests at least 80%
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.    of the Portfolio's assets in securities of companies with
                                                                 medium market capitalizations.
------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO* (Class S)   Seeks long-term growth of capital. The Portfolio invests,
                                                                 under normal circumstances, at least 80% of its net assets
     * Goldman Sachs Internet Tollkeeper(SM) is a service        plus any borrowings for investment purposes (measured at
       mark of Goldman Sachs & Co.                               time of investment) in equity investments in "Internet
    INVESTMENT ADVISER:  Directed Services, Inc.                 Tollkeeper" companies, which are companies in the media,
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.  telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to
                                                                 internet companies and internet users.
------------------------------------------------------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                              A nondiversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                 appreciation. The Portfolio normally invests at least 80%
    INVESTMENT SUBADVISER: Baring International Investment       of its assets in the equities of producers of commodities.
    Limited
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                            Seeks long-term growth of capital. Under normal conditions,
    INVESTMENT ADVISER:  Directed Services, Inc.                 the Portfolio invests at least 80% of its net assets and
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.    borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
------------------------------------------------------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Class S)                     A nondiversified Portfolio that seeks capital appreciation.
    INVESTMENT ADVISER:  Directed Services, Inc.                 The Portfolio invests, under normal circumstances, at least
    INVESTMENT SUBADVISER: Janus Capital Management, LLC         80% of its net assets (plus borrowings for investment
                                                                 purposes) in equity securities with the potential for
                                                                 long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                      Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                    invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                 for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC              securities of companies with current or emerging earnings
                                                                 growth the Portfolio Manager believes to be not fully
                                                                 appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                          A nondiversified Portfolio that seeks capital growth over
    (Class S)                                                    the long term. Under normal market conditions, the
    (formerly ING JP Morgan Fleming Small Cap Equity Portfolio)  Portfolio invests at least 80% of its total assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                 equity securities of small-cap companies.
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management
      Inc.
------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                      Seeks long-term growth of capital.  The Portfolio, under
    INVESTMENT ADVISER:  Directed Services, Inc.                 normal circumstances, invests in a wide variety of
    INVESTMENT SUBADVISER: Julius Baer Investment Management,    international equity securities issued through the world,
      Inc.                                                       normally excluding the United States.  The Portfolio
                                                                 normally invests at least 80% of its assets in equity
                                                                 securities tied economically to countries outside the
                                                                 United States.
------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                         Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)             invests in equity securities that offer the potential for
                                                                 capital growth.  The Portfolio may also invest in companies
    INVESTMENT ADVISER:  Directed Services, Inc.                 with market capitalizations greater than $5 billion, but
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.    may invest in companies of any size.  The Portfolio may
                                                                 also invest up to 25% of its total assets in long-term debt securities.
------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                        Seeks to provide growth of capital.  The Portfolio invests in a combination of ING portfolios according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                    formula that over time should reflect an allocation of
                                                                 approximately 100% in equity securities. Please see below
                                                                 for a list of portfolios that may be included in one or
                                                                 more of the ING LifeStyle Portfolios.
------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                   Seeks to provide growth of capital and some current
                                                                 income.  The Portfolio invests in a combination of ING
    INVESTMENT ADVISER:  ING Investments, LLC                    portfolios according to a fixed formula that over time
                                                                 should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities. Please see
                                                                 below for a list of portfolios that may be included in one or more of the ING LifeStyle Portfolios.
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                          Seeks to provide growth of capital and a low to moderate
                                                                 level of current income.  The Portfolio invests in a
    INVESTMENT ADVISER:  ING Investments, LLC                    combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                 approximately 65% in equity securities and 35% in fixed
                                                                 income securities. Please see below for a list of
                                                                 portfolios that may be included in one or more of the ING
                                                                 LifeStyle Portfolios.
------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                 Seeks to provide growth and capital and current income.
                                                                 The Portfolio invests in a combination of ING portfolios
    INVESTMENT ADVISER:  ING Investments, LLC                    according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                 50% in fixed income securities. Please see below for a list of portfolios that may be included in one or more of the
                                                                 ING LifeStyle Portfolios.
------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                            Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                 preservation of capital and liquidity. The Portfolio
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.    Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                 principal, liquidity and yield, in order of importance, to achieve this goal.
------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                           Seeks capital appreciation. The Portfolio invests primarily
    INVESTMENT ADVISER:  Directed Services, Inc.                 in equity securities selected for their growth potential.
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC       The Portfolio may invest in companies of any size, from
                                                                 larger, well-established companies to smaller, emerging
                                                                 growth companies.
------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                      Seeks long-term growth of capital. The Portfolio invests
    INVESTMENT ADVISER:  Directed Services, Inc.                 primarily in a diversified portfolio consisting of equity
    INVESTMENT SUBADVISER: Mercury Advisors                      securities that the Portfolio Manager believes are
                                                                 undervalued relative to its assessment of the current or
                                                                 prospective condition of the issuer.
------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO                         Seeks long-term growth of capital. The Portfolio invests in
(Class S)                                                        a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER:  Directed Services, Inc.                 stocks. The Portfolio will generally invest at least 65% of
    INVESTMENT SUBADVISER: Mercury Advisors                      its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to
                                                                 common stock.
------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                       A nondiversified Portfolio that seeks long-term growth of
    INVESTMENT ADVISER:  Directed Services, Inc.                 capital. The Portfolio normally invests at least 80% of its
    INVESTMENT SUBADVISER: Massachusetts Financial Services      net assets in common stocks and related securities (such as
      Company                                                    preferred stocks, convertible securities and depositary
                                                                 receipts) of companies with medium market capitalizations
                                                                 (or "mid-cap companies") which the Portfolio Manager
                                                                 believes have above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                             Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                 Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial Services      in common stocks and related securities (such as preferred
      Company                                                    stocks, convertible securities and depositary receipts).
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                         Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                 entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services      prudent employment of capital. Secondarily seeks reasonable
      Company                                                    opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income
                                                                 securities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                 capital and prudent investment management. The Portfolio is
    INVESTMENT SUBADVISER: Pacific Investment Management         diversified and seeks to achieve its investment objective
      Company LLC                                                by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                 diversified portfolio of fixed income instruments of
                                                                 varying maturities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                         Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                        capital and prudent investment management.  The Portfolio
                                                                 normally invests at least 80% of its assets in a
    INVESTMENT ADVISER:  Directed Services, Inc.                 diversified portfolio of high yield securities ("junk
    INVESTMENT SUBADVISER:  Pacific Investment Management        bonds") rated below investment grade but rated at least B-.
      Company LLC
------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                           A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                    through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                 believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,    The Portfolio invests primarily in common stocks and common
      Inc.                                                       stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                 Manager believes are undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                         Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                    current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                 securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,    in other equity securities. To a lesser degree, the
      Inc.                                                       Portfolio invests in income producing securities such as
                                                                 debt securities.
------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                 Seeks, over the long-term, a high total investment return,
    (Class S)                                                    consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                 investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.        allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities
                                                                 and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                        Seeks substantial dividend income as well as long-term
(Class S)                                                        growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                 80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.        stocks of well-established companies paying above-average
                                                                 dividends. The Portfolio may also invest in convertible
                                                                 securities, warrants and preferred stocks, foreign
                                                                 securities, debt securities including high-yield debt
                                                                 securities and future and options.
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Class S)                        Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                 allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management           instruments and other investments. The Portfolio Manager
      (Americas) Inc.                                            allocates the Portfolio's assets among the following
                                                                 classes, or types, of investments: stocks, bonds, and
                                                                 short-term money market debt obligations.
------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                           Seeks long-term capital appreciation. The Portfolio Manager
    (Class S)                                                    seeks to maximize long-term capital appreciation by
    INVESTMENT ADVISER:  Directed Services, Inc.                 investing primarily in growth-oriented equity securities of
    INVESTMENT SUBADVISER: Van Kampen                            large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                 U.S. markets.
------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                        A nondiversified Portfolio that seeks long-term capital
                                                                 appreciation. The Portfolio Manager invests primarily in
    (Class S)                                                    equity securities of issuers located throughout the world
    INVESTMENT ADVISER:  Directed Services, Inc.                 that it believes have, among other things, resilient
    INVESTMENT SUBADVISER: Van Kampen                            business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                       Seeks long-term growth of capital and income. Under normal
    (Class S)                                                    market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                 the Portfolio's investment objective by investing primarily
    INVESTMENT SUBADVISER: Van Kampen                            in what it believes to be income-producing equity
                                                                 securities, including common stocks and convertible
                                                                 securities; although investments are also made in
                                                                 non-convertible preferred stocks and debt securities rated
                                                                 "investment grade," which are securities rated within the
                                                                 four highest grades assigned by Standard & Poor's ("S&P")
                                                                 or by Moody's Investors Service, Inc. ("Moody's").
------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                             A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                    Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                 least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                            in the U.S. real estate industry that are listed on
                                                                 national exchanges or the National Association of
                                                                 Securities Dealers Automated Quotation System ("NASDAQ").
------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                     Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                              least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity           foreign companies that the subadviser believes have high
      Company                                                    growth potential. Will normally invest in securities of at
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management  least three different countries other than the U.S. and
      (London) Ltd.                                              will invest in both developed and developing markets.
------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                 Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                              least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity           common stocks and related securities, such as preferred
      Company                                                    stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management     emerging growth companies.
      Inc.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                    Portfolio that under normal conditions, invests at least
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.   65% of net assets in equity securities of issuers located
                                                                 in at least three countries, one of which may be the U.S.
                                                                 Generally invests at least 75% of total assets in common
                                                                 and preferred stocks, warrants and convertible securities.
------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                             Seeks to outperform the total return performance of the
    (Class S)                                                    Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER:  ING Investments, LLC                    Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER:  Aeltus Investment                    at least 80% of assets in stocks included in the S&P 500
      Management, Inc.                                           Index. The subadviser's objective is to overweight those
                                                                 stocks in the S&P 500 Index that it believes will
                                                                 outperform the index and underweight or avoid those stocks it believes will underperform the index.
------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO                               Seeks to outperform the total return performance of the
    (Class S)                                                    Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
                                                                 while maintaining a market level of risk.  Invests at least
    INVESTMENT ADVISOR:  ING Investments, LLC INVESTMENT         80% of assets in stocks included in the S&P MidCap 400
    SUBADVISER:  Aeltus Investment Management, Inc.              Index.  The subadviser's objective is to overweight those
                                                                 stocks in the S&P MidCap 400 Index that it believes will
                                                                 outperform the index and underweight or avoid those stocks that it believes will underperform the index.
------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO                             Seeks to outperform the total return performance of the
    (Class S)                                                    Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.  Invests at least 80%
    INVESTMENT ADVISOR:  ING Investments, LLC                    of assets in stocks included in the S&P 600 Index.  The
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.   subadviser's objective is to overweight those stocks in the
                                                                 S&P 600 Index that it believes will outperform the index
                                                                 and underweight or avoid those stocks that it believes will underperform the index.
------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO                              Seeks long-term capital appreciation.  Invests, under
    (Class S)                                                    normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies
    INVESTMENT ADVISER:  ING Investments, LLC                    principally engaged in the financial services industry.  As
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.   a general matter, the Portfolio expects these investments
                                                                 to be in common stocks of large-, mid- and small-sized
                                                                 companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                 companies that are not financial services companies, and in money market instruments.
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Class S)                              Seeks growth of capital, with dividend income as a
                                                                 secondary consideration. Normally invests at least 80% of
    INVESTMENT ADVISER:  ING Investments, LLC                    assets in common stocks of large companies, which are those
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.   included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                 1,000 largest companies as measured by equity market
                                                                 capitalization.
------------------------------------------------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                             Seeks long-term capital appreciation. Normally invests
                                                                  at least 80% of assets in the common stocks of mid-sized U.S.
      (Class S)                                                   companies that the subadviser believes have above average
    INVESTMENT ADVISER:  ING Investments, LLC                     prospects for growth. For this Portfolio, mid-size companies
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index.

------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                          Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                    least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                    lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                 companies are those with market capitalizations that fall
                                                                 within the range of companies in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------
ING VP BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                  Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                    reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                    portfolio consisting of investment-grade corporate bonds,
      Management, Inc.                                           and debt securities issued or guaranteed by the U.S.
                                                                 Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in
                                                                 high-grade corporate bonds, mortgage-related and other
                                                                 asset-backed securities, and securities issued or
                                                                 guaranteed by the U.S. Government, its agencies or
                                                                 instrumentalities. The Portfolio may also invest up to 15%
                                                                 of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                            Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                  objective by investing in securities of companies that are
    INVESTMENT ADVISER:  A I M Advisors, Inc.                    likely to benefit from changing demographic, economic and
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.             lifestyle trends. These securities may include common
                                                                 stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                 capitalizations.
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                          Seeks reasonable income. Also considers the potential for
(Service Class 2)                                                capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                         the Standard & Poor's 500(SM) Index. Normally invests at
                                                                 least 80% of total assets in income-producing equity
                                                                 securities (which tends to lead to investments in large cap
                                                                 "value" stocks).
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research Co.       primarily in common stocks of companies, investing in both
        INVESTMENT SUBADVISER: FMR Co., Inc.                     domestic and foreign issuers.  Invests in either "growth"
                                                                 stocks or "value" stocks or both.
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    7800 East Union Avenue, Denver, CO  80237
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND (Series I)                           Seeks capital growth. The Fund normally invests at least
                                                                 80% of its net assets in the equity securities and
    INVESTMENT ADVISER:  A I M Advisors, Inc.                    equity-related instruments of companies engaged in the
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.   design, production, and distribution of products related to leisure activities. These industries include, but are not
                                                                 limited to, hotels/gaming, publishing, advertising,
                                                                 beverages, audio/video, broadcasting-radio/TV, cable &
                                                                 satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                 and toys. At any given time, 20% of the Fund's assets are
                                                                 not required to be invested in the sector.
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-- UTILITIES FUND (Series I)                          Seeks capital growth. It also seeks current income. The
                                                                 Fund normally invests at least 80% of its net assets in the
    INVESTMENT ADVISER:  A I M Advisors, Inc.                    equity securities and equity-related instruments of
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.   companies engaged in utilities-related industries. These
                                                                 include, but are not limited to, companies that produce,
                                                                 generate, transmit, or distribute natural gas or
                                                                 electricity, as well as in companies that provide
                                                                 telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not
                                                                 required to be invested in the sector.
------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND                                    Seeks long-term growth by investing primarily in small
    INVESTMENT ADVISER:  Columbia Management Advisors, Inc.      capitalization equities.
------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
    60 State Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)                            Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.     broad list of carefully selected, reasonably priced
                                                                 securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                 Invests the major portion of its assets in equity
                                                                 securities, primarily of U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO (Class II)                   Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.     portfolio of securities consisting primarily of common
                                                                 stocks. Normally, invests at least 80% of total assets in
                                                                 equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                 companies included in the Russell Midcap(R) Value Index.
------------------------------------------------------------------------------------------------------------------------------
PRO FUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                  Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                     that correspond to the daily performance of the S&P 500
                                                                 Index.
------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                             Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                    that correspond to the daily performance of the ProFunds
                                                                 Europe 30 Index.
------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                     that correspond to one and one-quarter times (125%) the
                                                                 inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                             Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                    that correspond to the daily performance of the Russell
                                                                 2000 Index.
------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
    751 Broad Street, Newark, NJ  07102
------------------------------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                    Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments LLC              primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates LLC              corporations that the investment adviser believes offer
                                                                 above-average growth prospects. May invest up to 30% of
                                                                 total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                 companies with capitalization in excess of $1 billion.
------------------------------------------------------------------------------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Class II)       Seeks long-term growth of capital. Invests in
(formerly SP Jennison International Growth Portfolio)            equity-related securities of foreign issuers that the
    INVESTMENT ADVISER:  Prudential Investments LLC              subadviser thinks will increase in value over a period of
    INVESTMENT SUBADVISER:  William Blair & Company LLC          years. Invests primarily in the common stock of large and
                                                                 medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                 foreign companies operating or based in at least five
                                                                 different countries.
------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

    ING Alliance Mid Cap Growth Portfolio          ING Salomon Brothers All Cap Portfolio
    ING JP Morgan Fleming International Portfolio  ING Salomon Brothers Investors Portfolio
    ING Julius Baer Foreign Portfolio              ING VP Bond Portfolio
    ING Legg Mason Value Portfolio                 ING VP Growth Portfolio
    ING Liquid Asset Portfolio                     ING VP Index Plus MidCap Portfolio
    ING Marsico Growth Portfolio                   ING VP Index Plus SmallCap Portfolio
    ING PIMCO Core Bond Portfolio                  ING VP Small Company Portfolio
    ING PIMCO High Yield Portfolio
    ING Salomon Brothers Aggressive Growth

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                                      B11

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio                   ING OpCap Balanced Value Portfolio
ING Alger Aggressive Growth Portfolio              ING PIMCO Core Bond Portfolio
ING Alger Growth Portfolio                         ING PIMCO High Yield Portfolio
ING Alliance Mid Cap Growth Portfolio              ING Salomon Brothers Aggressive Growth Portfolio
ING American Century SmallCap Value Portfolio      ING Salomon Brothers All Cap Portfolio
ING Baron SmallCap Growth Portfolio                ING Salomon Brothers Investors Portfolio
ING Capital Guardian Large Cap Value Portfolio     ING T. Rowe Price Growth Equity Portfolio
ING Capital Guardian Managed Global Portfolio      ING T. Rowe Price Capital Appreciation Portfolio
ING Capital Guardian Small Cap Portfolio           ING T. Rowe Price Equity Income Portfolio
ING Eagle Asset Value Equity Portfolio             ING UBS U.S. Balanced Portfolio
ING Evergreen Omega Portfolio                      ING UBS U.S. Large Cap Equity Portfolio
ING FMR Diversified Mid Cap Portfolio              ING Van Kampen Comstock Portfolio
ING International Portfolio                        ING Van Kampen Equity Growth Portfolio
ING Janus Special Equity Portfolio                 ING Van Kampen Global Franchise Portfolio
ING Jennison Equity Opportunities Portfolio        ING Van Kampen Growth and Income Portfolio
ING JPMorgan Fleming International Portfolio       ING VP Balanced Portfolio
ING JPMorgan Small Cap Equity Portfolio            ING VP Bond Portfolio
ING JP Morgan MidCap Value Portfolio               ING VP Growth & Income Portfolio
ING Julius Baer Foreign Portfolio                  ING VP Growth Portfolio
ING Legg Mason Value Portfolio                     ING VP Index Plus LargeCap Portfolio
ING Liquid Asset Portfolio                         ING VP Index Plus MidCap Portfolio
ING Marsico Growth Portfolio                       ING VP Index Plus SmallCap Portfolio
ING Mercury Focus Value Portfolio                  ING VP MidCap Opportunities Portfolio
ING MFS Capital Opportunities Portfolio            ING VP Small Company Portfolio
ING MFS Mid Cap Growth Portfolio                   ING VP SmallCap Opportunities Portfolio
ING MFS Research Portfolio                         ING VP Value Opportunity Portfolio
ING MFS Total Return Portfolio                     ING VP Worldwide Growth Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.

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--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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                                       C1

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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                                       C2

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or FIXED Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

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APPENDIX D
--------------------------------------------------------------------------------

                            FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E
--------------------------------------------------------------------------------

  EXAMPLES OF WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT FOR CONTRACT
              CATEGORIES OTHER THAN MAY-2002, YR-2003 AND YR-2004*

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

            MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

            AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

            MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

            AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

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EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

            MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

            AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

*Withdrawals from Contracts in the May-2002, Yr-2003 and Yr-2004 categories are made on a pro-rata basis for the 7% Solution Enhanced Death Benefit or the 7% Solution Element of the Max 7 Enhanced Death Benefit, as applicable.

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APPENDIX F
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

   EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------

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   EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

         ---------------------------------------------------------------
                   7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
         ---------------------------------------------------------------
                     Covered         Excluded        Total
                  ----------------------------------------------
                     7%             7%             7%            Death
        End of yr   MGDB   AV      MGDB    AV     MGDB    AV    Benefit

            0       500    500     500     500   1,000   1,000   1,000
            1       535    510     535     510   1,045   1,020   1,045
            2       572    490     572     490   1,062     980   1,062
            3       613    520     613     520   1,133   1,040   1,133
            4       655    550     655     550   1,205   1,100   1,205
            5       701    450     701     450   1,151     900   1,151
            6       750    525     750     525   1,275   1,050   1,275
            7       803    600     803     600   1,403   1,200   1,403
            8       859    750     859     750   1,609   1,500   1,609
            9       919    500     919     500   1,419   1,000   1,419
           10       984    300     984     300   1,284     600   1,284
         ---------------------------------------------------------------

         ---------------------------------    ---------------------------------
              7% MGDB IF 0% INVESTED              7% MGDB IF 100% INVESTED
                IN EXCLUDED FUNDS                    IN EXCLUDED FUNDS
         ---------------------------------    ---------------------------------
                      Covered                             Excluded
                  ----------------                    -----------------
                     7%            Death                 7%              Death
         End of yr  MGDB     AV   Benefit    End of yr  MGDB     AV     Benefit

            0      1,000   1,000   1,000         0     1,000   1,000    1,000
            1      1,070   1,020   1,070         1     1,070   1,020    1,020
            2      1,145     980   1,145         2     1,145     980      980
            3      1,225   1,040   1,225         3     1,225   1,040    1,040
            4      1,311   1,100   1,311         4     1,311   1,100    1,100
            5      1,403     900   1,403         5     1,403     900      900
            6      1,501   1,050   1,501         6     1,501   1,050    1,050
            7      1,606   1,200   1,606         7     1,606   1,200    1,200
            8      1,718   1,500   1,718         8     1,718   1,500    1,500
            9      1,838   1,000   1,838         9     1,838   1,000    1,000
           10      1,967     600   1,967        10     1,967     600      600
         ---------------------------------    ---------------------------------

                  Note: AV are hypothetical illustrative values. Not a
                        projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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         -----------------------------------------------------------------------
                          TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                   AT THE BEGINNING OF YEAR 6
         -----------------------------------------------------------------------
                         Covered          Excluded        Total
                    --------------------------------------------------
                       7%              7%               7%              Death
         end of yr    MGDB     AV     MGDB      AV     MGDB     AV     Benefit

             --      1,000   1,000      --      --    1,000   1,000     1,000
              1      1,050   1,020      --      --    1,050   1,020     1,050
              2      1,103     980      --      --    1,103     980     1,103
              3      1,158   1,040      --      --    1,158   1,040     1,158
              4      1,216   1,100      --      --    1,216   1,100     1,216
              5      1,276     900      --      --    1,276     900     1,276
              6         --     --    1,340    1,050   1,050   1,050     1,050
              7         --     --    1,407    1,200   1,200   1,200     1,200
              8         --     --    1,477    1,500   1,500   1,500     1,500
              9         --     --    1,551    1,000   1,000   1,000     1,000
             10         --     --    1,629      600     600     600       600
        ------------------------------------------------------------------------

           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

         -----------------------------------------------------------------------
                          TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                          AT THE BEGINNING OF YEAR 6
         -----------------------------------------------------------------------
                          Covered        Excluded          Total
                    --------------------------------------------------
                       7%              7%               7%              Death
         end of yr    MGDB     AV     MGDB      AV     MGDB     AV     Benefit

             --         --     --    1,000    1,000   1,000   1,000     1,000
              1         --     --    1,050    1,020   1,020   1,020     1,020
              2         --     --    1,103      980     980     980       980
              3         --     --    1,158    1,040   1,040   1,040     1,040
              4         --     --    1,216    1,100   1,100   1,100     1,100
              5         --     --    1,276      900     900     900       900
              6         945  1,050      --      --      945   1,050     1,050
              7         992  1,200      --      --      992   1,200     1,200
              8       1,042  1,500      --      --    1,042   1,500     1,500
              9       1,094  1,000      --      --    1,094   1,000     1,094
             10       1,149    600      --      --    1,149     600     1,149
         -----------------------------------------------------------------------

           Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                 MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G
--------------------------------------------------------------------------------

 EXAMPLES OF ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT AND THE MAXIMUM ANNUAL
  WITHDRAWAL AMOUNT FOR WITHDRAWALS IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL
                                     AMOUNT
                          ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000  ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

EXAMPLE #5: OWNER TRANSFERS FUNDS FROM COVERED FUNDS TO EXCLUDED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

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      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).

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APPENDIX H
--------------------------------------------------------------------------------

                    DEATH BENEFITS FOR PRE-2000 AND YR-2000
                                CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in the Pre-2000 and Yr-2000 categories. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

      1)    the contract value;

      2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal*; or

      3)    the cash surrender value.

            * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

      1)    the contract value;

      2) the total premium payments reduced by a pro-rata adjustment for any withdrawals*;

      3)    the cash surrender value; or

      4)    the enhanced death benefit, which we determine as follows:

            IF YOU ARE IN PRE-2000:

            We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, less an amount to reflect withdrawals.

            Note: The actual interest rate used for calculating the death benefit for the Liquid Assets and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the Fixed Account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

            IF YOU ARE IN YR-2000:

            We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender

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                                       H1
            charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

            Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

            The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

            * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

      1)    the contract value;

      2) the total premium payments reduced by a pro-rata adjustment for any withdrawal*;

      3)    the cash surrender value; or

      4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then reduce the enhanced death benefit pro-rata for any contract value withdrawn.** That amount becomes the new enhanced death benefit.

            * For contracts in Pre-2000, total premium payments less any withdrawals.

            ** For contracts in Pre-2000, we subtract withdrawals made
               (including any market value adjustment applied to such withdrawal) since the preceding day.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

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MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

  PRE-2000:

      -------------------------------------------------------------------------------
                                           STANDARD        ENHANCED DEATH BENEFITS
                                         DEATH BENEFIT  ANNUAL RATCHET   7% SOLUTION
      -------------------------------------------------------------------------------
        Mortality & Expense Risk Charge     1.25%          1.40%           1.55%
        Asset-Based Administrative Charge   0.15%          0.15%           0.15%
                                            -----          -----           -----
          Total                             1.40%          1.55%           1.70%
      -------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003446% (Standard); .003863% (Annual Ratchet); or .004280% (7% Solution),
respectively, for each day since the previous business day.

  YR-2000:

  -------------------------------------------------------------------------------------
                                      STANDARD            ENHANCED DEATH BENEFITS
                                   DEATH BENEFIT  ANNUAL RATCHET   7% SOLUTION   MAX 7
  -------------------------------------------------------------------------------------
   Mortality & Expense Risk Charge     1.30%           1.45%          1.65%      1.75%
   Asset-Based Administrative Charge   0.15%           0.15%          0.15%      0.15%
                                       -----           -----          -----      -----
     Total                             1.45%           1.60%          1.80%      1.90%
  -------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004002% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                         DEATH BENEFITS FOR YR-2001 AND
                            MAY-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 and May-2001 categories, and to describe the mortality and expense risk charges for contract owners in the Yr-2001 category. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFITS

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

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We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit and the cap is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

      1)    the Standard Death Benefit;

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      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

            for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2001 contract owners are as follows:

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  YR-2001:

  -------------------------------------------------------------------------------------
                                      STANDARD         ENHANCED DEATH BENEFITS
                                   DEATH BENEFIT  ANNUAL RATCHET   7% SOLUTION   MAX 7
  -------------------------------------------------------------------------------------
   Mortality & Expense Risk Charge     1.30%           1.55%          1.65%      1.75%
   Asset-Based Administrative Charge   0.15%           0.15%          0.15%      0.15%
     Total                             1.45%           1.70%          1.80%      1.90%
  -------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004280% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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--------------------------------------------------------------------------------
APPENDIX  J
--------------------------------------------------------------------------------

            DEATH BENEFITS FOR MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

            1)    the Standard Death Benefit; and

            2)    the lesser of:

                  a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                  b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

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      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiumsand partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiumsand partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2003 contract owners are as follows:

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  YR-2003:

   -----------------------------------------------------------------------------
                                     STANDARD       ENHANCED DEATH BENEFITS
                                       DEATH      ANNUAL
                                      BENEFIT    RATCHET  7% SOLUTION     MAX 7
   -----------------------------------------------------------------------------
    Mortality & Expense Risk Charge    1.65%       1.90%      2.00%      2.10%
    Asset-Based Administrative Charge  0.15%       0.15%      0.15%      0.15%
                                       -----       -----      -----      -----
      Total                            1.80%       2.05%      2.15%      2.25%
   -----------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .004558% (Standard); .005255% (Annual Ratchet); .005535% (7% Solution); or
..005815% (Max 7), respectively, for each day since the previous business day.

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--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

                      OPTIONAL RIDER BENEFITS FOR PRE-2000
                          AND YR-2000 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

        -----------------------------------------------------------------
         Waiting Period   Quarterly Charge
        -----------------------------------------------------------------
         10 Year          0.125% of the MGAB Charge Base (0.50% annually)
         20 Year          0.125% of the MGAB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

        -----------------------------------------------------------------
         MGIB Rate        Quarterly Charge
        -----------------------------------------------------------------
         7%               0.125% of the MGIB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge

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for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro-rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

      1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

            (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                  ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

                  If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge
                  Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

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                  For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

                  If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

      2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

            (iii) For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period are less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro-rata to the percentage of the contract value withdrawn.

            We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

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            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

      Two MGIB Income Options are available under the MGIB Rider:

      (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

      (ii)  Income for a 20-30 Year Period Certain; or

      (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      (i)   your contract value is greater than zero;

      (ii)  your MGWB Withdrawal Account is greater than zero;

      (iii) your latest allowable annuity start date has not been reached;

      (iv)  you have not elected to annuitize your Contract; and

      (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment

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Amount pro-rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

      (i)   your MGWB Withdrawal Account is greater than zero;

      (ii)  your latest allowable annuity start date has not been reached;

      (iii) you have not elected to annuitize your Contract; and

      (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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APPENDIX L
--------------------------------------------------------------------------------

                           OPTIONAL RIDER BENEFITS FOR
                      YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

        -----------------------------------------------------------------
         Waiting Period   Quarterly Charge
        -----------------------------------------------------------------
         10 Year          0.125% of the MGAB Charge Base (0.50% annually)
         20 Year          0.125% of the MGAB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

        -----------------------------------------------------------------
         MGIB Rate        Quarterly Charge
        -----------------------------------------------------------------
         7%               0.125% of the MGIB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge

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for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

      CALCULATING THE MGAB. We calculate your MGAB as follows:

      1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

            If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

            (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

            If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

            Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider

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            anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

            Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

            Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

            Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

      2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

      3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

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      CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

      NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

            Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The

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            MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

            The MGIB Base is equal to the lesser of (i) and (ii) where:

            (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

            (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

            Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

            Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

            Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

      2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

      3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE minimum FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

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      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before the MGIB rider can be exercised.

      THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

      (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

      (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

      THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE

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CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

      THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

      If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

      (i)   your contract value is greater than zero;

      (ii)  your MGWB Withdrawal Account or the floor is greater than zero;

      (iii) your latest allowable annuity start date has not been reached;

      (iv)  you have not elected to annuitize your Contract; and

      (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

      The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

      (i)   your MGWB Withdrawal Account or the floor is greater than zero;

      (ii)  your latest allowable annuity start date has not been reached;

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      (iii) you have not elected to annuitize your Contract; and

      (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

      Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

      On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

      DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

      PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or
(ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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APPENDIX M
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                       MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

        -----------------------------------------------------------------
         Waiting Period   Quarterly Charge
        -----------------------------------------------------------------
         10 Year          0.125% of the MGAB Charge Base (0.50% annually)
         20 Year          0.125% of the MGAB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

        -----------------------------------------------------------------
         MGIB Rate        Quarterly Charge
        -----------------------------------------------------------------
         7%               0.125% of the MGIB Charge Base (0.50% annually)
        -----------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the

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amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

                  a)    is the Maximum MGIB Base; and

                  b)    is the sum of:

                        1)    the MGIB Base allocated to Covered Funds;

                        2)    the MGIB Base allocated to Special Funds; and

                        3)    the contract value allocated to Excluded Funds.

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            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

      2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

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      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

      THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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APPENDIX N
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                      OPTIONAL RIDER BENEFITS FOR MAY-2002
                          AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

        ----------------------------------------------------------------------------------
        Waiting Period  As an Annual Charge              As a Quarterly Charge
        ----------------------------------------------------------------------------------
        10 Year         0.65% of the MGAB Charge Base    0.1625% of the MGAB Charge Base
        20 Year         0.65% of the MGAB Charge Base    0.1625% of the MGAB Charge Base
        ----------------------------------------------------------------------------------

      * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

        ---------------------------------------------------------------------------
         As an Annual Charge         As a Quarterly Charge
        ---------------------------------------------------------------------------
         0.65% of contract value     0.1625% of the MGWB Eligible Payment Amount**
        ---------------------------------------------------------------------------

      ** The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

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The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

      CALCULATING THE MGAB. We calculate your MGAB as follows:

      1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

            No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded

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                                       N2

            Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

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                                       N3

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

      THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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                                       N5

                                   ING [LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

Access - 131789                                                       05/01/2004

                                      PART B




                       STATEMENT OF ADDITIONAL INFORMATION


                               GOLDENSELECT ACCESS



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT



                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY



     This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2004

                                TABLE OF CONTENTS

         ITEM                                                            PAGE

Introduction...............................................................
Description of ING USA Annuity and Life Insurance Company..................
Separate Account B ........................................................
Safekeeping of Assets .....................................................
The Administrator..........................................................
Independent Auditors.......................................................
Distribution of Contracts..................................................
IRA Partial Withdrawal Option..............................................
Other Information..........................................................
Consolidated Financial Statements of ING USA Annuity and Life
  Insurance Company (formerly Golden American Life Insurance Company)......
Financial Statements of Separate Account B.................................

INTRODUCTION


This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2003, ING USA had approximately $1,343.1 million in stockholder's equity and approximately $24.2 billion in total assets, including approximately $17 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York ("RLNY") an affiliate of ING is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $2,344,000, and $570,000 pursuant to the service agreement in 2003 and 2002, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI.

For the years ended 2003, 2002 and 2001 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $270,633,000, $287,208,000, and $223,321,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $27,898,000, $25,914,000, and $23,138,000, for the years ended 2003, 2002, and 2001, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV

 EXAMPLE 1.

 1.   AUV, beginning of period                                 $ 10.00
 2.   Value of securities, beginning of period                 $ 10.00
 3.   Change in value of securities                            $  0.10
 4.   Gross investment return (3) divided by (2)                  0.01
 5.   Less daily mortality and expense charge               0.00004280
 6.   Less asset based administrative charge                0.00000411
 7.   Net investment return (4) minus (5) minus (6)        0.009953092
 8.   Net investment factor (1.000000) plus (7)            1.009953092
 9.   AUV, end of period  (1) multiplied by (8)          $ 10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

1.   Initial premium payment                                    $ 1,000
2.   AUV on effective date of purchase (see Example 1)          $ 10.00
3.   Number of units purchased (1) divided by (2)                   100
4.   AUV for valuation date following purchase
     (see Example 1)                                      $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                $ 1,009.95

IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited pro forma financial information are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Consolidated Financial Statements of ING USA Annuity
          and Life Insurance Company
     Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
     Consolidated Balance Sheets as of December 31, 2003 and 2002
     Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
     Consolidated Statements of Cash Flows for the years ended December 31,
          2003, 2002 and 2001
Notes to Consolidated Financial Statements
Other Financial Statements
     Financial Statements of Business Acquired
     Financial Statements-Statutory Basis of Equitable Life Insurance Company of
          Iowa as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of United Life and Annuity Insurance
          Company as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
          December 31, 2003 and 2002
     Unaudited Pro Forma Financial Information in Accordance with Accounting
          Principles Generally Accepted in the United States of America

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Financial Statements of ING USA Annuity and Life Insurance Company
     Separate Account B
     Statement of Assets and Liabilities as of December 31, 2003 Statement of
          Operations for the year ended December 31, 2003
     Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
Notes to Financial Statements

Item 8.   Financial Statements and Supplementary Data


                   Index to Consolidated Financial Statements


                                                                                                  Page

Report of Independent Auditors                                                                     C-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-3

Consolidated Balance Sheets as of December 31, 2003 and 2002                                       C-4

Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2003, 2002 and 2001                                                 C-5

Consolidated Statements of Cash Flows for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-6

Notes to Consolidated Financial Statements                                                         C-7

                         Report of Independent Auditors


The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying consolidated balance sheets of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Subsidiary as of December 31, 2003 and 2002, and the related consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                         Consolidated Income Statements
                                   (Millions)



                                                                          Year ended          Year ended         Year ended
                                                                         December 31,        December 31,       December 31,
                                                                             2003                2002*              2001*
                                                                      ------------------ ------------------- ------------------
Revenues:
 Fee income                                                           $         330.2    $          245.9    $         219.1
 Net investment income                                                          320.3               197.7               94.4
 Net realized capital gains (losses)                                            (36.2)                4.2               (6.5)
 Other income (loss)                                                             (0.2)                3.5                  -
                                                                      ------------------ ------------------- ------------------
          Total revenue                                               $         614.1    $          451.3    $         307.0
                                                                      ------------------ ------------------- ------------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other benefits
      to policyholders                                                          320.1               318.4              239.2
  Underwriting, acquisition, and insurance expenses:
    General expenses                                                            123.8               139.7              119.9
    Commissions                                                                 250.3               288.7              232.4
    Policy acquisition costs deferred                                          (210.8)             (292.2)            (128.2)
  Amortization:
    Deferred policy acquisition costs and value
      of business acquired                                                      184.7               127.8               49.6
    Goodwill                                                                        -                   -                4.2
  Other:
    Expense and charges reimbursed under
     modified coinsurance agreements                                           (131.6)             (104.9)            (225.6)
    Interest expense                                                             13.7                16.0               19.4
                                                                      ------------------ ------------------- ------------------
          Total benefits, losses and expenses                                   550.2               493.5              310.9
                                                                      ------------------ ------------------- ------------------
Income (loss) before income taxes and cumulative
  effect of change in accounting principle                                       63.9               (42.2)              (3.9)

Income tax expense (benefit)                                                      2.5               (12.5)               0.1
                                                                      ------------------ ------------------- ------------------
Income (loss) before cumulative effect of change
  in accounting principle                                                        61.4               (29.7)              (4.0)

Cumulative effect of change in accounting principle                                 -              (135.3)                 -
                                                                      ------------------ ------------------- ------------------
Net income (loss)                                                     $          61.4    $         (165.0)   $          (4.0)
                                                                      ================== =================== ==================
*See Note 1.


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                           Consolidated Balance Sheets
                                   (Millions)



                                                                                                   As of December 31,
                                                                                               2003                2002
                                                                                         -----------------   -----------------
Assets

Investments:
  Fixed maturities, available for sale, at fair value
    (amortized cost of $5,047.0 at 2003 and $4,720.1 at 2002)                            $     5,223.3       $     4,936.4
  Equity securities at fair value:
    Investment in mutual funds (cost of $5.3 at 2003 and $22.9 at 2002)                            5.6                19.0
    Mortgage loans on real estate                                                                847.6               482.4
    Policy loans                                                                                  17.5                16.0
    Short-term investments                                                                        17.7                 2.2
                                                                                         -----------------   -----------------
          Total investments                                                                    6,111.7             5,456.0

Cash and cash equivalents                                                                         17.9               148.5
Accrued investment income                                                                         65.4                61.9
Reinsurance recoverable                                                                           13.0               196.9
Deferred policy acquisition costs                                                                835.3               678.0
Value of business acquired                                                                         8.5                 8.5
Receivable for securities sold                                                                    10.2                   -
Due from affiliates                                                                                4.2                   -
Other assets                                                                                      14.7                 5.3
Assets held in separate accounts                                                              17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total assets                                                                   $    24,193.5       $    17,584.4
                                                                                         =================   =================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims' reserves                                            $     5,277.3       $     5,159.1
                                                                                         -----------------   -----------------
          Total policy liabilities and accruals                                                5,277.3             5,159.1

Surplus notes                                                                                    170.0               170.0
Current income taxes                                                                               3.9                42.4
Deferred income taxes                                                                            126.0                79.8
Dollar roll obligations                                                                          120.1                40.0
Other liabilities                                                                                 31.0                64.7
Liabilities related to separate accounts                                                      17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total liabilities                                                                   22,840.9            16,585.3
                                                                                         -----------------   -----------------

Shareholder's equity:
  Common stock (250,000 shares authorized, issued and outstanding;
    $10.00 per share par value)                                                                    2.5                 2.5
  Additional paid-in capital                                                                   1,358.4             1,128.4
  Accumulated other comprehensive income                                                          64.2                 2.1
  Retained deficit                                                                               (72.5)             (133.9)
                                                                                         -----------------   -----------------
          Total shareholder's equity                                                           1,352.6               999.1
                                                                                         -----------------   -----------------
          Total liabilities and shareholder's equity                                     $    24,193.5       $    17,584.4
                                                                                         =================   =================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
           Consolidated Statements of Changes in Shareholder's Equity
                                   (Millions)



                                                                             Accumulated
                                                              Additional         Other          Retained           Total
                                               Common          Paid-In       Comprehensive      Earnings       Shareholder's
                                               Stock           Capital       Income (Loss)      (Deficit)         Equity
                                           ---------------  --------------- ---------------- ---------------- ----------------

Balance at December 31, 2000               $        2.5     $      583.6    $        (4.1)   $       35.1     $      617.1

  Contribution of capital                                          196.8                                             196.8
  Comprehensive income:
    Net (loss)                                        -                -                -            (4.0)            (4.0)
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($12.2 pretax)                             -                -              7.9               -              7.9
                                                                                                              ----------------
  Comprehensive income                                                                                                 3.9
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2001                        2.5            780.4              3.8            31.1            817.8

  Contribution of capital                                          356.3                                              356.3
  Other                                                             (8.3)                                              (8.3)
  Comprehensive income:
    Net (loss)                                        -                -                -          (165.0)           (165.0)
    Other comprehensive income
      net of tax:
         Unrealized (loss) on securities
           ($(2.6) pretax)                            -                -             (1.7)              -              (1.7)
                                                                                                              ----------------
  Comprehensive loss                                                                                                 (166.7)
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2002                        2.5          1,128.4              2.1          (133.9)            999.1

  Contribution of capital                             -            230.0                -               -             230.0
  Comprehensive income:
    Net income                                        -                -                -            61.4              61.4
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($95.6 pretax)                             -                -             62.1               -              62.1
                                                                                                              ----------------
  Comprehensive income                                                                                                123.5
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2003               $        2.5     $    1,358.4    $      $ 64.2    $      (72.5)    $     1,352.6
                                           ===============  =============== ================ ================ ================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                      Consolidated Statements of Cash Flows
                                   (Millions)




                                                                            Year ended         Year ended          Year ended
                                                                           December 31,       December 31,        December 31,
                                                                               2003               2002                2001
                                                                        -----------------  ------------------  -----------------
Cash Flows from Operating Activities:
  Net income (loss)                                                     $        61.4      $      (165.0)      $        (4.0)
  Adjustments to reconcile net income (loss) to net cash
    provided by operating activities:
      Interest credited and charges on interest sensitive products              306.3              282.2               191.0
      Net realized capital (gains) losses                                        36.2               (4.2)                6.5
      Increase in accrued investment income                                      (3.5)             (39.5)              (13.2)
      Increase in guaranteed benefits reserve                                   (91.6)             107.1                28.2
      Other changes in insurance reserve liabilities                             13.3                  -                   -
      Policy acquisition cost deferred                                         (210.8)            (292.2)             (128.2)
      Amortization of deferred policy acquisition costs                         180.4              121.2                45.2
      Amortization of value of business acquired                                  4.3                6.6                 4.4
      Impairment of goodwill                                                        -              151.3                   -
      Other non-cash reconciling items and other changes in
        assets and liabilities                                                  (87.0)              21.3               110.6
      Provision for deferred income taxes                                        12.8              (85.7)               (0.6)
                                                                        -----------------  ------------------  -----------------
Net cash provided by operating activities                                       221.8              103.1               239.9
                                                                        -----------------  ------------------  -----------------
Cash Flows from Investing Activities:
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                       7,025.8            7,297.1               880.7
    Equity securities                                                            16.2                7.8                 6.9
    Mortgage loans                                                               51.9              285.0               136.0
  Acquisition of investments:
    Fixed maturities available for sale                                      (7,267.3)         (10,068.3)           (2,070.8)
    Equity securities                                                               -              (22.8)                  -
    Short-term and other investments                                            (15.4)                 -                (4.7)
    Mortgage loans                                                             (417.1)            (553.7)             (250.3)
  Increase in policy loans                                                       (1.5)              (1.2)               (1.5)
  (Increase) decrease in property and equipment                                  (0.7)               1.1                 1.2
  Proceeds from sale of interest in subsidiary                                      -               27.7                   -
  Loss on valuation of interest in subsidiary                                       -                3.0                   -
  Other                                                                             -                0.6                   -
                                                                        -----------------  ------------------  -----------------
Net cash used for investing activities                                         (608.1)          (3,023.7)           (1,302.5)
                                                                        -----------------  ------------------  -----------------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts                     1,383.5            3,818.5             1,933.1
  Maturities and withdrawals from insurance contracts                          (332.3)            (171.2)             (134.8)
  Transfers to separate accounts                                             (1,160.0)          (1,053.8)             (902.9)
  Proceeds received on reinsurance recapture                                    134.5                  -                   -
  Proceeds of notes payable                                                         -                  -                 3.1
  Repayment of notes payable                                                        -               (1.4)               (1.7)
  Proceeds from reciprocal loan agreement borrowings                                -                  -                69.3
  Repayment of reciprocal loan agreement borrowings                                 -              (75.0)              (69.3)
  Contributions of capital by parent                                            230.0              356.3               196.8
                                                                        -----------------  ------------------  -----------------
Net cash provided by financing activities                                       255.7            2,873.4             1,093.6
                                                                        -----------------  ------------------  -----------------
Net increase (decrease) in cash and cash equivalents                           (130.6)             (47.2)               31.0
Cash and cash equivalents, beginning of period                                  148.5              195.7               164.7
                                                                        -----------------  ------------------  -----------------
Cash and cash equivalents, end of period                                $        17.9      $       148.5       $       195.7
                                                                        =================  ==================  =================
Supplemental cash flow information:
    Income taxes (received) paid, net                                   $        28.2      $      (141.5)      $         0.4
                                                                        =================  ==================  =================
    Interest paid                                                       $        13.0      $        20.8       $        15.0
                                                                        =================  ==================  =================

The accompanying notes are an integral part of these consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

     Principles of Consolidation

     ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company) ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa. ING USA was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. On December 21, 1993, the Company redomesticated from Minnesota to Delaware. On January 1, 2004 several events occurred. First, the Company redomesticated from Delaware to Iowa. Secondly, on January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG") and United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were merged into ING USA. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to do business in the District of Columbia and all states except New York. ING USA is licensed as a life insurance company under the laws of the State of Delaware until December 31, 2003 and Iowa since January 1, 2004.

     Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life from December 30, 2001 through December 31, 2003. Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Companies, Inc. ("EIC" or "Former Holding Company") directly owned 100% of Golden American's stock.

     On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval by the Insurance Department of Delaware.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. ING USA realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by
     Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations". RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting for Goodwill and Intangible Assets

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") FAS No. 142, "Goodwill and Other Intangible Assets". The adoption of this standard resulted in an impairment loss of $135.3 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income (loss) would have been as follow:


                                                                                       Year ended
                                                                                      December 31,
     (Millions)                                                                            2001

     Reported net income (loss)                                                     $      (4.0)
     Add back goodwill amortization, net of tax                                             3.8
                                                                                    -----------------
     Adjusted net income (loss)                                                     $      (0.2)
                                                                                    =================

     Accounting for Derivative Instruments and Hedging Activities

     In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, and FAS No. 138,
     Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues". This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivatives.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" recently issued Statement Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments" That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that required implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     Guarantees

     In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     Variable Interest Entities

     In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51" (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:




           Asset Type                                          Purpose                Book Value (1)            Market Value
     ----------------------                              -------------------       -------------------      ------------------
     Private Corporate Securities - synthetic
       leases; project financings; credit tenant
       leases                                            Investment Holdings       $        1,057.2         $       1,114.6

     Foreign Securities - US VIE subsidiaries
       of foreign companies                              Investment Holdings                  190.3                   203.0

     Commercial Mortgage Obligations (CMO)               Investment Holdings                  888.5                   893.9

     Collateralized Debt Obligations (CDO)               Investment Holdings
                                                               and/or
                                                         Collateral Manager                     4.9                     4.3

     Asset-Backed Securities (ABS)                       Investment Holdings                  479.9                   482.3

     Commercial Mortgage Backed Securities (CMBS)        Investment Holdings                  325.4                   342.0

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.


     New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Reclassifications and Changes to Prior Year Presentation

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     During 2003, certain changes were made to the 2002 and 2001 Income Statements to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):



                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        204.0        $          41.9      $        245.9
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        409.4        $          41.9      $        451.3
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    276.5                   41.9               318.4
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        451.6        $          41.9      $        493.5
                                                               ===================   ==================   ==================


                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        188.9        $          30.2      $        219.1
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        276.8        $          30.2      $        307.0
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    209.0                   30.2               239.2
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        280.7        $          30.2      $        310.9
                                                               ===================   ==================   ==================



     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20,
     "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Realized capital gains and losses on all other investments are included in the consolidated income statements.

     Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On  occasion,   the  Company  sells  call  options  written  on  underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:



     (Millions)

     Balance at December 31, 2000                                                   $         25.9

       Adjustment for FAS No. 115                                                             (1.3)
       Interest accrued at 7%                                                                  1.6
       Amortization                                                                           (6.0)
                                                                                    -----------------
     Balance at December 31, 2001                                                             20.2

       Adjustment for FAS No. 115                                                             (5.1)
       Additions                                                                              (3.3)
       Interest accrued at 7%                                                                  1.3
       Amortization                                                                           (4.6)
                                                                                    -----------------
     Balance at December 31, 2002                                                              8.5

       Adjustment for FAS No. 115                                                              4.3
       Additions                                                                                 -
       Interest accrued at (4% - 5%)                                                           0.4
       Amortization                                                                           (4.7)
                                                                                    -----------------
     Balance at December 31, 2003                                                   $          8.5
                                                                                    =================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.7 million, $5.7 million, $4.1 million, $3.3 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $41.3 million before tax, or $26.9 million, net of $14.4 million of federal income tax expense.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Policy Liabilities and Accruals

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

     Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

     Revenue Recognition

     For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $112.8 million and of $133.4 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.5% in 2003 and 2.4% to 11.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.


2.   Investments

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2003

     (Millions)

     U.S. government and government
       agencies and authorities                                        $     23.8     $       0.1    $          -    $      23.9
     State, municipalities and political subdivisions                         5.0               -             0.4            4.6

     U.S. corporate securities:
       Public utilities                                                     482.1            35.7             3.7          514.1
       Other corporate securities                                         2,630.8           128.7            12.1        2,747.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,112.9           164.4            15.8        3,261.5
                                                                       -------------  -------------  --------------  -------------
     Foreign securities:
       Government                                                            68.5             1.0             1.0           68.5
       Other                                                                559.7            30.3             5.5          584.5
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               628.2            31.3             6.5          653.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             790.0             6.0             4.6          791.4
     Other assets-backed securities                                         487.1             5.5             3.7          488.9
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  5,047.0     $     207.3    $       31.0    $   5,223.3
                                                                       =============  =============  ==============  =============

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2002

     (Millions)

     U.S. government and government
       agencies and authorities                                        $    207.3     $       2.3    $        0.1    $     209.5

     U.S. corporate securities:
       Public utilities                                                     335.7            15.5             1.9          349.3
       Other corporate securities                                         2,739.5           163.2             6.4        2,896.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,075.2           178.7             8.3        3,245.7
                                                                       -------------  -------------  --------------  -------------

     Foreign securities:
       Government                                                            64.8             2.9               -           67.7
       Other                                                                436.3            27.7             2.6          461.3
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               501.1            30.6             2.6          529.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             641.7            12.0             0.2          653.5

     Other assets-backed securities                                         294.8             7.0             3.1          298.7
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  4,720.1     $     230.6    $       14.3    $   4,936.4
                                                                       =============  =============  ==============  =============

     At December 31, 2003 and 2002, net unrealized appreciation is $176.3 million and $216.3 million, respectively, on available-for-sale fixed maturities.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:


                                                                                   Unrealized         Fair
                                                                                      Loss            Value
                                                                                  ------------     -----------
     (Millions)

     Duration category:
       Less than six months below cost                                            $      9.3       $    675.3
       More than six months and less than twelve months below cost                      20.4            679.7
       More than twelve months below cost                                                1.3              7.9
                                                                                  ------------     -----------
     Fixed maturities                                                             $     31.0       $  1,362.9
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Of the losses more than 6 months and less than 12 months in duration of $20.4 million, there were $9.1 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $11.3 million as of December 31, 2003 included the following significant items:

          $3.6 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $195.1 million.

          $6.3 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $125.7 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that the Company expects the debt to be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $1.4 million relate to a carrying amount of $61.9 million.

     Of the losses more than 12 months in duration of $1.3 million, there were $0.6 million related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $4.0 million.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                                                   Amortized          Fair
                                                                                      Cost            Value
                                                                                  ------------     -----------
     (Millions)

     Due to mature:
       One year or less                                                           $      30.6      $     31.0
       After one year through five years                                                880.9           921.1
       After five years through ten years                                             1,866.6         1,962.7
       After ten years                                                                  666.4           686.2
       Mortgage-backed securities                                                     1,115.4         1,133.3
       Other asset-backed securities                                                    487.1           489.0
                                                                                  ------------     -----------
     Fixed maturities                                                             $   5,047.0      $  5,223.3
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     At December 31, 2003 and 2002, fixed maturities with fair values of $2.9 million and $7.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003.

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $120.1 and $40.0 million at December 31, 2003 and 2002, respectively.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     During 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value of $4.2 million. During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.7 million.


3.   Financial Instruments

     Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments". FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Fixed maturities securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     Equity securities: Fair values of these securities are based upon quoted market value.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Surplus notes: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims' reserves):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:



                                                                           2003                            2002
                                                                --------------------------      --------------------------
                                                                 Carrying          Fair          Carrying          Fair
                                                                   Value           Value           Value           Value
                                                                ----------       ---------      ----------       ---------
      (Millions)

      Assets:
        Fixed maturity                                          $ 5,223.3        $ 5,223.3      $ 4,936.4        $ 4,936.4
        Equity securities                                             5.6              5.6           19.0             19.0
        Mortgage loans on real estate                               847.6            878.1          482.4            522.2
        Policy loans                                                 17.5             17.5           16.0             16.0
        Cash and short-term investments                              35.6             35.6          150.7            150.7
        Assets held in separate accounts                         17,112.6         17,112.6       11,029.3         11,029.3

      Liabilities:
        Surplus notes                                               170.0            267.7          170.0            260.0
        Investment contract liabilities:
          Deferred annuities                                      5,180.2          4,872.0        5,128.0          4,802.9
          Supplementary contracts and
            immediate annuities                                      12.9             12.9            8.0              8.0
          Liabilities related to separate account                17,112.6         17,112.6       11,029.3         11,029.3


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgment about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

    Derivative Financial Instruments

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $250.0 million, $22.8 million and $22.8 million, respectively. The Company did not have interest rate swaps at December 31, 2002.


4.   Net Investment Income

     Sources of net investment income were as follows:


                                                               Year ended          Year ended          Year ended
                                                              December 31,        December 31,        December 31,
                                                                  2003                2002                2001
                                                         ------------------- -------------------- -------------------
     (Millions)
     Fixed maturities                                    $           287.7   $            185.6   $            83.7
     Mortgage loans                                                   36.2                 19.6                11.2
     Policy loans                                                      0.8                  0.6                 0.8
     Short-term investments and cash equivalents                       0.7                  2.6                 2.6
     Other                                                            16.1                  0.4                 0.6
                                                         ------------------- -------------------- -------------------
     Gross investment income                                         341.5                208.8                98.9

     Less: investment expenses                                        21.2                 11.1                 4.5
                                                         ------------------- -------------------- -------------------
     Net investment                                      $           320.3   $            197.7   $            94.4
                                                         =================== ==================== ===================


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its Parent is subject to the prior approval of insurance regulatory authorities for payment of dividends, which exceed an annual limit. The Company did not pay common stock dividends during 2003, 2002 and 2001.

     The Insurance Departments of the State of Delaware and the State of Iowa (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $7.6 million, $(303.0) million, and $(156.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $733.9 million and $424.9 million as of December 31, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

     The Company maintains a $40.0 million revolving note facility with ING America Insurance Holdings, Inc. ("ING AIH"), a perpetual $75.0 million revolving note facility with Bank of New York and a $125.0 million revolving note facility with SunTrust Bank, which expires on July 30, 2004.


6.   Capital Gains and Losses

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $          99.7    $           4.2    $          (4.9)
     Equity securities                                                            (1.0)                 -               (1.6)
     Derivatives                                                                (134.9)                 -                  -
                                                                       -----------------  -----------------  ------------------
     Pretax realized capital gains (losses)                            $         (36.2)   $           4.2    $          (6.5)
                                                                       =================  =================  ==================
     After-tax realized capital gains (losses)                         $         (23.5)   $           2.7    $          (4.2)
                                                                       =================  =================  ==================

     Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------
     Proceeds on sales                                                 $       5,806.4    $       6,281.7    $         880.7
     Gross gains                                                                 136.3               76.8                6.9
     Gross losses                                                                 36.6               72.6               11.8


ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $        (40.0)    $         204.0    $          18.4
     Equity securities                                                            4.2                (3.9)                 -
     DAC/VOBA                                                                   131.4              (202.8)              (8.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                    95.6                (2.7)              10.0

     Increase in deferred income taxes                                           33.5                1.0                 2.1
                                                                       -----------------  -----------------  ------------------
     Net changes in accumulated other
       comprehensive income (loss)                                     $         62.1     $         (1.7)    $           7.9
                                                                       =================  =================  ==================

     Shareholder's equity included the following accumulated other comprehensive income (loss):


                                                                             As of               As of             As of
                                                                          December 31,        December 31,      December 31,
     (Millions)                                                              2003                2002              2001
                                                                       -----------------  -----------------  ------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                                $         176.3    $         216.3    $           12.3
       Equity securities                                                           0.3               (3.9)                  -
       DAC/VOBA                                                                  (77.8)            (209.2)               (6.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                     98.8                3.2                 5.9

     Less: deferred income taxes                                                  34.6                1.1                 2.1
                                                                       -----------------  -----------------  ------------------
     Net accumulated other comprehensive
       income                                                          $          64.2    $           2.1    $            3.8
                                                                       =================  =================  ==================



     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Unrealized holding gains (losses) arising the year(1)             $         (2.1)    $         (8.7)    $           11.1

     Less: reclassification adjustment for gains (losses)
       and other items included in net income(2)                                 64.2                7.0                 (3.2)
                                                                       -----------------  -----------------  ------------------

     Net unrealized gains (losses) on securities                       $         62.1    $          (1.7)    $            7.9
                                                                       =================  =================  ==================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     (1) Pretax unrealized holding gains (losses) arising during the year were $(3.3) million, $(13.4) million and $17.1 million for the years ended
          December  31,   2003,   2002  and  2001,   respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $98.8 million, $10.8 million and $(4.9) million for the years ended December 31, 2003, 2002 and 2001, respectively.


7.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the year ended December 31, 2003 within the severance liability and positions elimination related to such actions were as follows:


                                                                                     Severance
     (Millions)                                                                      Liability        Positions
                                                                                  ---------------  ---------------

     Balance at December 31, 2002                                                 $         0.8               34
       Payments                                                                            (0.8)               -
       Positions eliminated due to internal replacement jobs                                  -              (34)
                                                                                  ---------------  ---------------
     Balance at December 31, 2003                                                 $           -                -
                                                                                  ===============  ===============


8.   Income Taxes

     In 2003 and 2002, ING USA joined in the filing of a consolidated federal income tax return with its former parent, Equitable Life and other affiliates. The Company had a tax allocation agreement with Equitable Life whereby the Company was charged for taxes it would have incurred were it not a member of the consolidated group and was credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

     At December 31, 2003, the Company has net operating loss carryforwards of approximately $206.5 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2014 and 2016.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:


                                                                      Year ended         Year ended          Year ended
                                                                     December 31,       December 31,        December 31,
     (Millions)                                                          2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Current taxes (benefits):
       Federal                                                     $        (10.3)    $        (98.2)     $           0.6
                                                                   -----------------  -----------------   -----------------
         Total current taxes (benefits)                                     (10.3)             (98.2)                 0.6
                                                                   -----------------  -----------------   -----------------
     Deferred taxes (benefits):
       Operations and capital loss carryforwards                             53.3               (3.9)               (55.3)
       Other federal deferred taxes                                         (40.5)              89.6                 54.8
                                                                   -----------------  -----------------   -----------------
         Total deferred taxes (benefits)                                     12.8               85.7                 (0.5)
                                                                   -----------------  -----------------   -----------------
     Total income tax expense                                      $          2.5            $ (12.5)     $           0.1
                                                                   =================  =================   =================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



                                                                       Year ended        Year ended,         Year ended,
                                                                      December 31,       December 31,        December 31,
     (Millions)                                                           2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Income before income taxes                                    $         63.9     $        (42.2)     $         (3.9)
     Tax rate                                                                  35%                35%                 35%
                                                                   -----------------  -----------------   -----------------
     Income tax at federal statutory rate                                    22.4              (14.8)               (1.4)
     Tax effect of:
       Goodwill amortization                                                    -                  -                 1.0
       Meals and entertainment                                                0.3                0.6                 0.5
       Dividend received deduction                                          (10.8)                 -                   -
       Refinement of deferred tax balances                                   (9.5)                 -                   -
       Other                                                                  0.1                1.7                   -
                                                                   -----------------  -----------------   -----------------
     Income taxes                                                  $          2.5     $        (12.5)     $          0.1
                                                                   =================  =================   =================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

         The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


         (Millions)                                                                2003               2002
                                                                            -----------------  -----------------

         Deferred tax assets:
           Operations and capital loss carryforwards                        $          72.3    $        125.6
           Future policy benefits                                                      86.9             134.5
           Goodwill                                                                     9.8              11.1
           Investments                                                                  0.2               0.2
           Other                                                                       12.2                 -
                                                                            -----------------  -----------------
                  Total gross assets                                                  181.4             271.4
                                                                            -----------------  -----------------

         Deferred tax liabilities:
           Unrealized gains on investments                                            (61.9)            (74.3)
           Deferred policy acquisition cost                                          (232.6)           (254.8)
           Value of purchased insurance in force                                       (3.0)             (5.0)
           Other                                                                       (9.9)            (17.1)
                                                                            -----------------  -----------------
         Deferred tax liability before allowance                                     (307.4)           (351.2)
                                                                            -----------------  -----------------
         Valuation allowance                                                              -                 -
                                                                            -----------------  -----------------
         Net deferred income tax liability                                  $        (126.0)   $        (79.8)
                                                                            =================  =================


     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earn a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.3 million for 2003, $3.4 million for 2002, and $1.2 million for 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Defined Contribution Plan

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $2.3 million in 2003, $2.3 million in 2002, and $0.9 million in 2001, respectively.

     Other Benefit Plans

     During 2003 and 2002,  benefit  charges to the  Company  related to the ING
     Americas  Supplemental   Executive  Retirement  Plan  that  covers  certain
     employees of the Company were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

          Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company
          ("SLIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, were $4.8 million, $4.2 million and $0.3 million, respectively for SLDIC and $1.6 million, $1.0 million and $0.1 million, respectively for SLIC.

          Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2003, 2002 and 2001 commission expenses were incurred in the amounts of $253.8 million, $282.9 million and $229.7 million, respectively.

          Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the assets under management. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $20.8 million, $11.0 million and $4.4 million, respectively.

          Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $2.4 million, $0.6 million and $0.3 million, respectively.

          Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2003, 2002 and 2001 revenue for these services was $26.0 million, $23.7 million and $23.1 million, respectively.

          Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, totaled $10.8 million, $9.8 million and $8.2 million, respectively for Equitable Life and $0.3 million, $0.3 million and $0.4 million, respectively for ULAIC.

          Expense sharing agreements with ING AIH for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2003 and 2002, ING USA incurred expenses of $30.2 million and $41.0 million, respectively.

          Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of ING USA's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of ING USA. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2003, 2002 and 2001.

     Reinsurance Agreements

     ING USA participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of ING USA's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

     Under this agreement, ING USA received a net reimbursement of expenses and charges of $132.5 million, $100.9 million and $224.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. This was offset by a decrease in policy acquisition costs deferred of $182.1 million, $143.5 million and $257.5 million, respectively, for the same periods. At December 31, 2003, 2002 and 2001, ING USA also had a payable to Equitable Life of $34.5 million, $7.1 million, and $22.6 million, respectively, due to the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Ltd. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all inforce business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003 reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     Reciprocal Loan Agreement

     ING USA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, ING USA and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, ING USA must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any ING USA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ING USA incurred interest expense of $66,087, $33,000, and $26,000 for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, 2002 and 2001, ING USA did not have any borrowings or receivables from ING AIH under this agreement.

     Surplus Notes

     ING USA issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:


     (Millions)

      Surplus                                            Maturity
        Note     Amount      Affiliate                     Date             2003        2002         2001

        8.2%      50.0    *Equitable Life                12/29/2029            -         2.0          4.1
        8.0%      35.0     Security Life of Denver       12/7/2029           2.8         2.8          2.8
        7.8%      75.0     Equitable Life                9/29/2029           5.8         5.8          5.8
        7.3%      60.0     Equitable Life                12/29/2028          4.4         4.4          4.4
        8.3%      25.0    *Equitable Life                12/17/2026            -         1.0          2.1


     *Surplus notes redeemed June 28, 2002.

     Capital Transactions

     During 2003, 2002 and 2001, ING USA received capital contributions of $230.0 million, $356.3 million and $196.8 million respectively.


11.  Reinsurance

     At December 31, 2003, ING USA had reinsurance treaties with four unaffiliated reinsurers and two affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     Reinsurance ceded in force for life mortality risks were $79.3 million and $90.7 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had net receivables of $13.0 million and $196.9 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2003 and 2002, respectively, these net receivables were comprised of the following: $15.0 million and $36.7 million for claims recoverable from reinsurers; $5.8 million and $6.3 million payable for reinsurance premiums; $(20.2) million and $137.2 million for reserve credits; and $21.1 million and $24.0 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $8.9 million, $50.8 million and $30.3 million and net policy benefits recoveries of $34.1 million, $49.5 million and $21.8 million for the years ended December 21, 2003, 2002 and 2001, respectively.

     ING USA participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(1.9) million, $(2.9) million and $(0.5) million for the years ended December 31, 2003, 2002 and 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  Commitments and Contingent Liabilities

     Leases

     For the year ended December 31, 2003 and 2002 rent expense for leases was $2.6 million and $2.4 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $2.2 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $3.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $25.2 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


13.  Subsequent Event

     On January 1, 2004, Equitable Life, USG, and ULA, merged with and into the Company. Also on January 1, 2004, immediately after the merger, the Company changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

     The merger was accounted for based on the pooling-of-interests method. FAS 141, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under APB 16, provide a source of guidance for such transactions.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. Equitable Life was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

     A Form 8-K for ING USA describing the merger, was filed on January 4, 2004 and includes unaudited pro forma condensed consolidated financial information as of, and for the periods ended, September 30, 2003 and 2002, and December 31, 2002, 2001, and 2000. Revenue and net income for the period ended December 31, 2003, had the pooling been consummated at the date of the financial statements, is $1,509.5 million and $57.3 million, respectively (unaudited).

QUARTERLY DATA (UNAUDITED)



(Millions)

2003                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue                                      $       173.1     $       150.3     $        159.8    $        130.9
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                          (12.4)             60.3*              (1.0)             17.0
Income tax expense (benefit)                                (4.3)             19.4               (7.8)             (4.8)
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $       (8.1)             40.9     $          6.8    $         21.8
                                                   ===============   ===============   ================  ================

(Millions)

2002                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue previously reported                  $        69.4     $        89.2     $        141.4    $        109.4
    Adjustment (see Note 1)                                 12.6              12.6               11.1               5.6
                                                   ---------------   ---------------   ----------------  ----------------
Total revenue restated                                      82.0             101.8              152.5             115.0
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                           (3.2)            (16.0)             (60.2)             37.2
Income tax expense (benefit)                                (1.0)             (5.5)             (19.2)             13.2
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before cumulative effect
    of change in accounting principle                       (2.2)            (10.5)             (41.0)             24.0
                                                   ---------------   ---------------   ----------------  ----------------
Cumulative effect of change in accounting
    principle                                             (135.3)                -                  -                 -
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $     (137.5)    $       (10.5)    $        (41.0)   $         24.0
                                                   ===============   ===============   ================  ================


* The Amendment No. 1 on Form 10-Q/A was filed with respect to the Company's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2003, filed with the Securities and Exchange Commission on August 12, 2003. The amendment No. 1 reflected an adjustment to the Company's net income for the six months ended June 30, 2003 and did not impact results for the three months ended June 30, 2003. The adjustment for the six months ended June 30, 2003 related to a transposition error in the line item "Policy acquisition costs deferred," with a corresponding tax effect in the line item "Income tax expense (Benefit)" in Part 1, Item I, Condensed Consolidated Statements of Income. Consequently, Part I, Item 2, Management's Narrative Analysis of the Results of Operations and Financial Condition, was updated to reflect these adjustments. Additionally, in accordance with Regulation S-X, the Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 were attached as exhibits to the 10-Q/A in Part II, Item 6, Exhibits and Reports on Form 8-K. The Amendment No. 1 did not contain updates to reflect any events occurring after the original August 12, 2003 filing of the Company's Form 10-Q for the quarterly period ended June 30, 2003. All information contained in the Amendment No. 1 was subject to updating and supplementing as provided in the Company's reports filed with the Securities and Exchange Commission, as may be amended, for periods subsequent to the date of the original filing of the Form 10-Q for the quarterly period ended June 30, 2003.

Financial Statements and Exhibits

(a)  Financial Statements of Businesses Acquired

     Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2003 and 2002.

     See (c) Exhibits for financial statements.

(b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

     Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003

     Unaudited Pro Forma Condensed Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001.

     Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements as of December 31, 2003, and for the periods ended December 31, 2003, 2002 and 2001.

     The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003
--------------------------------------------------------------------------------

                                                                                              Pro Forma       Pro Forma
(Millions)                                   ING USA        ELIC         USG         ULA     Adjustments    Consolidated
                                          -------------------------------------------------------------------------------

Assets
Investments:
   Fixed maturities, available for
     sale, at fair value                  $  5,223.3     $  3,873.7   $  6,406.5   $   594.4   $       -       $16,097.9
   Equity securities, at fair value:
     Common stock                                5.6            18.1           -           -           -            23.7
     Preferred stock                               -             0.4         1.3           -           -             1.7
     Investment in mutual funds                    -            94.9           -           -           -            94.9
     Investment in subsidiaries                    -         1,799.0           -           -    (1,799.0)(1)           -
   Mortgage loans on real estate               847.6         1,027.2     1,477.0        36.8           -         3,388.6
   Real estate                                     -             1.8         2.7           -           -             4.5
   Policy loans                                 17.5           126.5        32.2         0.9           -           177.1
   Short-term investments                       17.7               -         0.3           -           -            18.0
   Other investments                               -           237.9       (72.3)        7.7      (135.0)(2)        38.3
                                          -------------------------------------------------------------------------------

Total investments                            6,111.7         7,179.5     7,847.7       639.8    (1,934.0)       19,844.7

Cash and cash equivalents                       17.9            32.3        34.0         3.7           -            87.9
Accrued investment income                       65.4            44.1        68.6         7.6           -           185.7
Reinsurance recoverable                         13.0             2.1         0.3           -           -            15.4
Receivable for securities sold                  10.2             0.1         0.3           -           -            10.6
Deferred policy acquisition costs              835.3           825.1       162.9         3.4           -         1,826.7
Value of business acquired                       8.5            64.3        34.4         4.3           -           111.5
Due from affiliates                              4.2               -           -           -           -             4.2
Other assets                                    14.7             8.0        (2.4)        0.9           -            21.2
Assets held in separate accounts            17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total assets                              $ 24,193.5      $  9,199.9   $ 8,145.8   $   722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
   Future policy benefits and claims
     reserves                             $  5,277.3      $  5,644.7   $ 7,298.2   $   560.8   $       -      $ 18,781.0
Notes to affiliates                            170.0               -           -           -      (135.0)(2)        35.0
Due to affiliates                                  -           (54.4)        0.2         1.4           -           (52.8)
Payables for securities purchased                  -               -           -           -           -               -
Borrowed money                                 120.1           177.0       309.8           -           -           606.9
Current income taxes                             3.9            18.4        (2.3)       (0.6)          -            19.4
Deferred income taxes                          126.0           (54.8)       10.6        (2.8)          -            79.0
Other liabilities                               31.0            94.4        82.9         1.8           -           210.1
Liabilities related to separate
  accounts                                  17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total liabilities                           22,840.9         6,869.7     7,699.4       623.8      (135.0)       37,898.8
                                          -------------------------------------------------------------------------------
Shareholder's equity
   Common stock                                  2.5             5.0         2.5         8.4       (15.9)(1)(3)      2.5
   Additional paid-in capital                1,358.4         3,600.3     1,468.2       188.7    (2,815.7)(1)(3)  3,799.9
   Accumulated other comprehensive income       64.2           138.6        48.2         5.4      (112.4)(1)       144.0
   Retained deficit                            (72.5)       (1,413.7)   (1,072.5)     (103.4)    1,145.0 (1)    (1,517.1)
                                          -------------------------------------------------------------------------------
Total shareholder's equity                   1,352.6         2,330.2       446.4        99.1    (1,799.0)        2,429.3
                                          -------------------------------------------------------------------------------
Total liabilities and shareholder's
  equity                                  $ 24,193.5      $  9,199.9   $ 8,145.8     $ 722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                                                      Pro Forma        Pro Forma
(Millions)                                  ING USA         ELIC           USG            ULA        Adjustments     Consolidated
                                         -------------- ------------- -------------- -------------- --------------   --------------

Revenue:
   Premiums                               $       -      $     26.7    $       0.8    $        -      $        -      $     27.5
   Fee income                                 330.2            47.8           16.0           2.2               -           396.2
   Net investment income                      320.3           314.3          452.5          34.0           (10.2)(2)     1,110.9
   Net realized capital gains (losses)        (36.2)           (0.5)          (3.7)         11.0               -           (29.4)
   Other income (loss)                         (0.2)            4.5           (1.1)          0.6               -             3.8
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total revenue                                 614.1           392.8          464.5          47.8           (10.2)        1,509.0
                                         -------------- ------------- -------------- -------------- --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders              320.1           306.6          370.7          23.7               -         1,021.1
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                       123.8            58.2           37.6           3.3               -           222.9
       Commissions                            250.3            37.2           48.1           0.5               -           336.1
       Policy acquisition costs deferred     (210.8)         (219.5)         (61.4)         (0.4)              -          (492.1)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        184.7            99.4           57.8           6.1               -           348.0
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                            (131.6)          132.5              -             -               -             0.9
     Interest expense                          13.7             6.5            5.7             -           (10.2)(2)        15.7
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total benefits, losses and expenses           550.2           420.9          458.5          33.2           (10.2)        1,452.6
                                         -------------- ------------- -------------- -------------- --------------   --------------
Income (loss) before income taxes              63.9           (28.1)           6.0          14.6               -            56.4
Income tax expense (benefit)                    2.5           (10.5)           2.1           5.1               -            (0.8)
Equity in subsidiaries                            -            65.3              -             -           (65.3)(4)           -
                                         -------------- ------------- -------------- -------------- --------------   --------------
Net income (loss)                         $    61.4       $    47.7     $      3.9     $     9.5      $    (65.3)     $     57.2
                                         ============== ============= ============== ============== ==============   ==============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                                  Pro Forma        Pro Forma
(Millions)                                  ING USA        ELIC          USG          ULA        Adjustments     Consolidated
                                          ------------ ------------- ------------ ------------  --------------   --------------

Revenue:
   Premiums                               $        -    $     30.2    $     1.1    $      -      $       -         $      31.3
   Fee income                                  204.0          54.0         20.0         3.7              -               281.7
   Net investment income                       197.7         249.7        416.6        44.1          (12.2)(2)           895.9
   Net realized capital gains (losses)           4.2         (43.7)       (65.7)        2.1              -              (103.1)
   Other income (loss)                           3.5          10.3          2.4         0.1              -                16.3
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total revenue                                  409.4         300.5        374.4        50.0          (12.2)            1,122.1
                                          ------------ ------------- ------------ ------------  --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders               276.5         246.0        370.5        26.8              -               919.8
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                        139.7          46.5         33.0         1.0              -               220.2
       Commissions                             288.7          41.5         71.7         0.6              -               402.5
       Policy acquisition costs deferred      (292.2)       (186.6)       (80.2)          -              -              (559.0)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                         127.8         126.0         44.5         3.8              -               302.1
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                             (104.9)        100.9            -           -              -                (4.0)
      Interest expense                          16.0           6.9          6.1           -          (12.2)(2)            16.8
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total benefits, losses and expenses            451.6         381.2        445.6        32.2          (12.2)            1,298.4
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before income taxes              (42.2)        (80.7)       (71.2)       17.8              -              (176.3)
Income tax expense (benefit)                   (12.5)        (29.0)       (24.9)        6.2              -               (60.2)
Equity in subsidiaries                             -         (76.0)           -           -           76.0(4)                -
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before cumulative effect
    of change in accounting principle      $   (29.7)    $  (127.7)    $  (46.3)    $  11.6       $   76.0        $     (116.1)
                                          ============ ============= ============ ============  ==============   ==============


Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                                                     Pro Forma       Pro Forma
(Millions)                                 ING USA         ELIC           USG            ULA        Adjustments    Consolidated
                                        -------------- -------------- ------------- -------------- --------------  --------------

Revenue:
   Premiums                             $        -      $     33.2     $      1.1     $      -       $      -       $     34.3
   Fee income                                188.9            56.7           23.9          4.8              -            274.3
   Net investment income                      94.4           234.7          481.0         54.1          (14.3)(2)        849.9
   Net realized capital gains (losses)        (6.5)          (32.7)         (55.5)         1.3              -            (93.4)
   Other income (loss)                           -             9.4            1.4            -              -             10.8
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total revenue                                276.8           301.3          451.9         60.2          (14.3)         1,075.9
                                        -------------- -------------- ------------- -------------- --------------  --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders             209.0           179.2          356.1         38.9              -            783.2
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                      119.9            94.7           23.3          3.3              -            241.2
       Commissions                           232.4            51.0           35.4          0.7              -            319.5
       Policy acquisition costs
         deferred                           (128.2)         (312.6)         (47.1)        (0.6)             -           (488.5)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        49.6            55.6           65.3          4.4              -            174.9
   Goodwill                                    4.2            13.0           19.1          1.1              -             37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                           (225.6)          224.6              -            -              -             (1.0)
     Interest expense                         19.4             7.3           10.8          0.3          (14.3)(2)         23.5
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total benefits, losses and expenses          280.7           312.8          462.9         48.1          (14.3)         1,090.2
                                        -------------- -------------- ------------- -------------- --------------  --------------
Income (loss) before income taxes             (3.9)          (11.5)         (11.0)        12.1              -            (14.3)
Income tax expense (benefit)                   0.1             0.5            2.8          4.6              -              8.0
Equity in subsidiaries                           -           (17.8)             -            -           17.8(4)             -
                                        -------------- -------------- ------------- -------------- --------------  --------------
Net income (loss)                       $     (4.0)     $    (29.8)    $    (13.8)  $      7.5       $   17.8       $    (22.3)
                                        ============== ============== ============= ============== ==============  ==============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on December 31, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:


                                                                                  Year ended
                                                                                  December 31,
        (Millions)                                                                   2001
                                                                                --------------

        Pro forma consolidated net income (loss)                                $       (22.3)
        Add back goodwill amortization, net of tax                                       37.0
                                                                                --------------
        Adjusted pro forma consolidated net income                              $        14.7
                                                                                ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2001.

(c)    Exhibits

       Reference
       Number         Page       Exhibit Description

       99.1           1-40       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for Equitable Life Insurance
                                 Company of Iowa, including Report of
                                 Independent Auditors.

       99.2           1-27       Audited  statutory  basis  financial
                                 statements for the year ended December 31, 2002, for Ameribest Life Insurance Company, including Report of Independent Auditors.

       99.3           1-33       Audited statutory basis financial  statements
                                 for the years ended December 31, 2003 and 2002, for USG Annuity & Life Company, including
                                 Report of Independent Auditors.

       99.4           1-32       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for United Life & Annuity
                                 Insurance Company, including Report of
                                 Independent Auditors.

                                                                    Exhibit 99.1



                         Report of Independent Auditors

Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" which, effective January 1, 2004, merged with an affiliate ING USA Annuity and Life Insurance Company, an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Division of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.



                                                               /s/ Ernst & Young


March 22, 2004

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis


                                                                                            December 31
                                                                                     2003                 2002
                                                                                -----------------------------------
                                                                                           (In Thousands)
Admitted assets
Cash and invested assets:
  Bonds                                                                          $ 3,758,375          $ 3,207,349
  Preferred stocks                                                                       441                  441
  Common stocks                                                                      112,959              120,285
  Subsidiaries                                                                     1,073,826              811,079
  Mortgage loans                                                                   1,024,031              864,597
  Real estate, less accumulated depreciation (2003-$0;
    2002-$339)                                                                         1,800                3,651
  Contract loans                                                                     126,488              130,790
  Other invested assets                                                              247,753              180,120
  Cash and short-term investments                                                    136,325               28,002
                                                                                -----------------------------------
Total cash and invested assets                                                     6,481,998            5,346,314
Deferred and uncollected premiums, less loading (2003- $801,
  2002- $785)                                                                         63,386               64,607
Accrued investment income                                                             44,056               47,007
Reinsurance balances recoverable                                                       1,805                  785
Data processing equipment, less accumulated depreciation
  (2003-$6,791; 2002-$5,459)                                                              58                  186
Indebtedness from related parties                                                      5,015              108,320
Federal income tax recoverable (including $20,472 and $571 net
  deferred tax assets at December 31, 2003 and 2002, respectively)                    20,472               53,912
Separate account assets                                                            1,044,925              959,377
Other assets                                                                         442,871              303,168
                                                                                -----------------------------------
Total admitted assets                                                            $ 8,104,586          $ 6,883,676
                                                                                ===================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis

                                                                                          December 31
                                                                                      2003             2002
                                                                                ----------------------------------
                                                                                          (In Thousands,
                                                                                      except share amounts)
Liabilities and capital surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                    $ 4,818,747        $ 4,294,323
    Deposit type contracts                                                           620,717            190,201
    Policyholders' funds                                                                 252                310
    Dividends payable                                                                 16,905             23,795
    Unpaid claims                                                                      1,195              2,227
                                                                                ----------------------------------
  Total policy and contract liabilities                                            5,457,816          4,510,856
  Accounts payable and accrued expenses                                               36,740             31,714
  Indebtedness to related parties                                                    133,258             66,265
  Asset valuation reserve                                                             38,410             26,123
  Interest maintenance reserve                                                        29,987             15,472
  Federal income taxes payable                                                        18,417                  -
  Borrowed money, net                                                                176,983            148,996
  Other liabilities                                                                  (13,244)           (19,337)
  Separate account liabilities                                                     1,044,925            959,377
                                                                                ----------------------------------
Total liabilities                                                                  6,923,292          5,739,466
Capital and surplus:
   Common stock: $1.00 par value; authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares                                           5,000              5,000
   Paid in and contributed surplus                                                 1,236,632          1,236,632
   Unassigned deficit                                                                (60,338)           (97,422)
                                                                                ----------------------------------
Total capital and surplus                                                          1,181,294          1,144,210
                                                                                ----------------------------------
Total liabilities and capital and surplus                                        $ 8,104,586        $ 6,883,676
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis


                                                                                     Year ended December 31
                                                                                     2003              2002
                                                                                ----------------------------------
                                                                                         (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                               $ 2,133,311         $ 1,839,818
   Policy proceeds and dividends left on deposit                                       2,026               1,840
   Net investment income                                                             307,296             247,193
   Amortization of interest maintenance reserve                                       (2,855)             (1,930)
   Commissions, expenses paid and other miscellaneous expenses                            86                 179
   Other income                                                                       17,534              23,058
                                                                                ----------------------------------
Total premiums and other revenues                                                  2,457,398           2,110,158
Benefits paid or provided:
  Death benefits                                                                      41,587              44,630
  Annuity benefits                                                                   114,717             124,590
   Surrender benefits                                                                683,949             692,942
   Interest on policy or contract funds                                               10,524               5,440
   Other benefits                                                                      6,398               7,943
   Increase in life, annuity, and accident and health reserves                     1,433,202           1,201,144
   Net transfers from separate accounts                                             (121,443)           (135,686)
                                                                                ----------------------------------
Total benefits paid or provided                                                    2,168,934           1,941,003
Insurance expenses:
  Commissions                                                                        206,214             158,533
  General expenses                                                                    54,442              44,751
  Insurance taxes, licenses and fees, excluding federal income taxes                   2,581               3,824
  Other deductions                                                                     2,281                 756
                                                                                ----------------------------------
Total insurance expenses                                                             265,518             207,864
                                                                                ----------------------------------
Gain (loss) from operations before policyholder dividends, federal
  income taxes and net realized capital gains (losses)                                22,946             (38,709)
Dividends to policyholders                                                            13,683              23,406
                                                                                ----------------------------------
Gain (loss) from operations before federal income taxes and net realized
   capital gains (losses)                                                              9,263             (62,115)
Federal income taxes                                                                  26,865              37,810
                                                                                ----------------------------------
Loss from operations before net realized capital gains (losses)                      (17,602)            (99,925)
Net realized capital gains (losses) net of income tax expense (benefit)
   2003 - $(9,263) and 2002 - $(10,546); and excluding net transfers to the
   interest maintenance reserve 2003 - $11,660 and 2002 - $3,157                       2,597             (22,521)
                                                                                ----------------------------------
Net loss                                                                         $   (15,005)        $  (122,446)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
Common stock:
  Balance at beginning and end of year                                          $     5,000          $     5,000
                                                                                -------------        -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                   1,236,632              721,632
   Capital contributions                                                                  -              515,000
                                                                                -------------        -------------
   Balance at end of year                                                         1,236,632            1,236,632
                                                                                -------------        -------------
Unassigned deficit:
   Balance at beginning of year                                                     (97,422)             329,096
   Net loss                                                                         (15,005)            (122,446)
   Change in net unrealized capital gains or losses                                  40,085             (307,450)
   Change in nonadmitted assets                                                       7,194              (58,896)
   Change in asset valuation reserve                                                (12,287)                 670
   Change in net deferred income tax                                                 17,097               61,604
                                                                                -------------        -------------
   Balance at end of year                                                           (60,338)             (97,422)
                                                                                -------------        -------------
Total capital and surplus                                                       $ 1,181,294          $ 1,144,210
                                                                                =============        =============


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis


                                                                                        Year ended December 31
                                                                                     2003                2002
                                                                                -------------       ---------------
                                                                                          (In Thousands)
Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                              $  2,134,739        $    1,780,915
Net investment income received                                                       375,667               293,438
Commissions, expenses paid and miscellaneous expenses                             (1,130,672)              (920,278)
Benefits paid                                                                       (990,503)             (875,116)
Net transfers from separate accounts                                                 125,168               148,848
Dividends paid to policyholders                                                      (20,097)              (23,568)
Federal income taxes received (paid)                                                  54,155               (47,836)
Other revenues                                                                        19,771                24,690
                                                                                -------------       ---------------
Net cash provided by operations                                                      568,228               381,093

Investment activities
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                            4,136,759             3,714,591
  Preferred and common stocks                                                         28,835                   357
  Mortgage loans                                                                     164,802               103,567
  Real estate                                                                          1,550                 2,241
  Other invested assets                                                                  970                51,647
  Net (losses) gains on cash and short term investments                                 (312)                    3
  Miscellaneous proceeds                                                                 139                84,645
                                                                                -------------        --------------
Net proceeds from sales, maturities, or repayments of investments                  4,332,743             3,957,051

Cost of investments acquired:
  Bonds                                                                            4,739,924             4,117,843
  Preferred and common stocks                                                        246,024               556,492
  Mortgage loans                                                                     324,206               121,122
  Other invested assets                                                                  509                   844
  Miscellaneous applications                                                          71,432               106,949
                                                                                -------------        --------------
Total cost of investments acquired                                                 5,382,095             4,903,250
Net change in contract loans                                                           4,302                 9,638
                                                                                -------------        --------------
Net cash used in investment activities                                            (1,045,050)             (936,561)

Financing and miscellaneous activities
Cash provided:
  Capital and surplus paid-in                                                              -               506,300
  Borrowed money                                                                      27,987                13,008
  Net deposits on deposit-type contract funds                                        412,265                21,616
  Other uses                                                                         144,893               (42,858)
                                                                                -------------        --------------
Net cash provided by financing and miscellaneous activities                          585,145               498,066
                                                                                -------------        --------------
Net change in cash and short-term investments                                        108,323               (57,402)
Cash and short-term investments:
   Beginning of year                                                                  28,002                85,404
                                                                                -------------        --------------
   End of year                                                                  $    136,325         $      28,002
                                                                                =============        ==============


   The accompanying notes are an integral part of these financial statements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company  offers  various  insurance  products  including  deferred  and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     On December 12, 2002, the Board of Directors of the Company approved a plan of merger with an affiliate of the Company, Ameribest Life Insurance Company, a Georgia domiciled company, effective January 1, 2003. The Company was the surviving corporation of the transaction. The 1,666,666.67 issued and outstanding shares of Ameribest Life Insurance Company were retired and canceled upon the effective time and date of the merger. The Georgia Department of Insurance approved the merger on December 18, 2002 and the Iowa Department of Insurance approved the merger on December 27, 2002, with the effective date of the merger being January 1, 2003. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss and other capital and surplus adjustments for the twelve months ended December 31, 2002, were $2,082,573,000, $(119,795,000) and
     $210,415,000 respectively for the Company and $27,585,000, $(2,651,000) and
     $513,000 respectively for Ameribest.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership agreements, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest rate method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $239,161,000 at December 31, 2003. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,514,000 at December 31, 2003.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 12% of the Company's ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $13,683,000 and $23,406,000 were incurred 2003 and 2002, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                             December 31
                                                                                     2003                   2002
                                                                                ----------------      ---------------
                                                                                           (In Thousands)

     Deferred federal income taxes                                              $     154,178         $     160,490
     Agents' debt balances                                                                376                   267
     Furniture and equipment                                                            2,668                 4,337
     Leasehold improvements                                                               902                 1,033
     Deferred and uncollected premium                                                     145                   426
     Commuted commission                                                                  829                 1,108
     Suspense debts                                                                     4,264                 3,586
     Other                                                                                922                   231
                                                                                ----------------      ---------------
     Total nonadmitted assets                                                   $     164,284         $     171,478
                                                                                ================      ===============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $665,500,000 and repaid $698,900,000 in 2003, and borrowed $1,267,535,000 and repaid $1,267,535,000 in 2002. These borrowings were on a short-term basis at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $61,876 and $206,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                               Gross       Gross
                                                                                 Amortized   Unrealized  Unrealized     Fair
                                                                                   Cost         Gains      Losses       Value
                                                                                -----------  ----------  -----------  ----------
                                                                                                  (In Thousands)

     At December 31, 2003:
     U.S. Treasury securities                                                   $   63,442   $      746  $       41   $   64,147
       obligations of U.S. government
       corporations and agencies
     States, municipalities,
       and political subdivisions                                                   15,248           12       1,208       14,052
     Foreign government                                                             95,347        9,942         525      104,764
     Public utilities securities                                                   358,013       18,034       2,097      373,950
     Corporate securities                                                        1,767,783       96,572      12,490    1,851,865
     Mortgage-backed securities                                                    947,342       17,669      16,982      948,029
     Commercial mortgage-backed securities                                         172,654       11,602         584      183,672
     Other structured securities                                                   339,186        5,674      11,660      333,200
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,759,015      160,251      45,587    3,873,679
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 108,680        4,304          25      112,959
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       109,121        4,304          25      113,400
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,868,136   $  164,555  $   45,612   $3,987,079
                                                                                ===========  ==========  ===========  ==========
     December 31, 2002:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies                                                $   23,522   $    1,617  $        -   $   25,139
     States, municipalities,
       and political subdivisions                                                      248           11           -          259
     Foreign government                                                            172,130       12,466       4,538      180,058
     Public utilities securities                                                   213,753       10,027       3,722      220,058
     Corporate securities                                                        1,508,444       97,591      12,406    1,593,629
     Mortgage-backed securities                                                    911,369       41,639      20,820      932,188
     Other structured securities                                                   378,523       23,113      19,667      381,969
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,207,989      186,464      61,153    3,333,300
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 120,051          234           -      120,285
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       120,492          234           -      120,726
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,328,481   $  186,698  $   61,153   $3,454,026
                                                                                ===========  ==========  ===========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                 More than 6
                                               months and less
                           Less than 6          than 12 months      More than 12
                        months below cost         below cost       months below cost           Total
                       -------------------  -------------------  -------------------   ------------------
                                                         (In Thousands)

     Fair value         $     521,371        $     315,592        $      53,556         $    890,519
     Unrealized loss            4,839               21,102               19,646               45,587


     Of the unrealized losses more than 6 months and less than 12 months in duration of $21,102,000, there were $4,481,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $16,621,000 as of December 31, 2003 included the following significant items:

          $9,004,000 of unrealized losses related to mortgage-backed and structure securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $118,777,000.

          $4,324,000 of unrealized losses related to the energy/utility industry, for which the fair value was $75,347,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

          $1,895,000 of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1,858,000 for which the fair value was $11,796,000. Credit exposures are in the beverage industry in Italy and Great Britain.

          $1,398,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $26,033,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what management believes to be the largest and most financially secure companies in the sector.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Of the unrealized losses more than 12 months in duration of $19,645,000, there were $197,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $19,448,000 as of December 31, 2003 included the following significant items:

          $17,930,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $31,213,000.

          $654,000 of unrealized losses related to the airline industry, for which the fair value was $10,725,000. During 2003, the airline industry continued to suffer from decreased passenger volumes partially offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates for which the specific collateral is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $864,000 relate to a fair value of $9,161,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                     Amortized           Fair
                                                                                       Cost              Value
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     December 31, 2003
     Maturity:
       Due in 1 year or less                                                    $     23,004      $      23,270
       Due after 1 year through 5 years                                              948,836            997,266
       Due after 5 years through 10 years                                            950,055            997,168
       Due after 10 years                                                            377,938            391,074
                                                                                ----------------  ----------------
                                                                                   2,299,833          2,408,778

     Mortgage-backed securities                                                      947,342           948,029
     Commercial mortgage-backed securities                                           172,654           183,672
     Other structured securities                                                     339,186           333,200
                                                                                ----------------  ----------------
     Total                                                                      $  3,759,015      $  3,873,679
                                                                                ================  ================

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $2,434,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Amortized cost                                                             $   3,759,015     $   3,207,989
     Less nonadmitted bonds                                                              (640)             (640)
                                                                                ----------------  ----------------
     Carrying value                                                             $   3,758,375     $   3,207,349
                                                                                ================  ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $2,329,158,000 and $2,334,028,000 in 2003 and
     2002, respectively. Gross gains of $48,928,000 and $43,441,000 and gross losses of $11,521,000 and $37,946,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Equity securities - affiliated                                             $      5,349      $         35
     Equity securities - unaffiliated                                                    215                 -
     Bonds                                                                           222,611           249,688
     Mortgage loans                                                                   67,158            66,004
     Contract loans                                                                    6,464             7,840
     Real estate                                                                         367               757
     Other                                                                            26,435           (58,291)
                                                                                ----------------  ----------------
     Total investment income                                                         328,599           266,033

     Investment expenses                                                             (21,303)          (18,840)
                                                                                ----------------  ----------------
     Net investment income                                                      $    307,296      $    247,193
                                                                                ================  ================

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Investment purchase commitments                                            $     37,678      $       47,317


Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $126,983,000 and $95,972,777 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $126,317,000 and $95,936,000 and a fair value of $127,423,000 and $97,433,000 at December 31, 2003 and 2002, respectively.
     The securities have a weighted average coupon of 5.4% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003 and 2002, the amounts outstanding on these agreements were $0 and $3,000,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $0 and $3,135,000 and a fair value of $0 and $3,163,000 at December 31, 2003 and 2002, respectively.

     The maximum and minimum lending rates for new long-term commercial mortgage loans during 2003 were 6.20% and 2.78%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 89.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2003 and 2002 was $54,000 and $23,000, respectively.


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     The Company uses S&P Options to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at far value with the change in value running through the income statement. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                                 Notional    Carrying      Fair
                                                                                  Amount       Value       Value
                                                                                ----------   ----------   ---------
                                                                                           (In Thousands)

     December 31, 2003
     Interest rate contracts:
       Swaps                                                                    $  316,584   $        -   $  (9,103)
       Caps owned                                                                  595,000        1,231          10
       Options owned                                                             1,287,802      100,942     100,942
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $2,199,386   $  102,173   $  91,849
                                                                                ==========   ==========   =========

     December 31, 2002
     Interest rate contracts:
       Swaps                                                                    $  266,098   $        -   $  (4,428)
       Caps owned                                                                  743,000        2,508         908
       Options owned                                                               856,438       30,325      30,325
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $1,865,536   $   32,833   $  26,805
                                                                                ==========   ==========   =========


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $244,590,000 and $215,967,000 and with an aggregate market value of $256,968,000 and $201,208,000 at December 31, 2003 and
     2002, respectively. Those holdings amounted to 6.5% of the Company's investments in bonds and 3.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $96,917,000 and $73,548,000 with an aggregate NAIC market value of $99,937,000 and $79,056,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.5% of the Company's investment in bonds and 1.4% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (18.74%) and Texas (9.18%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $29,000,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount       Percent
                                                                                -------------  ----------
                                                                                     (In Thousands)

     December 31, 2003
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  2,005,225      34.0%
       At book value less surrender charge                                         1,270,988      21.5
        At fair value                                                              1,020,807      17.3
                                                                                -------------  ----------
     Subtotal                                                                      4,297,020      72.8

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         716,305      12.1
     Not subject to discretionary withdrawal                                         885,463      15.1
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         5,898,788     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          556,052
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  5,342,736
                                                                                =============
     December 31, 2002
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  1,813,570      37.2%
       At book value less surrender charge                                           864,057      17.7
       At fair value                                                               1,079,649      22.2
                                                                                -------------  ----------
     Subtotal                                                                      3,757,276      77.1

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         447,961       9.2
     Not subject to discretionary withdrawal                                         669,775      13.7
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         4,875,012     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          576,980
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  4,298,032
                                                                                =============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan, which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                          Pension Benefits          Other Benefits
                                                       -----------------------  ----------------------
                                                          2003         2002        2003        2002
                                                       ----------  -----------  ----------  ----------
                                                                        (In Thousands)
    Change in benefit obligation
     Benefit obligation at beginning of year           $  8,115    $   13,015   $  6,694    $   5,383
     Service cost                                             -           546        676          210
     Interest cost                                          540         1,008        410          400
     Contribution by plan participants                        -             -      2,048          376
     Actuarial gain (loss)                                2,103        (6,153)    (1,471)         373
     Benefits paid                                         (415)         (301)    (2,667)        (847)
     Plan amendments                                          -             -          -          799
                                                       ----------  -----------  ----------  ----------
     Benefit obligation at end of year                 $ 10,343    $    8,115   $  5,690    $   6,694
                                                       ==========  ===========  ==========  ==========

     Change in plan assets
     Fair value of plan assets at beginning of year    $      -    $        -   $      -    $       -
     Actual return on plan assets                             -             -          -            -
     Employer contribution                                  415           301        619          471
     Plan participants' contributions                         -             -      2,048          376
     Benefits paid                                         (415)         (301)    (2,667)        (847)
                                                       ----------  -----------  ----------  ----------
Fair value of plan assets at end of year               $      -    $        -   $      -    $       -
                                                       ==========  ===========  ==========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------


                                                            Pension Benefits          Other Benefits
                                                       ------------------------- ------------------------
                                                          2003         2002        2003        2002
                                                       -----------  ------------ ------------ -----------
                                                                        (In Thousands)

     Funded status                                     $ (10,343)   $ (8,115)    $ (5,690)    $ (6,694)
     Unamortized prior service credit                       (290)       (318)        (648)        (746)
     Unrecognized net (gain) or loss                      (1,276)     (3,715)      (1,917)       2,566
     Remaining net obligation                                 28          31        2,733            -
                                                       -----------  ------------ ------------ -----------
     Net amount recognized                             $ (11,881)   $(12,117)    $ (5,522)    $ (4,874)
                                                       ===========  ============ ============ ===========

     Components of net periodic benefit cost
     Service cost                                      $       -    $    546     $    676     $    210
     Interest cost                                           540       1,008          410          400
     Expected return on plan assets                            -           -            -            -
     Amortization of unrecognized transition
       obligation or transition assets                         2           2          304          304
     Amount of recognized gains and losses                  (336)        100          (25)         (42)
     Amount of prior service cost recognized                 (28)        (28)         (98)         701
     Amount of gain or loss recognized
       due to a settlement or curtailment                      -           -            -            -
                                                       ------------ ------------ ------------ -----------
     Total net periodic benefit cost                   $     178    $  1,628     $  1,267     $  1,573
                                                       ============ ============ ============ ===========

     In addition, the Company has a pension benefit obligation and an other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $623,000 and $682,000, and $3,665,000 and $2,633,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2003 and 2002 were as follows:


                                                              2003              2002
                                                       ----------------  -----------------
     Weighted-average discount rate                           6.25 %            6.75 %
     Rate of increase in compensation level                   3.75 %            3.75 %
     Expected long-term rate of return on assets              8.75 %            9.00 %


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.0% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $48,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $46,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     401(k) Plan

     The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $569,000 and $681,000 for 2003 and 2002, respectively.


8.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The general nature and characteristics of the separate accounts business follows:


                                                                                 Nonguaranteed
                                                                                   Separate
                                                                                   Accounts
                                                                                --------------
                                                                                (In Thousands)

     December 31, 2003
     Premium, consideration or deposits for year ended December 31, 2003        $    23,144
                                                                                ==============

     Reserves for accounts with assets at:
       Market value                                                             $ 1,020,807
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $ 1,020,807
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to discretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                            1,020,807
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
     Subtotal                                                                     1,020,807

     Not subject to discretionary withdrawal                                              -
                                                                                --------------
     Total separate account reserves                                            $ 1,020,807
                                                                                ==============
     December 31, 2002
     Premium, consideration or deposits for year ended December 31, 2002        $    33,970
                                                                                ==============
     Reserves for accounts with assets at:
       Market value                                                             $   931,533
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $   931,533
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to descretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                              931,533
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
       Subtotal                                                                     931,533
       Not subject to discretionary withdrawal                                            -
                                                                                --------------
     Total separate account reserves                                            $   931,533
                                                                                ==============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     Transfers as reported in the Summary of Operations
      of the Separate Accounts Statement:
      Transfers to separate accounts                                            $     23,144      $       33,970
      Transfers from separate accounts                                               144,588             169,689
                                                                                ----------------  ----------------
     Net transfers from separate accounts                                           (121,444)           (135,719)

     Reconciling adjustments:
      Other transfers                                                                      1                  33
                                                                                ----------------  ----------------
Transfers as reported in the Statement of Operations                            $   (121,443)     $     (135,686)
                                                                                ================  ================


9.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,912,796,000 and $1,299,151,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:



                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  -------------
                                                                                       (In Thousands)

     Premiums                                                                   $     5,107    $     5,223
     Benefits paid or provided                                                        7,356          8,481
     Policy and contract liabilities at year end                                    585,318        604,861


     During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) at December 31 are as follows:


                                                                                       December 31
                                                                                    2003          2002
                                                                                -------------  ------------
                                                                                      (In Thousands)

     Total gross deferred tax assets                                            $    180,746   $   166,200
     Total deferred tax liabilities                                                   (6,096)       (5,139)
                                                                                -------------  ------------
     Net deferred tax asset                                                          174,650       161,061
     Deferred tax asset nonadmitted                                                 (154,178)     (160,490)
                                                                                -------------  ------------
     Net admitted deferred tax asset                                            $     20,472   $       571
                                                                                =============  ============
     Decrease (increase) in nonadmitted asset                                   $      6,312   $   (63,007)
                                                                                =============  ============


     Significant components of income taxes incurred as of December 31 are:

     Current income taxes incurred consisted of the following major components:


                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  ------------
                                                                                       (In Thousands)

     Federal taxes on stand alone operations                                    $    26,865    $   (18,201)
     Federal taxes paid to affiliates under tax sharing agreement                         -         67,278
     Consolidated operations loss carryback utilized                                      -        (11,267)
                                                                                -------------  ------------
     Total taxes on operations                                                       26,865         37,810
                                                                                -------------  ------------
     Federal taxes on capital gains                                                  (9,263)        (1,301)
     Federal taxes paid to affiliates under tax sharing agreement                         -          3,896
     Consolidated operations loss carryback utilized                                      -        (12,625)
                                                                                -------------  ------------
     Total taxes on capital gains                                                    (9,263)       (10,030)
                                                                                -------------  ------------
     Total taxes incurred                                                       $    17,602    $    27,780
                                                                                =============  ============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                        December 31
                                                                                    2003             2002
                                                                                --------------  --------------
                                                                                       (In Thousands)

     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                               $    25,293     $     31,238
       Insurance reserves                                                            21,429           21,250
       Investments                                                                   18,791           19,753
       Policyholder dividends                                                         5,917            8,328
       Nonadmitted assets                                                             3,484            3,700
       Unrealized loss on investments                                                     -              704
       Goodwill                                                                         799              880
       Operations loss carryforwards                                                 92,808           72,890
       AMT carryforward                                                               4,000                -
       Other                                                                          8,225            7,457
                                                                                --------------  --------------
     Total deferred tax assets                                                      180,746          166,200
     Deferred tax assets nonadmitted                                               (154,178)        (160,490)
                                                                                --------------  --------------
     Admitted deferred tax assets                                                    26,568            5,710
                                                                                --------------  --------------
     Deferred tax liabilities resulting from book/tax differences in:
       Fixed assets                                                                      62            2,164
       Investments                                                                      746              132
       Due & deferred premiums                                                        2,196            2,488
       Unrealized gains on investments                                                3,092                -
       Other                                                                              -              355
                                                                                --------------  --------------
     Total deferred tax liabilities                                                   6,096            5,139
                                                                                --------------  --------------
     Net admitted deferred tax asset                                            $    20,472     $        571
                                                                                ==============  ==============


     The change in net deferred income taxes is comprised of the following:


                                                                                           December 31
                                                                                   2003        2002       Change
                                                                                ----------  ----------  ----------
                                                                                          (In Thousands)

     Total deferred tax asset                                                   $ 180,746   $ 166,199   $  14,547
     Total deferred tax liabilities                                                 6,096       5,139         957
                                                                                ----------  ----------  ----------
     Net deferred tax asset                                                     $ 174,650   $ 161,060   $  13,590
                                                                                ==========  ==========
     Remove current year change in unrealized gains                                                         3,507
                                                                                                        ----------
     Change in net deferred income tax                                                                     17,097
     Remove other items in surplus:
       Current year change in non-admitted assets                                                             216
       Other                                                                                                  289
                                                                                                        ---------
                                                                                                        $  17,602
                                                                                                        =========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income, (including capital items) before income taxes. The significant items causing this difference are:


                                                                                   Year Ended
                                                                                December 31, 2003
                                                                                -----------------
                                                                                 (In Thousands)

     Ordinary income                                                            $         9,263
     Capital gains (losses)                                                               4,994
                                                                                -----------------
     Total pre-tax income                                                       $        14,257
                                                                                =================
     Provision computed at statutory rate                                       $         4,990
     Refinement of deferred tax balances                                                 (4,529)
     Interest maintenance reserve                                                           999
     Dividends received deduction                                                        (1,483)
     Other                                                                                   23
                                                                                -----------------
     Total                                                                      $             -
                                                                                =================
     Federal income taxes incurred                                              $        17,602
     Change in net deferred income taxes                                                (17,602)
                                                                                -----------------
     Total statutory income taxes                                               $             -
                                                                                =================

     The Company has operations loss carryforwards of $265,165,000, which expire in 2017.

     The Company had a payable to the United States Treasury of $15,723,000 and a receivable from the United States Treasury of $55,341,000 for federal income taxes as of December 31, 2003 and 2002, respectively. In addition, under the inter-company tax sharing agreement, the Company has a net payable of $11,526,000 and a net receivable of $28,301,000 at December 31, 2003 and 2002, respectively, for federal income taxes with its subsidiaries.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Common stock                                                               $   1,073,826     $     811,079
     (Payable to) receivable from subsidiaries                                        (94,524)            2,102


     Summarized financial information for these subsidiaries is as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Revenues                                                                   $    5,835,610    $     7,929,991
     Income (loss) before net realized gains on investments                            113,648           (235,729)
     Net loss                                                                           39,172           (277,136)
     Admitted assets                                                                31,161,112         24,301,380
     Liabilities                                                                    30,087,287         23,490,301


12.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of the statutory net gain from operations or ten percent of surplus at December 31 of the preceding year. In 2004, the Company can pay dividends of $118,000,000 without prior approved from the Iowa Division of Insurance.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company met the RBC requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                                    December 31
                                                                                          2003                     2002
                                                                                ------------------------ ------------------------
                                                                                 Carrying       Fair       Carrying       Fair
                                                                                   Value        Value        Value        Value
                                                                                ------------ ------------ ------------ -----------
                                                                                                    (In Thousands)
     Assets:
       Bonds                                                                    $ 3,758,375  $ 3,873,679  $ 3,207,349  $ 3,333,300
       Preferred stocks                                                                 441          441          441          441
       Unaffiliated common stocks                                                   108,680      112,959          285          285
       Mortgage loans                                                             1,024,031    1,086,163      864,597      948,750
       Contract loans                                                               126,488      126,488      130,790      130,790
       Derivative securities                                                        102,173       91,849       32,833       26,805
       Short-term investments                                                       104,000      104,000       22,821       22,821
       Cash                                                                          32,325       32,325        5,181        5,181
       Investment in surplus notes                                                  135,000      167,805      135,000      191,228
       Indebtedness from related parties                                              5,015        5,015      108,320      108,319
       Separate account assets                                                    1,044,925    1,044,925      959,377      959,377
       Receivable for securities                                                        176          176          210          210

     Liabilities:
       Individual and group annuities                                             3,701,212    3,591,686    3,131,561    3,052,911
       Guaranteed investment contracts                                              425,401      425,449            -            -
       Deposit type contract                                                        195,316      195,316      190,201      191,677
       Policyholder funds                                                            18,351       18,351       26,333       26,333
       Indebtedness to related parties                                              133,258      133,258       66,265       66,265
       Separate account liabilities                                               1,044,925    1,044,925      959,377      959,377

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 11% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2003 and 2002 is $4,968,378,000 and $4,232,177,000, respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Commitments and Contingencies

     Subsidiary Guarantees

     The Company guarantees contractual policy claims of its subsidiaries, Golden American Life Insurance Company and USG Annuity & Life Company. In the unlikely event that Golden American Life Insurance Company and USG Annuity & Life Company were unable to fulfill their obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2003 and 2002, rent expense totaled $5,528,000 and $4,951,000, respectively. At December 31, 2003, minimum rental payments due under all non-cancelable operating leases are: 2004 - $5,326,000, 2005 - $5,324,000,
     2006 - $5,324,000,  2007 - $5,135,000 and 2008 - $4,948,000 and $42,466,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, ave received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to reporting to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted on variable life insurance customer or ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


15.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred interest expense of $0 and $171,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $16,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $14,461,000 and $11,118,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $15,551,000 and $3,029,000 for the years ended December 31, 2003 and 2002, respectively.

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any Company borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $61,000 and interest income of $730,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $0 payable to ING AIH and $104,000,000 receivable from ING AIH, which is reported on the balance sheets in cash and short-term investments.

     Promissory note: The Company has a promissory note in the amount of $50,000,000 payable to Lion Connecticut Holdings, Inc. The note was issued on April 15, 1997. Interest is charged at an annual rate of 8.75%, and the face amount is due on April 1, 2007. The Company incurred interest expense of $4,375,000 on this note for the years ended December 31, 2003 and 2002, respectively. There are no collateral requirements on this promissory note. This note is reported on the balance sheets in borrowed money.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with a member of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Services Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owned, as of December 31, 2003, 100% of the capital stock, valued on the equity basis of, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


17.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $3,492,000 and $3,494,000 as of December 31, 2003 and 2002,
     respectively, and has recorded a liability. The Company has also recorded an asset of $81,000 and $473,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

18.  Subsequent Events

     Golden American Life Insurance Company ("Golden"), requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. The Company, United Life & Annuity Insurance Company ("ULA"), and USG Annuity and Life Company ("USG") requested the Iowa Division of Insurance (for the Company and ULA) and the Oklahoma Department of Insurance (for USG) approve the merger of the affiliated life insurance company operations of the Company, ULA, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Division of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance on August 11, 2003.

                                                                    Exhibit 99.2


                         Report of Independent Auditors



Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.



                                                            /s/ Ernst and Young


March 22, 2004

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                            (In Thousands)
Admitted assets
Cash and invested assets:
      Bonds                                                                     $    580,896       $     608,870
      Common stocks                                                                        2                  10
      Subsidiary                                                                          25                  25
      Mortgage loans                                                                  36,853              34,829
      Policy loans                                                                       880                 933
      Other invested assets                                                            6,739              13,908
      Cash and short-term investments                                                  3,700              14,741
                                                                                ---------------    ---------------
Total cash and invested assets                                                       629,095            673,316

Deferred and uncollected premiums, less loading (2003 - $0; 2002 - $0)                   (30)               (30)
Accrued investment income                                                              7,614              8,523
Reinsurance balances recoverable                                                          45                112
Federal income tax recoverable (including $2,639 and $5,385 net deferred tax
  assets at December 31, 2003 and 2002, respectively)                                  3,246              6,791
Separate account assets                                                               63,193             64,410
Other assets                                                                             784                375
                                                                                ---------------    ---------------
Total admitted assets                                                           $    703,947       $    753,497
                                                                                ===============    ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                      except share amounts)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $    540,198       $    586,755
        Deposit type contracts                                                        13,869             14,926
        Unpaid claims                                                                      -                 25
                                                                                ----------------   ---------------
     Total policy and contract liabilities                                           554,067            601,706

     Interest maintenance reserve                                                      4,800                188
     Accounts payable and accrued expenses                                             2,657              1,243
     Indebtedness to related parties                                                   1,293              1,634
     Asset valuation reserve                                                           5,966              5,743
     Other liabilities                                                                (2,878)            (2,633)
     Separate account liabilities                                                     63,193             64,410
                                                                                ----------------   ---------------
Total liabilities                                                                    629,098            672,291

Capital and surplus:
     Common stock, authorized 4,200,528 shares of $2.00 par value,
        4,200,528 issued and outstanding                                               8,401              8,401
     Paid-in and contributed surplus                                                  41,241             41,241
     Unassigned surplus                                                               25,207             31,564
                                                                                ----------------   ---------------
Total capital and surplus                                                             74,849             81,206
                                                                                ----------------   ---------------
Total liabilities and capital and surplus                                       $    703,947       $    753,497
                                                                                ================   ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $        1,629     $        1,228
     Policy proceeds and dividends left on deposit                                         491                205
     Net investment income                                                              34,743             44,256
     Amortization of interest maintenance reserve                                        1,075              1,656
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                                  383                502
     Other income                                                                        1,599              1,598
                                                                                ----------------   ----------------
Total premiums and other revenues                                                       39,920             49,445

Benefits paid or provided:
     Annuity benefits                                                                   19,306             20,309
     Surrender benefits                                                                 67,727            100,443
     Interest on policy or contract funds                                                  231                598
     Other benefits                                                                        (25)                25
     Life contract withdrawals                                                           1,712              1,170
     Decrease in life, annuity, and accident and health reserves                       (46,557)           (69,041)
     Net transfers from separate accounts                                              (12,060)           (17,382)
                                                                                ----------------   ----------------
Total benefits paid or provided                                                         30,334             36,122

Insurance expenses:
     Commissions                                                                           529                611
     General expenses                                                                    3,478              1,877
     Insurance taxes, licenses and fees, excluding federal income taxes                    464               (536)
     Other                                                                                   -                  4
                                                                                ----------------   ----------------
Total insurance expenses                                                                 4,471              1,956
                                                                                ----------------   ----------------
Gain from operations before federal income taxes and net realized
     capital gains (losses)                                                              5,115             11,367
Federal income tax benefit                                                              (1,413)            (5,786)
                                                                                ----------------   ----------------
Gain from operations before net realized capital gains (losses)                          6,528             17,153
Net realized capital gains (losses) net of income tax expense (benefit):
     2003 - $0; 2002 - $(3,926) and excluding net transfers to the interest
     maintenance reserve 2003- $5,687; 2002- $(2,310)                                    2,501             (5,602)
                                                                                ----------------   ----------------
Net income                                                                      $        9,029     $       11,551
                                                                                ================   ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)
Common stock:
     Balance at beginning and end of year                                       $      8,401        $        8,401
                                                                                ----------------    ----------------
Paid-in and contributed surplus
     Balance at beginning and end of year                                             41,241                41,241
                                                                                ----------------    ----------------
Unassigned surplus:
     Balance at beginning of year                                                     31,564                16,997
     Net income                                                                        9,029                11,551
     Change in net unrealized capital gains or losses                                     86                (1,396)
     Change in nonadmitted assets                                                      2,016                (5,406)
     Change in asset valuation reserve                                                  (223)                2,909
     Change in surplus as a result of reinsurance                                       (359)                 (475)
     Change in net deferred income tax                                                (4,506)                7,388
     Dividends to stockholder                                                        (12,400)                    -
     Other adjustments                                                                     -                    (4)
                                                                                ----------------    ----------------
     Balance at end of year                                                           25,207                31,564
                                                                                ----------------    ----------------
Total capital and surplus                                                       $     74,849        $       81,206
                                                                                ================    ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Operations
Premiums, policy proceeds, and other
     considerations received, net of reinsurance paid                           $       1,627      $       1,219
Net investment income received                                                         36,628             47,009
Commissions, expenses paid and miscellaneous expenses                                  (2,790)            (2,766)
Benefits paid                                                                         (89,793)          (125,136)
Net transfers to separate accounts                                                     12,010             19,650
Federal income taxes received                                                           2,210              1,697
Other revenues                                                                          1,989              1,637
                                                                                ----------------    --------------
Net cash used in operations                                                           (38,119)           (56,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                            997,840           697,696
     Mortgage loans                                                                     2,456             3,117
     Other invested assets                                                                308                82
     Net losses on cash and short-term investments                                          -              (262)
     Miscellaneous proceeds                                                             7,923               660
                                                                                ----------------    --------------
Net proceeds from sales, maturities, or repayments of investments                   1,008,527           701,293

Cost of investments acquired:
     Bonds                                                                            962,486           632,726
     Mortgage loans                                                                     4,480             7,078
     Other invested assets                                                                396               229
     Miscellaneous applications                                                           690             9,273
                                                                                ----------------    --------------
Total cost of investments acquired                                                    968,052           649,306

Net change in contract loans                                                              (53)              (95)
                                                                                ----------------    --------------
Net cash provided by investment activities                                             40,528            52,082
Financing and miscellaneous activities
Cash provided:
     Borrowed money, net                                                                   (4)                -
     Net deposits on deposit-type contract funds                                          117            (2,938)
     Dividends to stockholder                                                         (12,400)                -
     Other sources                                                                     (1,163)            3,988
                                                                                ----------------    --------------
Net cash (used) provided by financing and miscellaneous activities                    (13,450)            1,050
                                                                                ----------------    --------------
Net decrease in cash and short-term investments                                       (11,041)           (3,558)

Cash and short-term investments:
     Beginning of year                                                                 14,741            18,299
                                                                                ----------------    --------------
     End of year                                                                $       3,700       $    14,741
                                                                                ================    ==============

   The accompanying notes are an integral part of these financial statements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the "Company") is domiciled in Iowa and is a direct, wholly-owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying GAAP equity of the investee.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                           December 31
                                                                                     2003                2002
                                                                                ----------------    ---------------
                                                                                         (In Thousands)

     Deferred federal income taxes                                              $     10,369        $     12,175
     Agents' debit balances                                                               (7)                 22
     Other                                                                                 -                 181
                                                                                ----------------    ---------------
     Total nonadmitted assets                                                   $     10,362        $     12,378
                                                                                ================    ===============


     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $123,000,000 and repaid $123,000,000 in 2003 and borrowed $91,220,000 and repaid $91,220,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $17,000 and $13,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Iowa Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:

       U.S. Treasury securities and obligations      $    48,426      $     798       $      69       $    49,155
       States, municipalities,
            and political subdivisions                       418             29               -               447
       Foreign government                                 30,752            113              75            30,790
       Public utilities securities                        30,435          1,509              83            31,861
       Corporate securities                              322,331          13,447          2,135           333,643
       Mortgage-backed securities                         80,500            739           1,778            79,461
       Commercial mortgage-backed securities              27,892          1,563             130            29,325
       Other asset-backed securities                      40,142            420             824            39,738
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            580,896         18,618           5,094           594,420
       Common stocks                                           -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                 -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total                                         $   580,896      $  18,620       $   5,094       $   594,422
                                                     =============    ============    ============    =============
       At December 31, 2002:

       U.S. Treasury securities and obligations      $   112,154      $   3,593       $       -       $   115,747
       States, municipalities,
            and political subdivisions                       452             39               -               491
       Public utilities securities                        22,776            853             780            22,849
       Corporate securities                              288,160         12,781           1,452           299,489
       Mortgage-backed securities                        128,750          6,063           1,149           133,664
       Commerical mortgage-backed securities              24,221          1,465              62            25,624
       Other asset-backed securities                      32,357            330           6,202            26,485
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            608,870         25,124           9,645           624,349
       Common stocks                                          20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total                                         $   608,890      $  25,132       $   9,663       $   624,359
                                                     =============    ============    ============    =============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                        More than 6
                                   Less than 6         months and less        More than 12
                                   months below        than 12 months         months below
                                       cost              below cost               cost                 Total
                                 -----------------    ------------------    -----------------    ------------------
                                                                  (In Thousands)

     Fair value                  $     77,073         $     86,922          $     13,324         $     177,389
     Unrealized loss                      497                2,725                 1,872                 5,094


     Of the unrealized losses more than 6 months and less than 12 months in duration of $2,725,000, there were $958,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $1,767,000 as of December 31, 2003 included the following significant items:

          $1,258,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $35,618,000.

          $384,000 of unrealized losses related to the energy/utility industry, for which the fair value was $12,734,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $125,000 relate to a fair value of $4,754,000.

     Of the unrealized losses more than 12 months in duration of $1,872,000, there were $1,413,000 in unrealized losses that are primarily related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $8,574,000. The remaining unrealized losses of $459,000 as of December 31, 2003 included the following:

          $446,000 of unrealized losses related to the airline industry, for which the fair value was $3,265,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     19,841      $      20,040
             Due after 1 year through 5 years                                        227,329            232,957
             Due after 5 years through 10 years                                      122,529            127,444
             Due after 10 years                                                       62,663             65,455
                                                                                --------------    ---------------
        Total maturities                                                             432,362            445,896

        Mortgage-backed securities                                                    80,500             79,461
        Commercial mortgage-backed securities                                         27,892             29,325
        Other asset-backed securities                                                 40,142             39,738
                                                                                --------------    ---------------
        Total                                                                   $    580,896      $     594,420
                                                                                ==============    ===============


     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $11,377,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $890,061,000 and $600,173,000 in 2003 and 2002, respectively. Gross gains of $12,342,000 and $15,128,000 and gross losses of $2,375,000 and $13,017,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     33,926       $     42,754
           Mortgage loans                                                              2,568              2,617
           Contract loans                                                                 72                 27
           Other                                                                         309                635
                                                                                ----------------   ----------------
      Total investment income                                                         36,875             46,033
      Investment expenses                                                              2,132              1,777
                                                                                ----------------   ----------------
      Net investment income                                                     $     34,743       $     44,256
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $         165      $         558

     The lending rate for long-term mortgage loans during 2003 was 4.21%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue.


4.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $49,623,000 and $40,723,000 and with an aggregate market value of $51,584,000 and $40,582,000 at December 31, 2003 and 2002, respectively.
     Those holdings amounted to 8.5% of the Company's investments in bonds and 7.7% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $2,480,000 and $17,624,000 with an aggregate NAIC market value of $1,951,000 and $17,726,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 0.43% of the Company's investment in bonds and 0.35% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (46.0%) and Pennsylvania (13.5%). The remaining commercial mortgages relate to properties located in 18 other states. The portfolio is well diversified covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,290,000.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                                ----------------    --------------
                                                                                 (In Thousands)
      December 31, 2003

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $        1,124               0.2%
           At book value less surrender charge of 5% or more                            44,238               7.2
           At fair value                                                                60,233               9.7
                                                                                ----------------    --------------
      Subtotal                                                                         105,595              17.1
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       490,524              79.4
      Not subject to discretionary withdrawal                                           21,806               3.5
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
            before reinsurance                                                         617,925             100.0%
                                                                                                    =============
      Less reinsurance ceded                                                             5,739
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      612,186
                                                                                ================
      December 31, 2002

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $          889               0.1%
           At book value less surrender charge of 5% or more                            94,326              14.2
           At fair value                                                                61,500               9.3
                                                                                ----------------    --------------
      Subtotal                                                                         156,715              23.6
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       482,267              72.6
      Not subject to discretionary withdrawal                                           25,543               3.8
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                          664,525             100.0%
                                                                                                    ==============
      Less reinsurance ceded                                                             1,925
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      662,600
                                                                                ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $201,000 and $408,000, respectively.

     The general nature and characteristics of the Company's nonguaranteed separate accounts business follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
       December 31, 2003

       Premium, consideration or deposits                                       $       201        $       408
                                                                                ================   ================
       Reserves for accounts with assets at:
            Market value                                                        $    60,233        $    61,500
            Amortized cost                                                                -                  -
                                                                                ----------------   ----------------
       Total reserves                                                           $    60,233        $    61,500
                                                                                ================   ================
       Reserves for separate accounts by withdrawal characteristics:
            Subject to descretionary withdrawal:
              With market value adjustment                                      $         -        $         -
              At book value without market value adjustments
                 and with current surrender charge of 5% or more                          -                  -
              At market value                                                        60,233             61,500
              At book value without market value adjustments
                 and with current surrender charge of less than 5%                        -                  -
                                                                                ----------------   ----------------
            Subtotal                                                                 60,233             61,500
            Not subject to discretionary withdrawal                                       -                  -
                                                                                ----------------   ----------------
        Total separate account aggregate reserves                               $    60,233        $    61,500
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                     Year ended December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                         (In Thousands)
      Transfers as reported in the Summary of Operations
           of the Separate Accounts Statement:
           Transfers to separate accounts                                       $        201        $       408
           Transfers from separate accounts                                          (12,261)           (17,790)
                                                                                ----------------    ----------------
      Transfers as reported in the Statement of Operations                      $    (12,060)       $   (17,382)
                                                                                ================    ================


7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                     2003               2002
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Premiums                                                                $    2,550        $     2,832
        Benefits paid or provided                                                   11,049              6,101
        Policy and contract liabilities at year end                                 83,857             91,095

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes

     The components of the net deferred tax asset/(liability) are as follows:


                                                                                           December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                           (In Thousands)

        Total deferred tax assets                                               $     13,725        $      18,420
        Total deferred tax liabilities                                                  (717)                (859)
                                                                                ----------------    ----------------
        Net deferred tax assets                                                       13,008               17,561
        Deferred tax asset nonadmitted                                               (10,369)             (12,176)
                                                                                ----------------    ----------------
        Net admitted deferred tax asset                                         $      2,639        $       5,385
                                                                                ================    ================
        Decrease (increase) in nonadmitted asset                                $      1,807        $      (6,537)
                                                                                ================    ================

     Current income taxes incurred consisted of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Federal taxes on operations                                               $     (1,413)      $     (5,786)
      Federal taxes on capital gains                                                   2,925              3,926
      Capital loss on carryovers utilized                                             (2,925)              (675)
                                                                                ---------------    ----------------
      Total current taxes incurred                                              $     (1,413)      $     (2,535)
                                                                                ===============    ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Present value of insurance in force                                  $     7,291        $     8,751
           Capital loss carryovers                                                      705              3,446
           Investments                                                                3,155              3,270
           Deferred acquisition costs                                                   924              1,096
           Unrealized loss on investments                                               972              1,019
           Insurance reserves                                                           185                113
           Other                                                                        493                725
                                                                                ---------------    ----------------
      Total deferred tax assets                                                      13,725             18,420
      Deferred tax assets nonadmitted                                                10,369             12,176
                                                                                ---------------    ----------------
      Admitted deferred tax assets                                                    3,356              6,244
                                                                                ---------------    ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Investments                                                                  633                725
           Other                                                                         84                134
                                                                                ---------------    ----------------
      Total deferred tax liabilities                                                    717                859
                                                                                ---------------    ----------------
      Net admitted deferred tax asset                                           $     2,639        $     5,385
                                                                                ===============    ================


     The change in net deferred income taxes is comprised of the following:


                                                                                         December 31
                                                                                    2003              2002            Change
                                                                                --------------    --------------   --------------
                                                                                                 (In Thousands)

      Total deferred tax assets                                                 $     13,725      $     18,420     $     (4,695)
      Total deferred tax liabilities                                                     717               859             (142)
                                                                                --------------    --------------   --------------
      Net deferred tax asset                                                    $     13,008      $     17,561           (4,553)
                                                                                ==============    ==============
      Remove current year change in unrealized gains                                                                         47
                                                                                                                   --------------
      Change in net deferred income tax                                                                                  (4,506)
      Remove other items in surplus:
           Current year change in non-admitted assets                                                                        74
                                                                                                                   --------------
      Change in deferred taxes for rate reconciliation                                                             $     (4,432)
                                                                                                                   ==============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                      Year Ended
                                                                                  December 31, 2003
                                                                                ---------------------
                                                                                    (In Thousands)

        Ordinary income                                                         $         5,115
        Capital gains                                                                     8,188
                                                                                ---------------------
        Total pre-tax book income                                               $        13,303
                                                                                =====================
        Provision computed at statutory rate                                    $         4,656
        Refinement of deferred tax balances                                                (455)
        Interest maintenance reserve                                                       (376)
        Nondeductible general expenses                                                        2
        Amortization of reinsurance gain                                                   (764)
        Other                                                                               (44)
                                                                                ---------------------
        Total                                                                   $         3,019
                                                                                =====================
        Federal income taxes incurred                                           $        (1,413)
        Change in net deferred income taxes                                               4,432
                                                                                ---------------------
        Total statutory income taxes                                            $         3,019
                                                                                =====================


     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $738,000 from 2003 and 2002 respectively.

     The Company has a recoverable of $607,000 at December 31, 2003 and $1,406,000 at December 31, 2002 from the United States Treasury for federal income taxes.

     The Company has gross capital loss carry forwards, which expire as follows:


             Expiration Year              Amount
          ----------------------    --------------------
                                      (In Thousands)

                  2005              $      2,014


9.   Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2003, United Variable Services, Inc.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:


                                                                                            December 31
                                                                                      2003               2002
                                                                                ---------------    ---------------
                                                                                           (In Thousands)

        Common stock (cost $25,000 in 2003 and in 2002)                         $       25         $       25


10.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations of the preceding year.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying          Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                             (In Thousands)
     Assets:
          Bonds                                     $   580,896      $  594,420      $  608,870       $  624,349
          Unaffiliated common stocks                          2               2              10               10
          Mortgage loans                                 36,853          40,955          34,829           39,729
          Policy loans                                      880             880             933              933
          Short-term investments                          3,450           3,450          14,450           14,450
          Cash                                              250             250             291              291
          Separate account assets                        63,193          63,193          64,410           64,410
          Receivable for securities                       1,081           1,081           8,308            8,308

     Liabilities:
          Individual and group annuities                530,146         529,848         578,170          575,913
          Deposit type contract                          13,869          13,882          14,926           14,939
          Indebtedness to related parties                 1,293           1,293           1,634            1,634
          Separate account liabilities                   63,193          63,193          64,410           64,410



     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3% and 8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $584,169,000 and $611,948,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.


12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2004, the Company can borrow up to $25,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $182 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $50,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to BONY.


14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,871,000 and $1,617,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $2,304,000 and $384,000 for the years ended December 31, 2003 and 2002, respectively.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $17,000 and interest income of $36,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to or receivable from ING AIH.

     Assets and liabilities, along with related revenues and expenses, recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $490,000 and $474,000 for this liability as of December 31, 2003 and 2002, respectively. The Company has also recorded an asset of $26,000 and $351,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


16.  Subsequent Events

     Golden American Life Insurance Company ("Golden") requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable Life Insurance Company of Iowa ("Equitable"), the Company, and USG Annuity and Life
     Company ("USG") requested the Iowa Department of Insurance (for Equitable and the Company) and the Oklahoma Department of Insurance (for USG) to approve the merger of the affiliated life insurance company operations of Equitable, the Company, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance approved it on August 11, 2003.


17.  Reconciliation to the Annual Statement

     During 2002, the Company recorded prior year adjustments in its summary of operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                     Capital and
                                                                                  Net Income           Surplus
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Amounts as reported in the 2002 Annual Statement                        $       8,817     $      82,852
        Capital gains tax                                                              (1,935)                -
        Mortgage loan income                                                              198                 -
        Federal income taxes                                                            4,471                 -
        Asset valuation reserve                                                             -            (1,646)
                                                                                --------------    ---------------
                                                                                $      11,551     $      81,206
                                                                                ==============    ===============

                                                                    Exhibit 99.3


                         Report of Independent Auditors


Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.



                                                              /s/ Ernst & Young



March 22, 2004

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)
Admitted assets
Cash and invested assets:
     Bonds                                                                      $   6,231,961     $     6,116,495
     Preferred stocks                                                                   1,273               1,088
     Mortgage loans                                                                 1,471,607           1,483,855
     Real estate, less accumulated depreciation (2003-$29, 2002-$304)                   2,679               1,477
     Contract loans                                                                    32,247              32,454
     Other invested assets                                                             41,017              47,704
     Cash and short-term investments                                                   27,739               9,116
                                                                                ---------------    ---------------
Total cash and invested assets                                                      7,808,523           7,692,189

Deferred and uncollected premiums, less loading (2003-$12, 2002-$58)                      284                 386
Accrued investment income                                                              68,590              77,674
Reinsurance balances recoverable                                                          252                 335
Indebtedness from related parties                                                      19,597                  25
Federal income tax recoverable (including $18,475 and $15,601 net
     deferred tax assets at December 31, 2003 and 2002, respectively)                  20,761              22,163
Other assets                                                                               33               2,451
                                                                                ---------------    ---------------
Total admitted assets                                                           $   7,918,040      $    7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                       except share amounts)

Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $   6,918,897       $   6,859,914
        Deposit type contracts                                                        224,767             246,501
        Policyholders' funds                                                               16                  53
        Unpaid claims                                                                   3,064               3,622
                                                                                ---------------    ---------------

     Total policy and contract liabilities                                          7,146,744           7,110,090
     Interest maintenance reserve                                                      41,337              11,799
     Accounts payable and accrued expenses                                             17,684              13,807
     Indebtedness to related parties                                                   16,587              22,147
     Asset valuation reserve                                                           51,181              50,634
     Borrowed money                                                                   286,886             184,450
     Other liabilities                                                                 17,667              16,110
                                                                                ---------------    ---------------
Total liabilities                                                                   7,578,086           7,409,037

Capital and surplus:
     Common stock: authorized 1,000 shares of $3,000 par value,
        833 issued and outstanding                                                      2,500               2,500
     Paid-in and contributed surplus                                                  316,963             316,963
     Unassigned surplus                                                                20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                             339,954             386,186
                                                                                ---------------    ---------------
Total liabilities and capital and surplus                                       $   7,918,040      $     7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $    423,362       $     1,285,640
     Policy proceeds and dividends left on deposit                                     7,710                 9,267
     Net investment income                                                           452,278               536,206
     Amortization of interest maintenance reserve                                     (6,647)               (7,446)
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                             42,615                14,159
     Other income                                                                          -                 1,619
                                                                                ---------------    ---------------
Total premiums and other revenues                                                    919,318             1,839,445

Benefits paid or provided:
     Death benefits                                                                    5,182               112,299
     Annuity benefits                                                                250,745               250,411
     Surrender benefits                                                              522,262               582,708
     Interest on policy or contract funds                                              6,384                 8,033
     Other benefits                                                                       11                     -
     Life contract withdrawals                                                         9,827                 8,968
     Increase in life, annuity, and accident and health reserves                      58,983               648,698
                                                                                ---------------    ---------------
Total benefits paid or provided                                                      853,394             1,611,117
Insurance expenses:
     Commissions                                                                      71,151                86,074
     General expenses                                                                 32,567                33,272
     Insurance taxes, licenses and fees, excluding federal income taxes                3,748                  (231)
     Other                                                                             1,287                   856
                                                                                ---------------    ---------------
Total insurance expenses                                                             108,753               119,971
                                                                                ---------------    ---------------
(Loss) gain from operations before federal income taxes and net realized
     capital losses                                                                  (42,829)              108,357
Federal income tax (benefit) expense                                                 (27,668)               41,015
                                                                                ---------------    ---------------
(Loss) gain from operations before net realized capital losses                       (15,161)               67,342

Net realized capital losses; net of income tax (benefit) expense:
     2003 - $18,494 and 2002 - ($6,049); and excluding net transfers
     to the interest maintenance reserve 2003- $22,891 and 2002- ($638)              (31,599)             (41,467)
                                                                                ---------------    ---------------
Net (loss) income                                                               $    (46,760)      $       25,875
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
               Statements of Changes and Surplus - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Common stock:
     Balance at beginning and end of year                                       $      2,500       $       2,500
                                                                                ---------------    ---------------
Paid-in and contributed surplus:
     Balance at beginning of year                                                    316,963             286,963
     Capital contribution                                                                  -              30,000
                                                                                ---------------    ---------------
     Balance at end of year                                                          316,963             316,963
                                                                                ---------------    ---------------

Unassigned surplus:
     Balance at beginning of year                                                     66,723              19,994
     Net (loss) income                                                               (46,760)             25,875
     Change in net unrealized capital losses                                            (395)             (7,240)
     Change in nonadmitted assets                                                       (742)              3,284
     Change in asset valuation reserve                                                  (547)             20,987
     Change in net deferred income tax                                                 2,212               3,480
     Other                                                                                 -                 343
                                                                                ---------------    ---------------
    Balance at end of year                                                           20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                       $    339,954       $     386,186
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                        (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                       $      423,582     $    1,295,738
Net investment income received                                                         620,710            647,957
Commission and expense allowances received on reinsurance ceded                              -             14,159
Benefits paid                                                                         (821,273)          (998,100)
Insurance expenses paid                                                               (109,625)          (122,791)
Federal income taxes received (paid)                                                    13,451            (53,696)
Net other revenue                                                                       37,575                 89
                                                                                ------------------    ------------------
Net cash provided by operations                                                        164,420            783,356

Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                           8,021,572          8,709,883
     Stocks                                                                                  -                357
     Mortgage loans                                                                    329,751            275,949
     Real estate                                                                         1,450                  -
     Other invested assets                                                               4,156              6,856
                                                                                ------------------    ------------------
Net proceeds from sales, maturities, or repayments of investments                    8,356,929          8,993,045

Cost of investments acquired:
     Bonds                                                                           8,253,561          9,713,052
     Stocks                                                                                185              1,230
     Mortgage loans                                                                    317,467            100,251
     Real estate                                                                         2,708                  -
     Other invested assets                                                              10,530             14,594
                                                                                ------------------    ------------------
Total cost of investments acquired                                                   8,584,451          9,829,127
Change in contract loans                                                                  (207)              (279)
                                                                                ------------------    ------------------
Net cash used in investment activities                                                (227,315)          (835,803)
Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                             -             30,000
     Borrowed money, net                                                               102,436              1,102
     Net deposits on deposit-type contract funds                                       (21,734)                (8)
     Other sources (uses)                                                                  816            (72,379)
                                                                                ------------------    ------------------
Net cash provided by (used in) financing and miscellaneous activities                   81,518            (41,285)
                                                                                ------------------    ------------------
Net increase (decrease) in cash and short-term investments                              18,623            (93,732)

Cash and short-term investments:
     Beginning of year                                                                   9,116            102,848
                                                                                ------------------    ------------------
     End of year                                                                $       27,739        $     9,116
                                                                                ==================    ==================


The accompanying notes are an integral part of these financial statements.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company offers various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and a career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP. 7

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

     The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan,s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          The Company uses derivatives such as interest rate swaps, caps and floors, and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

           Deferred federal income taxes                                        $     55,372       $      54,496
           Agents' debit balances                                                        603                 519
           Deferred and uncollected premium                                               35                 119
           Other                                                                         751                 885
                                                                                ----------------   ----------------
           Total nonadmitted assets                                             $     56,761       $      56,019
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Changes in nonadmitted invested assets are reported directly in unassigned surplus as a component of the change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $1,342,670,000 and repaid $1,342,670,000 in 2003 and borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $140,000 and $109,000 during 2003 and 2002, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Oklahoma Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of fixed maturities and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $    59,838      $     363       $       27      $     60,174
       States, municipalities,
            and political subdivisions                    11,000              -              886            10,114
       Foreign government                                292,529         10,584            2,314           300,799
       Public utilities securities                       468,119         31,654            2,243           497,530
       Corporate securities                            3,263,827        157,736           26,919         3,394,644
       Mortgage-backed securities                      1,447,813         40,896           40,369         1,448,340
       Commercial mortgage-backed securities             249,580         13,801              429           262,952
       Other structured securities                       443,419          5,181           16,690           431,910
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,236,125        260,215           89,877         6,406,463
       Preferred stocks                                    1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,237,398      $ 260,215       $   89,877      $  6,407,736
                                                     =============    ============    ============    =============

       At December 31, 2002:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $   285,347      $   4,998       $       36      $    290,309
       Foreign government                                120,649          4,200            2,385           122,464
       Public utilities securities                       270,390         14,526            4,008           280,908
       Corporate securities                            3,244,826        182,420           34,973         3,392,273
       Mortgage-backed securities                      1,668,901         90,300           46,006         1,713,195
       Other structured securities                       320,274          9,786           28,080           301,980
       Commerical mortgage-backed securities             217,028         18,254               76           235,206
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,127,415        324,484          115,564         6,336,335
       Preferred stocks                                    1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,128,503      $ 324,484       $  115,564      $  6,337,423
                                                     =============    ============    ============    =============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate market values of debt securities with unrealized losses and the time period that cost exceeded market value are as follows:


                                                              More than 6
                                         Less than 6        months and less         More than 12
                                        months below         that 12 months         months below
                                            cost              below cost               cost                 Total
                                       -----------------    ------------------    -----------------    ------------------
                                                                         (In Thousands)

     Fair value                        $     912,922        $     781,315         $      99,880        $     1,794,117
     Unrealized loss                          13,888               40,720                35,269                 89,877


     Of the unrealized losses more than 6 months and less than 12 months in duration of $40,720,000, there were $8,509,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. For these securities business and operating fundamentals are performing as expected. The remaining unrealized losses of $32,211,000 as of December 31, 2003 included the following significant items:

          $18,193,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $257,131,000.

          $3,265,000 of unrealized losses related to the energy/utility industry, for which the fair value was $66,629,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $8,488,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $2,036,000 for which the fair value was $194,288,000. Credit exposures are primarily in the construction industry in Italy.

          The remaining unrealized losses totaling $2,265,000 related to a fair value of $31,760,000.

     Of the unrealized losses more than 12 months in duration of $35,269,000, there were $449,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $34,820,000 as of December 31, 2003 included the following significant items:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          $32,683,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $81,284,000.

          $1,453,000 of unrealized losses related to the energy/utility industry, for which the fair value was $9,278,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $679,000 of unrealized losses related to the airline industries, for which the fair value was $4,075,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing the EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $5,000 relate to a fair value of $245,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     57,631       $     58,607
             Due after 1 year through 5 years                                      1,320,691          1,382,661
             Due after 5 years through 10 years                                    1,804,228          1,882,506
             Due after 10 years                                                      912,763            939,487
                                                                                --------------    ---------------
                                                                                   4,095,313          4,263,261
        Mortgage-backed securities                                                 1,447,813          1,448,340
        Commercial mortgage-backed securities                                        249,580            262,952
        Other structured securities                                                  443,419            431,910
                                                                                --------------    ---------------
        Total                                                                   $  6,236,125      $   6,406,463
                                                                                ==============    ===============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $3,310,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value is as follows:



                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Amortized cost                                                            $    6,236,125     $   6,127,415
      Less nonadmitted bonds                                                             4,164            10,920
                                                                                ----------------   ----------------
      Carrying value                                                            $    6,231,961     $   6,116,495
                                                                                ================   ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,610,345,000 and $5,811,132,000 in 2003 and
     2002, respectively. Gross gains of $107,661,000 and $125,255,000 and gross losses of $25,138,000 and $103,039,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     404,578      $    459,813
           Mortgage loans                                                             112,905           128,230
           Contract loans                                                               1,522             1,091
           Company-occupied property                                                      244               376
           Other                                                                      (34,857)          (26,548)
                                                                                ----------------   ----------------
      Total investment income                                                         484,392           562,962
      Investment expenses                                                             (32,114)          (26,756)
                                                                                ----------------   ----------------
      Net investment income                                                     $     452,278      $    536,206
                                                                                ================   ================


     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $     90,956       $      87,963

USG  ANNUITY & LIFE  COMPANY
Notes to  Financial  Statements  -  Statutory Policies
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $286,886,000 and $173,448,000 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $285,832,000 and $173,246,000 and fair value of $288,285,000 and $176,504,000 as of December 31, 2003 and 2002,
     respectively. The securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003, there were no outstanding amounts on these agreements. The securities underlying these agreements are mortgage-backed securities with a book value of $11,394,000 and fair value of $11,520,000 at December 31, 2002.

     At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheet) with a market value of approximately $22,330,000 and $32,662,000, respectively.

     The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.07% and 3.40%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2003 is $9,000.

     In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The details by NAIC designation 3 or below of securities sold during 2003 and reacquired within 30 days of the sale date are:


                                                                         Cost of
                                   Number of                            Securities
                                 Transactions        Book Value        Repurchased          Gain
                               ---------------    ---------------   ---------------    ---------------
                                                                        (In Thousands)

      NAIC 3                         2            $      4,730      $     6,948        $      1,095


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into derivatives such as swaps caps and floors, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                  Notional          Carrying             Fair
                                                                   Amount             Value             Value
                                                               ---------------    --------------    ---------------
                                                                                 (In Thousands)
       December 31, 2003
       Swaps                                                   $     828,066      $         -       $    (124,226)
       Caps and floors                                               441,243            1,554                   7
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,269,309      $     1,554       $    (124,219)
                                                               ===============    ==============    ===============

       December 31, 2002
       Swaps                                                   $   1,146,498      $         -       $    (138,473)
       Caps and floors                                               548,465            3,393               1,296
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,694,963      $     3,393       $    (137,177)
                                                               ===============    ==============    ===============


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $479,259,000 and $435,061,000 and with an aggregate market value of $497,620,000 and $413,437,000 at December 31, 2003 and 2002,
     respectively. These holdings amounted to 7.7% of the Company's investments in bonds and 6.1% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $159,686,000 and $204,268,000 with an aggregate NAIC market value of $161,201,000 and $208,297,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 2.0% of the Company's total admitted assets at December 31, 2003.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (14.06%) and Pennsylvania (9.05%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $30,000,000.


6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                               ----------------    ----------------
                                                                               (In Thousands)
      December 31, 2003
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,536,520           54.0 %
           At book value less surrender charge of 5% or more                        1,995,432           23.7
                                                                               ----------------    --------------
      Subtotal                                                                  $   6,531,952           77.7

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,258,530           15.0
      Not subject to discretionary withdrawal                                         614,236             7.3
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   8,404,718           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                        1,346,600
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,058,118
                                                                               ================
      December 31, 2002
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,447,295            56.2 %
           At book value less surrender charge of 5% or more                        1,635,038            20.6
                                                                               ----------------    --------------
      Subtotal                                                                      6,082,333            76.8

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,194,281            15.1
      Not subject to discretionary withdrawal                                         641,496             8.1
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   7,918,110           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                          895,734
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,022,376
                                                                               ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $7,000 and $136,400,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                      2003               2002
                                                                                --------------    ---------------
                                                                                          (In Thousands)

        Premiums                                                                $   561,792       $   260,544
        Benefits paid or provided                                                    13,168             9,447
        Policy and contract liabilities at year end                               1,347,473           896,762


8.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Total deferred tax assets                                                 $     75,954       $      70,328
      Total deferred tax liabilities                                                  (2,107)               (231)
                                                                                ----------------   ----------------
      Net deferred tax asset                                                          73,847              70,097
      Deferred tax asset nonadmitted                                                 (55,372)            (54,496)
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $      15,601
                                                                                ================   ================
      (Increase) decrease in nonadmitted asset                                  $       (876)      $       1,337
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Current income taxes incurred consist of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                          (In Thousands)

      Federal tax (benefit) expense on operations                               $    (27,668)      $    41,015
      Federal tax expense (benefit) on capital gains                                  18,494            (6,049)
                                                                                ---------------    ----------------
      Total current tax (benefit) expense incurred                              $     (9,174)      $    34,966
                                                                                ===============    ================

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Deferred acquisition costs                                           $     24,803       $     23,431
           Insurance reserves                                                         10,751              8,423
           Investments                                                                29,808             32,290
           Guaranty assessments                                                        4,348              4,339
           Unrealized loss on investments                                              5,346                499
           Other                                                                         898              1,346
                                                                                ----------------   ----------------
      Total deferred tax assets                                                       75,954             70,328
      Deferred tax assets nonadmitted                                                (55,372)           (54,496)
                                                                                ----------------   ----------------
      Admitted deferred tax assets                                                    20,582             15,832
                                                                                ----------------   ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Due and deferred premiums                                            $        150                231
           Investments                                                                 1,951                  -
           Other                                                                           6                  -
                                                                                ----------------   ----------------
      Total deferred tax liabilities                                                   2,107                231
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $     15,601
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The change in net deferred income taxes is comprised of the following:


                                                                            December 31
                                                                      2003              2002            Change
                                                                  --------------    --------------   --------------
                                                                                    (In Thousands)

      Total deferred tax assets                                   $     75,954      $    70,328      $    5,626
      Total deferred tax liabilities                                     2,107              231           1,876
                                                                  --------------    --------------   --------------
      Net deferred tax asset                                      $     73,847      $    70,097      $    3,750
                                                                  ==============    ==============
      Remove current year change in unrealized gains                                                     (1,538)
                                                                                                     --------------
      Change in net deferred income tax                                                                   2,212
      Remove other items in surplus:
           Current year change in non-admitted assets                                                        44
           Other                                                                                         (3,310)
                                                                                                     --------------
      Change in deferred taxes for rate reconciliation                                               $   (1,054)
                                                                                                     ==============


     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                    Year Ended
                                                                                   December 31,
                                                                                       2003
                                                                                -----------------
                                                                                  (In Thousands)

        Ordinary loss                                                           $      (42,829)
        Capital gains                                                                    9,786
                                                                                ------------------
       Total pre-tax book loss                                                        (33,043)
                                                                                ==================
        Provision (benefit) computed at statutory rate                                 (11,565)
        Refinement of deferred tax balances                                              1,116
        Interest maintenance reserve                                                     2,326
        Other                                                                                2
                                                                                ------------------
        Total                                                                   $       (8,121)
                                                                                ==================
        Federal income tax incurred                                             $        (9,175)

        Change in net deferred income tax                                                 1,054
                                                                                ------------------
        Total statutory income tax benefit                                      $        (8,121)
                                                                                ==================


     There are no federal income taxes incurred that will be available for recoupment in the event of future net losses for 2003 and 2002.

     The Company had  receivables  of $2,285,000  and $6,562,000 at December 31,
     2003  and  2002,   respectively,   for  federal   income  taxes  under  the
     intercompany tax sharing agreement

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

9.   Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.


10.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying           Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                            (In Thousands)
     Assets:
          Bonds                                     $  6,231,961     $  6,406,763    $  6,116,495     $  6,336,335
          Preferred stocks                                 1,273            1,273           1,088            1,088
          Mortgage loans                               1,471,607        1,576,183       1,483,855        1,632,720
          Contract loans                                  32,247           32,247          32,454           32,454
          Derivative securities                            1,554         (124,219)          3,393         (137,177)
          Short-term investments                          16,651           16,651           5,650            5,650
          Cash                                            11,088           11,088           3,466            3,466
          Receivable for securities                          341              341           2,873            2,873

     Liabilities:
          Individual and group annuities               6,833,372        6,645,174       6,775,875        6,621,753
          Deposit type contract                          224,767          235,291         246,501          258,945


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

          Fixed maturities: The fair values for bonds and preferred stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Market value as determined by the SVO as of December 31, 2003 and 2002 is $6,263,837,000 and $6,154,770,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value. 1.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $31,599,000 in partnership investments at December 31, 2003.


12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $9,000 and $20,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for BONY for the period applicable for the advance plus .35% or a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $4,000 and $31,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to BONY.


13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2007, the companies can borrow up to $95,800,000 from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $125,000 and interest income of $275,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to ING AIH and $16,400,000 receivable from ING AIH.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $25,272,000 and $19,698,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $30,727,000 and $31,437,000 for the years ended December 31, 2003 and 2002, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Services Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with Services Agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has estimated this liability to be $12,422,000 and $12,397,000 as of December 31, 2003 and 2002, respectively and has recorded a reserve. The Company has also recorded an asset of $34,000 and $2,451,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


15.  Subsequent Events

     Effective January 1, 2004, the Company was a party to a merger with its parent, Equitable, and two other affiliated companies, United Life and Annuity Insurance Company ("ULA") and Golden American Life Insurance Company ("Golden").

     Golden requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable, ULA, and the Company requested the Iowa Department of Insurance (for Equitable and ULA) and the Oklahoma Insurance Department (for the Company) approve the merger of the affiliated life insurance company operations of Equitable, ULA, Golden, and the Company with Golden being the survivor. The sequence of events, effective January 1, 2004, was as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company.

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Insurance Department approved it on August 11, 2003.

Financial Statements
Separate Account B of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2003
with Report of Independent Auditors

                       This page intentionally left blank.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                              Financial Statements
                          Year ended December 31, 2003



                                    Contents

Report of Independent Auditors                                                1

Audited Financial Statements

Statements of Assets and Liabilities                                          6
Statements of Operations                                                     40
Statements of Changes in Net Assets                                          75
Notes to Financial Statements                                               119

                       This page intentionally left blank.

                         Report of Independent Auditors


The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING GET Fund:                                                   ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series N                                        (Service Class)
   ING GET Fund - Series P                                      ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series Q                                        (Advisor Class)
   ING GET Fund - Series R                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series S                                        (Service Class)
   ING GET Fund - Series T                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series U                                        (Advisor Class)
   ING GET Fund - Series V                                      ING Capital Guardian Small Cap Portfolio (Service
ING Investors Trust:                                              Class)
   ING AIM Mid-Cap Growth Portfolio (Service Class)             ING Capital Guardian Small Cap Portfolio (Advisor
   ING AIM Mid-Cap Growth Portfolio (Advisor Class)               Class)
   ING Alliance Mid-Cap Growth Portfolio (Service Class)        ING Developing World Portfolio (Service Class)
   ING Alliance Mid-Cap Growth Portfolio (Advisor Class)        ING Developing World Portfolio (Advisor Class)
   ING American Funds Growth Portfolio (Service Class)          ING Eagle Asset Value Equity Portfolio (Service
   ING American Funds Growth-Income Portfolio (Service            Class)
     Class)                                                     ING Eagle Asset Value Equity Portfolio (Advisor
   ING American Funds International Portfolio (Service            Class)
     Class)                                                     ING FMR Diversified Mid-Cap Portfolio (Service Class)
                                                                ING FMR Diversified Mid-Cap Portfolio (Advisor
                                                                  Class)

ING Investors Trust (continued):                                ING MFS(R) Research Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Research Portfolio (Advisor Class)
     (Service Class)                                            ING MFS(R) Total Return Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Total Return Portfolio (Advisor Class)
     (Advisor Class)                                            ING PIMCO Core Bond Portfolio (Service Class)
   ING Hard Assets Portfolio (Service Class)                    ING PIMCO Core Bond Portfolio (Advisor Class)
   ING Hard Assets Portfolio (Advisor Class)                    ING Salomon Brothers All Cap Portfolio (Service
   ING International Portfolio (Service Class)                    Class)
   ING International Portfolio (Advisor Class)                  ING Salomon Brothers All Cap Portfolio (Advisor
   ING Janus Growth and Income Portfolio (Service Class)          Class)
   ING Janus Growth and Income Portfolio (Advisor Class)        ING Salomon Brothers Investors Portfolio (Service
   ING Janus Special Equity Portfolio (Service Class)             Class)
   ING Janus Special Equity Portfolio (Advisor Class)           ING Salomon Brothers Investors Portfolio (Advisor
   ING Jennison Equity Opportunities Portfolio (Service           Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING Jennison Equity Opportunities Portfolio (Advisor           (Service Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING JPMorgan Fleming Small Cap Equity Portfolio                (Advisor Class)
     (Service Class)                                            ING T. Rowe Price Equity Income Portfolio (Service
   ING JPMorgan Fleming Small Cap Equity Portfolio                Class)
     (Advisor Class)                                            ING T. Rowe Price Equity Income Portfolio (Advisor
   ING Julius Baer Foreign Portfolio (Service Class)              Class)
   ING Julius Baer Foreign Portfolio (Advisor Class)            ING UBS U.S. Balanced Portfolio (Service Class)
   ING Limited Maturity Bond Portfolio (Service Class)          ING UBS U.S. Balanced Portfolio (Advisor Class)
   ING Liquid Assets Portfolio (Service Class)                  ING Van Kampen Equity Growth Portfolio (Service
   ING Liquid Assets Portfolio (Advisor Class)                    Class)
   ING Marisco Growth Portfolio (Service Class)                 ING Van Kampen Equity Growth Portfolio (Advisor
   ING Marisco Growth Portfolio (Advisor Class)                   Class)
   ING Mercury Focus Value Portfolio (Service Class)            ING Van Kampen Global Franchise Portfolio (Service
   ING Mercury Focus Value Portfolio (Advisor Class)              Class)
   ING Mercury Fundamental Growth Portfolio (Service Class)     ING Van Kampen Global Franchise Portfolio (Advisor
   ING Mercury Fundamental Growth Portfolio (Advisor Class)       Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Service Class)          ING Van Kampen Growth and Income Portfolio (Service
   ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)            Class)
                                                                ING Van Kampen Growth and Income Portfolio (Advisor
                                                                  Class)
                                                                ING Van Kampen Real Estate Portfolio (Service Class)
                                                                ING Van Kampen Real Estate Portfolio (Advisor Class)
                                                             ING Partners, Inc.:
                                                                ING Alger Aggressive Growth Portfolio (Service
                                                                  Class)

ING Partners, Inc (continued):                                  ING VP International Equity Portfolio (Service Class)
   ING Alger Growth Portfolio (Service Class)                   ING VP Small Company Portfolio (Service Class)
   ING American Century Small Cap Value Portfolio (Service      ING VP Value Opportunity Portfolio (Service Class)
     Class)                                                  ING Variable Products Trust:
   ING Baron Small Cap Growth Portfolio (Service Class)         ING VP Convertible Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service        ING VP Growth and Income Portfolio (Service Class)
     Class)                                                     ING VP Growth Opportunities Portfolio (Service Class)
   ING JPMorgan Mid Cap Value Portfolio (Service Class)         ING VP International Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Initial Class)   ING VP Large Company Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Service Class)   ING VP LargeCap Growth Portfolio (Service Class)
   ING MFS(R) Global Growth Portfolio (Service Class)           ING VP MagnaCap Portfolio (Service Class)
   ING MFS(R) Research Equity Portfolio (Service Class)         ING VP MidCap Opportunities Portfolio (Service Class)
   ING OpCap Balanced Value Portfolio (Service Class)           ING VP SmallCap Opportunities Portfolio (Service
   ING PIMCO Total Return Portfolio (Service Class)               Class)
   ING Salomon Brothers Aggressive Growth Portfolio          AIM Variable Insurance Funds:
     (Service Class)                                            AIM V.I. Capital Appreciation Fund (Class II)
   ING Salomon Brothers Fundamental Value Portfolio             AIM V.I. Core Equity Fund (Class II)
     (Service Class)                                            AIM V.I. Dent Demographic Trends Fund (Class II)
   ING Salomon Brothers Investors Value Portfolio (Service      AIM V.I. Growth Fund (Class II)
     Class)                                                     AIM V.I. Premier Equity Fund (Class II)
   ING T. Rowe Price Growth Equity Portfolio (Service        AllianceBernstein Variable Products Series Fund, Inc.:
     Class)                                                     AllianceBernstein Growth and Income Portfolio (Class
   ING UBS Tactical Asset Allocation Portfolio (Service           B)
     Class)                                                     AllianceBernstein Premier Growth Portfolio (Class B)
   ING Van Kampen Comstock Fund (Service Class)                 AllianceBernstein Value Portfolio (Class B)
ING Variable Insurance Trust:                                Fidelity Variable Insurance Products Fund:
   ING GET U.S. Core Portfolio - Series 1                       Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 2 (Guaranteed)          Fidelity(R) VIP Equity-Income Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 3                       Fidelity(R) VIP Growth Portfolio (Class S2)
   ING VIT Worldwide Growth                                     Fidelity(R) VIP Overseas Portfolio (Class S2)
ING Variable Portfolios, Inc.:
   ING VP Balanced Portfolio (Service Class)
   ING VP Bond Portfolio (Service Class)
   ING VP Growth Portfolio (Service Class)
   ING VP Index Plus LargeCap Portfolio (Service Class)
   ING VP Index Plus MidCap Portfolio (Service Class)
   ING VP Index Plus SmallCap Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust:        PIMCO Variable Insurance Trust:
   Franklin Small Cap Value Securities Fund (Class 2)           PIMCO High Yield Portfolio
The Galaxy VIP Fund:                                            PIMCO StocksPLUS Growth and Income Portfolio
   Galaxy VIP Asset Allocation Fund                          Pioneer Variable Contracts Trust:
   Galaxy VIP Growth and Income Fund                            Pioneer Equity-Income VCT Portfolio (Class II)
   Galaxy VIP High Quality Bond Fund                            Pioneer Fund VCT Portfolio (Class II)
   Galaxy VIP Small Company Growth Fund                         Pioneer Mid-Cap Value VCT
Greenwich Street Series Fund:                                   Pioneer Small Company VCT Portfolio (Class II)
   Greenwich Appreciation Portfolio                          ProFunds VP:
INVESCO Variable Investment Funds, Inc.:                        ProFund VP Bull
   INVESCO VIF - Financial Services Fund                        ProFund VP Europe 30
   INVESCO VIF - Health Sciences Fund                           ProFund VP Rising Rates Opportunity
   INVESCO VIF - Leisure Fund                                   ProFund VP Small Cap
   INVESCO VIF - Utilities Fund                              Prudential Series Fund, Inc.:
Janus Aspen Series:                                             Jennison Portfolio (Class II)
   Janus Aspen Series Balanced Portfolio (Class S)              SP Jennison International Growth Portfolio (Class II)
   Janus Aspen Series Flexible Income Portfolio (Class S)    Putnam Variable Trust:
   Janus Aspen Series Growth Portfolio (Class S)                Putnam VT Discovery Growth Fund (Class IB)
   Janus Aspen Series Worldwide Growth Portfolio (Class S)      Putnam VT Growth and Income (Class IB)
Liberty Variable Insurance Trust:                               Putnam VT International Growth and Income (Class IB)
   Colonial Small Cap Value Fund (Class B)                   Travelers Series Fund Inc.:
Liberty Variable Series:                                        Smith Barney High Income
   Liberty Asset Allocation Fund Variable Series (Class A)      Smith Barney International All Cap Growth
   Liberty Equity Fund Variable Series (Class A)                Smith Barney Large Cap Value
   Liberty Federal Securities Fund Variable Series (Class       Smith Barney Money Market
     A)                                                      UBS Series Trust:
   Liberty Small Company Growth Fund Variable Series            UBS Tactical Allocation Portfolio (Class I)
     (Class A)                                               Wells Fargo:
Oppenheimer Variable Accounts Fund:                             Wells Fargo VT Asset Allocation
   Oppenheimer Global Securities Fund/VA (Class S)              Wells Fargo VT Equity Income Fund
   Oppenheimer Strategic Bond Fund/VA (Class S)                 Wells Fargo VT Large Company Growth
                                                                Wells Fargo VT Small Cap Growth

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING GET        ING GET        ING GET        ING GET        ING GET
                                             Fund-          Fund-          Fund-          Fund-          Fund-
                                           Series N       Series P       Series Q       Series R       Series S
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 23,359      $ 110,106      $ 131,121      $ 134,782      $ 161,841
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    23,359        110,106        131,121        134,782        161,841
Liabilities
Payable to Golden American Life
    Insurance Company                                2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           2,272,268     10,679,507     12,416,773     12,584,677     15,196,346
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 22,900      $ 107,312      $ 124,504      $ 126,099      $ 152,322
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING AIM          ING AIM
                                            ING GET        ING GET        ING GET         Mid-Cap          Mid-Cap
                                             Fund-          Fund-          Fund-          Growth           Growth
                                           Series T       Series U       Series V     (Service Class)  (Advisor Class)
                                         -------------- -------------- -------------- ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                            $ 162,893      $ 168,964      $ 326,053        $ 221,793          $ 3,194
                                         -------------- -------------- -------------- ---------------- ----------------
Total assets                                   162,893        168,964        326,053          221,793            3,194
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Total liabilities                                   11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Net assets                                   $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Net assets
Accumulation units                           $ 162,882      $ 168,926      $ 325,984        $ 221,557          $ 3,194
Contracts in payout (annuitization)
    period                                           -              -              -              176                -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Total number of mutual fund shares          15,223,598     15,717,557     33,034,731       17,113,637          247,027
                                         ============== ============== ============== ================ ================
Cost of mutual fund shares                   $ 152,616      $ 157,440      $ 330,758        $ 171,531          $ 2,770
                                         ============== ============== ============== ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                          ING Alliance      ING Alliance         ING             ING             ING
                                             Mid-Cap           Mid-Cap        American        American         American
                                             Growth            Growth           Funds           Funds           Funds
                                         (Service Class)   (Advisor Class)     Growth       Growth-Income    International
                                         ----------------  ---------------- -------------- ----------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 462,929           $ 4,624      $ 132,332         $ 99,968       $ 45,343
                                         ----------------  ---------------- -------------- ----------------  -------------
Total assets                                     462,929             4,624        132,332           99,968         45,343
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Total liabilities                                    105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Net assets                                     $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Net assets
Accumulation units                             $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
Contracts in payout (annuitization)
    period                                             -                 -              -                -              -
                                        -- --------------  ---------------- -------------- ---------------   -------------
Total net assets                               $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Total number of mutual fund shares            31,069,059           310,782      2,910,312        2,969,047      3,351,277
                                         ================  ================ ============== ================  =============
Cost of mutual fund shares                     $ 320,771           $ 3,910      $ 126,082         $ 94,431       $ 42,625
                                         ================  ================ ============== ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital       ING Capital      ING Capital       ING Capital
                                            Guardian          Guardian         Guardian          Guardian        ING Capital
                                            Large Cap         Large Cap         Managed           Managed         Guardian
                                              Value             Value           Global            Global          Small Cap
                                         (Service Class)   (Advisor Class)  (Service Class)   (Advisor Class)  (Service Class)
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                              $ 561,384           $ 6,806        $ 352,450           $ 2,084        $ 537,409
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total assets                                     561,384             6,806          352,450             2,084          537,409
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total liabilities                                     96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Net assets                                     $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Net assets
Accumulation units                             $ 561,288           $ 6,805        $ 352,277           $ 2,084        $ 537,245
Contracts in payout (annuitization)
    period                                             -                 -              110                 -               41
Total net assets                               $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Total number of mutual fund shares            53,060,912           643,306       31,190,300           184,432       48,899,787
                                         ================  ================ ================  ================ ================
Cost of mutual fund shares                     $ 498,628           $ 5,643        $ 304,884           $ 1,818        $ 407,012
                                         ================  ================ ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING             ING         ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World           World          Equity         Equity
                                            (Advisor        (Service        (Advisor        (Service       (Advisor
                                             Class)          Class)          Class)          Class)         Class)
                                         ---------------- --------------  -------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 4,148      $ 109,283         $ 1,956       $ 212,193        $ 1,022
                                         ---------------- --------------  -------------- --------------- --------------
Total assets                                       4,148        109,283           1,956         212,193          1,022
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Total liabilities                                      -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Net assets                                       $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Net assets
Accumulation units                               $ 4,148      $ 109,183         $ 1,956       $ 212,140        $ 1,022
Contracts in payout (annuitization)
    period                                             -             75               -               9              -
Total net assets                                 $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Total number of mutual fund shares               377,100     11,776,159         211,178      13,262,040         63,859
                                         ================ ==============  ============== =============== ==============
Cost of mutual fund shares                       $ 3,574       $ 85,958         $ 1,611       $ 195,521          $ 866
                                         ================ ==============  ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING FMR         ING FMR
                                          Diversified     Diversified      ING Goldman      ING Goldman       ING Hard
                                            Mid-Cap         Mid-Cap      Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor        Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)       (Service Class)  (Advisor Class)      Class)
                                         --------------- --------------  ---------------- ----------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 164,235        $ 3,755          $ 53,631          $ 2,595       $ 140,040
                                         --------------- --------------  ---------------- ----------------  --------------
Total assets                                    164,235          3,755            53,631            2,595         140,040
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Total liabilities                                    30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Net assets                                    $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Net assets
Accumulation units                            $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 139,971
Contracts in payout (annuitization)
    period                                            -              -                 -                -              45
                                         --------------- --------------  ---------------- ----------------  --------------
Total net assets                              $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Total number of mutual fund shares           16,606,184        379,255         7,992,635          387,330       9,404,968
                                         =============== ==============  ================ ================  ==============
Cost of mutual fund shares                    $ 142,762        $ 3,140          $ 44,927          $ 2,342       $ 107,436
                                         =============== ==============  ================ ================  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                           ING Janus       ING Janus
                                           ING Hard          ING              ING            Growth         Growth
                                            Assets      International    International     and Income     and Income
                                           (Advisor        (Service         (Advisor        (Service       (Advisor
                                            Class)          Class)           Class)          Class)         Class)
                                         -------------- ---------------  --------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 3,037       $ 162,117          $ 4,980       $ 224,767        $ 7,196
                                         -------------- ---------------  --------------- --------------- --------------
Total assets                                     3,037         162,117            4,980         224,767          7,196
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Total liabilities                                    -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Net assets                                     $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Net assets
Accumulation units                             $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
Contracts in payout (annuitization)
    period                                           -               -                -               -              -
                                         -------------- ---------------  --------------- --------------- --------------
Total net assets                               $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Total number of mutual fund shares             203,846      18,256,391          560,183      25,483,737        814,947
                                         ============== ===============  =============== =============== ==============
Cost of mutual fund shares                     $ 2,394       $ 139,301          $ 4,167       $ 211,766        $ 6,282
                                         ============== ===============  =============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Janus       ING Janus          ING             ING
                                            Special         Special         Jennison        Jennison       ING JPMorgan
                                             Equity         Equity           Equity          Equity        Fleming Small
                                            (Service       (Advisor      Opportunities   Opportunities      Cap Equity
                                             Class)         Class)       (Service Class) (Advisor Class)  (Service Class)
                                         --------------- --------------  --------------- ---------------  ----------------
Assets
Investments in mutual funds
    at fair value                              $ 53,922          $ 801        $ 333,465         $ 1,639          $ 65,493
                                         --------------- --------------  --------------- ---------------  ----------------
Total assets                                     53,922            801          333,465           1,639            65,493
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Total liabilities                                    11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Net assets                                     $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Net assets
Accumulation units                             $ 53,911          $ 801        $ 333,168         $ 1,639          $ 65,484
Contracts in payout (annuitization)
    period                                            -              -              212               -                 -
                                         --------------- --------------  --------------- ---------------  ----------------
Total net assets                               $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Total number of mutual fund shares            5,736,404         85,349       25,377,891         124,702         6,161,189
                                         =============== ==============  =============== ===============  ================
Cost of mutual fund shares                     $ 46,878          $ 679        $ 297,441         $ 1,381          $ 55,411
                                         =============== ==============  =============== ===============  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                          ING JPMorgan      Julius Baer    Julius Baer         ING          ING Liquid
                                          Fleming Small       Foreign        Foreign         Limited          Assets
                                           Cap Equity        (Service        (Advisor        Maturity        (Service
                                         (Advisor Class)      Class)          Class)           Bond           Class)
                                         ----------------  -------------- --------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 11,089        $ 34,648         $ 2,550       $ 535,051       $ 745,809
                                         ----------------  -------------- --------------- --------------- ---------------
Total assets                                      11,089          34,648           2,550         535,051         745,809
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Total liabilities                                      1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Net assets                                      $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Net assets
Accumulation units                              $ 11,088        $ 34,644         $ 2,550       $ 534,844       $ 745,655
Contracts in payout (annuitization)
    period                                             -               -               -             110              19
                                         ----------------  -------------- --------------- --------------- ---------------
Total net assets                                $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Total number of mutual fund shares             1,046,160       3,321,979         244,268      45,927,099     745,808,930
                                         ================  ============== =============== =============== ===============
Cost of mutual fund shares                       $ 9,457        $ 31,767         $ 2,236       $ 524,076       $ 745,809
                                         ================  ============== =============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING             ING
                                           ING Liquid     ING Marisco     ING Marisco      Mercury         Mercury
                                             Assets         Growth          Growth        Foucs Value     Foucs Value
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 4,838      $ 778,928         $ 8,325        $ 26,188           $ 805
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      4,838        778,928           8,325          26,188             805
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares            4,837,568     60,381,996         646,360       2,385,041          73,464
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 4,838      $ 617,153         $ 7,358        $ 22,694           $ 709
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING MFS(R)     ING MFS(R)
                                           ING Mercury       ING Mercury       Mid-Cap         Mid-Cap        ING MFS(R)
                                           Fundamental       Fundamental        Growth         Growth         Research
                                             Growth            Growth          (Service       (Advisor        (Service
                                         (Service Class)   (Advisor Class)      Class)         Class)          Class)
                                         ----------------  ---------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                               $ 13,632             $ 856       $ 634,527        $ 9,626       $ 495,038
                                         ----------------  ---------------- --------------- --------------  --------------
Total assets                                      13,632               856         634,527          9,626         495,038
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Total liabilities                                      2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Net assets                                      $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Net assets
Accumulation units                              $ 13,630             $ 856       $ 634,292        $ 9,625       $ 494,911
Contracts in payout (annuitization)
    period                                             -                 -              65              -               -
                                         ----------------  ---------------- --------------- --------------  --------------
Total net assets                                $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Total number of mutual fund shares             1,333,889            83,878      62,824,480        954,045      33,291,067
                                         ================  ================ =============== ==============  ==============
Cost of mutual fund shares                      $ 11,675             $ 735       $ 487,268        $ 8,386       $ 478,930
                                         ================  ================ =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                            ING MFS(R)     ING MFS(R)      ING MFS(R)     ING PIMCO       ING PIMCO
                                            Research      Total Return    Total Return    Core Bond       Core Bond
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 1,951    $ 1,142,629        $ 16,259       $ 514,106        $ 16,547
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      1,951      1,142,629          16,259         514,106          16,547
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares              131,129     66,393,297         946,395      48,002,384       1,546,485
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 1,704    $ 1,079,064        $ 14,890       $ 498,723        $ 16,455
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                                  ING
                                        ING Salomon       ING Salomon      ING Salomon      ING Salomon      T. Rowe Price
                                         Brothers          Brothers         Brothers         Brothers           Capital
                                          All Cap           All Cap         Investors        Investors       Appreciation
                                      (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)   (Service Class)
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Assets
Investments in mutual funds
    at fair value                           $ 421,562           $ 6,125        $ 136,169          $ 1,014       $ 1,365,933
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total assets                                  421,562             6,125          136,169            1,014         1,365,933
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                         80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total liabilities                                  80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Net assets                                  $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Net assets
Accumulation units                          $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,109
Contracts in payout (annuitization)
    period                                          -                 -                -                -               570
                                      ----------------  ---------------  ---------------- ----------------  ----------------
Total net assets                            $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Total number of mutual fund shares         35,485,028           515,106       12,956,141           96,425        63,948,168
                                      ================  ================ ================ ================  ================
Cost of mutual fund shares                  $ 386,341           $ 5,223        $ 129,305            $ 839       $ 1,134,728
                                      ================  ================ ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING              ING               ING             ING             ING
                                        T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.        UBS U.S.
                                           Capital          Equity            Equity         Balanced        Balanced
                                        Appreciation        Income            Income         (Service        (Advisor
                                       (Advisor Class)  (Service Class)   (Advisor Class)     Class)          Class)
                                       ---------------- ----------------  ---------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 20,208        $ 643,973          $ 10,820       $ 68,677           $ 963
                                       ---------------- ----------------  ---------------- --------------  --------------
Total assets                                    20,208          643,973            10,820         68,677             963
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                           2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total liabilities                                    2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Net assets                                    $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Net assets
Accumulation units                            $ 20,206        $ 643,292          $ 10,819       $ 68,664           $ 963
Contracts in payout (annuitization)
    period                                           -              566                 -              -               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total net assets                              $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Total number of mutual fund shares             946,490       53,133,112           892,766      7,939,510         111,384
                                       ================ ================  ================ ==============  ==============
Cost of mutual fund shares                    $ 17,575        $ 596,012           $ 9,330       $ 67,133           $ 912
                                       ================ ================  ================ ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING              ING              ING
                                            ING              ING           Van Kampen       Van Kampen        Van Kampen
                                         Van Kampen       Van Kampen         Global           Global          Growth and
                                       Equity Growth    Equity Growth       Franchise        Franchise          Income
                                      (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Assets
Investments in mutual funds
    at fair value                            $ 29,853          $ 5,910          $ 58,027         $ 14,508         $ 705,413
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total assets                                   29,853            5,910            58,027           14,508           705,413
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                          5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total liabilities                                   5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Net assets                                   $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Net assets
Accumulation units                           $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,138
Contracts in payout (annuitization)
    period                                          -                -                 -                -               115
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total net assets                             $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Total number of mutual fund shares          3,093,616          612,387         5,176,339        1,296,518        32,093,383
                                      ================ ================  ================ ================ =================
Cost of mutual fund shares                   $ 26,813          $ 5,332          $ 48,777         $ 12,192         $ 719,088
                                      ================ ================  ================ ================ =================


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING
                                         Van Kampen           ING              ING
                                         Growth and       Van Kampen       Van Kampen       ING Alger
                                           Income         Real Estate      Real Estate      Aggressive     ING Alger
                                       (Advisor Class)  (Service Class)  (Advisor Class)      Growth         Growth
                                       ---------------- ---------------- ----------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                             $ 24,061        $ 330,930          $ 6,247          $ 557          $ 142
                                       ---------------- ---------------- ----------------  -------------  -------------
Total assets                                    24,061          330,930            6,247            557            142
Liabilities
Payable to ING USA Annuity and
    Insurance Company                                3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total liabilities                                    3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Net assets                                    $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Net assets
Accumulation units                            $ 24,058        $ 330,775          $ 6,246          $ 557          $ 142
Contracts in payout (annuitization)
    period                                           -               89                -              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total net assets                              $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Total number of mutual fund shares           1,094,187       16,174,480          305,168         75,639         16,072
                                       ================ ================ ================  =============  =============
Cost of mutual fund shares                    $ 20,580        $ 270,564          $ 5,335          $ 506          $ 122
                                       ================ ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING
                                           American                       ING            ING           ING MFS(R)
                                            Century      ING Baron      JPMorgan       JPMorgan        Capital
                                           Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                             Value         Growth     International     Value       (Initial Class)
                                         --------------  -----------  -------------  -------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 162      $ 1,028        $ 8,020        $ 6,151          $ 3,009
                                         --------------  -----------  -------------  -------------  ---------------
Total assets                                       162        1,028          8,020          6,151            3,009
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total liabilities                                    -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Net assets                                       $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Net assets
Accumulation units                               $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
Contracts in payout (annuitization)
    period                                           -            -              -              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total net assets                                 $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Total number of mutual fund shares              15,049       87,931        768,197        517,301          124,279
                                         ==============  ===========  =============  =============  ===============
Cost of mutual fund shares                       $ 137        $ 935        $ 7,454        $ 5,660          $ 2,751
                                         ==============  ===========  =============  =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING MFS(R)
                                             Capital        ING MFS(R)     ING MFS(R)    ING OpCap       ING PIMCO
                                          Opportunities      Global        Research       Balanced        Total
                                         (Service Class)     Growth         Equity         Value          Return
                                         ----------------  ------------  -------------  ------------- ---------------
Assets
Investments in mutual funds
    at fair value                                  $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ----------------  ------------  -------------  ------------- ---------------
Total assets                                         391         1,586             97            408           1,918
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total liabilities                                      -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Net assets                                         $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Net assets
Accumulation units                                 $ 391       $ 1,586           $ 97          $ 408         $ 1,918
Contracts in payout (annuitization)
    period                                             -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total net assets                                   $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Total number of mutual fund shares                16,214       143,392         12,902         33,174         180,782
                                         ================  ============  =============  ============= ===============
Cost of mutual fund shares                         $ 350       $ 1,425           $ 84          $ 358         $ 1,944
                                         ================  ============  =============  ============= ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING             ING            ING
                                           ING Salomon      Salomon        Salomon          ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price    Tactical
                                           Aggressive     Fundamental     Investors       Growth          Asset
                                             Growth          Value          Value         Equity        Allocation
                                         --------------- -------------- -------------- --------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 13,881          $ 600          $ 362        $ 2,295           $ 89
                                         --------------- -------------- -------------- --------------  -------------
Total assets                                     13,881            600            362          2,295             89
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Net assets                                     $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Net assets
Accumulation units                             $ 13,880          $ 600          $ 362        $ 2,295           $ 89
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total net assets                               $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Total number of mutual fund shares              383,127         36,192         27,917         50,870          2,948
                                         =============== ============== ============== ==============  =============
Cost of mutual fund shares                     $ 13,172          $ 525          $ 318        $ 1,991           $ 80
                                         =============== ============== ============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                          ING GET        ING GET        ING GET
                                           ING Van       U.S. Core      U.S. Core      U.S. Core       ING VIT
                                            Kampen       Portfolio      Portfolio      Portfolio      Worldwide
                                           Comstock      - Series 1     - Series 2    - Series 3       Growth
                                         -------------  -------------  ------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 37,587      $ 220,835      $ 167,346        $ 8,966       $ 50,329
                                         -------------  -------------  ------------- -------------- --------------
Total assets                                   37,587        220,835        167,346          8,966         50,329
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Total liabilities                                   4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Net assets                                   $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Net assets
Accumulation units                           $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
Contracts in payout (annuitization)
    period                                          -              -              -              -              -
                                         -------------  -------------  ------------- -------------- --------------
Total net assets                             $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Total number of mutual fund shares          3,552,661     21,336,742     16,601,752        896,140      7,231,238
                                         =============  =============  ============= ============== ==============
Cost of mutual fund shares                   $ 33,313      $ 213,499      $ 166,106        $ 8,963       $ 44,401
                                         =============  =============  ============= ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING VP         ING VP
                                            ING VP         ING VP         ING VP       Index Plus     Index Plus
                                           Balanced         Bond          Growth        LargeCap        MidCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,231       $ 71,497          $ 292       $ 59,698       $ 19,895
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,231         71,497            292         59,698         19,895
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              98,561      5,059,935         32,906      4,425,334      1,277,784
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,157       $ 70,593          $ 260       $ 54,808       $ 17,041
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Index Plus    International      Small          Value         ING VP
                                           SmallCap        Equity         Company      Opportunity    Convertible
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 16,343          $ 197          $ 876        $ 2,271        $ 3,925
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    16,343            197            876          2,271          3,925
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           1,214,170         26,147         50,079        188,790        341,049
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 14,016          $ 176          $ 765        $ 2,141        $ 3,577
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Growth and       Growth      International    LargeCap        ING VP
                                            Income      Opportunities      Value         Growth        MagnaCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,723       $ 26,052          $ 534        $ 1,941       $ 27,555
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,723         26,052            534          1,941         27,555
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              94,357      5,231,383         47,836        232,699      3,103,038
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,535       $ 23,264          $ 476        $ 1,557       $ 24,449
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                        AIM V.I.
                                             ING VP           ING VP        AIM V.I.      AIM V.I.        Dent
                                             MidCap          SmallCap        Capital        Core       Demographic
                                          Opportunities   Opportunities   Appreciation     Equity        Trends
                                         ---------------- --------------- -------------- ------------ --------------
Assets
Investments in mutual funds
    at fair value                                  $ 280        $ 90,469           $ 77        $ 175       $ 58,317
                                         ---------------- --------------- -------------- ------------ --------------
Total assets                                         280          90,469             77          175         58,317
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Total liabilities                                      -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Net assets                                         $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Net assets
Accumulation units                                 $ 280        $ 90,453           $ 77        $ 175       $ 58,307
Contracts in payout (annuitization)
    period                                             -               -              -            -              -
                                         ---------------- --------------- -------------- ------------ --------------
Total net assets                                   $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Total number of mutual fund shares                45,879       6,162,752          3,622        8,374     11,236,332
                                         ================ =============== ============== ============ ==============
Cost of mutual fund shares                         $ 238        $ 83,036           $ 70        $ 148       $ 50,454
                                         ================ =============== ============== ============ ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                         Alliance-       Alliance-
                                                          AIM V.I.       Bernstein       Bernstein       Alliance-
                                           AIM V.I.        Premier       Growth and       Premier        Bernstein
                                            Growth         Equity          Income         Growth           Value
                                         -------------- -------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                              $ 2,729          $ 174        $ 11,498        $ 3,540         $ 6,561
                                         -------------- -------------- --------------- --------------  --------------
Total assets                                     2,729            174          11,498          3,540           6,561
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Total liabilities                                    -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Net assets                                     $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Net assets
Accumulation units                             $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
Contracts in payout (annuitization)
    period                                           -              -               -              -               -
                                         -------------- -------------- --------------- --------------  --------------
Total net assets                               $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Total number of mutual fund shares             185,047          8,623         531,821        165,958         587,880
                                         ============== ============== =============== ==============  ==============
Cost of mutual fund shares                     $ 2,357          $ 152        $ 10,365        $ 3,105         $ 5,535
                                         ============== ============== =============== ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           Fidelity(R)                                  Franklin
                                           Fidelity(R)        VIP         Fidelity(R)    Fidelity(R)    Small Cap
                                              VIP           Equity-          VIP            VIP           Value
                                          Contrafund(R)     Income         Growth        Overseas      Securities
                                         --------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 21,315      $ 145,276      $ 185,667          $ 860          $ 236
                                         --------------- -------------- -------------- -------------- --------------
Total assets                                     21,315        145,276        185,667            860            236
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total liabilities                                     2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Net assets                                     $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total net assets                               $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Total number of mutual fund shares              929,566      6,327,331      6,043,838         55,492         18,631
                                         =============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 18,647      $ 125,342      $ 165,276          $ 840          $ 197
                                         =============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           INVESCO        INVESCO
                                                            VIF -          VIF -         INVESCO        INVESCO
                                           Greenwich      Financial       Health          VIF -          VIF -
                                         Appreciation     Services       Sciences        Leisure       Utilities
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 663       $ 59,614       $ 86,679       $ 34,415       $ 26,972
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                       663         59,614         86,679         34,415         26,972
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                       $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                               $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                                 $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              30,441      4,402,792      4,933,366      3,140,073      2,081,152
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                       $ 637       $ 51,581       $ 75,553       $ 29,560       $ 24,292
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                         Janus Aspen                   Janus Aspen
                                          Janus Aspen      Series       Janus Aspen      Series        Colonial
                                            Series        Flexible        Series        Worldwide      Small Cap
                                           Balanced        Income         Growth         Growth          Value
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 4,464        $ 1,873        $ 1,007        $ 7,201       $ 40,999
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     4,464          1,873          1,007          7,201         40,999
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares             187,401        142,763         52,887        280,211      2,882,921
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 4,147        $ 1,868          $ 874        $ 6,364       $ 38,148
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                        Liberty
                                            Liberty                       Liberty        Small       Oppenheimer
                                             Asset         Liberty        Federal       Company         Global
                                          Allocation       Equity       Securities      Growth        Securities
                                         -------------- -------------- -------------- ------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         -------------- -------------- -------------- ------------  ---------------
Total assets                                       601            648             87           75            2,901
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total liabilities                                    -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Net assets                                       $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Net assets
Accumulation units                               $ 601          $ 648           $ 87         $ 75          $ 2,901
Contracts in payout (annuitization)
    period                                           -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total net assets                                 $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Total number of mutual fund shares              43,574         45,335          7,751        7,516          116,225
                                         ============== ============== ============== ============  ===============
Cost of mutual fund shares                       $ 496          $ 875           $ 85         $ 49          $ 2,417
                                         ============== ============== ============== ============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                          Oppenheimer        PIMCO        StocksPLUS      Pioneer
                                           Strategic          High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                         ---------------  -------------  -------------  ------------- --------------
Assets
Investments in mutual funds
    at fair value                                 $ 702      $ 608,873      $ 190,579        $ 1,010       $ 62,541
                                         ---------------  -------------  -------------  ------------- --------------
Total assets                                        702        608,873        190,579          1,010         62,541
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Total liabilities                                     -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Net assets                                        $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Net assets
Accumulation units                                $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         ---------------  -------------  -------------  ------------- --------------
Total net assets                                  $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Total number of mutual fund shares              136,850     74,343,442     20,580,832         55,516      3,351,596
                                         ===============  =============  =============  ============= ==============
Cost of mutual fund shares                        $ 688      $ 562,398      $ 171,321          $ 902       $ 54,257
                                         ===============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            Pioneer        Pioneer                                    ProFund VP
                                            Mid-Cap         Small         ProFund        ProFund     Rising Rates
                                             Value         Company        VP Bull     VP Europe 30    Opportunity
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 190,518        $ 6,392       $ 85,681       $ 32,879       $ 22,978
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   190,518          6,392         85,681         32,879         22,978
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           9,375,863        563,167      3,331,309      1,317,284        985,348
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 162,456        $ 5,821       $ 82,002       $ 31,013       $ 23,586
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                        SP Jennison     Putnam VT      Putnam VT
                                          ProFund VP                   International    Discovery     Growth and
                                           Small Cap      Jennison        Growth         Growth         Income
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 127,268       $ 58,735       $ 68,622        $ 3,173        $ 3,201
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   127,268         58,735         68,622          3,173          3,201
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           4,024,936      3,568,342     11,770,441        686,721        137,599
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 122,543       $ 48,914       $ 60,070        $ 2,855        $ 2,793
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            Smith
                                           Putnam VT                       Barney          Smith          Smith
                                         International       Smith      International      Barney         Barney
                                           Growth and       Barney         All Cap         Large          Money
                                             Income       High Income      Growth        Cap Value        Market
                                         --------------- -------------- --------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                               $ 4,300          $ 308          $ 221          $ 405           $ 50
                                         --------------- -------------- --------------  -------------  -------------
Total assets                                      4,300            308            221            405             50
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Net assets                                      $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Net assets
Accumulation units                              $ 4,299          $ 308          $ 221          $ 405           $ 50
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total net assets                                $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Total number of mutual fund shares              380,173         41,423         19,901         24,394         49,742
                                         =============== ============== ==============  =============  =============
Cost of mutual fund shares                      $ 3,489          $ 388          $ 314          $ 472           $ 50
                                         =============== ============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                                                       Wells Fargo
                                                         Wells Fargo    Wells Fargo     VT Large      Wells Fargo
                                         UBS Tactical     VT Asset       VT Equity       Company      VT SmallCap
                                          Allocation     Allocation       Income         Growth          Growth
                                         -------------- -------------- -------------- -------------- ---------------
Assets
Investments in mutual funds
    at fair value                              $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         -------------- -------------- -------------- -------------- ---------------
Total assets                                     4,584             25             11             34               7
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total liabilities                                    -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Net assets                                     $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Net assets
Accumulation units                             $ 4,584           $ 25           $ 11           $ 34             $ 7
Contracts in payout (annuitization)
    period                                           -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total net assets                               $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Total number of mutual fund shares             373,310          1,969            707          3,917           1,020
                                         ============== ============== ============== ============== ===============
Cost of mutual fund shares                     $ 4,144           $ 25           $ 11           $ 33             $ 7
                                         ============== ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING GET        ING GET       ING GET        ING GET        ING GET
                                              Fund-          Fund-         Fund-          Fund-          Fund-
                                            Series N       Series P       Series Q       Series R       Series S
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 711        $ 3,275           $ 3           $ 21          $ 181
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             711          3,275             3             21            181
Expenses:
    Mortality and expense risk and
      other charges                                 545          2,640         3,164          3,267          4,158
    Annual administrative charges                     5          1,452            37             41             50
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                34            178           173            125            142
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      584          4,270         3,374          3,433          4,350
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        127           (995)       (3,371)        (3,412)        (4,169)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              87            949         1,500          1,886          2,646
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  87            949         1,500          1,886          2,646
Net unrealized appreciation
    (depreciation) of investments                   336            857         6,401          7,326          8,506
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 550          $ 811       $ 4,530        $ 5,800        $ 6,983
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING AIM        ING AIM
                                                                                         Mid-Cap        Mid-Cap
                                             ING GET        ING GET       ING GET         Growth         Growth
                                              Fund-          Fund-         Fund-         (Service       (Advisor
                                            Series T       Series U       Series V        Class)         Class)
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 266            $ 2           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             266              2             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                               4,314          3,632         4,344          2,725             20
    Annual administrative charges                    55             55            95            181              1
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges               152             66           122             87              -
    Other contract charges                            5              6             4            253              5
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    4,526          3,759         4,565          3,246             26
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (4,260)        (3,757)       (4,565)        (3,246)           (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           3,572          5,263        (1,614)        12,008             11
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions               3,572          5,263        (1,614)        12,008             11
Net unrealized appreciation
    (depreciation) of investments                 7,977         11,523        (4,705)        50,126            425
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 7,289       $ 13,029     $ (10,884)      $ 58,888          $ 410
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                          ING Alliance    ING Alliance                       ING
                                             Mid-Cap         Mid-Cap          ING         American          ING
                                             Growth          Growth        American         Funds         American
                                            (Service        (Advisor         Funds         Growth-         Funds
                                             Class)          Class)         Growth         Income      International
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -             $ -            $ -            $ -             $ -
                                          --------------  -------------- -------------- -------------- ---------------
Total investment income                               -               -              -              -               -
Expenses:
    Mortality and expense risk and
      other charges                               5,419              27            312            230              95
    Annual administrative charges                   290               1             14             12               4
    Minimum death benefit guarantee
      charges                                         -               -              -              -               -
    Contingent deferred sales charges               239               -             14             13               -
    Other contract charges                          335               7             36             22              11
                                          --------------  -------------- -------------- -------------- ---------------
Total expenses                                    6,283              35            376            277             110
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)                     (6,283)            (35)          (376)          (277)           (110)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          29,527              57              -              -               3
Capital gains distributions                           -               -              -              -               -
                                          --------------  -------------- -------------- -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions              29,527              57              -              -               3
Net unrealized appreciation
    (depreciation) of investments               140,666             720          6,250          5,537           2,718
                                          --------------  -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                 $ 163,910           $ 742        $ 5,874        $ 5,260         $ 2,611
                                          ==============  ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Capital      ING Capital       ING Capital      ING Capital
                                             Guardian         Guardian          Guardian         Guardian        ING Capital
                                             Large Cap        Large Cap          Managed          Managed         Guardian
                                               Value            Value            Global           Global          Small Cap
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                       $ 221              $ -               $ -              $ -            $ 678
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                               221                -                 -                -              678
Expenses:
    Mortality and expense risk and
      other charges                                 6,712               56             4,242               12            6,634
    Annual administrative charges                     186                1               155                -              312
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                 211                -               116                -              209
    Other contract charges                            930               15               472                3              597
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                      8,039               72             4,985               15            7,752
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                       (7,818)             (72)           (4,985)             (15)          (7,074)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (4,588)             (30)           (2,433)              17          (13,248)
Capital gains distributions                             -                -                 -                -                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (4,588)             (30)           (2,433)              17          (13,248)
Net unrealized appreciation
    (depreciation) of investments                 131,558            1,177            89,795              267          154,436
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 119,152          $ 1,075          $ 82,377            $ 269        $ 134,114
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING            ING          ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World          World          Equity          Equity
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 4           $ 177             $ 2          $ 427             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               4             177               2            427               1
Expenses:
    Mortality and expense risk and
      other charges                                  28           1,133              12          2,871              10
    Annual administrative charges                     -              53               -            117               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -              31               -            119               -
    Other contract charges                            8             105               3            222               2
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       36           1,322              15          3,329              12
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (32)         (1,145)            (13)        (2,902)            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2            (728)              4         (9,173)              -
Capital gains distributions                           -               -               -              -               -
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   2            (728)              4         (9,173)              -
Net unrealized appreciation
    (depreciation) of investments                   573          29,880             347         50,235             159
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 543        $ 28,007           $ 338       $ 38,160           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING FMR        ING FMR
                                           Diversified    Diversified     ING Goldman      ING Goldman       ING Hard
                                             Mid-Cap        Mid-Cap     Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor       Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)      (Service Class)  (Advisor Class)      Class)
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 2            $ -              $ -              $ -          $ 388
                                          -------------- -------------- ---------------- ----------------  -------------
Total investment income                               2              -                -                -            388
Expenses:
    Mortality and expense risk and
      other charges                               2,048             30              498               15          1,379
    Annual administrative charges                    54              1               14                -             49
    Minimum death benefit guarantee
      charges                                         -              -                -                -              1
    Contingent deferred sales charges                52              1                9                -             38
    Other contract charges                          340              8              104                4            118
                                          -------------- -------------- ---------------- ----------------  -------------
Total expenses                                    2,494             40              625               19          1,585
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)                     (2,492)           (40)            (625)             (19)        (1,197)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (876)             4            1,039               43          2,794
Capital gains distributions                           -              -                -                -              -
                                          -------------- -------------- ---------------- ----------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (876)             4            1,039               43          2,794
Net unrealized appreciation
    (depreciation) of investments                37,624            619            8,672              257         37,546
                                          -------------- -------------- ---------------- ----------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 34,256          $ 583          $ 9,086            $ 281       $ 39,143
                                          ============== ============== ================ ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING Janus      ING Janus
                                            ING Hard          ING             ING          Growth         Growth
                                             Assets      International   International   and Income     and Income
                                            (Advisor       (Service        (Advisor       (Service       (Advisor
                                             Class)         Class)          Class)         Class)         Class)
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 7          $ 349             $ 8           $ 58            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               7            349               8             58              -
Expenses:
    Mortality and expense risk and
      other charges                                  17          2,133              37          2,992             67
    Annual administrative charges                     -             95               1             78              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -             72               -             94              1
    Other contract charges                            5            156              10            486             20
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                       22          2,456              48          3,650             89
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                        (15)        (2,107)            (40)        (3,592)           (89)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              22         16,547               5         (1,267)            18
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  22         16,547               5         (1,267)            18
Net unrealized appreciation
    (depreciation) of investments                   641         19,653             813         38,839            929
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 648       $ 34,093           $ 778       $ 33,980          $ 858
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Janus      ING Janus          ING              ING
                                             Special        Special        Jennison         Jennison        ING JPMorgan
                                             Equity         Equity          Equity           Equity         Fleming Small
                                            (Service       (Advisor      Opportunities    Opportunities      Cap Equity
                                             Class)         Class)      (Service Class)  (Advisor Class)   (Service Class)
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ 268              $ 1               $ -
                                          -------------- -------------- ---------------- ----------------  ----------------
Total investment income                               -              -              268                1                 -
Expenses:
    Mortality and expense risk and
      other charges                                 554              5            4,505               12               500
    Annual administrative charges                    20              -              250                -                12
    Minimum death benefit guarantee
      charges                                         -              -                -                -                 -
    Contingent deferred sales charges                11              -              190                -                 6
    Other contract charges                           95              1              350                3                96
                                          -------------- -------------- ---------------- ----------------  ----------------
Total expenses                                      680              6            5,295               15               614
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)                       (680)            (6)          (5,027)             (14)             (614)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (642)             4          (51,233)              10               (64)
Capital gains distributions                           -              -                -                -                 -
                                          -------------- -------------- ---------------- ----------------  ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (642)             4          (51,233)              10               (64)
Net unrealized appreciation
    (depreciation) of investments                14,396            122          130,334              258            10,493
                                          -------------- -------------- ---------------- ----------------  ----------------
Net increase (decrease) in net assets
    resulting from operations                  $ 13,074          $ 120         $ 74,074            $ 254           $ 9,815
                                          ============== ============== ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                           ING JPMorgan     Julius Baer    Julius Baer        ING         ING Liquid
                                           Fleming Small      Foreign        Foreign        Limited        Assets
                                            Cap Equity       (Service       (Advisor       Maturity       (Service
                                          (Advisor Class)     Class)         Class)          Bond          Class)
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -          $ 196           $ 14        $ 4,049        $ 6,940
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                 -            196             14          4,049          6,940
Expenses:
    Mortality and expense risk and
      other charges                                    74            244             18          9,314         14,952
    Annual administrative charges                       1              6              -            230            571
    Minimum death benefit guarantee
      charges                                           -              -              -              1              4
    Contingent deferred sales charges                   -              2              -            453         26,087
    Other contract charges                             21             48              5            682            955
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                         96            300             23         10,680         42,569
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                          (96)          (104)            (9)        (6,631)       (35,629)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1          1,260              9          9,119              -
Capital gains distributions                             -          1,017             81          1,138              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     1          2,277             90         10,257              -
Net unrealized appreciation
    (depreciation) of investments                   1,641          2,852            315          1,985              -
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,546        $ 5,025          $ 396        $ 5,611      $ (35,629)
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              ING             ING
                                            ING Liquid     ING Marisco    ING Marisco       Mercury         Mercury
                                             Assets          Growth          Growth       Foucs Value     Foucs Value
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                      $ 27             $ -             $ -           $ 34             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                              27               -               -             34               1
Expenses:
    Mortality and expense risk and
      other charges                                  84          10,330              60            220               6
    Annual administrative charges                     1             746               1              6               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                12             467               -              4               -
    Other contract charges                           23             751              17             42               1
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                      120          12,294              78            272               7
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (93)        (12,294)            (78)          (238)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -         (10,462)             15             86               4
Capital gains distributions                           -               -               -            206               6
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -         (10,462)             15            292              10
Net unrealized appreciation
    (depreciation) of investments                     -         190,448             972          3,584              98
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ (93)      $ 167,692           $ 909        $ 3,638           $ 102
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                              ING MFS(R)     ING MFS(R)
                                            ING Mercury      ING Mercury       Mid-Cap        Mid-Cap       ING MFS(R)
                                            Fundamental      Fundamental        Growth         Growth        Research
                                              Growth           Growth          (Service       (Advisor       (Service
                                          (Service Class)  (Advisor Class)      Class)         Class)         Class)
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                         $ -              $ -            $ -            $ -          $ 941
                                          ---------------- ----------------  -------------  -------------  -------------
Total investment income                                 -                -              -              -            941
Expenses:
    Mortality and expense risk and
      other charges                                   126                7          8,502             70          7,178
    Annual administrative charges                       3                -            550              1            389
    Minimum death benefit guarantee
      charges                                           -                -              1              -              -
    Contingent deferred sales charges                   4                -            332              -            332
    Other contract charges                             29                2            814             19            569
                                          ---------------- ----------------  -------------  -------------  -------------
Total expenses                                        162                9         10,199             90          8,468
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)                         (162)              (9)       (10,199)           (90)        (7,527)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3                4        (77,150)            18       (121,817)
Capital gains distributions                             -                -              -              -              -
                                          ---------------- ----------------  -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                     3                4        (77,150)            18       (121,817)
Net unrealized appreciation
    (depreciation) of investments                   2,071              126        248,319          1,249        219,580
                                          ---------------- ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,912            $ 121      $ 160,970        $ 1,177       $ 90,236
                                          ================ ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING MFS(R)      ING MFS(R)     ING MFS(R)      ING PIMCO       ING PIMCO
                                            Research       Total Return   Total Return     Core Bond       Core Bond
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2         $ 5,242            $ 64        $ 2,244            $ 59
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               2           5,242              64          2,244              59
Expenses:
    Mortality and expense risk and
      other charges                                  19          15,637             133          8,739             173
    Annual administrative charges                     -             523               2            170               2
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -             536               -            313               1
    Other contract charges                            4           1,380              37          1,086              51
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       23          18,076             172         10,308             227
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (21)        (12,834)           (108)        (8,064)           (168)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              11          (1,736)              2         11,491              33
Capital gains distributions                           -               -               -          5,908             188
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                  11          (1,736)              2         17,399             221
Net unrealized appreciation
    (depreciation) of investments                   250         150,200           1,398          3,595              95
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 240       $ 135,630         $ 1,292       $ 12,930           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Salomon     ING Salomon     ING Salomon     ING Salomon          ING
                                             Brothers        Brothers        Brothers        Brothers      T. Rowe Price
                                             All Cap         All Cap        Investors       Investors         Capital
                                             (Service        (Advisor        (Service        (Advisor      Appreciation
                                              Class)          Class)          Class)          Class)      (Service Class)
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)
Income:
    Dividends                                      $ 191             $ -           $ 205             $ 1          $ 4,171
                                          --------------- --------------- --------------- --------------- ----------------
Total investment income                              191               -             205               1            4,171
Expenses:
    Mortality and expense risk and
      other charges                                5,331              41           1,808              10           17,556
    Annual administrative charges                    165               1              42               -              533
    Minimum death benefit guarantee
      charges                                          -               -               -               -                1
    Contingent deferred sales charges                172               -              59               -              605
    Other contract charges                           744              12             269               2            1,913
                                          --------------- --------------- --------------- --------------- ----------------
Total expenses                                     6,412              54           2,178              12           20,608
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)                      (6,221)            (54)         (1,973)            (11)         (16,437)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           (8,074)              7          (4,397)              3            5,046
Capital gains distributions                            -               -               -               -            1,545
                                          --------------- --------------- --------------- --------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions               (8,074)              7          (4,397)              3            6,591
Net unrealized appreciation
    (depreciation) of investments                113,725             903          34,032             175          247,300
                                          --------------- --------------- --------------- --------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 99,430           $ 856        $ 27,662           $ 167        $ 237,454
                                          =============== =============== =============== =============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING              ING               ING             ING            ING
                                           T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.       UBS U.S.
                                              Capital          Equity            Equity         Balanced       Balanced
                                           Appreciation        Income            Income         (Service       (Advisor
                                          (Advisor Class)  (Service Class)   (Advisor Class)     Class)         Class)
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 51          $ 1,609              $ 22            $ 8            $ -
                                          ---------------- ----------------  ---------------- -------------- --------------
Total investment income                                51            1,609                22              8              -
Expenses:
    Mortality and expense risk and
      other charges                                   154            7,667                85            877              3
    Annual administrative charges                       3              268                 2             24              -
    Minimum death benefit guarantee
      charges                                           -                3                 -              -              -
    Contingent deferred sales charges                   -              213                 -             25              -
    Other contract charges                             42              845                24            129              1
                                          ---------------- ----------------  ---------------- -------------- --------------
Total expenses                                        199            8,996               111          1,055              4
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)                         (148)          (7,387)              (89)        (1,047)            (4)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                34           (3,737)               (1)        (1,392)             -
Capital gains distributions                            22              741                12              -              -
                                          ---------------- ----------------  ---------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    56           (2,996)               11         (1,392)             -
Net unrealized appreciation
    (depreciation) of investments                   2,652          117,245             1,510         10,222             51
                                          ---------------- ----------------  ---------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 2,560        $ 106,862           $ 1,432        $ 7,783           $ 47
                                          ================ ================  ================ ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                   ING              ING              ING
                                                ING              ING           Van Kampen       Van Kampen       Van Kampen
                                             Van Kampen       Van Kampen         Global           Global         Growth and
                                           Equity Growth    Equity Growth       Franchise        Franchise         Income
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                         $ 4              $ -             $ 298             $ 67          $ 1,613
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                                 4                -               298               67            1,613
Expenses:
    Mortality and expense risk and
      other charges                                   250               49               522              109            9,383
    Annual administrative charges                       7                1                12                2              457
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                   4                1                 7                1              355
    Other contract charges                             48               13               101               32              551
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                        309               64               642              144           10,746
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                         (305)             (64)             (344)             (77)          (9,133)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               (22)               5               352               20          (16,135)
Capital gains distributions                           308               62                10                2                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                   286               67               362               22          (16,135)
Net unrealized appreciation
    (depreciation) of investments                   3,210              600             9,459            2,310          164,870
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,191            $ 603           $ 9,477          $ 2,255        $ 139,602
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING             ING            ING
                                            Van Kampen      Van Kampen     Van Kampen
                                            Growth and      Real Estate    Real Estate     ING Alger
                                              Income         (Service       (Advisor      Aggressive      ING Alger
                                          (Advisor Class)     Class)         Class)         Growth         Growth
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 42          $ 510            $ 6            $ -            $ -
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                42            510              6              -              -
Expenses:
    Mortality and expense risk and
      other charges                                   186          3,899             48              2              1
    Annual administrative charges                       4            141              1              -              -
    Minimum death benefit guarantee
      charges                                           -              -              -              -              -
    Contingent deferred sales charges                   5            128              1              -              -
    Other contract charges                             47            458             14              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                        242          4,626             64              2              1
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                         (200)        (4,116)           (58)            (2)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                20            467              6             20              -
Capital gains distributions                             -          1,987             37              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    20          2,454             43             20              -
Net unrealized appreciation
    (depreciation) of investments                   3,492         75,798            914             51             24
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,312       $ 74,136          $ 899           $ 69           $ 23
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING
                                            American                       ING            ING           ING MFS(R)
                                             Century      ING Baron      JPMorgan       JPMorgan        Capital
                                            Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                              Value        Growth     International      Value       (Initial Class)
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -          $ -             $ 2          $ 16              $ 3
                                          -------------- ------------ --------------- -------------  ---------------
Total investment income                               -            -               2            16                3
Expenses:
    Mortality and expense risk and
      other charges                                   1            2              21            28               27
    Annual administrative charges                     -            -               1             1                1
    Minimum death benefit guarantee
      charges                                         -            -               -             -                -
    Contingent deferred sales charges                 -            -               -             -                1
    Other contract charges                            -            -               1             -                -
                                          -------------- ------------ --------------- -------------  ---------------
Total expenses                                        1            2              23            29               29
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)                         (1)          (2)            (21)          (13)             (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -            -             130             8             (106)
Capital gains distributions                           4            -               -            42                -
                                          -------------- ------------ --------------- -------------  ---------------
Net realized gain (loss) on investments
    and capital gains distributions                   4            -             130            50             (106)
Net unrealized appreciation
    (depreciation) of investments                    25           93             567           483              539
                                          -------------- ------------ --------------- -------------  ---------------
Net increase (decrease) in net assets
    resulting from operations                      $ 28         $ 91           $ 676         $ 520            $ 407
                                          ============== ============ =============== =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING MFS(R)
                                              Capital       ING MFS(R)    ING MFS(R)     ING OpCap      ING PIMCO
                                           Opportunities      Global       Research       Balanced         Total
                                          (Service Class)     Growth        Equity          Value         Return
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -           $ -            $ -            $ 6           $ 52
                                          ---------------- ------------- -------------- -------------- --------------
Total investment income                                 -             -              -              6             52
Expenses:
    Mortality and expense risk and
      other charges                                     2             7              -              2              9
    Annual administrative charges                       -             -              -              -              -
    Minimum death benefit guarantee
      charges                                           -             -              -              -              -
    Contingent deferred sales charges                   -             -              -              -              -
    Other contract charges                              -             -              -              -              -
                                          ---------------- ------------- -------------- -------------- --------------
Total expenses                                          2             7              -              2              9
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)                           (2)           (7)             -              4             43
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 -            13              -              -              2
Capital gains distributions                             -             -              -              -             10
                                          ---------------- ------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     -            13              -              -             12
Net unrealized appreciation
    (depreciation) of investments                      54           161             13             55            (20)
                                          ---------------- ------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                        $ 52         $ 167           $ 13           $ 59           $ 35
                                          ================ ============= ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING            ING           ING
                                             Salomon        Salomon       Salomon           ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price   Tactical
                                           Aggressive     Fundamental    Investors        Growth          Asset
                                             Growth          Value         Value          Equity       Allocation
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 5           $ 1             $ 2            $ -
                                          -------------- -------------- -------------  -------------- --------------
Total investment income                               -              5             1               2              -
Expenses:
    Mortality and expense risk and
      other charges                                  34              2             1               8              -
    Annual administrative charges                     1              -             -               -              -
    Minimum death benefit guarantee
      charges                                         -              -             -               -              -
    Contingent deferred sales charges                 -              -             -               -              -
    Other contract charges                            5              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Total expenses                                       40              2             1               8              -
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)                        (40)             3             -              (6)             -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              38              1             -              (3)             -
Capital gains distributions                           -              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  38              1             -              (3)             -
Net unrealized appreciation
    (depreciation) of investments                   709             75            44             322              9
                                          -------------- -------------- -------------  -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 707           $ 79          $ 44           $ 313            $ 9
                                          ============== ============== =============  ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING GET       ING GET        ING GET
                                             ING Van       U.S. Core     U.S. Core      U.S. Core       ING VIT
                                             Kampen        Portfolio     Portfolio      Portfolio      Worldwide
                                            Comstock      - Series 1     - Series 2     - Series 3       Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 210            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             210              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                 271          1,574           222              5            624
    Annual administrative charges                     5             36            17              -             18
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 1             19             1              -             18
    Other contract charges                           61              1             -              -            123
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      338          1,630           240              5            783
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (128)        (1,630)         (240)            (5)          (783)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             123            372             3              -         (1,417)
Capital gains distributions                         600              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 723            372             3              -         (1,417)
Net unrealized appreciation
    (depreciation) of investments                 4,267          7,336         1,240              3         11,402
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,862        $ 6,078       $ 1,003           $ (2)       $ 9,202
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING VP         ING VP
                                             ING VP         ING VP         ING VP       Index Plus     Index Plus
                                            Balanced         Bond          Growth        LargeCap        MidCap
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -        $ 1,301           $ -          $ 157           $ 27
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -          1,301             -            157             27
Expenses:
    Mortality and expense risk and
      other charges                                   3          1,207             1            325            137
    Annual administrative charges                     -             27             -              8              3
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             78             -             13              2
    Other contract charges                            -            171             -             37              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        3          1,483             1            383            142
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (3)          (182)           (1)          (226)          (115)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2          1,465             5            901           (100)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   2          1,465             5            901           (100)
Net unrealized appreciation
    (depreciation) of investments                    74          1,098            36          4,973          2,998
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 73        $ 2,381          $ 40        $ 5,648        $ 2,783
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING VP         ING VP         ING VP         ING VP
                                           Index Plus    International     Small          Value          ING VP
                                            SmallCap        Equity        Company      Opportunity     Convertible
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 6            $ -           $ 1           $ 10           $ 64
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               6              -             1             10             64
Expenses:
    Mortality and expense risk and
      other charges                                 105              -             3             22             31
    Annual administrative charges                     3              -             -              1              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 3              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      111              -             3             23             31
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (105)             -            (2)           (13)            33
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              45              -            (5)           (34)            46
Capital gains distributions                           -              -             -              -             59
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  45              -            (5)           (34)           105
Net unrealized appreciation
    (depreciation) of investments                 2,362             21           164            379            400
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 2,302           $ 21         $ 157          $ 332          $ 538
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING
                                             ING VP         ING VP          ING VP        VP Large        ING VP
                                           Growth and       Growth       International     Company       LargeCap
                                             Income      Opportunities       Value          Value         Growth
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -             $ 1           $ 11            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               -              -               1             11              -
Expenses:
    Mortality and expense risk and
      other charges                                   5            277               2             17             22
    Annual administrative charges                     -              8               -              -              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -              3               -              1              -
    Other contract charges                            -             52               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                        5            340               2             18             23
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                         (5)          (340)             (1)            (7)           (23)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (492)             19             82             23
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (492)             19             82             23
Net unrealized appreciation
    (depreciation) of investments                   188          5,210              68            158            432
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 183        $ 4,378            $ 86          $ 233          $ 432
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING VP          ING VP        AIM V.I.       AIM V.I.
                                             ING VP         MidCap         SmallCap        Capital         Core
                                            MagnaCap     Opportunities   Opportunities  Appreciation      Equity
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                     $ 147            $ -             $ -            $ -            $ 1
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                             147              -               -              -              1
Expenses:
    Mortality and expense risk and
      other charges                                 295              1             916              -              1
    Annual administrative charges                     8              -              25              -              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 5              -              17              -              -
    Other contract charges                           43              -             197              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                      351              1           1,155              -              1
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                       (204)            (1)         (1,155)             -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (278)             -          (1,179)            (6)             -
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (278)             -          (1,179)            (6)             -
Net unrealized appreciation
    (depreciation) of investments                 5,308             46          19,418             14             30
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,826           $ 45        $ 17,084            $ 8           $ 30
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)


                                            AIM V.I.                                     Alliance-      Alliance-
                                              Dent                        AIM V.I.       Bernstein      Bernstein
                                           Demographic     AIM V.I.       Premier       Growth and       Premier
                                             Trends         Growth         Equity         Income          Growth
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -           $ -            $ 50             $ -
                                          -------------- -------------- -------------  -------------- ---------------
Total investment income                               -              -             -              50               -
Expenses:
    Mortality and expense risk and
      other charges                                 510             22             1             102              44
    Annual administrative charges                    16              -             -               2               1
    Minimum death benefit guarantee
      charges                                         -              -             -               -               -
    Contingent deferred sales charges                12              1             -               4               2
    Other contract charges                           92              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Total expenses                                      630             23             1             108              47
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)                       (630)           (23)           (1)            (58)            (47)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (826)           (59)           (6)           (169)             61
Capital gains distributions                           -              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions                (826)           (59)           (6)           (169)             61
Net unrealized appreciation
    (depreciation) of investments                 9,992            456            29           2,108             540
                                          -------------- -------------- -------------  -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                   $ 8,536          $ 374          $ 22         $ 1,881           $ 554
                                          ============== ============== =============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Alliance-      Fidelity(R)    Fidelity(R)    Fidelity(R)    Fidelity(R)
                                            Bernstein         VIP            VIP             VIP            VIP
                                              Value       Contrafund(R)  Equity-Income      Growth        Overseas
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 32           $ 17           $ 401           $ 33            $ -
                                          -------------- -------------- --------------- -------------- --------------
Total investment income                              32             17             401             33              -
Expenses:
    Mortality and expense risk and
      other charges                                  69            142           1,030          1,422              1
    Annual administrative charges                     1              3              28             38              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 2             11              25             33              -
    Other contract charges                            -              -             170            230              -
                                          -------------- -------------- --------------- -------------- --------------
Total expenses                                       72            156           1,253          1,723              1
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)                        (40)          (139)           (852)        (1,690)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (77)            17           1,150          3,517             70
Capital gains distributions                           -              -               -              -              -
                                          -------------- -------------- --------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                 (77)            17           1,150          3,517             70
Net unrealized appreciation
    (depreciation) of investments                 1,249          2,949          19,809         21,592             20
                                          -------------- -------------- --------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,132        $ 2,827        $ 20,107       $ 23,419           $ 89
                                          ============== ============== =============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Franklin                                                     Galaxy
                                            Small Cap     Galaxy VIP     Galaxy VIP     Galaxy VIP     VIP Small
                                              Value          Asset       Growth and    High Quality     Company
                                           Securities     Allocation       Income          Bond          Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 4           $ -            $ 2            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -              4             -              2              -
Expenses:
    Mortality and expense risk and
      other charges                                   1              2             -              1              -
    Annual administrative charges                     -              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              1             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        1              3             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (1)             1             -              1              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (237)          (53)             5            (37)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (237)          (53)             5            (37)
Net unrealized appreciation
    (depreciation) of investments                    42            244            49             (6)            33
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 41            $ 8          $ (4)           $ -           $ (4)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            INVESCO       INVESCO
                                                             VIF -         VIF -         INVESCO        INVESCO
                                            Greenwich      Financial       Health         VIF -          VIF -
                                          Appreciation     Services       Sciences       Leisure       Utilities
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 4          $ 276           $ -            $ -          $ 281
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               4            276             -              -            281
Expenses:
    Mortality and expense risk and
      other charges                                   8            622           900            286            250
    Annual administrative charges                     1             16            23              8              6
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             26            20              4              4
    Other contract charges                            -            106           153             60             43
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        9            770         1,096            358            303
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (5)          (494)       (1,096)          (358)           (22)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (15)         1,322           285            (11)          (293)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (15)         1,322           285            (11)          (293)
Net unrealized appreciation
    (depreciation) of investments                   141          8,589        12,824          4,839          2,884
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 121        $ 9,417      $ 12,013        $ 4,470        $ 2,569
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                          Janus Aspen                  Janus Aspen
                                           Janus Aspen      Series      Janus Aspen       Series        Colonial
                                             Series        Flexible        Series       Worldwide      Small Cap
                                            Balanced        Income         Growth         Growth         Value
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 57           $ 46           $ -           $ 45          $ 104
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              57             46             -             45            104
Expenses:
    Mortality and expense risk and
      other charges                                  20              8             4             71            119
    Annual administrative charges                     -              -             -              2              5
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              1              1
    Other contract charges                            -              -             -              -             22
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       20              8             4             74            147
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         37             38            (4)           (29)           (43)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              (1)            22            (8)           461             85
Capital gains distributions                           -              -             -              -            497
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  (1)            22            (8)           461            582
Net unrealized appreciation
    (depreciation) of investments                   346             (5)          165            941          2,851
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 382           $ 55         $ 153        $ 1,373        $ 3,390
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         Liberty
                                             Liberty                      Liberty         Small        Oppenheimer
                                              Asset         Liberty       Federal        Company         Global
                                           Allocation       Equity       Securities       Growth       Securities
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 2           $ -            $ -             $ 3
                                          -------------- -------------- -------------  -------------  --------------
Total investment income                               -              2             -              -               3
Expenses:
    Mortality and expense risk and
      other charges                                   6              9             1              1               9
    Annual administrative charges                     1              1             -              -               -
    Minimum death benefit guarantee
      charges                                         -              -             -              -               -
    Contingent deferred sales charges                 -              -             -              -               -
    Other contract charges                            -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Total expenses                                        7             10             1              1               9
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)                         (7)            (8)           (1)            (1)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               5            (56)            1              4              (4)
Capital gains distributions                           -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   5            (56)            1              4              (4)
Net unrealized appreciation
    (depreciation) of investments                   105            193             2             26             523
                                          -------------- -------------- -------------  -------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 103          $ 129           $ 2           $ 29           $ 513
                                          ============== ============== =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                           Oppenheimer       PIMCO        StocksPLUS      Pioneer
                                            Strategic         High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2       $ 33,724        $ 3,873           $ 12          $ 360
                                          --------------  -------------  -------------  ------------- --------------
Total investment income                               2         33,724          3,873             12            360
Expenses:
    Mortality and expense risk and
      other charges                                   2          7,725          3,019              5            612
    Annual administrative charges                     -            211            127              -             12
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                 -            291            202              -             17
    Other contract charges                            -            772            232              -            117
                                          --------------  -------------  -------------  ------------- --------------
Total expenses                                        2          8,999          3,580              5            758
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)                          -         24,725            293              7           (398)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              21         (3,672)       (32,864)            (2)          (651)
Capital gains distributions                           -              -              -              -              -
                                          --------------  -------------  -------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  21         (3,672)       (32,864)            (2)          (651)
Net unrealized appreciation
    (depreciation) of investments                    14         61,195         78,606            128          9,623
                                          --------------  -------------  -------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                      $ 35       $ 82,248       $ 46,035          $ 133        $ 8,574
                                          ==============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             Pioneer        Pioneer                                    ProFund VP
                                             Mid-Cap         Small        ProFund        ProFund      Rising Rates
                                              Value         Company       VP Bull      VP Europe 30   Opportunity
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 209            $ -           $ -           $ 31            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             209              -             -             31              -
Expenses:
    Mortality and expense risk and
      other charges                               1,648             65           829            260             91
    Annual administrative charges                    40              1            28              7              4
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                40              1            32              8              1
    Other contract charges                          266              -            93             23              3
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    1,994             67           982            298             99
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (1,785)           (67)         (982)          (267)           (99)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (273)           (73)        7,956          3,373           (117)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (273)           (73)        7,956          3,373           (117)
Net unrealized appreciation
    (depreciation) of investments                34,933          1,100         4,488          2,207           (608)
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 32,875          $ 960      $ 11,462        $ 5,313         $ (824)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                         SP Jennison     Putnam VT      Putnam VT
                                           ProFund VP                   International    Discovery     Growth and
                                            Small Cap      Jennison        Growth          Growth        Income
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ -            $ -           $ 34
                                          -------------- -------------- --------------  ------------- --------------
Total investment income                               -              -              -              -             34
Expenses:
    Mortality and expense risk and
      other charges                                 997            806            518             37             34
    Annual administrative charges                    35             20             14              1              1
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                38             14              9              1              1
    Other contract charges                          129            129             83              -              -
                                          -------------- -------------- --------------  ------------- --------------
Total expenses                                    1,199            969            624             39             36
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)                     (1,199)          (969)          (624)           (39)            (2)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          13,339            690          3,034            (50)           (94)
Capital gains distributions                           -              -              -              -              -
                                          -------------- -------------- --------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions              13,339            690          3,034            (50)           (94)
Net unrealized appreciation
    (depreciation) of investments                 6,166         11,818          9,129            703            648
                                          -------------- -------------- --------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                  $ 18,306       $ 11,539       $ 11,539          $ 614          $ 552
                                          ============== ============== ==============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                             Smith
                                            Putnam VT                       Barney          Smith          Smith
                                          International      Smith       International     Barney         Barney
                                           Growth and        Barney         All Cap         Large          Money
                                             Income       High Income       Growth        Cap Value       Market
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 51           $ 21             $ 2            $ 6            $ 1
                                          --------------  -------------  -------------- -------------- --------------
Total investment income                              51             21               2              6              1
Expenses:
    Mortality and expense risk and
      other charges                                  50              4               3              5              2
    Annual administrative charges                     1              1               -              1              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 1              -               -              -             10
    Other contract charges                            -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Total expenses                                       52              5               3              6             12
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)                         (1)            16              (1)             -            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (129)           (81)            (25)           (41)             -
Capital gains distributions                           -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (129)           (81)            (25)           (41)             -
Net unrealized appreciation
    (depreciation) of investments                 1,208            134              71            125              -
                                          --------------  -------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,078           $ 69            $ 45           $ 84          $ (11)
                                          ==============  =============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                       Wells Fargo
                                                          Wells Fargo   Wells Fargo      VT Large     Wells Fargo
                                          UBS Tactical     VT Asset      VT Equity       Company      VT SmallCap
                                           Allocation     Allocation       Income         Growth         Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 15            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              15              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                  36              -             -              -              -
    Annual administrative charges                     1              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       37              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        (22)             -             -              -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (51)             -             -              -              -
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (51)             -             -              -              -
Net unrealized appreciation
    (depreciation) of investments                   694              -             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 621            $ -           $ -            $ 1            $ -
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series N       Series P       Series Q       Series R
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                      $ 30,868      $ 153,045        $ 1,904            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (225)        (1,613)           335            320
    Net realized gain (loss) on investments
      and capital gains distributions                                     1            (70)            (3)            48
    Net unrealized appreciation (depreciation) of investments          (538)         1,644            217          1,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (762)           (39)           549          1,724
Changes from contract transactions:
    Purchase payments                                                    (8)          (437)         2,717          2,413
    Contract distributions and terminations                            (792)        (3,496)        (2,304)        (2,081)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (645)        (5,227)       166,163        168,470
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (1,445)        (9,160)       166,576        168,802
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (2,207)        (9,199)       167,125        170,526
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      28,661        143,846        169,029        170,526
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        127           (995)        (3,371)        (3,412)
    Net realized gain (loss) on investments                              87            949          1,500          1,886
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   336            857          6,401          7,326
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   550            811          4,530          5,800
Changes from contract transactions:
    Purchase payments                                                   (25)          (112)          (123)           (88)
    Contract distributions and terminations                          (1,353)        (6,238)        (6,340)        (5,347)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (4,476)       (28,206)       (36,001)       (36,136)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (5,854)       (34,556)       (42,464)       (41,571)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (5,304)       (33,745)       (37,934)       (35,771)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series S       Series T       Series U       Series V
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (132)          (298)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (15)             8              -              -
    Net unrealized appreciation (depreciation) of investments         1,013          2,300              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   866          2,010              -              -
Changes from contract transactions:
    Purchase payments                                                 3,067          6,518            466              -
    Contract distributions and terminations                          (1,591)          (152)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      216,928        229,572            582              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          218,404        235,938          1,048              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           219,270        237,948          1,048              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     219,270        237,948          1,048              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (4,169)        (4,260)        (3,757)        (4,565)
    Net realized gain (loss) on investments                           2,646          3,572          5,263         (1,614)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,506          7,977         11,523         (4,705)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,983          7,289         13,029        (10,884)
Changes from contract transactions:
    Purchase payments                                                  (100)          (258)         5,900         12,238
    Contract distributions and terminations                          (6,106)        (6,877)        (4,265)        (4,915)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (58,227)       (75,220)       153,214        329,545
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (64,433)       (82,355)       154,849        336,868
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (57,450)       (75,066)       167,878        325,984
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 161,820      $ 162,882      $ 168,926      $ 325,984
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING AIM         ING AIM      ING Alliance    ING Alliance
                                                                 Mid-Cap         Mid-Cap         Mid-Cap        Mid-Cap
                                                                  Growth         Growth          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 259,382            $ -       $ 395,434             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,672)             -          (5,491)              -
    Net realized gain (loss) on investments
      and capital gains distributions                               (113,239)             -        (211,562)              -
    Net unrealized appreciation (depreciation) of investments         38,088             (1)         97,211              (6)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (78,823)            (1)       (119,842)             (6)
Changes from contract transactions:
    Purchase payments                                                 15,000             61          22,649             150
    Contract distributions and terminations                           (9,725)             -         (16,524)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (45,983)            18         (34,948)              4
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   1              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (40,707)            79         (28,823)            154
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (119,530)            78        (148,665)            148
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      139,852             78         246,769             148
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,246)           (26)         (6,283)            (35)
    Net realized gain (loss) on investments                           12,008             11          29,527              57
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 50,126            425         140,666             720
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 58,888            410         163,910             742
Changes from contract transactions:
    Purchase payments                                                 28,579          2,392          41,672           3,213
    Contract distributions and terminations                           (8,002)           (12)        (18,672)            (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         2,416            326          29,145             534
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            22,993          2,706          52,145           3,734
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                             81,881          3,116         216,055           4,476
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 221,733        $ 3,194       $ 462,824         $ 4,624
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                 ING                        ING Capital
                                                                  ING         American          ING          Guardian
                                                                American        Funds        American        Large Cap
                                                                 Funds         Growth-         Funds           Value
                                                                 Growth        Income      International  (Service Class)
                                                              -------------  ------------  -------------- ----------------
Net assets at January 1, 2002                                          $ -           $ -             $ -        $ 275,489
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         -             -               -           (4,985)
    Net realized gain (loss) on investments
      and capital gains distributions                                    -             -               -          (12,529)
    Net unrealized appreciation (depreciation) of investments            -             -               -          (66,466)
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                    -             -               -          (83,980)
Changes from contract transactions:
    Purchase payments                                                    -             -               -           90,790
    Contract distributions and terminations                              -             -               -          (11,843)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           -             -               -           25,232
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                 -             -               -                -
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               -             -               -          104,179
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                                -             -               -           20,199
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2002                                          -             -               -          295,688
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (376)         (277)           (110)          (7,818)
    Net realized gain (loss) on investments                              -             -               3           (4,588)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                6,250         5,537           2,718          131,558
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                5,874         5,260           2,611          119,152
Changes from contract transactions:
    Purchase payments                                               65,269        49,855          24,658          117,569
    Contract distributions and terminations                           (658)         (467)            (90)         (17,769)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      61,835        45,311          18,161           46,648
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                         126,446        94,699          42,729          146,448
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                          132,320        99,959          45,340          265,600
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2003                                  $ 132,320      $ 99,959        $ 45,340        $ 561,288
                                                              =============  ============  ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Capital       ING Capital      ING Capital
                                                                 Guardian          Guardian         Guardian        ING Capital
                                                                 Large Cap          Managed          Managed         Guardian
                                                                   Value            Global           Global          Small Cap
                                                              (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -         $ 250,388              $ -        $ 480,513
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (3,977)               -           (7,335)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -            (2,654)               -          (87,705)
    Net unrealized appreciation (depreciation) of investments             (14)          (50,119)              (2)         (39,390)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                     (15)          (56,750)              (2)        (134,430)
Changes from contract transactions:
    Purchase payments                                                     307            48,234               31           64,429
    Contract distributions and terminations                                 -           (12,917)               -          (23,540)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             41            (5,872)              21          (45,826)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 1                -                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                                348            29,446               52           (4,937)
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                                 333           (27,304)              50         (139,367)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                           333           223,084               50          341,146
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (72)           (4,985)             (15)          (7,074)
    Net realized gain (loss) on investments                               (30)           (2,433)              17          (13,248)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,177            89,795              267          154,436
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   1,075            82,377              269          134,114
Changes from contract transactions:
    Purchase payments                                                   5,282            53,400            1,684           66,650
    Contract distributions and terminations                              (465)          (12,470)             (40)         (18,324)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            580             5,996              121           13,700
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              5,397            46,926            1,765           62,026
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                               6,472           129,303            2,034          196,140
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                       $ 6,805         $ 352,387          $ 2,084        $ 537,286
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Capital         ING             ING         ING Eagle
                                                                 Guardian      Developing      Developing     Asset Value
                                                                Small Cap         World           World          Equity
                                                                 (Advisor       (Service        (Advisor        (Service
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                            $ -       $ 71,466             $ -       $ 199,039
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -         (1,356)              -          (2,233)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -          1,932               -         (11,165)
    Net unrealized appreciation (depreciation) of investments              1         (8,556)             (2)        (27,107)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                      1         (7,980)             (2)        (40,505)
Changes from contract transactions:
    Purchase payments                                                     85         11,601              81          24,266
    Contract distributions and terminations                                -         (4,659)              -          (9,725)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           235        (10,428)              -             164
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                               320         (3,486)             81          14,705
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                                321        (11,466)             79         (25,800)
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          321         60,000              79         173,239
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (32)        (1,145)            (13)         (2,902)
    Net realized gain (loss) on investments                                2           (728)              4          (9,173)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    573         29,880             347          50,235
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                    543         28,007             338          38,160
Changes from contract transactions:
    Purchase payments                                                  2,853         14,583           1,305          20,666
    Contract distributions and terminations                               (7)        (3,396)              -          (9,738)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           438         10,064             234         (10,178)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,284         21,251           1,539             750
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                              3,827         49,258           1,877          38,910
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                      $ 4,148      $ 109,258         $ 1,956       $ 212,149
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Eagle       ING FMR        ING FMR      ING Goldman
                                                               Asset Value    Diversified    Diversified   Sachs Internet
                                                                 Equity         Mid-Cap        Mid-Cap       Tollkeeper
                                                                (Advisor       (Service       (Advisor        (Service
                                                                 Class)         Class)         Class)          Class)
                                                              -------------- -------------- -------------- ---------------
Net assets at January 1, 2002                                           $ -       $ 57,814            $ -         $ 5,389
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          1         (1,405)             -            (169)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (1,645)             -          (3,259)
    Net unrealized appreciation (depreciation) of investments            (3)       (16,949)            (4)             32
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                    (2)       (19,999)            (4)         (3,396)
Changes from contract transactions:
    Purchase payments                                                    62         38,230            136           7,425
    Contract distributions and terminations                               -         (3,572)             -            (281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           47         18,686             88           3,665
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -               -
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              109         53,344            224          10,809
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               107         33,345            220           7,413
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2002                                         107         91,159            220          12,802
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (11)        (2,492)           (40)           (625)
    Net realized gain (loss) on investments                               -           (876)             4           1,039
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   159         37,624            619           8,672
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                   148         34,256            583           9,086
Changes from contract transactions:
    Purchase payments                                                   728         38,594          2,739          20,789
    Contract distributions and terminations                              (6)        (4,100)           (32)         (1,153)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           45          4,296            244          12,098
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              767         38,790          2,951          31,734
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               915         73,046          3,534          40,820
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2003                                     $ 1,022      $ 164,205        $ 3,754        $ 53,622
                                                              ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Goldman       ING Hard       ING Hard          ING
                                                              Sachs Internet       Assets         Assets      International
                                                                Tollkeeper        (Service       (Advisor       (Service
                                                              (Advisor Class)      Class)         Class)         Class)
                                                              ----------------  -------------  -------------  --------------
Net assets at January 1, 2002                                             $ -       $ 33,209            $ -       $ 144,061
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            -           (642)             -          (1,510)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -         (2,333)             -         (18,218)
    Net unrealized appreciation (depreciation) of investments              (4)        (1,937)             1          (1,709)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                      (4)        (4,912)             1         (21,437)
Changes from contract transactions:
    Purchase payments                                                      42         10,388             63          15,966
    Contract distributions and terminations                                 -         (2,996)             -          (6,869)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             15         32,064             33         (11,244)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -               -
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 57         39,456             96          (2,147)
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                                  53         34,544             97         (23,584)
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2002                                            53         67,753             97         120,477
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (19)        (1,197)           (15)         (2,107)
    Net realized gain (loss) on investments                                43          2,794             22          16,547
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     257         37,546            641          19,653
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                     281         39,143            648          34,093
Changes from contract transactions:
    Purchase payments                                                   2,167         17,646          1,982          19,354
    Contract distributions and terminations                               (63)        (5,336)            (3)         (5,614)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            157         20,810            313          (6,228)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              2,261         33,120          2,292           7,512
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                               2,542         72,263          2,940          41,605
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2003                                       $ 2,595      $ 140,016        $ 3,037       $ 162,082
                                                              ================  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                ING Janus      ING Janus     ING Janus
                                                                   ING           Growth         Growth        Special
                                                              International    and Income     and Income       Equity
                                                                 (Advisor       (Service       (Advisor       (Service
                                                                  Class)         Class)         Class)         Class)
                                                              --------------- -------------- -------------- -------------
Net assets at January 1, 2002                                            $ -       $ 92,720            $ -      $ 24,325
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           1         (1,869)             -          (504)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (4,040)             -        (1,565)
    Net unrealized appreciation (depreciation) of investments              -        (22,039)           (15)       (6,229)
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                      1        (27,948)           (15)       (8,298)
Changes from contract transactions:
    Purchase payments                                                    218         55,155            541         6,311
    Contract distributions and terminations                                -         (4,880)             -          (834)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            35         15,298             61           290
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -             -
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               253         65,573            602         5,767
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                                254         37,625            587        (2,531)
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2002                                          254        130,345            587        21,794
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (40)        (3,592)           (89)         (680)
    Net realized gain (loss) on investments                                5         (1,267)            18          (642)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    813         38,839            929        14,396
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                    778         33,980            858        13,074
Changes from contract transactions:
    Purchase payments                                                  3,679         57,855          4,981        11,922
    Contract distributions and terminations                               (8)        (6,459)           (50)       (1,281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           277          9,001            819         8,402
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,948         60,397          5,750        19,043
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                              4,726         94,377          6,608        32,117
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2003                                      $ 4,980      $ 224,722        $ 7,195      $ 53,911
                                                              =============== ============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Janus          ING               ING
                                                                 Special        Jennison          Jennison       ING JPMorgan
                                                                 Equity          Equity            Equity        Fleming Small
                                                                (Advisor      Opportunities     Opportunities     Cap Equity
                                                                 Class)      (Service Class)   (Advisor Class)  (Service Class)
                                                              -------------- ----------------  ---------------- ----------------
Net assets at January 1, 2002                                           $ -        $ 440,209               $ -              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -           (5,971)                -              (56)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (150,767)                -              (90)
    Net unrealized appreciation (depreciation) of investments            (1)          21,921                 -             (411)
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                    (1)        (134,817)                -             (557)
Changes from contract transactions:
    Purchase payments                                                    36           34,448                32            5,453
    Contract distributions and terminations                               -          (17,174)                -             (116)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           21          (41,715)                2            4,710
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -                3                 -                -
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               57          (24,438)               34           10,047
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                                56         (159,255)               34            9,490
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2002                                          56          280,954                34            9,490
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (6)          (5,027)              (14)            (614)
    Net realized gain (loss) on investments                               4          (51,233)               10              (64)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   122          130,334               258           10,493
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                   120           74,074               254            9,815
Changes from contract transactions:
    Purchase payments                                                   451           13,680             1,124           30,395
    Contract distributions and terminations                              (6)         (16,077)              (11)            (550)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          180          (19,251)              238           16,334
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              625          (21,648)            1,351           46,179
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                               745           52,426             1,605           55,994
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2003                                       $ 801        $ 333,380           $ 1,639         $ 65,484
                                                              ============== ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                    ING            ING
                                                               ING JPMorgan     Julius Baer    Julius Baer        ING
                                                               Fleming Small      Foreign        Foreign        Limited
                                                                Cap Equity        (Service       (Advisor       Maturity
                                                              (Advisor Class)      Class)         Class)          Bond
                                                              ----------------  -------------  -------------  -------------
Net assets at January 1, 2002                                             $ -            $ -            $ -      $ 364,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (24)             -          8,171
    Net realized gain (loss) on investments
      and capital gains distributions                                       -           (285)             -          6,401
    Net unrealized appreciation (depreciation) of investments              (9)            29             (1)         9,830
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (10)          (280)            (1)        24,402
Changes from contract transactions:
    Purchase payments                                                     462          2,749            166         96,571
    Contract distributions and terminations                                 -            (61)             -        (30,028)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             59          2,582              -        103,934
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -              -
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                521          5,270            166        170,477
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                                 511          4,990            165        194,879
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2002                                           511          4,990            165        558,941
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (96)          (104)            (9)        (6,631)
    Net realized gain (loss) on investments                                 1          2,277             90         10,257
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,641          2,852            315          1,985
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                   1,546          5,025            396          5,611
Changes from contract transactions:
    Purchase payments                                                   7,957         12,400          1,870        112,379
    Contract distributions and terminations                               (43)          (325)            (4)       (37,669)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          1,117         12,554            123       (104,308)
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              9,031         24,629          1,989        (29,598)
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                              10,577         29,654          2,385        (23,987)
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2003                                      $ 11,088       $ 34,644        $ 2,550      $ 534,954
                                                              ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Liquid      ING Liquid     ING Marisco    ING Marisco
                                                                  Assets         Assets          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                    $ 1,071,485            $ -     $ 1,002,892             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,023)            (2)        (13,950)              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -              -        (524,085)              -
    Net unrealized appreciation (depreciation) of investments              -              -         244,425              (5)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,023)            (2)       (293,610)             (5)
Changes from contract transactions:
    Purchase payments                                                454,243          3,191          56,919              68
    Contract distributions and terminations                         (594,093)             -         (35,962)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       126,567         (1,389)       (170,198)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (13,283)         1,802        (149,241)             97
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (48,306)         1,800        (442,851)             92
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                    1,023,179          1,800         560,041              92
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,629)           (93)        (12,294)            (78)
    Net realized gain (loss) on investments                                -              -         (10,462)             15
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -              -         190,448             972
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,629)           (93)        167,692             909
Changes from contract transactions:
    Purchase payments                                                415,072          9,725          80,708           6,065
    Contract distributions and terminations                         (582,769)          (491)        (32,653)            (46)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (74,179)        (6,104)          2,912           1,304
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (241,876)         3,130          50,967           7,323
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (277,505)         3,037         218,659           8,232
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 745,674        $ 4,837       $ 778,700         $ 8,324
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 Mercury        Mercury       ING Mercury       ING Mercury
                                                               Foucs Value    Foucs Value     Fundamental       Fundamental
                                                                (Service       (Advisor         Growth            Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                           $ -            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)             -              (12)                -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (201)             -              (17)                -
    Net unrealized appreciation (depreciation) of investments           (90)            (2)            (114)               (5)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                  (330)            (2)            (143)               (5)
Changes from contract transactions:
    Purchase payments                                                 3,044             23            1,709                99
    Contract distributions and terminations                             (96)             -              (21)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,313             27            1,197                14
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            6,261             50            2,885               113
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                             5,931             48            2,742               108
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                       5,931             48            2,742               108
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (238)            (6)            (162)               (9)
    Net realized gain (loss) on investments                             292             10                3                 4
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 3,584             98            2,071               126
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 3,638            102            1,912               121
Changes from contract transactions:
    Purchase payments                                                10,747            573            6,401               516
    Contract distributions and terminations                            (273)             -             (198)               (4)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        6,141             82            2,773               115
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           16,615            655            8,976               627
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            20,253            757           10,888               748
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 26,184          $ 805         $ 13,630             $ 856
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING MFS(R)    ING MFS(R)
                                                                 Mid-Cap        Mid-Cap      ING MFS(R)     ING MFS(R)
                                                                 Growth         Growth        Research       Research
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 928,290            $ -      $ 637,711            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (11,581)             -         (7,743)             -
    Net realized gain (loss) on investments
      and capital gains distributions                              (502,998)             -       (159,946)             -
    Net unrealized appreciation (depreciation) of investments        41,552             (9)         3,501             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations              (473,027)            (9)      (164,188)            (3)
Changes from contract transactions:
    Purchase payments                                                86,280            231         51,406            254
    Contract distributions and terminations                         (30,288)             -        (28,260)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (75,674)           327        (75,634)            75
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (19,682)           558        (52,488)           329
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                          (492,709)           549       (216,676)           326
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     435,581            549        421,035            326
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (10,199)           (90)        (7,527)           (21)
    Net realized gain (loss) on investments                         (77,150)            18       (121,817)            11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                               248,319          1,249        219,580            250
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               160,970          1,177         90,236            240
Changes from contract transactions:
    Purchase payments                                                70,479          6,803         42,251          1,306
    Contract distributions and terminations                         (26,211)           (14)       (24,773)           (14)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (6,462)         1,110        (33,838)            93
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,806          7,899        (16,360)         1,385
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           198,776          9,076         73,876          1,625
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 634,357        $ 9,625      $ 494,911        $ 1,951
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING MFS(R)     ING MFS(R)     ING PIMCO      ING PIMCO
                                                               Total Return   Total Return    Core Bond      Core Bond
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 793,394            $ -      $ 114,996            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      4,052             17          4,398             15
    Net realized gain (loss) on investments
      and capital gains distributions                                   704              1          2,237              1
    Net unrealized appreciation (depreciation) of investments       (67,592)           (29)        10,717             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (62,836)           (11)        17,352             13
Changes from contract transactions:
    Purchase payments                                               155,432            976        135,019            872
    Contract distributions and terminations                         (47,311)             -        (11,442)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,587            (10)       169,200            107
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          122,708            966        292,777            979
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            59,872            955        310,129            992
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     853,266            955        425,125            992
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (12,834)          (108)        (8,064)          (168)
    Net realized gain (loss) on investments                          (1,736)             2         17,399            221
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                150,200          1,398          3,595             95
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               135,630          1,292         12,930            148
Changes from contract transactions:
    Purchase payments                                               180,209         11,852        161,509         14,672
    Contract distributions and terminations                         (53,967)           (33)       (28,070)          (192)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       27,270          2,191        (57,467)           925
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          153,512         14,010         75,972         15,405
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           289,142         15,302         88,902         15,553
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                  $1,142,408       $ 16,257      $ 514,027       $ 16,545
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Salomon     ING Salomon     ING Salomon    ING Salomon
                                                                 Brothers       Brothers        Brothers        Brothers
                                                                 All Cap         All Cap        Investors      Investors
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 299,314            $ -        $ 91,400             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (5,038)             -          (1,156)              1
    Net realized gain (loss) on investments
      and capital gains distributions                                (14,267)             -          (2,693)              -
    Net unrealized appreciation (depreciation) of investments        (74,887)            (1)        (23,933)              -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (94,192)            (1)        (27,782)              1
Changes from contract transactions:
    Purchase payments                                                 83,489            136          33,925             267
    Contract distributions and terminations                          (12,299)             -          (3,916)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (28,572)            41          (1,491)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            42,618            177          28,518             296
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (51,574)           176             736             297
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      247,740            176          92,136             297
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (6,221)           (54)         (1,973)            (11)
    Net realized gain (loss) on investments                           (8,074)             7          (4,397)              3
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                113,725            903          34,032             175
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 99,430            856          27,662             167
Changes from contract transactions:
    Purchase payments                                                 63,595          4,569          23,253             430
    Contract distributions and terminations                          (13,162)            (9)         (4,531)            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        23,879            532          (2,373)            142
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            74,312          5,092          16,349             550
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            173,742          5,948          44,011             717
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 421,482        $ 6,124       $ 136,147         $ 1,014
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                               T. Rowe Price     T. Rowe Price    T. Rowe Price    T. Rowe Price
                                                                  Capital           Capital          Equity           Equity
                                                               Appreciation      Appreciation        Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                       $ 644,971               $ -        $ 416,763              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (1,345)                9           (1,888)               6
    Net realized gain (loss) on investments
      and capital gains distributions                                  13,721                 9          (13,856)               3
    Net unrealized appreciation (depreciation) of investments         (34,916)              (20)         (56,537)             (20)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 (22,540)               (2)         (72,281)             (11)
Changes from contract transactions:
    Purchase payments                                                 223,105               900           85,631              591
    Contract distributions and terminations                           (43,624)                -          (20,848)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        133,166                (4)             403               60
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    1                 -                2                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            312,648               896           65,188              651
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             290,108               894           (7,093)             640
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                       935,079               894          409,670              640
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (16,437)             (148)          (7,387)             (89)
    Net realized gain (loss) on investments                             6,591                56           (2,996)              11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 247,300             2,652          117,245            1,510
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 237,454             2,560          106,862            1,432
Changes from contract transactions:
    Purchase payments                                                 241,070            14,945          127,708            7,340
    Contract distributions and terminations                           (58,806)             (208)         (24,248)             (12)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         10,882             2,015           23,866            1,419
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            193,146            16,752          127,326            8,747
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             430,600            19,312          234,188           10,179
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                   $ 1,365,679          $ 20,206        $ 643,858         $ 10,819
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 UBS U.S.       UBS U.S.          ING               ING
                                                                Balanced       Balanced        Van Kampen        Van Kampen
                                                                (Service       (Advisor      Equity Growth     Equity Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                      $ 49,242            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (511)             -              (19)               (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                (2,018)             -              (88)                -
    Net unrealized appreciation (depreciation) of investments        (8,019)             -             (170)              (22)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations               (10,548)             -             (277)              (23)
Changes from contract transactions:
    Purchase payments                                                11,948              -            2,518               468
    Contract distributions and terminations                          (2,730)             -              (48)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (671)             -            2,169                13
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            8,547              -            4,639               481
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            (2,001)             -            4,362               458
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                      47,241              -            4,362               458
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,047)            (4)            (305)              (64)
    Net realized gain (loss) on investments                          (1,392)             -              286                67
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                10,222             51            3,210               600
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 7,783             47            3,191               603
Changes from contract transactions:
    Purchase payments                                                10,455            819           16,184             4,187
    Contract distributions and terminations                          (2,191)             -             (338)              (38)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        5,376             97            6,449               699
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           13,640            916           22,295             4,848
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            21,423            963           25,486             5,451
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 68,664          $ 963         $ 29,848           $ 5,909
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                                Van Kampen        Van Kampen       Van Kampen       Van Kampen
                                                                  Global            Global         Growth and       Growth and
                                                                 Franchise         Franchise         Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -               $ -        $ 732,049              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (84)               (1)          (6,430)               5
    Net realized gain (loss) on investments
      and capital gains distributions                                    (154)                -           (9,833)               1
    Net unrealized appreciation (depreciation) of investments            (208)                6         (100,836)             (12)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                    (446)                5         (117,099)              (6)
Changes from contract transactions:
    Purchase payments                                                   7,816               690           44,218              960
    Contract distributions and terminations                              (161)                -          (36,216)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          7,461                13          (68,345)              36
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 -                1                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             15,116               703          (60,342)             996
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              14,670               708         (177,441)             990
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                        14,670               708          554,608              990
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (344)              (77)          (9,133)            (200)
    Net realized gain (loss) on investments                               362                22          (16,135)              20
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   9,459             2,310          164,870            3,492
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   9,477             2,255          139,602            3,312
Changes from contract transactions:
    Purchase payments                                                  24,852             9,904           63,751           16,830
    Contract distributions and terminations                              (672)             (105)         (34,738)            (318)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          9,692             1,744          (17,970)           3,244
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             33,872            11,543           11,043           19,756
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              43,349            13,798          150,645           23,068
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                      $ 58,019          $ 14,506        $ 705,253         $ 24,058
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING             ING
                                                                Van Kampen     Van Kampen
                                                               Real Estate     Real Estate     ING Alger
                                                                 (Service       (Advisor       Aggressive     ING Alger
                                                                  Class)         Class)          Growth         Growth
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                      $ 126,169            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       3,164              7              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  5,522              2              -              -
    Net unrealized appreciation (depreciation) of investments        (16,719)            (2)             -             (4)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 (8,033)             7              -             (4)
Changes from contract transactions:
    Purchase payments                                                 44,924            243              -             43
    Contract distributions and terminations                           (8,734)             -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        33,281             26              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,471            269              -             43
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                             61,438            276              -             39
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                      187,607            276              -             39
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (4,116)           (58)            (2)            (1)
    Net realized gain (loss) on investments                            2,454             43             20              -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 75,798            914             51             24
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 74,136            899             69             23
Changes from contract transactions:
    Purchase payments                                                 60,739          4,313            509             80
    Contract distributions and terminations                          (12,633)           (10)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        21,015            768            (21)             -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,121          5,071            488             80
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                            143,257          5,970            557            103
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                    $ 330,864        $ 6,246          $ 557          $ 142
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                American                         ING            ING
                                                                 Century       ING Baron      JPMorgan       JPMorgan
                                                                Small Cap      Small Cap       Fleming        Mid Cap
                                                                  Value         Growth      International      Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -             (4)
    Net unrealized appreciation (depreciation) of investments             -              -              -              7
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -              3
Changes from contract transactions:
    Purchase payments                                                     2              -              7            140
    Contract distributions and terminations                               -              -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            158
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                2              -              7            298
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 2              -              7            301
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           2              -              7            301
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (2)           (21)           (13)
    Net realized gain (loss) on investments                               4              -            130             50
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    25             93            567            483
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    28             91            676            520
Changes from contract transactions:
    Purchase payments                                                   132            717          4,202          2,381
    Contract distributions and terminations                               -              -            (23)           (35)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            220          3,157          2,984
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              132            937          7,336          5,330
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               160          1,028          8,012          5,850
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 162        $ 1,028        $ 8,019        $ 6,151
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING MFS(R)       ING MFS(R)
                                                                  Capital          Capital        ING MFS(R)     ING MFS(R)
                                                               Opportunities    Opportunities       Global        Research
                                                              (Initial Class)  (Service Class)      Growth         Equity
                                                              ---------------- ----------------  -------------  -------------
Net assets at January 1, 2002                                           $ 698              $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (17)               -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     (59)               -              -              -
    Net unrealized appreciation (depreciation) of investments            (329)             (13)             -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                    (405)             (13)             -              -
Changes from contract transactions:
    Purchase payments                                                     717               85             66              -
    Contract distributions and terminations                               (25)               -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            295                -              9              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                -              -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                987               85             75              -
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                                 582               72             75              -
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2002                                         1,280               72             75              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (26)              (2)            (7)             -
    Net realized gain (loss) on investments                              (106)               -             13              -
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                      539               54            161             13
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                     407               52            167             13
Changes from contract transactions:
    Purchase payments                                                     855              267            706             84
    Contract distributions and terminations                               (76)               -            (17)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            543                -            655              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              1,322              267          1,344             84
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                               1,729              319          1,511             97
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2003                                       $ 3,009            $ 391        $ 1,586           $ 97
                                                              ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                 ING             ING
                                                                                              ING Salomon      Salomon
                                                                ING OpCap      ING PIMCO       Brothers       Brothers
                                                                Balanced         Total        Aggressive     Fundamental
                                                                  Value         Return          Growth          Value
                                                              -------------- -------------- --------------- --------------
Net assets at January 1, 2002                                           $ -            $ -             $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             13               -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              1               -              -
    Net unrealized appreciation (depreciation) of investments            (5)            (5)              -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    (5)             9               -              -
Changes from contract transactions:
    Purchase payments                                                   131            585               -              9
    Contract distributions and terminations                               -              -               -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (1)              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              131            584               -              9
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               126            593               -              9
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2002                                         126            593               -              9
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          4             43             (40)             3
    Net realized gain (loss) on investments                               -             12              38              1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    55            (20)            709             75
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    59             35             707             79
Changes from contract transactions:
    Purchase payments                                                   164          1,454           7,413            462
    Contract distributions and terminations                               -            (51)            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           59           (113)          5,793             50
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              223          1,290          13,173            512
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               282          1,325          13,880            591
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2003                                       $ 408        $ 1,918        $ 13,880          $ 600
                                                              ============== ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                 Salomon          ING           ING UBS
                                                                Brothers      T. Rowe Price    Tactical       ING Van
                                                                Investors        Growth          Asset         Kampen
                                                                  Value          Equity       Allocation      Comstock
                                                              -------------- --------------- -------------- -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -           $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -               -              -             2
    Net realized gain (loss) on investments
      and capital gains distributions                                     -               -              -             -
    Net unrealized appreciation (depreciation) of investments             -             (19)             -             7
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                     -             (19)             -             9
Changes from contract transactions:
    Purchase payments                                                     4             163              -         1,591
    Contract distributions and terminations                               -               -              -           (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -               -              2           150
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -             -
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                4             163              2         1,728
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                                 4             144              2         1,737
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2002                                           4             144              2         1,737
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (6)             -          (128)
    Net realized gain (loss) on investments                               -              (3)             -           723
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    44             322              9         4,267
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                    44             313              9         4,862
Changes from contract transactions:
    Purchase payments                                                   273           1,701             59        28,099
    Contract distributions and terminations                               -             (16)            (1)         (707)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41             153             20         3,592
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              314           1,838             78        30,984
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                               358           2,151             87        35,846
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2003                                       $ 362         $ 2,295           $ 89      $ 37,583
                                                              ============== =============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING GET        ING GET        ING GET
                                                                U.S. Core      U.S. Core      U.S. Core       ING VIT
                                                                Portfolio      Portfolio      Portfolio      Worldwide
                                                               - Series 1     - Series 2     - Series 3       Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -       $ 20,014
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -           (536)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -         (2,830)
    Net unrealized appreciation (depreciation) of investments             -              -              -         (4,792)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -         (8,158)
Changes from contract transactions:
    Purchase payments                                                     -              -              -         15,820
    Contract distributions and terminations                               -              -              -           (673)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            355
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -              -         15,502
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -              -          7,344
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -              -         27,358
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,630)          (240)            (5)          (783)
    Net realized gain (loss) on investments                             372              3              -         (1,417)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 7,336          1,240              3         11,402
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,078          1,003             (2)         9,202
Changes from contract transactions:
    Purchase payments                                                 5,774          3,179          7,124         13,165
    Contract distributions and terminations                          (1,572)          (344)            (5)        (1,291)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      210,525        163,493          1,849          1,885
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          214,727        166,328          8,968         13,759
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           220,805        167,331          8,966         22,961
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                                                              ING VP
                                                                 ING VP         ING VP         ING VP       Index Plus
                                                                Balanced         Bond          Growth        LargeCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -          $ 812
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -          1,106              -            (31)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            134              -           (505)
    Net unrealized appreciation (depreciation) of investments             -           (195)            (5)          (104)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -          1,045             (5)          (640)
Changes from contract transactions:
    Purchase payments                                                     -         11,426             51          3,070
    Contract distributions and terminations                               -           (720)             -            (85)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -         37,839              -          1,432
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -         48,545             51          4,417
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -         49,590             46          3,777
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -         49,590             46          4,589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (3)          (182)            (1)          (226)
    Net realized gain (loss) on investments                               2          1,465              5            901
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    74          1,098             36          4,973
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    73          2,381             40          5,648
Changes from contract transactions:
    Purchase payments                                                 1,087         36,354            225         34,119
    Contract distributions and terminations                               -         (4,072)           (19)          (679)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           71        (12,770)             -         16,016
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,158         19,512            206         49,456
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,231         21,893            246         55,104
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 1,231       $ 71,483          $ 292       $ 59,693
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING VP         ING VP         ING VP         ING VP
                                                               Index Plus     Index Plus    International      Small
                                                                 MidCap        SmallCap        Equity         Company
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 820          $ 680            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (48)           (32)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (505)          (394)             -             (5)
    Net unrealized appreciation (depreciation) of investments          (180)           (90)             -            (53)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (733)          (516)             -            (58)
Changes from contract transactions:
    Purchase payments                                                 4,161          3,269              -            237
    Contract distributions and terminations                             (74)           (43)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,735            615              -            (23)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            5,822          3,841              -            214
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             5,089          3,325              -            156
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       5,909          4,005              -            156
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (115)          (105)             -             (2)
    Net realized gain (loss) on investments                            (100)            45              -             (5)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,998          2,362             21            164
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 2,783          2,302             21            157
Changes from contract transactions:
    Purchase payments                                                 7,716          5,242            158            599
    Contract distributions and terminations                            (181)          (136)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,666          4,928             18            (12)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,201         10,034            176            563
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            13,984         12,336            197            720
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 19,893       $ 16,341          $ 197          $ 876
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING VP                        ING VP         ING VP
                                                                  Value         ING VP       Growth and       Growth
                                                               Opportunity    Convertible      Income      Opportunities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 298          $ 194            $ -        $ 5,219
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (12)            12              -           (170)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (45)           (15)             -           (662)
    Net unrealized appreciation (depreciation) of investments          (250)           (53)             -         (2,425)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (307)           (56)             -         (3,257)
Changes from contract transactions:
    Purchase payments                                                   981            673              -          6,716
    Contract distributions and terminations                             (24)           (11)             -           (246)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          138            234              -          1,486
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,095            896              -          7,956
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               788            840              -          4,699
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,086          1,034              -          9,918
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (13)            33             (5)          (340)
    Net realized gain (loss) on investments                             (34)           105              -           (492)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   379            400            188          5,210
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   332            538            183          4,378
Changes from contract transactions:
    Purchase payments                                                   640          1,226          1,540          8,829
    Contract distributions and terminations                             (32)           (67)             -           (416)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          244          1,194              -          3,338
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              852          2,353          1,540         11,751
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,184          2,891          1,723         16,129
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 2,270        $ 3,925        $ 1,723       $ 26,047
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                  ING
                                                                 ING VP        VP Large        ING VP
                                                              International     Company       LargeCap        ING VP
                                                                  Value          Value         Growth        MagnaCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -          $ 156          $ 533        $ 5,402
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             (1)            (9)           (96)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            (40)          (292)          (437)
    Net unrealized appreciation (depreciation) of investments           (10)          (163)           (52)        (2,222)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (10)          (204)          (353)        (2,755)
Changes from contract transactions:
    Purchase payments                                                    52            575            719          7,453
    Contract distributions and terminations                               -            (15)           (40)          (335)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            446            147          2,573
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                               52          1,006            826          9,691
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                42            802            473          6,936
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                          42            958          1,006         12,338
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (7)           (23)          (204)
    Net realized gain (loss) on investments                              19             82             23           (278)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    68            158            432          5,308
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    86            233            432          4,826
Changes from contract transactions:
    Purchase payments                                                   366            563            577          6,703
    Contract distributions and terminations                              (1)          (109)           (29)          (672)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41         (1,645)           (45)         4,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              406         (1,191)           503         10,387
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               492           (958)           935         15,213
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 534            $ -        $ 1,941       $ 27,551
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  ING VP         ING VP         AIM V.I.       AIM V.I.
                                                                  MidCap        SmallCap        Capital          Core
                                                              Opportunities   Opportunities   Appreciation      Equity
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                            $ -       $ 14,437            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -           (493)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (1,185)             -              -
    Net unrealized appreciation (depreciation) of investments             (4)       (12,282)            (7)            (3)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (4)       (13,960)            (7)            (3)
Changes from contract transactions:
    Purchase payments                                                     16         24,037             24             41
    Contract distributions and terminations                                -           (584)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -          6,188             10              3
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                16         29,641             34             44
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                 12         15,681             27             41
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                           12         30,118             27             41
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1)        (1,155)             -              -
    Net realized gain (loss) on investments                                -         (1,179)            (6)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     46         19,418             14             30
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     45         17,084              8             30
Changes from contract transactions:
    Purchase payments                                                    220         31,301             48            100
    Contract distributions and terminations                                -         (1,526)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             3         13,476             (6)             4
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               223         43,251             42            104
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                268         60,335             50            134
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                        $ 280       $ 90,453           $ 77          $ 175
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                AIM V.I.                                     Alliance-
                                                                  Dent                        AIM V.I.       Bernstein
                                                               Demographic     AIM V.I.        Premier      Growth and
                                                                 Trends         Growth         Equity         Income
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 3,550          $ 443            $ -        $ 1,653
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (159)           (11)             -             86
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,222)          (108)             -            (72)
    Net unrealized appreciation (depreciation) of investments        (2,117)          (102)            (7)        (1,016)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (3,498)          (221)            (7)        (1,002)
Changes from contract transactions:
    Purchase payments                                                 9,229            663             69          3,457
    Contract distributions and terminations                            (233)           (18)             -           (100)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        2,287            (19)            18            722
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,283            626             87          4,079
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             7,785            405             80          3,077
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      11,335            848             80          4,730
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (630)           (23)            (1)           (58)
    Net realized gain (loss) on investments                            (826)           (59)            (6)          (169)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 9,992            456             29          2,108
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 8,536            374             22          1,881
Changes from contract transactions:
    Purchase payments                                                24,832            961             89          2,715
    Contract distributions and terminations                            (908)           (34)             -           (314)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,512            580            (17)         2,485
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           38,436          1,507             72          4,886
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            46,972          1,881             94          6,767
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 58,307        $ 2,729          $ 174       $ 11,497
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Alliance-
                                                                Bernstein      Alliance-     Fidelity(R)     Fidelity(R)
                                                                 Premier       Bernstein         VIP             VIP
                                                                 Growth          Value      Contrafund(R)   Equity-Income
                                                              -------------- -------------- -------------- ----------------
Net assets at January 1, 2002                                       $ 1,091          $ 595        $ 1,183          $ 1,949
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (26)           (24)           (35)             (53)
    Net realized gain (loss) on investments
      and capital gains distributions                                  (413)           (19)           (35)          (1,606)
    Net unrealized appreciation (depreciation) of investments          (166)          (241)          (331)              62
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                  (605)          (284)          (401)          (1,597)
Changes from contract transactions:
    Purchase payments                                                   942          1,019          3,038           12,283
    Contract distributions and terminations                             (74)           (44)           (57)            (287)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          740          1,423            675           11,503
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -                -
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,608          2,398          3,656           23,499
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,003          2,114          3,255           21,902
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2002                                       2,094          2,709          4,438           23,851
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (47)           (40)          (139)            (852)
    Net realized gain (loss) on investments                              61            (77)            17            1,150
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   540          1,249          2,949           19,809
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                   554          1,132          2,827           20,107
Changes from contract transactions:
    Purchase payments                                                   676          1,637          9,959           65,306
    Contract distributions and terminations                            (120)          (248)          (321)          (2,043)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          336          1,330          4,410           38,035
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              892          2,719         14,048          101,298
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,446          3,851         16,875          121,405
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2003                                     $ 3,540        $ 6,560       $ 21,313        $ 145,256
                                                              ============== ============== ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              Franklin
                                                               Fidelity(R)    Fidelity(R)    Small Cap     Galaxy VIP
                                                                   VIP            VIP           Value          Asset
                                                                 Growth        Overseas      Securities     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 693            $ -            $ -        $ 1,260
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (130)             -              -              4
    Net realized gain (loss) on investments
      and capital gains distributions                                  (725)             -              -           (192)
    Net unrealized appreciation (depreciation) of investments        (1,237)             -             (3)           (40)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,092)             -             (3)          (228)
Changes from contract transactions:
    Purchase payments                                                13,555              9             20              1
    Contract distributions and terminations                            (197)             -              -            (25)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,253              -              -           (377)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           24,611              9             20           (401)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            22,519              9             17           (629)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      23,212              9             17            631
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,690)            (1)            (1)             1
    Net realized gain (loss) on investments                           3,517             70              -           (237)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                21,592             20             42            244
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                23,419             89             41              8
Changes from contract transactions:
    Purchase payments                                                95,702            124            180              -
    Contract distributions and terminations                          (2,427)             -              -            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       45,736            638             (2)          (617)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          139,011            762            178           (639)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           162,430            851            219           (631)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 185,642          $ 860          $ 236            $ -
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                               Galaxy
                                                               Galaxy VIP     Galaxy VIP      VIP Small
                                                               Growth and    High Quality      Company       Greenwich
                                                                 Income          Bond          Growth      Appreciation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 201          $ 152           $ 84          $ 723
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)             4             (1)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                    (5)             2             (7)           (11)
    Net unrealized appreciation (depreciation) of investments           (42)             3            (23)          (130)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (49)             9            (31)          (141)
Changes from contract transactions:
    Purchase payments                                                     4              -             12             15
    Contract distributions and terminations                             (14)            (4)            (5)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (20)           (27)            (3)            (3)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (30)           (31)             4              7
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               (79)           (22)           (27)          (134)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         122            130             57            589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              1              -             (5)
    Net realized gain (loss) on investments                             (53)             5            (37)           (15)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    49             (6)            33            141
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    (4)             -             (4)           121
Changes from contract transactions:
    Purchase payments                                                     -              -              -              6
    Contract distributions and terminations                              (2)            (1)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (116)          (129)           (53)           (29)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                             (118)          (130)           (53)           (47)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (122)          (130)           (57)            74
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                         $ -            $ -            $ -          $ 663
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 INVESCO        INVESCO
                                                                  VIF -          VIF -         INVESCO        INVESCO
                                                                Financial       Health          VIF -          VIF -
                                                                Services       Sciences        Leisure       Utilities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 2,404       $ 10,790            $ -          $ 964
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (96)          (434)           (40)           (28)
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,999)        (4,162)          (157)          (205)
    Net unrealized appreciation (depreciation) of investments          (590)        (1,617)            16           (198)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,685)        (6,213)          (181)          (431)
Changes from contract transactions:
    Purchase payments                                                11,708         14,819          4,483          2,753
    Contract distributions and terminations                            (419)        (1,044)           (74)          (128)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,933         12,206          1,869          4,625
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           23,222         25,981          6,278          7,250
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            20,537         19,768          6,097          6,819
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      22,941         30,558          6,097          7,783
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (494)        (1,096)          (358)           (22)
    Net realized gain (loss) on investments                           1,322            285            (11)          (293)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,589         12,824          4,839          2,884
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 9,417         12,013          4,470          2,569
Changes from contract transactions:
    Purchase payments                                                21,142         36,226         16,623         10,772
    Contract distributions and terminations                          (1,462)        (1,743)          (448)          (470)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        7,566          9,610          7,668          6,314
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,246         44,093         23,843         16,616
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            36,663         56,106         28,313         19,185
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                              Janus Aspen                   Janus Aspen
                                                               Janus Aspen      Series       Janus Aspen      Series
                                                                 Series        Flexible        Series        Worldwide
                                                                Balanced        Income         Growth         Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -        $ 1,298
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          6              5             (1)           (40)
    Net realized gain (loss) on investments
      and capital gains distributions                                    (3)             -              -           (682)
    Net unrealized appreciation (depreciation) of investments           (29)            10            (32)          (169)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (26)            15            (33)          (891)
Changes from contract transactions:
    Purchase payments                                                   548            270            225          3,277
    Contract distributions and terminations                              (2)            (1)             -           (141)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (24)            (1)             -             (9)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              522            268            225          3,127
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               496            283            192          2,236
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         496            283            192          3,534
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         37             38             (4)           (29)
    Net realized gain (loss) on investments                              (1)            22             (8)           461
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   346             (5)           165            941
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   382             55            153          1,373
Changes from contract transactions:
    Purchase payments                                                 3,680          1,919            759          3,026
    Contract distributions and terminations                             (22)           (71)             -           (209)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (72)          (313)           (97)          (524)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,586          1,535            662          2,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             3,968          1,590            815          3,666
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Colonial        Liberty                       Liberty
                                                                Small Cap        Asset         Liberty        Federal
                                                                  Value       Allocation       Equity       Securities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -          $ 807            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -            (11)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -            (84)             -
    Net unrealized appreciation (depreciation) of investments             -              -           (126)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -           (221)             -
Changes from contract transactions:
    Purchase payments                                                     -              -             15              -
    Contract distributions and terminations                               -              -            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -            (81)             -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -            (99)             -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -           (320)             -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -            487              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (43)            (7)            (8)            (1)
    Net realized gain (loss) on investments                             582              5            (56)             1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,851            105            193              2
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 3,390            103            129              2
Changes from contract transactions:
    Purchase payments                                                19,000              -              -              -
    Contract distributions and terminations                            (212)            (8)           (11)            (2)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       18,817            506             43             87
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,605            498             32             85
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            40,995            601            161             87
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 40,995          $ 601          $ 648           $ 87
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Liberty
                                                                  Small       Oppenheimer     Oppenheimer       PIMCO
                                                                 Company         Global        Strategic         High
                                                                 Growth        Securities        Bond           Yield
                                                              -------------- --------------- --------------  -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -      $ 236,343
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (1)             -         16,659
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              (6)            (1)       (18,706)
    Net unrealized appreciation (depreciation) of investments             -             (38)             1         (3,581)
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                     -             (45)             -         (5,628)
Changes from contract transactions:
    Purchase payments                                                     -             273             51         55,612
    Contract distributions and terminations                               -              (3)             -        (15,056)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (20)           (35)        33,966
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -              -
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -             250             16         74,522
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                 -             205             16         68,894
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2002                                           -             205             16        305,237
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)             (6)             -         24,725
    Net realized gain (loss) on investments                               4              (4)            21         (3,672)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    26             523             14         61,195
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                    29             513             35         82,248
Changes from contract transactions:
    Purchase payments                                                     -           2,095            582        138,449
    Contract distributions and terminations                              (2)             (3)            (4)       (25,898)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           48              91             73        108,739
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               46           2,183            651        221,290
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                75           2,696            686        303,538
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2003                                        $ 75         $ 2,901          $ 702      $ 608,775
                                                              ============== =============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  PIMCO
                                                               StocksPLUS       Pioneer                       Pioneer
                                                               Growth and       Equity-        Pioneer        Mid-Cap
                                                                 Income         Income          Fund           Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 241,065            $ -        $ 2,275        $ 5,139
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      1,636              2            (98)          (478)
    Net realized gain (loss) on investments
      and capital gains distributions                               (63,970)             -         (1,493)            76
    Net unrealized appreciation (depreciation) of investments        10,124            (21)        (1,359)        (6,968)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (52,210)           (19)        (2,950)        (7,370)
Changes from contract transactions:
    Purchase payments                                                25,548            198         10,991         22,661
    Contract distributions and terminations                         (10,918)             -           (339)        (1,418)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (21,848)             -         10,087         34,050
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (7,218)           198         20,739         55,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (59,428)           179         17,789         47,923
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     181,637            179         20,064         53,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        293              7           (398)        (1,785)
    Net realized gain (loss) on investments                         (32,864)            (2)          (651)          (273)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                78,606            128          9,623         34,933
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                46,035            133          8,574         32,875
Changes from contract transactions:
    Purchase payments                                                13,029            688         23,708         78,759
    Contract distributions and terminations                         (12,150)            (1)        (1,307)        (3,194)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (38,015)            11         11,494         28,991
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (37,136)           698         33,895        104,556
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             8,899            831         42,469        137,431
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 190,536        $ 1,010       $ 62,533      $ 190,493
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Pioneer                                    ProFund VP
                                                                  Small         ProFund        ProFund     Rising Rates
                                                                 Company        VP Bull     VP Europe 30    Opportunity
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 938       $ 20,583        $ 6,312            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)          (488)          (191)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (35)        (7,045)        (1,793)             -
    Net unrealized appreciation (depreciation) of investments          (577)        (1,022)          (425)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (651)        (8,555)        (2,409)             -
Changes from contract transactions:
    Purchase payments                                                 2,180          5,734          2,797              -
    Contract distributions and terminations                             (56)        (1,352)          (941)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,006         14,855          9,868              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,130         19,237         11,724              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,479         10,682          9,315              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       3,417         31,265         15,627              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (67)          (982)          (267)           (99)
    Net realized gain (loss) on investments                             (73)         7,956          3,373           (117)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 1,100          4,488          2,207           (608)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   960         11,462          5,313           (824)
Changes from contract transactions:
    Purchase payments                                                 1,012         14,159          4,055          2,018
    Contract distributions and terminations                             (57)        (2,243)          (807)          (251)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,059         31,021          8,686         22,032
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            2,014         42,937         11,934         23,799
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,974         54,399         17,247         22,975
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             SP Jennison     Putnam VT
                                                               ProFund VP                   International    Discovery
                                                                Small Cap      Jennison         Growth         Growth
                                                              -------------- -------------- --------------- -------------
Net assets at January 1, 2002                                      $ 19,968       $ 45,991        $ 11,310         $ 577
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (628)          (821)           (297)          (20)
    Net realized gain (loss) on investments
      and capital gains distributions                                (6,274)       (12,816)         (2,827)           (8)
    Net unrealized appreciation (depreciation) of investments        (1,582)        (2,790)           (897)         (431)
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                (8,484)       (16,427)         (4,021)         (459)
Changes from contract transactions:
    Purchase payments                                                11,484         16,384           7,906         1,233
    Contract distributions and terminations                          (4,103)        (2,130)           (550)          (19)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       19,747         (6,070)            696           313
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -             -
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,128          8,184           8,052         1,527
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            18,644         (8,243)          4,031         1,068
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2002                                      38,612         37,748          15,341         1,645
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,199)          (969)           (624)          (39)
    Net realized gain (loss) on investments                          13,339            690           3,034           (50)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 6,166         11,818           9,129           703
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                18,306         11,539          11,539           614
Changes from contract transactions:
    Purchase payments                                                20,314         11,809          30,145           811
    Contract distributions and terminations                          (2,824)        (1,725)           (802)          (91)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       52,837           (647)         12,390           194
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           70,327          9,437          41,733           914
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            88,633         20,976          53,272         1,528
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2003                                   $ 127,245       $ 58,724        $ 68,613       $ 3,173
                                                              ============== ============== =============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                               Smith
                                                                               Putnam VT                      Barney
                                                                Putnam VT    International      Smith      International
                                                               Growth and     Growth and       Barney         All Cap
                                                                 Income         Income       High Income      Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 455          $ 604          $ 370          $ 300
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (29)            77             (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (30)           (12)           (33)            (9)
    Net unrealized appreciation (depreciation) of investments          (254)          (412)           (62)           (67)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (284)          (453)           (18)           (77)
Changes from contract transactions:
    Purchase payments                                                 1,270          2,192              -              -
    Contract distributions and terminations                             (94)           (25)           (17)            (3)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          315            663            (16)           (19)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,491          2,830            (33)           (22)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,207          2,377            (51)           (99)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,662          2,981            319            201
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)            (1)            16             (1)
    Net realized gain (loss) on investments                             (94)          (129)           (81)           (25)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   648          1,208            134             71
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   552          1,078             69             45
Changes from contract transactions:
    Purchase payments                                                 1,279            856              -              -
    Contract distributions and terminations                             (93)           (47)           (18)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (199)          (569)           (62)           (20)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              987            240            (80)           (25)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,539          1,318            (11)            20
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 3,201        $ 4,299          $ 308          $ 221
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  Smith          Smith
                                                                 Barney         Barney                      Wells Fargo
                                                                  Large          Money      UBS Tactical     VT Asset
                                                                Cap Value       Market       Allocation     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 563          $ 221          $ 787            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         11             (8)           (12)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (24)             -            (15)             -
    Net unrealized appreciation (depreciation) of investments          (133)             -           (299)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (146)            (8)          (326)             -
Changes from contract transactions:
    Purchase payments                                                     -              -            768              -
    Contract distributions and terminations                              (9)          (174)           (87)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (37)           104            406              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (46)           (70)         1,087              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (192)           (78)           761              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         371            143          1,548              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (11)           (22)             -
    Net realized gain (loss) on investments                             (41)             -            (51)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   125              -            694              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    84            (11)           621              -
Changes from contract transactions:
    Purchase payments                                                     -              -            784             25
    Contract distributions and terminations                             (24)          (310)          (133)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (26)           228          1,764              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (50)           (82)         2,415             25
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                34            (93)         3,036             25
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 405           $ 50        $ 4,584           $ 25
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                Wells Fargo
                                                               Wells Fargo        VT Large      Wells Fargo
                                                                VT Equity         Company       VT Small Cap
                                                                  Income           Growth          Growth
                                                              ---------------  --------------- ---------------
Net assets at January 1, 2002                                            $ -              $ -             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -                -               -
    Net unrealized appreciation (depreciation) of investments              -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                -               -
Changes from contract transactions:
    Purchase payments                                                      -                -               -
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 -                -               -
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                  -                -               -
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2002                                            -                -               -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments                                -                -               -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -                1               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                1               -
Changes from contract transactions:
    Purchase payments                                                     11               33               7
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                11               33               7
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                 11               34               7
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2003                                         $ 11             $ 34             $ 7
                                                              ===============  =============== ===============

   The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

1.       Organization

         Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") was established by ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

         On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

         During 2003, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA") Contracts, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2003 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity ("VA"), Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

         The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

         At December 31, 2003, the Account had 170 investment divisions (the "Divisions"), 53 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         ING GET Fund:                                              ING Eagle Asset Value Equity Portfolio (Service
            ING GET Fund - Series N                                   Class)
            ING GET Fund - Series P                                 ING Eagle Asset Value Equity Portfolio (Advisor
            ING GET Fund - Series Q                                   Class) *
            ING GET Fund - Series R *                               ING FMR Diversified Mid-Cap Portfolio (Service
            ING GET Fund - Series S *                                 Class)
            ING GET Fund - Series T *                               ING FMR Diversified Mid-Cap Portfolio (Advisor
            ING GET Fund - Series U *                                 Class) *
            ING GET Fund - Series V **                              ING Goldman Sachs Internet Tollkeeper Portfolio
         ING Investors Trust:                                         (Service Class)
            ING AIM Mid-Cap Growth Portfolio (Service Class)        ING Goldman Sachs Internet Tollkeeper Portfolio
            ING AIM Mid-Cap Growth Portfolio (Advisor Class) *        (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Service          ING Hard Assets Portfolio (Service Class)
              Class)                                                ING Hard Assets Portfolio (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Advisor          ING International Portfolio (Service Class)
              Class) *                                              ING International Portfolio (Advisor Class) *
            ING American Funds Growth Portfolio (Service            ING Janus Growth and Income Portfolio (Service
              Class) **                                               Class)
            ING American Funds Growth-Income Portfolio              ING Janus Growth and Income Portfolio (Advisor
              (Service Class) **                                      Class) *
            ING American Funds International Portfolio              ING Janus Special Equity Portfolio (Service
              (Service Class) **                                      Class)
            ING Capital Guardian Large Cap Value Portfolio          ING Janus Special Equity Portfolio (Advisor
              (Service Class)                                         Class) *
            ING Capital Guardian Large Cap Value Portfolio          ING Jennison Equity Opportunities Portfolio
              (Advisor Class) *                                       (Service Class)
            ING Capital Guardian Managed Global Portfolio           ING Jennison Equity Opportunities Portfolio
              (Service Class)                                         (Advisor Class) *
            ING Capital Guardian Managed Global Portfolio           ING JPMorgan Fleming Small Cap Equity Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING Capital Guardian Small Cap Portfolio (Service       ING JPMorgan Fleming Small Cap Equity Portfolio
              Class)                                                  (Advisor Class) *
            ING Capital Guardian Small Cap Portfolio (Advisor       ING Julius Baer Foreign Portfolio (Service
              Class) *                                                  Class) *
            ING Developing World Portfolio (Service Class)          ING Julius Baer Foreign Portfolio (Advisor
            ING Developing World Portfolio (Advisor                   Class) *
                Class)*                                             ING Limited Maturity Bond Portfolio (Service
                                                                      Class)
                                                                    ING Liquid Assets Portfolio (Service Class)
                                                                    ING Liquid Assets Portfolio (Advisor Class) *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Investors Trust (continued):                        ING Partners, Inc.:
            ING Marisco Growth Portfolio (Service Class)            ING Alger Aggressive Growth Portfolio (Service
            ING Marisco Growth Portfolio (Advisor Class) *            Class) **
            ING Mercury Focus Value Portfolio (Service Class) *     ING Alger Growth Portfolio (Service Class) *
            ING Mercury Focus Value Portfolio (Advisor Class) *     ING American Century Small Cap Value Portfolio
            ING Mercury Fundamental Growth Portfolio (Service         (Service Class) *
              Class) *                                              ING Baron Small Cap Growth Portfolio (Service
            ING Mercury Fundamental Growth Portfolio (Advisor           Class) **
              Class) *                                              ING JPMorgan Fleming International Portfolio
            ING MFS(R) Mid-Cap Growth Portfolio (Service Class)       (Service Class) *
            ING MFS(R) Mid-Cap Growth Portfolio (Advisor            ING JPMorgan Mid Cap Value Portfolio (Service
            Class) *                                                  Class) *
            ING MFS(R) Research Portfolio (Service Class)           ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Research Portfolio (Advisor Class) *           (Initial Class)
            ING MFS(R) Total Return Portfolio (Service Class)       ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Total Return Portfolio (Advisor Class) *       (Service Class) *
            ING PIMCO Core Bond Portfolio (Service Class)           ING MFS(R) Global Growth Portfolio (Service Class)
            ING PIMCO Core Bond Portfolio (Advisor Class) *           *
            ING Salomon Brothers All Cap Portfolio (Service         ING MFS(R) Research Equity Portfolio (Service
              Class)                                                  Class) **
            ING Salomon Brothers All Cap Portfolio (Advisor         ING OpCap Balanced Value Portfolio (Service
              Class) *                                                Class) *
            ING Salomon Brothers Investors Portfolio (Service       ING PIMCO Total Return Portfolio (Service Class)
              Class)                                                  *
            ING Salomon Brothers Investors Portfolio (Advisor       ING Salomon Brothers Aggressive Growth Portfolio
              Class) *                                                (Service Class) **
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Fundamental Value Portfolio
              (Service Class)                                         (Service Class) *
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Investors Value Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Service      ING T. Rowe Price Growth Equity Portfolio
              Class)                                                  (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Advisor      ING UBS Tactical Asset Allocation Portfolio
              Class) *                                                (Service Class) *
            ING UBS U.S. Balanced Portfolio (Service Class)         ING Van Kampen Comstock Fund (Service Class) *
            ING UBS U.S. Balanced Portfolio (Advisor Class) **   ING Variable Insurance Trust:
            ING Van Kampen Equity Growth Portfolio (Service         ING GET U.S. Core Portfolio - Series 1 **
              Class) *                                              ING GET U.S. Core Portfolio - Series 2
            ING Van Kampen Equity Growth Portfolio (Advisor           (Guaranteed) **
              Class) *                                              ING GET U.S. Core Portfolio - Series 3 **
            ING Van Kampen Global Franchise Portfolio (Service      ING VIT Worldwide Growth
              Class) *                                           ING Variable Portfolios, Inc.:
            ING Van Kampen Global Franchise Portfolio (Advisor      ING VP Balanced Portfolio (Service Class) **
              Class) *                                              ING VP Bond Portfolio (Service Class) *
            ING Van Kampen Growth and Income Portfolio              ING VP Growth Portfolio (Service Class) *
              (Service Class)                                       ING VP Index Plus LargeCap Portfolio (Service
            ING Van Kampen Growth and Income Portfolio                Class)
              (Advisor Class) *                                     ING VP Index Plus MidCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Service             Class)
              Class)                                                ING VP Index Plus SmallCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Advisor             Class)
              Class) *                                              ING VP International Equity Portfolio (Service
                                                                        Class) **
                                                                    ING VP Small Company Portfolio (Service Class) *
                                                                    ING VP Value Opportunity Portfolio (Service
                                                                      Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Variable Products Trust:                            Oppenheimer Variable Accounts Fund:
            ING VP Convertible Portfolio (Service Class)            Oppenheimer Global Securities Fund/VA (Class S) *
            ING VP Growth and Income Portfolio (Service             Oppenheimer Strategic Bond Fund/VA (Class S) *
                Class) **                                        PIMCO Variable Insurance Trust:
            ING VP Growth Opportunities Portfolio (Service          PIMCO High Yield Portfolio
              Class)                                                PIMCO StocksPLUS Growth and Income Portfolio
            ING VP International Value Portfolio (Service        Pioneer Variable Contracts Trust:
              Class) *                                              Pioneer Equity-Income VCT Portfolio (Class II) *
            ING VP LargeCap Growth Portfolio (Service Class)        Pioneer Fund VCT Portfolio (Class II)
            ING VP MagnaCap Portfolio (Service Class)               Pioneer Mid-Cap Value VCT
            ING VP MidCap Opportunities Portfolio (Service          Pioneer Small Company VCT Portfolio (Class II)
              Class) *                                           ProFunds VP:
            ING VP SmallCap Opportunities Portfolio (Service        ProFund VP Bull
              Class)                                                ProFund VP Europe 30
         AIM Variable Insurance Funds:                           ProFunds VP (continued):
            AIM V.I. Capital Appreciation Fund (Class II) *         ProFund VP Rising Rates Opportunity **
            AIM V.I. Core Equity Fund (Class II) *                  ProFund VP Small Cap
            AIM V.I. Dent Demographic Trends Fund (Class II)     Prudential Series Fund, Inc.:
            AIM V.I. Growth Fund (Class II)                         Jennison Portfolio (Class II)
            AIM V.I. Premier Equity Fund (Class II) *               SP Jennison International Growth Portfolio
         AllianceBernstein Variable Products Series Fund, Inc.:       (Class II)
            AllianceBernstein Growth and Income Portfolio        Putnam Variable Trust:
                (Class B)                                           Putnam VT Discovery Growth Fund (Class IB)
            AllianceBernstein Premier Growth Portfolio (Class       Putnam VT Growth and Income (Class IB)
              B)                                                    Putnam VT International Growth and Income (Class
            AllianceBernstein Value Portfolio (Class B)               IB)
         Fidelity Variable Insurance Products Fund:              Travelers Series Fund Inc.:
            Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)      Smith Barney High Income
            Fidelity(R) VIP Equity-Income Portfolio (Class S2)      Smith Barney International All Cap Growth
            Fidelity(R) VIP Growth Portfolio (Class S2)             Smith Barney Large Cap Value
            Fidelity(R) VIP Overseas Portfolio (Class S2) *         Smith Barney Money Market
         Franklin Templeton Variable Insurance Products Trust:   UBS Series Trust:
            Franklin Small Cap Value Securities Fund (Class 2)      UBS Tactical Allocation Portfolio (Class I)
              *                                                  Wells Fargo:
         Greenwich Street Series Fund:                              Wells Fargo VT Asset Allocation **
            Greenwich Appreciation Portfolio                        Wells Fargo VT Equity Income Fund **
         INVESCO Variable Investment Funds, Inc.:                   Wells Fargo VT Large Company Growth **
            INVESCO VIF - Financial Services Fund                   Wells Fargo VT Small Cap Growth **
            INVESCO VIF - Health Sciences Fund
            INVESCO VIF - Leisure Fund *                         *  Investment added in 2002
            INVESCO VIF - Utilities Fund                         ** Investment added in 2003
         Janus Aspen Series:
            Janus Aspen Series Balanced Portfolio (Class S) *
            Janus Aspen Series Flexible Income Portfolio
                (Class S) *
            Janus Aspen Series Growth Portfolio (Class S) *
            Janus Aspen Series Worldwide Growth Portfolio
                (Class S)
         Liberty Variable Insurance Trust:
            Colonial Small Cap Value Fund (Class B) **
         Liberty Variable Series:
            Liberty Asset Allocation Fund Variable Series
                (Class A) **
            Liberty Equity Fund Variable Series (Class A)
            Liberty Federal Securities Fund Variable Series
                (Class A) **
            Liberty Small Company Growth Fund Variable Series
              (Class A) **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                             Current Name                                                Former Name
         --------------------------------------------------------- --------------------------------------------------------
         ING Investors Trust:                                      The GCG Trust:
             ING AIM Mid-Cap Growth (Service Class)                   Strategic Equity
             ING AIM Mid-Cap Growth (Advisor Class)                   Strategic Equity Advisor
             ING Alliance Mid-Cap Growth (Service Class)              Capital Growth
             ING Alliance Mid-Cap Growth (Advisor Class)              Capital Growth Advisor
             ING Capital Guardian Large Cap Value (Service Class)     Large Cap Value
             ING Capital Guardian Large Cap Value (Advisor Class)     Large Cap Value Advisor
             ING Capital Guardian Managed Global (Service Class)      Managed Global
             ING Capital Guardian Managed Global (Advisor Class)      Managed Global Advisor
             ING Capital Guardian Small Cap (Service Class)           Capital Guardian Small Cap
             ING Capital Guardian Small Cap (Advisor Class)           Capital Guardian Small Cap Advisor
             ING Developing World (Service Class)                     Developing World
             ING Developing World (Advisor Class)                     Developing World Advisor
             ING Eagle Asset Value Equity (Service Class)             Value Equity
             ING Eagle Asset Value Equity (Advisor Class)             Value Equity Advisor
             ING FMR Diversified Mid-Cap (Service Class)              Diversified Mid-Cap
             ING FMR Diversified Mid-Cap (Advisor Class)              Diversified Mid-Cap Advisor
             ING Goldman Sachs Internet Tollkeeper (Service Class)    Internet Tollkeeper
             ING Goldman Sachs Internet Tollkeeper (Advisor Class)    Internet Tollkeeper Advisor
             ING Hard Assets (Service Class)                          Hard Assets
             ING Hard Assets (Advisor Class)                          Hard Assets Advisor
             ING International (Service Class)                        International Equity
             ING International (Advisor Class)                        International Equity Advisor
             ING Janus Growth and Income (Service Class)              Janus Growth and Income
             ING Janus Growth and Income (Advisor Class)              Janus Growth and Income Advisor
             ING Janus Special Equity (Service Class)                 Special Situations
             ING Janus Special Equity (Advisor Class)                 Special Situations Advisor
             ING Jennison Equity Opportunities (Service Class)        Equity Opportunity
             ING Jennison Equity Opportunities (Advisor Class)        Equity Opportunity Advisor
             ING JPMorgan Fleming Small Cap Equity (Service Class)    JPMorgan Fleming Small Cap Equity
             ING JPMorgan Fleming Small Cap Equity (Advisor Class)    JPMorgan Fleming Small Cap Equity Advisor
             ING Julius Baer Foreign (Service Class)                  International Enhanced EAFE
             ING Julius Baer Foreign (Advisor Class)                  International Enhanced EAFE Advisor
             ING Limited Maturity Bond                                Limited Maturity Bond
             ING Liquid Assets (Service Class)                        Liquid Assets
             ING Liquid Assets (Advisor Class)                        Liquid Assets Advisor
             ING Marisco Growth (Service Class)                       Growth
             ING Marisco Growth (Advisor Class)                       Growth Advisor
             ING Mercury Focus Value (Service Class)                  Focus Value
             ING Mercury Focus Value (Advisor Class)                  Focus Value Advisor
             ING Mercury Fundamental Growth (Service Class)           Fundamental Growth Focus
             ING Mercury Fundamental Growth (Advisor Class)           Fundamental Growth Focus Advisor

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                              Current Name                                            Former Name
         ---------------------------------------------------------- -------------------------------------------------

         ING Investors Trust (continued):                           The GCG Trust (continued):
             ING MFS Mid-Cap Growth (Service Class)                    Mid-Cap Growth
             ING MFS Mid-Cap Growth (Advisor Class)                    Mid-Cap Growth Advisor
             ING MFS Research (Service Class)                          Research
             ING MFS Research (Advisor Class)                          Research Advisor
             ING MFS Total Return (Service Class)                      Total Return
             ING MFS Total Return (Advisor Class)                      Total Return Advisor
             ING PIMCO Core Bond (Service Class)                       Core Bond
             ING PIMCO Core Bond (Advisor Class)                       Core Bond Advisor
             ING Salomon Brothers All Cap (Service Class)              All Cap
             ING Salomon Brothers All Cap (Advisor Class)              All Cap Advisor
             ING Salomon Brothers Investors (Service Class)            Investors
             ING Salomon Brothers Investors (Advisor Class)            Investors Advisor
             ING T. Rowe Price Capital Appreciation (Service Class)    Fully Managed
             ING T. Rowe Price Capital Appreciation (Advisor Class)    Fully Managed Advisor
             ING T. Rowe Price Equity Income (Service Class)           Equity Income
             ING T. Rowe Price Equity Income (Advisor Class)           Equity Income Advisor
             ING UBS U.S. Balanced (Service Class)                     Asset Allocation Growth
             ING Van Kampen Equity Growth (Service Class)              Equity Growth
             ING Van Kampen Equity Growth (Advisor Class)              Equity Growth Advisor
             ING Van Kampen Global Franchise (Service Class)           Global Franchise
             ING Van Kampen Global Franchise (Advisor Class)           Global Franchise Advisor
             ING Van Kampen Growth and Income (Service Class)          Van Kampen Growth and Income
             ING Van Kampen Growth and Income (Advisor Class)          Van Kampen Growth and Income Advisor
             ING Van Kampen Real Estate (Service Class)                Real Estate
             ING Van Kampen Real Estate (Advisor Class)                Real Estate Advisor
         ING Partners, Inc.:                                        ING Partners, Inc.:
             ING JPMorgan Fleming International                        ING Scudder International Growth
             ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
         AllianceBernstein Variable Products Series Fund, Inc.:     Alliance Variable Products Series Fund, Inc.:
             AllianceBernstein Growth and Income                       Alliance Growth and Income
             AllianceBernstein Premier Growth                          Alliance Premier Growth
         Liberty Variable Series:                                   The Galaxy VIP Fund:
             Liberty Equity                                            Galaxy VIP Equity
         Putnam Variable Trust:                                     Putnam Variable Trust:
             Putnam VT Discovery Growth                                Putnam VT Voyager II

         During 2003, the ING VP Large Company Value Portfolio (Service Class), Galaxy VIP Asset Allocation Fund, Galaxy VIP Growth and Income Fund, Galaxy VIP High Quality Bond Fund, and Galaxy VIP Small Company Growth Fund, were closed to Contractowners.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements


2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

         Transfers

         Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to ING USA Annuity and Life Insurance Company on the Statements of Assets and Liabilities.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

3.       Charges and Fees

         Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

         Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Daily charges deducted at annual rates to cover these risks follows:

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------

         DVA 80                                                                           0.80%
         DVA                                                                              0.90
         DVA Series 100                                                                   1.25
         DVA Plus (pre February 2000) Standard                                            1.10
         DVA Plus (post January 2000) Standard                                            1.15
         DVA Plus (post 2000) Standard                                                    1.15
         DVA Plus (pre February 2000) Annual Ratchet                                      1.25
         DVA Plus (pre February 2000) 5.5% Solution                                       1.25
         DVA Plus (post January 2000) 5.5% Solution                                       1.25
         DVA Plus (post 2000) 5.5% Solution                                               1.30
         DVA Plus (post January 2000) Annual Ratchet                                      1.30
         DVA Plus (pre February 2000) 7% Solution                                         1.40
         DVA Plus (post January 2000) Max 5.5                                             1.40
         DVA Plus (post 2000) Annual Ratchet                                              1.40
         DVA Plus (post 2000) Max 5.5                                                     1.45
         DVA Plus (post January 2000) 7% Solution                                         1.50
         DVA Plus (post 2000) 7% Solution                                                 1.50
         DVA Plus (post January 2000) Max 7                                               1.60
         DVA Plus (post 2000) Max 7                                                       1.60
         Access (pre February 2000) Standard                                              1.25
         Access (post January 2000) Standard                                              1.30
         Access (post 2000) Standard                                                      1.30
         Access (pre February 2000) Annual Ratchet                                        1.40
         Access (pre February 2000) 5.5% Solution                                         1.40
         Access (post January 2000) Annual Ratchet                                        1.45
         Access (post January 2000) 5.5 % Solution                                        1.45
         Access (post 2000) 5.5% Solution                                                 1.45
         Access (pre February 2000) 7% Solution                                           1.55
         Access (post January 2000) Max 5.5                                               1.55
         Access (post 2000) Annual Ratchet                                                1.55
         Access (post 2000) Max 5.5                                                       1.60
         Access (post January 2000) 7% Solution                                           1.65

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Access (post 2000) 7% Solution                                                  1.65%
         Access (post April 2001) Standard                                               1.65
         Access (post January 2000) Max 7                                                1.75
         Access (post 2000) Max 7                                                        1.75
         Access (post April 2001) 5.5% Solution                                          1.80
         Access (post April 2001) Annual Ratchet                                         1.90
         Access (post April 2001) Max 5.5                                                1.95
         Access (post April 2001) 7% Solution                                            2.00
         Access (post April 2001) Max 7                                                  2.10
         Premium Plus (pre February 2000) Standard                                       1.25
         Premium Plus (post January 2000) Standard                                       1.30
         Premium Plus (post 2000) Standard                                               1.30
         Premium Plus (pre February 2000) Annual Ratchet                                 1.40
         Premium Plus (pre February 2000) 5.5% Solution                                  1.40
         Premium Plus (post January 2000) Annual Ratchet                                 1.45
         Premium Plus (post January 2000) 5.5% Solution                                  1.45
         Premium Plus (post 2000) 5.5% Solution                                          1.45
         Premium Plus (pre February 2000) 7% Solution                                    1.55
         Premium Plus (post January 2000) Max 5.5                                        1.55
         Premium Plus (post 2000) Annual Ratchet                                         1.55
         Premium Plus (post 2000) Max 5.5                                                1.60
         Premium Plus (post January 2000) 7% Solution                                    1.65
         Premium Plus (post 2000) 7% Solution                                            1.65
         Premium Plus (post January 2000) Max 7                                          1.75
         Premium Plus (post 2000) Max 7                                                  1.75
         ES II (pre 2001)                                                                1.25
         ES II (post 2000) Standard                                                      1.25
         ES II (post 2000) Deferred Ratchet                                              1.30
         ES II (post 2000) 5.5%                                                          1.40
         ES II (post 2000) Annual Ratchet                                                1.50
         ES II (post 2000) Max 5.5                                                       1.55
         ES II (post 2000) 7% Solution                                                   1.60
         ES II (post 2000) Max 7                                                         1.70
         Value Standard                                                                  0.75
         Access One                                                                      0.35
         Granite PrimElite-Standard                                                      1.10
         Granite PrimElite-Annual Ratchet                                                1.25
         Generations-Standard                                                            1.25
         Generations-Deferred Ratchet                                                    1.30
         Generations-Annual Ratchet                                                      1.50
         Generations-7% Solution                                                         1.60
         Generations-Max 7                                                               1.70
         Landmark-Standard                                                               1.50

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Landmark-5.5% Solution                                                          1.65%
         Landmark-Annual Ratchet                                                         1.75
         Landmark-Max 5.5                                                                1.80
         Landmark-7% Solution                                                            1.85
         Landmark-Max 7                                                                  1.95
         VA Option I                                                                     0.80
         VA Option II                                                                    1.10
         VA Option III                                                                   1.25
         VA Bonus Option I                                                               1.30
         VA Bonus Option II                                                              1.60
         VA Bonus Option III                                                             1.75
         Advantage Option I                                                              2.05
         Advantage Option II                                                             2.25
         Advantage Option III                                                            2.40
         Rollover Choice Option I                                                        0.60
         Rollover Choice Option II                                                       0.80
         Rollover Choice Option III                                                      0.95
         Opportunities-Standard                                                          1.25
         Opportunities-5.5% Solution                                                     1.40
         Opportunities-Annual Ratchet                                                    1.50
         Opportunities-7% Solution                                                       1.60
         Opportunities-Max 5.5                                                           1.55
         Opportunities-Max 7                                                             1.70
         Signature Option I                                                              1.10
         Signature Option II                                                             1.30
         Signature Option III                                                            1.45
         Focus VA Option I                                                               0.60
         Focus VA Option II                                                              0.80

         Asset Based Administrative Charges

         A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Administrative Charges

         An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

         For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

         Contingent Deferred Sales Charges

         Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

   Complete                Granite
Years Elapsed             PrimElite              Opportunities,
Since Premium    DVA 80    & DVA      Premium        ES II &                                       Signature   Rollover
   Payment       & DVA      Plus       Plus       Generations     Value   Advantage    Landmark      & VA       Choice     Focus VA
-------------  --------- ----------- ---------- ---------------- -------  ----------  ----------- -----------  ---------  ----------

       0            6 %         7 %       8 %           8 %         6 %        6 %         6 %         7 %        6 %         3 %
       1            5           7         8             7           6          5           5           7          6           2
       2            4           6         8             6           6          4           4           6          5           1
       3            3           5         8             5           5          -           3           6          4           -
       4            2           4         7             4           4          -           -           5          3           -
       5            1           3         6             3           3          -           -           4          2           -
       6            -           1         5             2           1          -           -           3          1           -
       7            -           -         3             1           -          -           -           -          -           -
       8            -           -         1             -           -          -           -           -          -           -
       9+           -           -         -             -           -          -           -           -          -           -

         Other Contract Charges

         Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Deferred Sales Load

         Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to Contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

         Premium Taxes

         For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

         Fees Waived by Golden American

         Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

         Net Assets Retained in the Account by ING USA Annuity and Life Insurance Company

         A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                                                  Year ended
                                                                                              December 31, 2002
                                                                                           -------------------------
                                                                                            (Dollars in thousands)
         Balance at beginning of year                                                                    $ 135
         Sales load advanced                                                                                 9
         Amortization of deferred sales load and premium tax                                              (144)
                                                                                           -------------------------
         Balance at end of year                                                                          $   -
                                                                                           =========================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

4.       Related Party Transactions

         During the year ended December 31, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.


5.       Subsequent Events

         On January 1, 2004, Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American. Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

         Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING.

         In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

6.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                        Year ended December 31
                                                                    2003                        2002
                                                         -------------------------- --------------------------
                                                          Purchases       Sales      Purchases       Sales
                                                         ------------  ------------ ------------- ------------
                                                                        (Dollars in thousands)
ING GET Fund:
    ING GET Fund - Series N                                    $ 719       $ 6,446         $ 733      $ 2,401
    ING GET Fund - Series P                                    3,277        37,406         6,579       18,769
    ING GET Fund - Series Q                                      143        45,984       182,185       15,241
    ING GET Fund - Series R                                      729        45,720       184,803       15,647
    ING GET Fund - Series S                                      209        68,817       227,944        9,645
    ING GET Fund - Series T                                      841        87,461       237,424        1,768
    ING GET Fund - Series U                                  260,067       108,937         1,047            -
    ING GET Fund - Series V                                  385,428        53,056             -            -
ING Investors Trust:
    ING AIM Mid-Cap Growth (Service Class)                   146,376       126,554       403,752      448,147
    ING AIM Mid-Cap Growth (Advisor Class)                     2,750            70            79            -
    ING Alliance Mid-Cap Growth (Service Class)              202,510       156,537       271,861      306,181
    ING Alliance Mid-Cap Growth (Advisor Class)                3,912           213           154            -
    ING American Funds Growth                                126,082             -             -            -
    ING American Funds Growth-Income                          94,431             -             -            -
    ING American Funds International                          43,141           519             -            -
    ING Capital Guardian Large Cap Value (Service Class)     158,785        20,113       137,118       37,870
    ING Capital Guardian Large Cap Value (Advisor Class)       5,891           565           347            -
    ING Capital Guardian Managed Global (Service Class)       77,858        35,871       439,191      413,705
    ING Capital Guardian Managed Global (Advisor Class)        1,883           133            51            -
    ING Capital Guardian Small Cap (Service Class)           198,157       143,109       830,463      842,708
    ING Capital Guardian Small Cap (Advisor Class)             3,260             8           320            -
    ING Developing World (Service Class)                      67,328        47,207       256,419      261,252
    ING Developing World (Advisor Class)                       1,546            20            81            -
    ING Eagle Asset Value Equity (Service Class)              34,721        36,843       102,513       90,027
    ING Eagle Asset Value Equity (Advisor Class)                 872           116           110            -
    ING FMR Diversified Mid-Cap (Service Class)               41,284         4,975        58,638        6,680
    ING FMR Diversified Mid-Cap (Advisor Class)                3,042           130           224            -
    ING Goldman Sachs Internet Tollkeeper (Service Class)     37,453         6,338        16,754        6,112
    ING Goldman Sachs Internet Tollkeeper (Advisor Class)      2,452           210            57            -
    ING Hard Assets (Service Class)                           98,184        66,246       102,835       64,011
    ING Hard Assets (Advisor Class)                            2,370            93            95            -
    ING International (Service Class)                        288,321       282,883       684,796      688,451
    ING International (Advisor Class)                          3,936            28           254            -
    ING Janus Growth and Income (Service Class)               63,371         6,551        77,366       13,632
    ING Janus Growth and Income (Advisor Class)                6,371           709           602            -
    ING Janus Special Equity (Service Class)                  22,316         3,948        11,468        6,198
    ING Janus Special Equity (Advisor Class)                     658            39            56            -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                          Year ended December 31
                                                                      2003                        2002
                                                          --------------------------- ---------------------------
                                                           Purchases       Sales       Purchases       Sales
                                                          ------------- ------------- ------------- -------------
                                                                          (Dollars in thousands)
ING Investors Trust (continued):
    ING Jennison Equity Opportunities (Service Class)         $ 59,176      $ 85,768     $ 147,404     $ 177,811
    ING Jennison Equity Opportunities (Advisor Class)            1,388            51            34             -
    ING JPMorgan Fleming Small Cap Equity (Service Class)       46,793         1,220        10,549           557
    ING JPMorgan Fleming Small Cap Equity (Advisor Class)        9,013            77           520             -
    ING Julius Baer Foreign (Service Class)                     41,204        15,658        18,536        13,290
    ING Julius Baer Foreign (Advisor Class)                      2,121            60           166             -
    ING Limited Maturity Bond                                  135,215       170,287       289,313       109,521
    ING Liquid Assets (Service Class)                        1,736,952     2,014,414     6,067,854     6,116,068
    ING Liquid Assets (Advisor Class)                           12,886         9,848         3,353         1,553
    ING Marisco Growth (Service Class)                         151,832       112,858       922,370     1,085,634
    ING Marisco Growth (Advisor Class)                           7,334            88            97             -
    ING Mercury Focus Value (Service Class)                     18,337         1,751         6,954           731
    ING Mercury Focus Value (Advisor Class)                        692            37            50             -
    ING Mercury Fundamental Growth (Service Class)               9,541           725         3,288           415
    ING Mercury Fundamental Growth (Advisor Class)                 660            42           113             -
    ING MFS(R) Mid-Cap Growth (Service Class)                  238,851       211,017       672,311       703,631
    ING MFS(R) Mid-Cap Growth (Advisor Class)                    8,015           205           558             -
    ING MFS(R) Research (Service Class)                        113,001       136,752       171,313       231,552
    ING MFS(R) Research (Advisor Class)                          1,498           134           329             -
    ING MFS(R) Total Return (Service Class)                    222,700        81,903       268,590       141,319
    ING MFS(R) Total Return (Advisor Class)                     14,146           242         1,034            51
    ING PIMCO Core Bond (Service Class)                        213,083       139,250       332,380        34,599
    ING PIMCO Core Bond (Advisor Class)                         17,218         1,791           995             -
    ING Salomon Brothers All Cap (Service Class)               106,924        38,799        99,898        62,269
    ING Salomon Brothers All Cap (Advisor Class)                 5,067            28           177             -
    ING Salomon Brothers Investors (Service Class)              25,471        11,089        37,278         9,900
    ING Salomon Brothers Investors (Advisor Class)                 556            17           297             -
    ING T. Rowe Price Capital Appreciation (Service Class)     219,954        41,604       383,713        62,233
    ING T. Rowe Price Capital Appreciation (Advisor Class)      17,090           462           946            34
    ING T. Rowe Price Equity Income (Service Class)            148,931        28,175       166,618       101,344
    ING T. Rowe Price Equity Income (Advisor Class)              9,266           595           673            13
    ING UBS U.S. Balanced (Service Class)                       18,600         6,006        18,227        10,179
    ING UBS U.S. Balanced (Advisor Class)                          918             6             -             -
    ING Van Kampen Equity Growth (Service Class)                22,819           517         5,244           623
    ING Van Kampen Equity Growth (Advisor Class)                 4,889            42           480             -
    ING Van Kampen Global Franchise (Service Class)             41,286         7,742        19,859         4,824
    ING Van Kampen Global Franchise (Advisor Class)             11,725           255           744            42
    ING Van Kampen Growth and Income (Service Class)            63,901        61,838        60,273       127,038
    ING Van Kampen Growth and Income (Advisor Class)            20,621         1,062         1,031            31
    ING Van Kampen Real Estate (Service Class)                 110,208        43,180       137,466        62,909
    ING Van Kampen Real Estate (Advisor Class)                   5,076            25           278             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                    Year ended December 31
                                                               2003                          2002
                                                   ----------------------------  ----------------------------
                                                    Purchases        Sales        Purchases        Sales
                                                   -------------  -------------  -------------  -------------
                                                                    (Dollars in thousands)
ING Partners, Inc.:
    ING Alger Aggressive Growth                           $ 591          $ 105            $ -            $ -
    ING Alger Growth Portfolio                               80              1             43              -
    ING American Century Small Cap Value                    136              1              2              -
    ING Baron Small Cap Growth                              937              2              -              -
    ING JPMorgan Fleming International                   11,322          4,006              8              -
    ING JPMorgan Mid Cap Value                            5,429             70            357             60
    ING MFS(R) Capital Opportunities (Initial Class)      1,674            378          1,163            193
    ING MFS(R) Capital Opportunities (Service Class)        267              2             85              -
    ING MFS(R) Global Growth                              1,477            140             76              1
    ING MFS(R) Research Equity                               84              -              -              -
    ING OpCap Balanced Value                                229              2            131              -
    ING PIMCO Total Return                                1,557            214            627             29
    ING Salomon Brothers Aggressive Growth               16,007          2,873              -              -
    ING Salomon Brothers Fundamental Value                  518              3              9              -
    ING Salomon Brothers Investors Value                    317              3              4              -
    ING T. Rowe Price Growth Equity                       1,860             28            162              -
    ING UBS Tactical Asset Allocation                        81              3              2              -
    ING Van Kampen Comstock                              33,171          1,711          1,785             55
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1              238,806         25,679              -              -
    ING GET U.S. Core Portfolio - Series 2              166,567            464              -              -
    ING GET U.S. Core Portfolio - Series 3                8,964              1              -              -
    ING VIT Worldwide Growth                             19,828          6,849         24,169          9,196
ING Variable Portfolios, Inc.:
    ING VP Balanced                                       1,197             42              -              -
    ING VP Bond                                          89,990         70,653         63,496         13,839
    ING VP Growth                                           261             56             51              1
    ING VP Index Plus LargeCap                           62,351         13,117          7,078          2,691
    ING VP Index Plus MidCap                             16,264          5,177          9,240          3,466
    ING VP Index Plus SmallCap                           13,623          3,693          8,715          4,883
    ING VP International Equity                             183              7              -              -
    ING VP Small Company                                    653             92            251             37
    ING VP Value Opportunity                              1,009            169          1,251            169
ING Variable Products Trust:
    ING VP Convertible                                    3,324            879          1,096            187
    ING VP Growth and Income                              1,606             71              -              -
    ING VP Growth Opportunities                          13,123          1,710         10,173          2,384
    ING VP International Value                              576            171             53              1
    ING VP Large Company Value                            1,392          2,590          1,376            372
    ING VP LargeCap Growth                                1,248            768          1,869          1,053
    ING VP MagnaCap                                      12,289          2,104         13,443          3,846
    ING VP MidCap Opportunities                             223              1             16              -
    ING VP SmallCap Opportunities                        46,178          4,073         31,124          1,969

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                      Year ended December 31
                                                                2003                          2002
                                                    ----------------------------- -----------------------------
                                                      Purchases        Sales        Purchases        Sales
                                                    -------------- -------------- -------------- --------------
                                                                      (Dollars in thousands)
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                            $ 66           $ 24           $ 34            $ -
    AIM V.I. Core Equity                                      105              1             44              -
    AIM V.I. Dent Demographic Trends                       42,067          4,254         16,368          5,241
    AIM V.I. Growth                                         1,911            427            987            372
    AIM V.I. Premier Equity                                    88             17             87              -
AllianceBernstein Variable Products Series Fund,
    Inc.:
    AllianceBernstein Growth and Income                     5,730            902          4,785            619
    AllianceBernstein Premier Growth                        2,862          2,017          3,175          1,593
    AllianceBernstein Value                                 3,623            943          2,631            257
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)                          14,431            521          4,406            783
    Fidelity(R) VIP Equity-Income                         118,197         17,735         62,498         39,048
    Fidelity(R) VIP Growth                                188,912         51,570         48,243         23,758
    Fidelity(R) VIP Overseas                                7,214          6,453              9              -
Franklin Templeton Variable Insurance Products
    Trust:
    Franklin Small Cap Value Securities                       180              3             20              -
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                                15            653             33            431
    Galaxy VIP Growth and Income                                -            118              -             32
    Galaxy VIP High Quality Bond                                2            131             32             58
    Galaxy VIP Small Company Growth                            10             63             13             11
Greenwich Street Series Fund:
    Greenwich Appreciation                                     34             86             81             74
INVESCO Variable Investment Funds, Inc.:
    INVESCO VIF - Financial Services                       58,467         31,710         63,673         40,543
    INVESCO VIF - Health Sciences                          81,144         38,138         83,757         58,204
    INVESCO VIF - Leisure                                  24,801          1,312          7,516          1,277
    INVESCO VIF - Utilities                                19,832          3,235          8,167            944
Janus Aspen Series:
    Janus Aspen Series Balanced                             3,875            252            565             37
    Janus Aspen Series Flexible Income                      2,046            473            276              3
    Janus Aspen Series Growth                                 742             84            225              1
    Janus Aspen Series Worldwide Growth                    19,777         17,513        104,529        101,442
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                               38,705            642              -              -
Liberty Variable Series:
    Liberty Asset Allocation                                  575             84              -              -
    Liberty Equity                                             98             74             22            132
    Liberty Federal Securities                                124             40              -              -
    Liberty Small Company Growth                               62             17              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities                           2,204             27            274             24
    Oppenheimer Strategic Bond                                968            317             53             36

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                  Year ended December 31
                                                              2003                          2002
                                                 ----------------------------- ----------------------------
                                                   Purchases        Sales        Purchases       Sales
                                                 -------------- -------------- -------------- -------------
                                                                  (Dollars in thousands)
PIMCO Variable Insurance Trust:
    PIMCO High Yield                                 $ 412,507      $ 166,432      $ 217,839     $ 126,620
    PIMCO StocksPLUS Growth and Income                  27,584         64,388         92,182        97,761
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                                  718             13            200             1
    Pioneer Fund                                        39,976          6,474         27,454         6,810
    Pioneer Mid-Cap Value                              104,888          2,103         69,537        13,624
    Pioneer Small Company                                2,653            706          3,491           398
ProFunds VP:
    ProFund VP Bull                                    255,458        213,494        114,057        95,299
    ProFund VP Europe 30                               145,136        133,466        318,634       307,100
    ProFund VP Rising Rates Opportunity                 32,296          8,593              -             -
    ProFund VP Small Cap                               317,059        247,916        321,292       294,784
Prudential Series Fund, Inc.:
    Jennison                                            19,753         11,282        223,318       215,947
    SP Jennison International Growth                    74,583         33,468         44,081        36,323
Putnam Variable Trust:
    Putnam VT Discovery Growth                           1,239            364          1,601            94
    Putnam VT Growth and Income                          1,626            641          1,662           172
    Putnam VT International Growth and Income            1,554          1,314          3,063           261
Travelers Series Fund Inc.:
    Smith Barney High Income                                25             89             82            38
    Smith Barney International All Cap Growth               10             36              4            26
    Smith Barney Large Cap Value                            32             82             19            54
    Smith Barney Money Market                               34            127              2            80
UBS Series Trust:
    UBS Tactical Allocation                              2,728            335          1,316           240
Wells Fargo:
    Wells Fargo VT Asset Allocation                         25              -              -             -
    Wells Fargo VT Equity Income                            11              -              -             -
    Wells Fargo VT Large Company Growth                     33              -              -             -
    Wells Fargo VT Small Cap Growth                          7              -              -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

7.       Changes in Units

         The changes in units outstanding for the years ended December 31, 2003 and 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

                                                                             Year ended December 31
                                                                      2003                               2002
                                                       -----------------------------------  -----------------------------------
                                                                                  Net                                   Net
                                                         Units        Units     Increase       Units      Units       Increase
                                                         Issued     Redeemed   (Decrease)     Issued     Redeemed    (Decrease)
                                                       ----------  ----------  -----------  ----------  ----------  -----------
ING GET Fund:
  ING GET Fund - Series N                                   2,813     582,838    (580,025)      43,042     189,804    (146,762)
  ING GET Fund - Series P                                 427,496   3,875,525  (3,448,029)     772,618   1,720,085    (947,467)
  ING GET Fund - Series Q                                 540,093   4,702,920  (4,162,827)  18,122,750   1,458,265  16,664,485
  ING GET Fund - Series R                                 662,537   4,700,603  (4,038,066)  18,803,947   1,893,348  16,910,599
  ING GET Fund - Series S                                 778,306   7,069,347  (6,291,041)  22,953,264   1,085,776  21,867,488
  ING GET Fund - Series T                               1,110,001   9,134,206  (8,024,205)  23,875,059     232,370  23,642,689
  ING GET Fund - Series U                              27,424,655  11,466,254  15,958,401      104,774           -     104,774
  ING GET Fund - Series V                              39,493,072   5,925,624  33,567,448            -           -           -
ING Investors Trust:
  ING AIM Mid-Cap Growth (Service Class)               20,239,308  18,505,860   1,733,448   39,062,471  42,593,565  (3,531,094)
  ING AIM Mid-Cap Growth (Advisor Class)                  244,294      17,832     226,462        8,044           -       8,044
  ING Alliance Mid-Cap Growth (Service Class)          30,683,632  27,132,870   3,550,762   12,673,641  14,350,360  (1,676,719)
  ING Alliance Mid-Cap Growth (Advisor Class)             289,350      33,689     255,661        3,459           -       3,459
  ING American Funds Growth                            13,769,489   1,471,401  12,298,088            -           -           -
  ING American Funds Growth-Income                     10,140,145   1,034,017   9,106,128            -           -           -
  ING American Funds International                      4,737,237     831,014   3,906,223            -           -           -
  ING Capital Guardian Large Cap Value (Service Class) 31,963,365  15,626,833  16,336,532   22,131,127  10,157,539  11,973,588
  ING Capital Guardian Large Cap Value (Advisor Class)    626,639     164,468     462,171       32,499           -      32,499
  ING Capital Guardian Managed Global (Service Class)   9,589,344   6,596,769   2,992,575   29,219,248  27,211,114   2,008,134

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                 Year ended December 31
                                                                       2003                                2002
                                                        ------------------------------------ ---------------------------------------
                                                                                     Net                                    Net
                                                            Units      Units       Increase    Units       Units         Increase
                                                            Issued    Redeemed    (Decrease)   Issued     Redeemed      (Decrease)
                                                        ----------- ------------ ----------- ----------- ----------- ---------------
ING Investors Trust (continued):
  ING Capital Guardian Managed Global (Advisor Class)      160,376       13,074     147,302       4,848           -          4,848
  ING Capital Guardian Small Cap (Service Class)        23,836,823   20,086,014   3,750,809  31,167,383  33,693,558     (2,526,175)
  ING Capital Guardian Small Cap (Advisor Class)           288,617       11,915     276,702      14,125           -         14,125
  ING Developing World (Service Class)                  13,707,508   11,144,731   2,562,777  31,632,928   7,268,250     24,364,678
  ING Developing World (Advisor Class)                     141,785        9,786     131,999      96,894         124         96,770
  ING Eagle Asset Value Equity (Service Class)           5,456,564    5,513,235     (56,671)  8,835,743   8,086,769        748,974
  ING Eagle Asset Value Equity (Advisor Class)              91,756       16,399      75,357      12,051         923         11,128
  ING FMR Diversified Mid-Cap (Service Class)            9,117,415    4,385,125   4,732,290  38,357,135  38,795,832       (438,697)
  ING FMR Diversified Mid-Cap (Advisor Class)              312,293       32,870     279,423       8,162           3          8,159
  ING Goldman Sachs Internet Tollkeeper (Service Class)  9,293,284    3,690,700   5,602,584   3,969,315   1,909,841      2,059,474
  ING Goldman Sachs Internet Tollkeeper (Advisor Class)    202,253       27,084     175,169       5,119           -          5,119
  ING Hard Assets (Service Class)                        9,957,046    8,031,960   1,925,086   8,767,576   6,176,025      2,591,551
  ING Hard Assets (Advisor Class)                          214,555       17,599     196,956       9,841           -          9,841
  ING International (Service Class)                     45,122,881   44,094,402   1,028,479  88,470,226  88,235,675        234,551
  ING International (Advisor Class)                        392,995       17,995     375,000      25,956           3         25,953
  ING Janus Growth and Income (Service Class)           15,080,009    7,058,656   8,021,353  11,879,305   3,750,330      8,128,975
  ING Janus Growth and Income (Advisor Class)              676,501      120,816     555,685      60,374           -         60,374
  ING Janus Special Equity (Service Class)               4,712,526    2,282,039   2,430,487   2,057,335   1,380,067        677,268
  ING Janus Special Equity (Advisor Class)                  54,493        3,864      50,629       5,773           -          5,773
  ING Jennison Equity Opportunities (Service Class)      7,487,170    8,997,369  (1,510,199) 10,707,624   7,860,701      2,846,923
  ING Jennison Equity Opportunities (Advisor Class)        134,102        6,870     127,232      68,680       3,462         65,218
  ING JPMorgan Fleming Small Cap Equity (Service Class)  6,441,180    1,314,781   5,126,399   1,450,310     238,479      1,211,831
  ING JPMorgan Fleming Small Cap Equity (Advisor Class)    886,242       51,332     834,910      53,904           3         53,901
  ING Julius Baer Foreign (Service Class)                5,465,920    2,801,803   2,664,117   2,304,452   1,696,647        607,805
  ING Julius Baer Foreign (Advisor Class)                  208,049       21,627     186,422      16,921          29         16,892

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                    Year ended December 31
                                                                         2003                                 2002
                                                        -------------------------------------- -------------------------------------
                                                                                        Net                                 Net
                                                            Units       Units        Increase      Units       Units      Increase
                                                            Issued     Redeemed     (Decrease)     Issued     Redeemed   (Decrease)
                                                        ------------ ------------ ------------ ------------ ----------- ----------
ING Investors Trust (continued):
 ING Limited Maturity Bond                               22,024,027   23,493,026   (1,468,999)  19,089,421   10,093,155   8,996,266
 ING Liquid Assets (Service Class)                      263,960,840  281,659,270  (17,698,430) 432,718,159  435,462,419  (2,744,260)
 ING Liquid Assets (Advisor Class)                        1,605,225    1,295,814      309,411      376,779      196,446     180,333
 ING Marisco Growth (Service Class)                      27,316,330   23,711,846    3,604,484   88,418,811  101,385,523 (12,966,712)
 ING Marisco Growth (Advisor Class)                         692,233       47,674      644,559        9,416            -       9,416
 ING Mercury Focus Value (Service Class)                  2,390,740      669,562    1,721,178      927,802      217,748     710,054
 ING Mercury Focus Value (Advisor Class)                     62,575        5,799       56,776        4,735            -       4,735
 ING Mercury Fundamental Growth (Service Class)           1,342,793      314,981    1,027,812      412,537       67,974     344,563
 ING Mercury Fundamental Growth (Advisor Class)              68,767        7,459       61,308       11,445            7      11,438
 ING MFS(R) Mid-Cap Growth (Service Class)               25,134,567   23,309,608    1,824,959   37,536,301   39,509,334  (1,973,033)
 ING MFS(R) Mid-Cap Growth (Advisor Class)                  730,445       64,597      665,848       56,277            2      56,275
 ING MFS(R) Research (Service Class)                     13,516,901   14,641,938   (1,125,037)  14,355,356   17,693,135  (3,337,779)
 ING MFS(R) Research (Advisor Class)                        151,542       20,594      130,948       33,623            -      33,623
 ING MFS(R) Total Return (Service Class)                 24,648,572   17,000,181    7,648,391   17,689,754   11,652,054   6,037,700
 ING MFS(R) Total Return (Advisor Class)                  1,428,064      107,319    1,320,745      100,210        5,006      95,204
 ING PIMCO Core Bond (Service Class)                     41,045,236   35,097,502    5,947,734   58,286,404   59,112,337    (825,933)
 ING PIMCO Core Bond (Advisor Class)                      2,063,501      587,700    1,475,801       32,995           27      32,968
 ING Salomon Brothers All Cap (Service Class)            21,857,383   14,656,980    7,200,403   14,295,321   10,877,332   3,417,989
 ING Salomon Brothers All Cap (Advisor Class)               477,684       24,492      453,192       18,492            -      18,492
 ING Salomon Brothers Investors (Service Class)           5,618,795    3,949,522    1,669,273    5,380,431    2,510,400   2,870,031
 ING Salomon Brothers Investors (Advisor Class)              55,667        5,391       50,276       30,514           17      30,497
 ING T. Rowe Price Capital Appreciation (Service Class)  18,480,713   11,934,957    6,545,756   16,893,498    5,743,297  11,150,201
 ING T. Rowe Price Capital Appreciation (Advisor Class)   1,667,923      111,132    1,556,791       92,813        3,431      89,382
 ING T. Rowe Price Equity Income (Service Class)         13,716,461    7,870,709    5,845,752      715,898      157,257     558,641
 ING T. Rowe Price Equity Income (Advisor Class)            946,179      115,013      831,166       47,562            -      47,562

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                     Year ended December 31
                                                              2003                           2002
                                                  ----------------------------- ----------------------------------
                                                                          Net                             Net
                                                    Units    Units     Increase     Units     Units     Increase
                                                    Issued  Redeemed  (Decrease)   Issued    Redeemed   (Decrease)
                                                  --------- --------- ---------- ---------- ---------- -----------
ING Investors Trust (continued):
 ING UBS U.S. Balanced (Service Class)            3,555,272 1,900,413 1,654,859  2,524,223  1,691,382     832,841
 ING UBS U.S. Balanced (Advisor Class)               85,480       597    84,883          -          -           -
 ING Van Kampen Equity Growth (Service Class)     3,278,306   691,267 2,587,039  8,678,192  2,364,577   6,313,615
 ING Van Kampen Equity Growth (Advisor Class)       481,686    23,976   457,710     23,763        590      23,173
 ING Van Kampen Global Franchise (Service Class)  6,033,511 2,399,718 3,633,793  2,512,607    851,207   1,661,400
 ING Van Kampen Global Franchise (Advisor Class)  1,292,472   134,695 1,157,777     78,879      4,514      74,365
 ING Van Kampen Growth and Income (Service Class) 9,697,228 9,299,298   397,930  5,686,825  8,964,808  (3,277,983)
 ING Van Kampen Growth and Income (Advisor Class) 2,180,618   321,267 1,859,351    105,373      4,220     101,153
 ING Van Kampen Real Estate (Service Class)       7,319,516 5,201,384 2,118,132  6,070,387  3,723,970   2,346,417
 ING Van Kampen Real Estate (Advisor Class)         505,929    53,365   452,564     28,719          3      28,716
ING Partners, Inc.:
 ING Alger Aggressive Growth                         65,235    12,689    52,546          -          -           -
 ING Alger Growth Portfolio                          12,186     2,782     9,404      5,956          -       5,956
 ING American Century Small Cap Value                14,721       287    14,434        215          -         215
 ING Baron Small Cap Growth                          90,459     1,243    89,216          -          -           -
 ING JPMorgan Fleming International               1,355,419   677,674   677,745      1,232          -       1,232
 ING JPMorgan Mid Cap Value                         527,569    33,903   493,666        950         31         919
 ING MFS(R) Capital Opportunities (Initial Class)   275,325    95,137   180,188     39,538      6,696      32,842
 ING MFS(R) Capital Opportunities (Service Class)    32,298        15    32,283    169,917     39,170     130,747
 ING MFS(R) Global Growth                           160,424    22,562   137,862     10,569          -      10,569
 ING MFS(R) Research Equity                          10,430        37    10,393          -          -           -
 ING OpCap Balanced Value                            23,882        68    23,814      9,184        144       9,040
 ING PIMCO Total Return                             158,515    37,896   120,619     16,208          -      16,208
 ING Salomon Brothers Aggressive Growth           1,900,446   615,504 1,284,942          -          -           -
 ING Salomon Brothers Fundamental Value              62,039     7,006    55,033     57,930      2,748      55,182

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Partners, Inc. (continued):
    ING Salomon Brothers Investors Value         37,838          2,273         35,565            487              -            487
    ING T. Rowe Price Growth Equity             227,525         17,367        210,158         19,085              -         19,085
    ING UBS Tactical Asset Allocation            10,498          1,710          8,788            297              -            297
    ING Van Kampen Comstock                   4,136,428        795,326      3,341,102        218,552          8,852        209,700
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1   24,292,343      2,721,588     21,570,755              -              -              -
    ING GET U.S. Core Portfolio - Series 2   16,910,671        218,793     16,691,878              -              -              -
    ING GET U.S. Core Portfolio - Series 3      915,632         18,683        896,949              -              -              -
    ING VIT Worldwide Growth                  5,334,548      2,955,189      2,379,359      4,884,109      2,447,811      2,436,298
ING Variable Portfolios, Inc.:
    ING VP Balanced                             116,275          6,785        109,490              -              -              -
    ING VP Bond                              15,174,268     13,388,596      1,785,672      7,230,384      2,562,132      4,668,252
    ING VP Growth                                39,910         14,404         25,506          6,679            110          6,569
    ING VP Index Plus LargeCap                9,215,533      3,211,932      6,003,601        989,798        442,688        547,110
    ING VP Index Plus MidCap                  2,015,920        923,833      1,092,087      1,075,901        467,221        608,680
    ING VP Index Plus SmallCap                1,534,395        579,748        954,647      1,032,462        634,554        397,908
    ING VP International Equity                  20,184          2,092         18,092              -              -              -
    ING VP Small Company                         74,835         13,928         60,907         27,484          6,772         20,712
    ING VP Value Opportunity                    159,786         42,748        117,038        162,657         30,086        132,571
ING Variable Products Trust:
    ING VP Convertible                          330,356        111,896        218,460        111,643         22,720         88,923
    ING VP Growth and Income                    161,032         18,186        142,846              -              -              -
    ING VP Growth Opportunities               3,154,558      1,227,767      1,926,791      1,984,390        760,395      1,223,995
    ING VP International Value                   61,584         18,501         43,083          5,020             82          4,938
    ING VP Large Company Value                  195,658        315,735       (120,077)       151,517         46,425        105,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Variable Products Trust (continued):
    ING VP LargeCap Growth                      198,724        122,054         76,670        281,373        173,739        107,634
    ING VP MagnaCap                           2,070,135        782,965      1,287,170      1,873,780        706,779      1,167,001
    ING VP MidCap Opportunities                  26,831              8         26,823          1,700              -          1,700
    ING VP SmallCap Opportunities            12,410,160      4,513,193      7,896,967      6,167,933      1,352,225      4,815,708
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                 7,484          3,211          4,273          3,701              -          3,701
    AIM V.I. Core Equity                         12,098              8         12,090          4,961              -          4,961
    AIM V.I. Dent Demographic Trends          6,647,819      2,292,483      4,355,336      2,175,335        948,298      1,227,037
    AIM V.I. Growth                             274,535         93,371        181,164        129,633         51,493         78,140
    AIM V.I. Premier Equity                      10,766          3,838          6,928         11,714              -         11,714
AllianceBernstein Variable Products Series
    Fund, Inc.:
    AllianceBernstein Growth and Income         812,719        251,537        561,182        585,752        114,322        471,430
    AllianceBernstein Premier Growth            460,022        333,463        126,559        467,717        260,296        207,421
    AllianceBernstein Value                     472,742        183,509        289,233        298,200         42,183        256,017
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)             1,779,394        347,498      1,431,896        540,071        148,494        391,577
    Fidelity(R) VIP Equity-Income            18,102,244      6,614,886     11,487,358      8,251,501      5,400,874      2,850,627
    Fidelity(R) VIP Growth                   38,300,438     19,520,348     18,780,090      8,076,321      4,495,778      3,580,543
    Fidelity(R) VIP Overseas                    613,141        545,358         67,783          1,171              -          1,171
Franklin Templeton Variable Insurance
    Products Trust:
    Franklin Small Cap Value Securities          18,497            377         18,120          1,965             25          1,940
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                   1,260         78,971        (77,711)         1,789         52,447        (50,658)
    Galaxy VIP Growth and Income                      8         16,213        (16,205)           561          3,752         (3,191)
    Galaxy VIP High Quality Bond                      -         10,297        (10,297)         2,096          4,759         (2,663)
    Galaxy VIP Small Company Growth               1,242          7,799         (6,557)         1,172          1,052            120

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                             2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
Greenwich Street Series Fund:
    Greenwich Appreciation                        2,140          5,725         (3,585)         4,624          4,584             40
INVESCO Variable Investment Funds, Inc.:                                            -
    INVESCO VIF - Financial Services          9,715,318      6,670,182      3,045,136      8,952,534      6,278,761      2,673,773
    INVESCO VIF - Health Sciences            15,231,350     10,188,192      5,043,158     11,553,067      8,591,990      2,961,077
    INVESCO VIF - Leisure                     3,256,460        748,922      2,507,538      1,002,159        278,062        724,097
    INVESCO VIF - Utilities                   4,192,548      1,736,129      2,456,419      1,413,473        305,358      1,108,115
Janus Aspen Series:
    Janus Aspen Series Balanced                 421,393         47,868        373,525         57,501          3,830         53,671
    Janus Aspen Series Flexible Income          181,934         42,626        139,308         25,934            170         25,764
    Janus Aspen Series Growth                    92,866         16,222         76,644         26,711             20         26,691
    Janus Aspen Series Worldwide Growth       3,066,592      2,725,678        340,914     13,323,220     12,946,666        376,554
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                  3,666,414        699,990      2,966,424              -              -              -
Liberty Variable Series:
    Liberty Asset Allocation                     58,374          8,193         50,181              -              -              -
    Liberty Equity                               17,945         11,418          6,527          2,539         15,793        (13,254)
    Liberty Federal Securities                   12,474          3,869          8,605              -              -              -
    Liberty Small Company Growth                  6,299          1,313          4,986              -              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities               243,106         13,364        229,742         29,681          2,882         26,799
    Oppenheimer Strategic Bond                   88,167         29,331         58,836          5,028          3,500          1,528
PIMCO Variable Insurance Trust:
    PIMCO High Yield                         70,549,933     50,078,253     20,471,680     27,197,895     19,409,516      7,788,379
    PIMCO StocksPLUS Growth and Income        8,167,955     12,300,696     (4,132,741)    13,357,877     14,285,763       (927,886)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                           Year ended December 31
                                                            2003                                          2002
                                        --------------------------------------------- ----------------------------------------------
                                                                            Net                                           Net
                                            Units          Units         Increase         Units          Units          Increase
                                           Issued         Redeemed      (Decrease)       Issued         Redeemed       (Decrease)
                                        -------------- --------------- -------------- -------------- --------------- ---------------
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                      91,561          14,035         77,526         21,635              61          21,574
    Pioneer Fund                            6,575,983       2,345,851      4,230,132      3,769,608       1,315,200       2,454,408
    Pioneer Mid-Cap Value                  12,983,227       3,520,104      9,463,123      7,875,737       2,670,048       5,205,689
    Pioneer Small Company                     380,789         153,965        226,824        431,876          92,472         339,404
ProFunds VP:
    ProFund VP Bull                        45,236,028      39,510,148      5,725,880     18,816,487      16,427,269       2,389,218
    ProFund VP Europe 30                   27,515,639      26,105,711      1,409,928     50,746,741      48,922,218       1,824,523
    ProFund VP Rising Rates Opportunity     3,678,414       1,221,881      2,456,533              -               -               -
    ProFund VP Small Cap                   51,869,933      44,621,619      7,248,314     44,254,935      41,001,972       3,252,963
Prudential Series Fund, Inc.:
    Jennison                                7,101,405       5,126,319      1,975,086     45,072,785      43,503,839       1,568,946
    SP Jennison International Growth       20,418,826      11,908,116      8,510,710     10,464,472       8,810,383       1,654,089
Putnam Variable Trust:
    Putnam VT Discovery Growth                210,296          78,555        131,741        227,745          22,636         205,109
    Putnam VT Growth and Income               245,886         127,759        118,127        199,811          27,845         171,966
    Putnam VT International Growth
       and Income                             218,826         196,346         22,480        355,859          48,525         307,334
Travelers Series Fund Inc.:
    Smith Barney High Income                      453           7,012         (6,559)            35           3,035          (3,000)
    Smith Barney International
       All Cap Growth                             996           3,826         (2,830)            80           2,233          (2,153)
    Smith Barney Large Cap Value                1,738           5,226         (3,488)           114           3,173          (3,059)
    Smith Barney Money Market                  20,411          27,723         (7,312)            16           6,191          (6,175)
UBS Series Trust:
    UBS Tactical Allocation                   360,783          67,068        293,715        165,483          32,046         133,437

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                             Year ended December 31
                                                             2003                                          2002
                                           -------------------------------------------- --------------------------------------------
                                                                              Net                                          Net
                                              Units          Units         Increase         Units          Units         Increase
                                             Issued         Redeemed      (Decrease)       Issued         Redeemed      (Decrease)
                                           ------------- --------------- -------------- -------------- --------------- -------------
Wells Fargo:
    Wells Fargo VT Asset Allocation               2,338               1          2,337              -               -             -
    Wells Fargo VT Equity Income                    982               -            982              -               -             -
    Wells Fargo VT Large Company Growth           3,283               -          3,283              -               -             -
    Wells Fargo VT Small Cap Growth                 661               -            661              -               -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

8.       Unit Summary

         Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2003 follows:

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series N
Contracts in accumulation period:
    Band 26                                                   306,666.873         $ 10.38        $ 3,183,202
    Band 27                                                   199,118.420           10.30          2,050,920
    Band 28                                                   115,223.762           10.26          1,182,196
    Band 29                                                   738,715.417           10.25          7,571,833
    Band 30                                                   541,175.985           10.17          5,503,760
    Band 31                                                   381,361.424           10.14          3,867,005
                                                       -------------------                 ------------------
                                                            2,282,261.881                       $ 23,358,916
                                                       ===================                 ==================
ING GET Fund - Series P
Contracts in accumulation period:
    Band 9                                                     61,366.316         $ 10.10          $ 619,800
    Band 13                                                    10,492.650           10.06            105,556
    Band 15                                                     3,664.446           10.02             36,718
    Band 26                                                 1,300,508.766           10.26         13,343,220
    Band 27                                                   836,558.715           10.18          8,516,168
    Band 28                                                   329,076.712           10.15          3,340,129
    Band 29                                                 3,664,915.838           10.14         37,162,247
    Band 30                                                 2,915,675.476           10.07         29,360,852
    Band 31                                                 1,599,890.221           10.03         16,046,899
    Band 32                                                    97,874.282            9.97            975,807
    Band 33                                                    34,537.491            9.92            342,612
    Band 34                                                    25,855.135            9.89            255,707
                                                       -------------------                 ------------------
                                                           10,880,416.048                      $ 110,105,715
                                                       ===================                 ==================
ING GET Fund - Series Q
Contracts in accumulation period:
    Band 9                                                    525,008.360         $ 10.33        $ 5,423,336
    Band 13                                                   207,578.538           10.29          2,135,983
    Band 15                                                    77,172.441           10.25            791,018
    Band 26                                                 1,505,112.868           10.47         15,758,532
    Band 27                                                 1,216,248.482           10.40         12,648,984
    Band 28                                                   368,577.614           10.37          3,822,150
    Band 29                                                 3,411,365.277           10.36         35,341,744
    Band 30                                                 2,803,457.777           10.29         28,847,581
    Band 31                                                 1,369,896.037           10.26         14,055,133
    Band 32                                                   810,606.091           10.20          8,268,182
    Band 33                                                   161,789.072           10.16          1,643,777
    Band 34                                                   232,820.281           10.13          2,358,469
    Band 35                                                     2,495.775           10.51             26,231
                                                       -------------------                 ------------------
                                                           12,692,128.613                      $ 131,121,120
                                                       ===================                 ==================
ING GET Fund - Series R
Contracts in accumulation period:
    Band 9                                                    914,950.709         $ 10.48        $ 9,588,683
    Band 13                                                   176,700.935           10.44          1,844,758
    Band 15                                                    90,893.722           10.41            946,204

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series R (continued)
    Band 26                                                 1,584,726.532         $ 10.60       $ 16,798,101
    Band 27                                                   846,381.098           10.54          8,920,857
    Band 28                                                   414,555.023           10.51          4,356,973
    Band 29                                                 3,182,193.328           10.50         33,413,030
    Band 30                                                 2,586,380.269           10.44         27,001,810
    Band 31                                                 1,402,678.454           10.42         14,615,909
    Band 32                                                   828,953.862           10.36          8,587,962
    Band 33                                                   381,559.358           10.32          3,937,693
    Band 34                                                   445,753.456           10.30          4,591,261
    Band 35                                                    12,641.311           10.64            134,504
    Band 36                                                     4,164.678           10.60             44,146
                                                       -------------------                 ------------------
                                                           12,872,532.735                      $ 134,781,891
                                                       ===================                 ==================
ING GET Fund - Series S
Contracts in accumulation period:
    Band 9                                                    865,343.638         $ 10.40        $ 8,999,574
    Band 13                                                   493,211.782           10.36          5,109,674
    Band 15                                                   226,258.832           10.34          2,339,516
    Band 26                                                 1,945,925.181           10.50         20,432,214
    Band 27                                                   800,378.701           10.45          8,363,957
    Band 28                                                   393,880.369           10.43          4,108,172
    Band 29                                                 4,136,296.637           10.42         43,100,211
    Band 30                                                 2,619,451.377           10.37         27,163,711
    Band 31                                                 1,565,123.193           10.35         16,199,025
    Band 32                                                 1,335,643.674           10.30         13,757,130
    Band 33                                                   868,639.548           10.27          8,920,928
    Band 34                                                   306,605.126           10.24          3,139,636
    Band 35                                                    14,897.421           10.54            157,019
    Band 36                                                     4,792.179           10.50             50,318
                                                       -------------------                 ------------------
                                                           15,576,447.658                      $ 161,841,085
                                                       ===================                 ==================
ING GET Fund - Series T
Contracts in accumulation period:
    Band 6                                                     40,072.976         $ 10.47          $ 419,564
    Band 9                                                  1,117,865.088           10.44         11,670,512
    Band 10                                                    19,502.374           10.43            203,410
    Band 12                                                   125,394.606           10.42          1,306,612
    Band 13                                                   416,352.344           10.41          4,334,228
    Band 15                                                   269,372.655           10.39          2,798,782
    Band 20                                                    68,358.049           10.40            710,924
    Band 26                                                 1,444,611.269           10.53         15,211,757
    Band 27                                                   785,952.098           10.49          8,244,638
    Band 28                                                   293,092.363           10.47          3,068,677
    Band 29                                                 3,952,416.085           10.46         41,342,272
    Band 30                                                 2,325,950.664           10.42         24,236,406
    Band 31                                                 1,700,529.135           10.40         17,685,503
    Band 32                                                 1,589,097.556           10.36         16,463,051

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series T (continued)
    Band 33                                                   841,476.477         $ 10.33        $ 8,692,452
    Band 34                                                   530,293.976           10.31          5,467,331
    Band 35                                                    96,751.905           10.56          1,021,700
    Band 36                                                     1,394.248           10.53             14,681
                                                       -------------------                 ------------------
                                                           15,618,483.868                      $ 162,892,500
                                                       ===================                 ==================
ING GET Fund - Series U
Contracts in accumulation period:
    Band 6                                                    269,723.866         $ 10.55        $ 2,845,587
    Band 9                                                  1,896,116.573           10.53         19,966,108
    Band 10                                                     6,370.325           10.52             67,016
    Band 12                                                    34,269.306           10.51            360,170
    Band 13                                                   434,915.187           10.50          4,566,609
    Band 15                                                   415,851.683           10.49          4,362,284
    Band 20                                                   194,409.460           10.50          2,041,299
    Band 26                                                 1,587,162.392           10.60         16,823,921
    Band 27                                                   591,364.282           10.57          6,250,720
    Band 28                                                   548,393.800           10.55          5,785,555
    Band 29                                                 3,652,785.395           10.54         38,500,358
    Band 30                                                 1,727,713.074           10.51         18,158,264
    Band 31                                                 1,198,705.146           10.49         12,574,417
    Band 32                                                 1,576,747.812           10.46         16,492,782
    Band 33                                                   931,659.888           10.44          9,726,529
    Band 34                                                   728,767.611           10.42          7,593,759
    Band 35                                                   262,177.797           10.62          2,784,328
    Band 36                                                     6,041.319           10.60             64,038
                                                       -------------------                 ------------------
                                                           16,063,174.916                      $ 168,963,744
                                                       ===================                 ==================
ING GET Fund - Series V
Contracts in accumulation period:
    Band 6                                                    374,572.464          $ 9.73        $ 3,644,590
    Band 7                                                      5,272.363            9.73             51,300
    Band 9                                                  2,946,384.912            9.72         28,638,861
    Band 10                                                    57,051.690            9.71            553,972
    Band 12                                                    63,445.335            9.70            615,420
    Band 13                                                   653,998.959            9.70          6,343,790
    Band 14                                                    12,130.715            9.69            117,547
    Band 15                                                   917,110.678            9.69          8,886,802
    Band 17                                                   108,973.342            9.68          1,054,862
    Band 19                                                     7,051.923            9.66             68,122
    Band 20                                                   102,454.126            9.70            993,805
    Band 26                                                 3,891,594.220            9.77         38,020,876
    Band 27                                                   997,359.657            9.74          9,714,283
    Band 28                                                   652,416.000            9.73          6,348,008
    Band 29                                                 9,197,569.170            9.73         89,492,348
    Band 30                                                 4,412,798.330            9.70         42,804,144
    Band 31                                                 2,627,419.972            9.69         25,459,700

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series V (continued)
    Band 32                                                 3,252,228.838          $ 9.67       $ 31,449,053
    Band 33                                                 1,003,898.930            9.65          9,687,625
    Band 34                                                 1,617,654.799            9.64         15,594,192
    Band 35                                                   626,952.919            9.78          6,131,600
    Band 36                                                    19,697.056            9.77            192,440
    Band 37                                                    19,411.677            9.76            189,458
                                                       -------------------                 ------------------
                                                           33,567,448.075                      $ 326,052,798
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                     12,111.255         $ 14.54          $ 176,098
Contracts in accumulation period:
    Band 1                                                      7,913.416           14.78            116,960
    Band 2                                                    121,383.844           14.54          1,764,921
    Band 3                                                      6,081.762           14.12             85,874
    Band 4                                                    227,339.440           14.26          3,241,860
    Band 5                                                    153,177.125           14.18          2,172,052
    Band 6                                                  2,884,535.198           14.08         40,614,256
    Band 7                                                  2,190,339.352           14.01         30,686,654
    Band 8                                                  1,824,860.839           13.91         25,383,814
    Band 9                                                    680,328.569           13.83          9,408,944
    Band 10                                                   477,375.136           13.77          6,573,456
    Band 11                                                 2,492,964.282           13.72         34,203,470
    Band 12                                                   542,810.495           13.66          7,414,791
    Band 13                                                 1,533,656.739           13.60         20,857,732
    Band 14                                                 2,013,485.063           13.49         27,161,914
    Band 15                                                     2,798.367           13.43             37,582
    Band 16                                                    28,481.371           13.32            379,372
    Band 17                                                   224,903.425           13.26          2,982,219
    Band 18                                                    53,896.345           13.21            711,971
    Band 19                                                    74,897.327           13.10            981,155
    Band 20                                                   392,810.109           13.54          5,318,649
    Band 21                                                    90,471.301           13.37          1,209,601
    Band 25                                                    21,104.424           14.66            309,391
                                                       -------------------                 ------------------
                                                           16,057,725.184                      $ 221,792,736
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     44,565.755         $ 13.68          $ 609,660
    Band 10                                                    20,359.369           13.63            277,498
    Band 11                                                       768.519           13.62             10,467
    Band 12                                                    29,384.378           13.62            400,215
    Band 20                                                   139,428.065           13.60          1,896,222
                                                       -------------------                 ------------------
                                                              234,506.086                        $ 3,194,062
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alliance Mid-Cap Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,611.319         $ 17.43           $ 28,085
    Band 2                                                    133,925.966           17.16          2,298,170
    Band 3                                                      7,243.628           16.69            120,896
    Band 4                                                    305,659.817           16.83          5,144,255
    Band 5                                                    210,563.291           16.76          3,529,041
    Band 6                                                  5,531,902.003           16.63         91,995,530
    Band 7                                                  2,956,815.879           16.56         48,964,871
    Band 8                                                  4,192,754.178           16.43         68,886,951
    Band 9                                                    691,121.518           16.37         11,313,659
    Band 10                                                   845,093.901           16.31         13,783,482
    Band 11                                                 5,800,164.205           16.24         94,194,667
    Band 12                                                   888,765.283           16.18         14,380,222
    Band 13                                                 2,304,112.209           16.11         37,119,248
    Band 14                                                 2,753,698.265           15.99         44,031,635
    Band 15                                                       219.990           15.92              3,502
    Band 16                                                    81,202.977           15.80          1,283,007
    Band 17                                                   439,259.479           15.74          6,913,944
    Band 18                                                    88,833.572           15.67          1,392,022
    Band 19                                                   161,397.438           15.55          2,509,730
    Band 20                                                   719,928.443           16.05         11,554,852
    Band 21                                                   144,730.959           15.86          2,295,433
    Band 25                                                    68,581.801           17.29          1,185,779
                                                       -------------------                 ------------------
                                                           28,327,586.121                      $ 462,928,981
                                                       ===================                 ==================
ING Alliance Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,438.095         $ 17.21        $ 1,401,550
    Band 7                                                      2,796.127           17.20             48,093
    Band 10                                                    13,026.156           17.15            223,399
    Band 11                                                       269.397           17.14              4,617
    Band 12                                                    39,890.948           17.13            683,332
    Band 20                                                   132,365.662           17.10          2,263,453
                                                       -------------------                 ------------------
                                                              269,786.385                        $ 4,624,444
                                                       ===================                 ==================
ING American Funds Growth
Contracts in accumulation period:
    Band 2                                                      5,392.223         $ 10.79           $ 58,182
    Band 4                                                     15,975.213           10.78            172,213
    Band 5                                                     48,699.833           10.78            524,984
    Band 6                                                  1,622,037.822           10.77         17,469,347
    Band 7                                                  1,642,217.260           10.77         17,686,680
    Band 8                                                    388,436.206           10.77          4,183,458
    Band 9                                                    141,174.360           10.76          1,519,036
    Band 10                                                 1,003,540.584           10.76         10,798,097
    Band 11                                                   964,596.171           10.76         10,379,055
    Band 12                                                   601,447.857           10.76          6,471,579

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth (continued)
    Band 13                                                   913,862.154         $ 10.76        $ 9,833,157
    Band 14                                                 1,714,683.933           10.75         18,432,852
    Band 15                                                    68,411.491           10.75            735,424
    Band 16                                                    69,134.969           10.75            743,201
    Band 17                                                   855,247.641           10.75          9,193,912
    Band 18                                                    10,783.134           10.74            115,811
    Band 19                                                   193,355.922           10.74          2,076,643
    Band 20                                                   911,850.157           10.76          9,811,508
    Band 21                                                   290,166.954           10.75          3,119,295
    Band 26                                                    67,366.693           10.79            726,887
    Band 27                                                    96,407.187           10.78          1,039,269
    Band 28                                                    25,616.661           10.77            275,891
    Band 29                                                   221,914.697           10.77          2,390,021
    Band 30                                                   112,359.464           10.76          1,208,988
    Band 31                                                    71,294.696           10.75            766,418
    Band 32                                                    65,585.576           10.74            704,389
    Band 33                                                    39,614.483           10.74            425,460
    Band 34                                                    92,431.090           10.73            991,786
    Band 41                                                    12,574.365           10.76            135,300
    Band 42                                                     4,180.380           10.75             44,939
    Band 43                                                    27,728.687           10.75            298,083
                                                       -------------------                 ------------------
                                                           12,298,087.863                      $ 132,331,865
                                                       ===================                 ==================
ING American Funds Growth-Income
Contracts in accumulation period:
    Band 2                                                      3,218.112         $ 11.01           $ 35,431
    Band 4                                                     35,321.437           11.00            388,536
    Band 5                                                     17,838.244           10.99            196,042
    Band 6                                                  1,024,471.344           10.99         11,258,940
    Band 7                                                  1,106,559.418           10.99         12,161,088
    Band 8                                                    397,600.019           10.98          4,365,648
    Band 9                                                    179,926.349           10.98          1,975,591
    Band 10                                                   536,261.484           10.98          5,888,151
    Band 11                                                   801,372.964           10.98          8,799,075
    Band 12                                                   440,852.611           10.98          4,840,562
    Band 13                                                   724,334.677           10.98          7,953,195
    Band 14                                                 1,307,734.550           10.97         14,345,848
    Band 15                                                    62,449.180           10.97            685,068
    Band 16                                                    34,591.800           10.97            379,472
    Band 17                                                   687,519.700           10.96          7,535,216
    Band 18                                                     5,852.945           10.96             64,148
    Band 19                                                   148,092.710           10.96          1,623,096
    Band 20                                                   563,173.275           10.97          6,178,011
    Band 21                                                   234,072.562           10.97          2,567,776
    Band 26                                                    61,848.113           11.01            680,948
    Band 27                                                    74,703.953           11.00            821,743
    Band 28                                                     8,019.393           10.99             88,133

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth-Income (continued)
    Band 29                                                   241,790.217         $ 10.99        $ 2,657,274
    Band 30                                                    96,956.040           10.98          1,064,577
    Band 31                                                    79,329.564           10.97            870,245
    Band 32                                                    63,314.049           10.96            693,922
    Band 33                                                    42,882.033           10.95            469,558
    Band 34                                                    98,515.108           10.95          1,078,740
    Band 41                                                     5,164.329           10.98             56,704
    Band 42                                                       763.633           10.97              8,377
    Band 43                                                    21,597.902           10.96            236,713
                                                       -------------------                 ------------------
                                                            9,106,127.715                       $ 99,967,828
                                                       ===================                 ==================
ING American Funds International
Contracts in accumulation period:
    Band 2                                                      1,685.690         $ 11.63           $ 19,605
    Band 4                                                      8,123.614           11.62             94,396
    Band 5                                                     20,350.247           11.62            236,470
    Band 6                                                    580,504.856           11.62          6,745,466
    Band 7                                                    560,899.752           11.62          6,517,655
    Band 8                                                    137,440.405           11.61          1,595,683
    Band 9                                                     74,169.412           11.61            861,107
    Band 10                                                   241,840.493           11.61          2,807,768
    Band 11                                                   252,099.512           11.61          2,926,875
    Band 12                                                   173,633.511           11.60          2,014,149
    Band 13                                                   261,150.620           11.60          3,029,347
    Band 14                                                   532,960.314           11.60          6,182,340
    Band 15                                                    17,024.830           11.60            197,488
    Band 16                                                     9,589.556           11.59            111,143
    Band 17                                                   295,090.463           11.59          3,420,098
    Band 18                                                       579.223           11.59              6,713
    Band 19                                                    35,476.007           11.58            410,812
    Band 20                                                   255,174.387           11.60          2,960,023
    Band 21                                                    71,826.555           11.59            832,470
    Band 26                                                    40,607.943           11.64            472,676
    Band 27                                                   118,109.480           11.62          1,372,432
    Band 28                                                     8,572.460           11.62             99,612
    Band 29                                                    80,952.582           11.62            940,669
    Band 30                                                    32,143.782           11.60            372,868
    Band 31                                                    31,400.753           11.60            364,249
    Band 32                                                    25,451.566           11.59            294,984
    Band 33                                                    10,618.018           11.58            122,957
    Band 34                                                    23,925.966           11.57            276,823
    Band 41                                                     2,761.702           11.60             32,036
    Band 42                                                       488.357           11.60              5,665
    Band 43                                                     1,570.590           11.59             18,203
                                                       -------------------                 ------------------
                                                            3,906,222.646                       $ 45,342,782
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                             Units           Unit Value     Extended Value
----------------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Large Cap Value (Service Class)
Contracts in accumulation period:
    Band 2                                                          92,867.115         $ 10.31          $ 957,460
    Band 3                                                           2,150.089           10.17             21,866
    Band 4                                                         181,696.852           10.21          1,855,125
    Band 5                                                         765,936.940           10.19          7,804,897
    Band 6                                                       6,231,899.788           10.15         63,253,783
    Band 7                                                       9,374,552.928           10.13         94,964,221
    Band 8                                                       2,408,097.915           10.09         24,297,708
    Band 9                                                       1,352,700.519           10.07         13,621,694
    Band 10                                                      3,956,878.864           10.05         39,766,633
    Band 11                                                      5,242,836.259           10.03         52,585,648
    Band 12                                                      3,953,848.421           10.01         39,578,023
    Band 13                                                      6,791,259.937            9.99         67,844,687
    Band 14                                                      8,602,292.520            9.95         85,592,811
    Band 15                                                          6,646.170            9.93             65,996
    Band 16                                                        241,597.497            9.89          2,389,399
    Band 17                                                      2,105,769.024            9.87         20,783,940
    Band 18                                                        293,878.532            9.85          2,894,704
    Band 19                                                        628,348.853            9.81          6,164,102
    Band 20                                                      2,657,551.167            9.97         26,495,785
    Band 21                                                        897,773.250            9.91          8,896,933
    Band 24                                                          1,323.158           10.52             13,920
    Band 25                                                        148,177.455           10.36          1,535,118
                                                            -------------------                 ------------------
                                                                55,938,083.253                      $ 561,384,453
                                                            ===================                 ==================
ING Capital Guardian Large Cap Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                         190,134.611         $ 13.81        $ 2,625,759
    Band 7                                                           1,590.909           13.80             21,955
    Band 10                                                         12,221.772           13.76            168,172
    Band 11                                                          1,256.406           13.75             17,276
    Band 12                                                         76,903.410           13.74          1,056,653
    Band 20                                                        212,562.552           13.72          2,916,358
                                                            -------------------                 ------------------
                                                                   494,669.660                        $ 6,806,173
                                                            ===================                 ==================
ING Capital Guardian Managed Global (Service Class)
Currently payable annuity contracts:
    Band 2                                                           5,668.922         $ 19.42          $ 110,090
Contracts in accumulation period:
    Band 1                                                           9,169.659           19.86            182,109
    Band 2                                                       1,030,091.194           19.42         20,004,371
    Band 3                                                          15,761.005           18.68            294,416
    Band 4                                                         344,196.639           18.87          6,494,991
    Band 5                                                         299,049.209           18.74          5,604,182
    Band 6                                                       2,320,223.778           18.55         43,040,151
    Band 7                                                       2,876,283.130           18.42         52,981,135
    Band 8                                                       2,499,767.677           18.24         45,595,762

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                              Units          Unit Value      Extended Value
---------------------------------------------------------   ------------------- --------------  -----------------
ING Capital Guardian Managed Global (Service Class)
    (continued)
    Band 9                                                         583,925.242        $ 18.11       $ 10,574,886
    Band 10                                                      1,411,895.733          18.01         25,428,242
    Band 11                                                      1,425,811.732          17.91         25,536,288
    Band 12                                                        805,342.391          17.80         14,335,095
    Band 13                                                      1,938,963.334          17.70         34,319,651
    Band 14                                                      2,098,781.303          17.50         36,728,673
    Band 15                                                            821.678          17.40             14,297
    Band 16                                                         64,805.666          17.21          1,115,306
    Band 17                                                        451,641.584          17.11          7,727,588
    Band 18                                                         83,077.703          17.01          1,413,152
    Band 19                                                        163,907.667          16.82          2,756,927
    Band 20                                                        688,342.991          17.60         12,114,837
    Band 21                                                        204,339.644          17.30          3,535,076
    Band 24                                                          1,150.502          20.51             23,597
    Band 25                                                        128,549.328          19.60          2,519,567
                                                            -------------------                 -----------------
                                                                19,451,567.711                     $ 352,450,389
                                                            ===================                 =================
ING Capital Guardian Managed Global (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          21,176.240        $ 13.76          $ 291,385
    Band 7                                                             649.283          13.75              8,928
    Band 10                                                          6,002.923          13.72             82,360
    Band 12                                                         34,405.343          13.70            471,353
    Band 20                                                         89,915.984          13.68          1,230,051
                                                            -------------------                 -----------------
                                                                   152,149.773                       $ 2,084,077
                                                            ===================                 =================
ING Capital Guardian Small Cap (Service Class)
Currently payable annuity contracts:
    Band 2                                                           2,158.064        $ 18.78           $ 40,528
Contracts in accumulation period:
    Band 1                                                          11,698.567          19.09            223,326
    Band 2                                                         189,632.908          18.78          3,561,306
    Band 3                                                          10,693.501          18.26            195,263
    Band 4                                                         290,583.447          18.41          5,349,641
    Band 5                                                         283,315.553          18.33          5,193,174
    Band 6                                                       5,701,158.596          18.19        103,704,075
    Band 7                                                       3,883,331.662          18.11         70,327,136
    Band 8                                                       3,768,841.098          17.97         67,726,075
    Band 9                                                         933,033.596          17.89         16,691,971
    Band 10                                                      1,326,176.319          17.82         23,632,462
    Band 11                                                      4,195,335.581          17.75         74,467,207
    Band 12                                                      1,161,532.589          17.68         20,535,896
    Band 13                                                      2,774,026.836          17.61         48,850,613
    Band 14                                                      3,243,333.821          17.46         56,628,609
    Band 15                                                          4,336.373          17.39             75,410
    Band 16                                                         72,310.808          17.25          1,247,361

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Small Cap (Service Class)
    (continued)
    Band 17                                                   734,791.729         $ 17.18       $ 12,623,722
    Band 18                                                    90,552.930           17.11          1,549,361
    Band 19                                                   170,484.909           16.97          2,893,129
    Band 20                                                   927,953.844           17.53         16,267,031
    Band 21                                                   210,070.040           17.32          3,638,413
    Band 24                                                     1,340.173           19.55             26,200
    Band 25                                                   103,579.001           18.93          1,960,750
                                                       -------------------                 ------------------
                                                           30,090,271.945                      $ 537,408,659
                                                       ===================                 ==================
ING Capital Guardian Small Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,529.273         $ 13.45        $ 1,096,569
    Band 7                                                      7,772.620           13.44            104,464
    Band 10                                                    14,297.114           13.40            191,581
    Band 11                                                     1,563.844           13.39             20,940
    Band 12                                                    28,630.217           13.38            383,072
    Band 20                                                   175,876.763           13.37          2,351,472
                                                       -------------------                 ------------------
                                                              309,669.831                        $ 4,148,098
                                                       ===================                 ==================
ING Developing World (Service Class)
Currently payable annuity contracts:
    Band 2                                                      8,107.076          $ 9.23           $ 74,828
Contracts in accumulation period:
    Band 1                                                     14,201.669            9.34            132,644
    Band 2                                                    404,830.062            9.23          3,736,581
    Band 3                                                     13,202.419            9.04            119,350
    Band 4                                                    166,780.362            9.09          1,516,033
    Band 5                                                    150,155.866            9.07          1,361,914
    Band 6                                                  2,328,297.363            9.01         20,977,959
    Band 7                                                  1,925,673.976            8.99         17,311,809
    Band 8                                                  1,347,744.852            8.93         12,035,362
    Band 9                                                    459,146.221            8.91          4,090,993
    Band 10                                                   472,272.814            8.88          4,193,783
    Band 11                                                 1,492,155.083            8.85         13,205,572
    Band 12                                                   410,102.047            8.83          3,621,201
    Band 13                                                   847,928.806            8.80          7,461,773
    Band 14                                                 1,334,968.093            8.75         11,680,971
    Band 15                                                       927.665            8.72              8,089
    Band 16                                                    55,207.921            8.67            478,653
    Band 17                                                   251,030.941            8.64          2,168,907
    Band 18                                                    22,799.723            8.62            196,534
    Band 19                                                    58,907.593            8.57            504,838
    Band 20                                                   380,832.094            8.77          3,339,897
    Band 21                                                    80,874.288            8.70            703,606
    Band 25                                                    38,950.784            9.28            361,463
                                                       -------------------                 ------------------
                                                           12,265,097.718                      $ 109,282,760
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Developing World (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     30,921.112         $ 14.00          $ 432,896
    Band 7                                                      8,004.844           14.00            112,068
    Band 10                                                    18,761.198           13.96            261,906
    Band 11                                                     3,860.569           13.95             53,855
    Band 12                                                    26,375.415           13.94            367,673
    Band 20                                                    52,234.545           13.92            727,105
                                                       -------------------                 ------------------
                                                              140,157.683                        $ 1,955,503
                                                       ===================                 ==================
ING Eagle Asset Value Equity (Service Class)
Currently payable annuity contracts:
    Band 2                                                        484.309         $ 19.18            $ 9,289
Contracts in accumulation period:
    Band 1                                                      4,086.003           19.53             79,800
    Band 2                                                    213,285.821           19.18          4,090,822
    Band 3                                                      8,927.676           18.58            165,876
    Band 4                                                    207,752.833           18.77          3,899,521
    Band 5                                                    115,811.317           18.67          2,162,197
    Band 6                                                  2,180,938.255           18.52         40,390,976
    Band 7                                                  1,291,039.694           18.41         23,768,041
    Band 8                                                  1,905,658.988           18.27         34,816,390
    Band 9                                                    266,585.502           18.16          4,841,193
    Band 10                                                   364,190.935           18.08          6,584,572
    Band 11                                                 1,958,386.717           17.99         35,231,377
    Band 12                                                   390,049.160           17.92          6,989,681
    Band 13                                                   983,870.712           17.84         17,552,254
    Band 14                                                 1,015,032.571           17.67         17,935,626
    Band 15                                                    15,779.790           17.59            277,567
    Band 16                                                    34,620.288           17.43            603,432
    Band 17                                                   228,990.248           17.35          3,972,981
    Band 18                                                    27,222.612           17.27            470,135
    Band 19                                                    58,775.546           17.12          1,006,237
    Band 20                                                   242,601.463           17.75          4,306,176
    Band 21                                                    78,240.292           17.51          1,369,988
    Band 25                                                    12,788.967           19.35            247,467
    Band 26                                                    15,302.960           19.27            294,888
    Band 27                                                     7,938.110           18.75            148,840
    Band 28                                                       562.331           18.49             10,398
    Band 29                                                    12,865.256           18.41            236,849
    Band 30                                                    16,345.235           17.91            292,743
    Band 31                                                    13,995.827           17.67            247,306
    Band 32                                                     8,400.123           17.21            144,566
    Band 33                                                     2,229.256           16.90             37,674
    Band 34                                                       475.512           16.67              7,927
                                                       -------------------                 ------------------
                                                           11,683,234.309                      $ 212,192,789
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Eagle Asset Value Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     21,736.856         $ 11.87          $ 258,016
    Band 7                                                        451.996           11.86              5,361
    Band 10                                                       881.972           11.83             10,434
    Band 12                                                    14,549.959           11.82            171,981
    Band 20                                                    48,863.931           11.80            576,594
                                                       -------------------                 ------------------
                                                               86,484.714                        $ 1,022,386
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,323.029          $ 9.64          $ 147,714
    Band 3                                                      1,885.203            9.53             17,966
    Band 4                                                     44,499.325            9.56            425,414
    Band 5                                                    176,724.716            9.55          1,687,721
    Band 6                                                  2,137,834.265            9.52         20,352,182
    Band 7                                                  2,850,228.843            9.50         27,077,174
    Band 8                                                    492,657.009            9.47          4,665,462
    Band 9                                                    241,130.260            9.45          2,278,681
    Band 10                                                 1,236,348.705            9.44         11,671,132
    Band 11                                                 1,406,797.479            9.42         13,252,032
    Band 12                                                 1,170,476.118            9.41         11,014,180
    Band 13                                                 2,031,359.511            9.39         19,074,466
    Band 14                                                 3,090,180.234            9.36         28,924,087
    Band 15                                                       635.125            9.35              5,938
    Band 16                                                    98,923.303            9.32            921,965
    Band 17                                                   724,928.935            9.30          6,741,839
    Band 18                                                   119,997.610            9.28          1,113,578
    Band 19                                                   221,766.981            9.25          2,051,345
    Band 20                                                 1,113,986.198            9.38         10,449,191
    Band 21                                                   207,579.625            9.33          1,936,718
    Band 25                                                    44,046.481            9.68            426,370
                                                       -------------------                 ------------------
                                                           17,427,308.955                      $ 164,235,155
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     85,074.410         $ 12.46        $ 1,060,027
    Band 7                                                        777.643           12.45              9,682
    Band 10                                                    18,203.284           12.42            226,085
    Band 11                                                       910.875           12.41             11,304
    Band 12                                                    43,522.997           12.40            539,685
    Band 20                                                   154,106.870           12.38          1,907,843
                                                       -------------------                 ------------------
                                                              302,596.079                        $ 3,754,626
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Goldman Sachs Internet Tollkeeper (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,884.986          $ 6.53           $ 12,309
    Band 3                                                      1,486.247            6.47              9,616
    Band 4                                                     10,976.319            6.49             71,236
    Band 5                                                     35,807.107            6.48            232,030
    Band 6                                                    976,838.896            6.46          6,310,379
    Band 7                                                  1,534,118.701            6.45          9,895,066
    Band 8                                                    228,337.954            6.44          1,470,496
    Band 9                                                     96,371.604            6.43            619,669
    Band 10                                                   555,046.476            6.42          3,563,398
    Band 11                                                   559,222.434            6.41          3,584,616
    Band 12                                                   417,879.664            6.40          2,674,430
    Band 13                                                   932,881.163            6.39          5,961,111
    Band 14                                                 1,631,740.460            6.37         10,394,187
    Band 15                                                     6,815.081            6.37             43,412
    Band 16                                                    87,869.005            6.35            557,968
    Band 17                                                   305,816.527            6.34          1,938,877
    Band 18                                                    52,482.557            6.33            332,215
    Band 19                                                   140,904.298            6.31            889,106
    Band 20                                                   704,091.988            6.38          4,492,107
    Band 21                                                    77,659.771            6.36            493,916
    Band 25                                                    12,890.538            6.55             84,433
                                                       -------------------                 ------------------
                                                            8,371,121.776                       $ 53,630,577
                                                       ===================                 ==================
ING Goldman Sachs Internet Tollkeeper (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     36,659.475         $ 14.46          $ 530,096
    Band 10                                                     8,035.974           14.41            115,798
    Band 11                                                       262.191           14.40              3,776
    Band 12                                                    37,416.150           14.39            538,418
    Band 20                                                    97,913.949           14.37          1,407,023
                                                       -------------------                 ------------------
                                                              180,287.739                        $ 2,595,111
                                                       ===================                 ==================
ING Hard Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      2,020.057         $ 22.37           $ 45,189
Contracts in accumulation period:
    Band 1                                                     29,984.555           23.06            691,444
    Band 2                                                    186,973.774           22.37          4,182,603
    Band 3                                                     10,853.430           21.22            230,310
    Band 4                                                     55,640.341           21.58          1,200,719
    Band 5                                                     42,368.048           21.39            906,253
    Band 6                                                    742,286.361           21.09         15,654,819
    Band 7                                                    826,627.504           20.91         17,284,781
    Band 8                                                    549,898.027           20.62         11,338,897
    Band 9                                                    101,131.759           20.44          2,067,133
    Band 10                                                   349,772.216           20.28          7,093,381

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Hard Assets (Service Class) (continued)
    Band 11                                                 1,031,494.033         $ 20.13       $ 20,763,975
    Band 12                                                   210,632.773           19.98          4,208,443
    Band 13                                                   496,935.444           19.83          9,854,230
    Band 14                                                 1,330,706.785           19.53         25,988,704
    Band 15                                                     2,426.210           19.38             47,020
    Band 16                                                    17,930.098           19.09            342,286
    Band 17                                                   147,526.100           18.94          2,794,144
    Band 18                                                    18,382.094           18.80            345,583
    Band 19                                                    61,073.869           18.51          1,130,477
    Band 20                                                   591,336.391           19.68         11,637,500
    Band 21                                                    46,295.847           19.23            890,269
    Band 25                                                    59,058.615           22.72          1,341,812
                                                       -------------------                 ------------------
                                                            6,911,354.331                      $ 140,039,972
                                                       ===================                 ==================
ING Hard Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     53,933.075         $ 14.74          $ 794,974
    Band 7                                                      1,596.565           14.73             23,517
    Band 10                                                    13,333.904           14.70            196,008
    Band 11                                                     2,330.199           14.69             34,231
    Band 12                                                    31,790.322           14.68            466,682
    Band 20                                                   103,812.626           14.66          1,521,893
                                                       -------------------                 ------------------
                                                              206,796.691                        $ 3,037,305
                                                       ===================                 ==================
ING International (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,431.094          $ 9.63           $ 13,781
    Band 2                                                     14,398.922            9.48            136,502
    Band 3                                                      1,275.424            9.22             11,759
    Band 4                                                      8,226.140            9.30             76,503
    Band 5                                                     94,950.069            9.26            879,238
    Band 6                                                  3,949,926.597            9.12         36,023,331
    Band 7                                                  2,278,888.640            9.15         20,851,831
    Band 8                                                  1,583,400.059            9.08         14,377,273
    Band 9                                                    588,682.557            9.04          5,321,690
    Band 10                                                   460,646.171            9.01          4,150,422
    Band 11                                                 3,838,885.601            8.97         34,434,804
    Band 12                                                   522,021.404            8.94          4,666,871
    Band 13                                                 1,458,594.480            8.90         12,981,491
    Band 14                                                 2,080,261.285            8.83         18,368,707
    Band 15                                                     2,824.067            8.80             24,852
    Band 16                                                    19,121.769            8.73            166,933
    Band 17                                                   291,623.544            8.69          2,534,209
    Band 18                                                    53,716.217            8.66            465,182
    Band 19                                                    58,270.098            8.59            500,540
    Band 20                                                   454,200.749            8.87          4,028,761
    Band 21                                                   191,230.337            8.76          1,675,178
    Band 25                                                    44,700.725            9.55            426,892
                                                       -------------------                 ------------------
                                                           17,997,275.949                      $ 162,116,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING International (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     77,931.489         $ 12.47          $ 971,806
    Band 8                                                        598.946           12.45              7,457
    Band 10                                                    17,849.255           12.43            221,866
    Band 12                                                   109,335.405           12.42          1,357,946
    Band 20                                                   195,237.861           12.40          2,420,949
                                                       -------------------                 ------------------
                                                              400,952.956                        $ 4,980,024
                                                       ===================                 ==================
ING Janus Growth and Income (Service Class)
Contracts in accumulation period:
    Band 2                                                     18,238.453          $ 8.63          $ 157,398
    Band 3                                                      3,729.437            8.53             31,812
    Band 4                                                    121,675.937            8.56          1,041,546
    Band 5                                                    335,953.366            8.55          2,872,401
    Band 6                                                  2,871,432.508            8.52         24,464,605
    Band 7                                                  4,328,568.168            8.50         36,792,829
    Band 8                                                    754,836.167            8.48          6,401,011
    Band 9                                                    328,257.366            8.46          2,777,057
    Band 10                                                 2,048,406.120            8.45         17,309,032
    Band 11                                                 2,181,919.434            8.43         18,393,581
    Band 12                                                 2,106,216.660            8.42         17,734,344
    Band 13                                                 3,698,409.545            8.41         31,103,624
    Band 14                                                 4,126,254.579            8.38         34,578,013
    Band 15                                                    26,957.126            8.37            225,631
    Band 16                                                   149,703.736            8.34          1,248,529
    Band 17                                                   853,351.031            8.32          7,099,881
    Band 18                                                   159,408.940            8.31          1,324,688
    Band 19                                                   311,748.148            8.28          2,581,275
    Band 20                                                 1,292,405.270            8.39         10,843,280
    Band 21                                                   307,687.270            8.35          2,569,189
    Band 25                                                    58,259.344            8.66            504,526
    Band 26                                                   132,740.585            8.65          1,148,206
    Band 27                                                    59,502.828            8.56            509,344
    Band 28                                                    16,062.844            8.52            136,855
    Band 29                                                   171,330.033            8.50          1,456,305
    Band 30                                                    91,081.184            8.42            766,904
    Band 31                                                    42,468.423            8.38            355,885
    Band 32                                                     8,989.522            8.30             74,613
    Band 33                                                    21,187.834            8.24            174,588
    Band 34                                                     8,581.507            8.20             70,368
    Band 41                                                       329.378           10.81              3,561
    Band 43                                                     1,451.593           10.80             15,677
                                                       -------------------                 ------------------
                                                           26,637,144.336                      $ 224,766,558
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Janus Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    128,810.334         $ 11.73        $ 1,510,945
    Band 7                                                      1,586.724           11.72             18,596
    Band 10                                                    57,279.985           11.69            669,603
    Band 11                                                     3,638.740           11.68             42,500
    Band 12                                                   183,002.745           11.67          2,135,642
    Band 20                                                   241,740.683           11.66          2,818,696
                                                       -------------------                 ------------------
                                                              616,059.211                        $ 7,195,982
                                                       ===================                 ==================
ING Janus Special Equity (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,195.182          $ 9.13          $ 138,732
    Band 3                                                        238.632            9.03              2,155
    Band 4                                                      6,042.471            9.06             54,745
    Band 5                                                     92,519.836            9.04            836,379
    Band 6                                                    856,121.104            9.01          7,713,651
    Band 7                                                    934,004.354            9.00          8,406,039
    Band 8                                                    240,606.036            8.97          2,158,236
    Band 9                                                    169,752.220            8.95          1,519,282
    Band 10                                                   344,836.901            8.94          3,082,842
    Band 11                                                   553,067.702            8.92          4,933,364
    Band 12                                                   356,948.614            8.91          3,180,412
    Band 13                                                   629,201.039            8.89          5,593,597
    Band 14                                                 1,098,077.852            8.86          9,728,970
    Band 15                                                     2,108.329            8.85             18,659
    Band 16                                                    18,885.418            8.82            166,569
    Band 17                                                   149,245.254            8.81          1,314,851
    Band 18                                                    35,657.497            8.79            313,429
    Band 19                                                    63,791.381            8.76            558,813
    Band 20                                                   384,529.360            8.88          3,414,621
    Band 21                                                    78,179.962            8.84            691,111
    Band 25                                                    10,452.123            9.16             95,741
                                                       -------------------                 ------------------
                                                            6,039,461.267                       $ 53,922,198
                                                       ===================                 ==================
ING Janus Special Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     10,723.940         $ 14.27          $ 153,031
    Band 10                                                     1,155.425           14.22             16,430
    Band 12                                                    19,367.100           14.20            275,013
    Band 20                                                    25,155.076           14.19            356,951
                                                       -------------------                 ------------------
                                                               56,401.541                          $ 801,425
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Service Class)
Currently payable annuity contracts:
    Band 2                                                     10,402.758         $ 20.39          $ 212,112
Contracts in accumulation period:
    Band 1                                                     13,520.205           20.87            282,167

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Jennison Equity Opportunities (Service Class)
    (continued)
    Band 2                                                  1,005,109.201         $ 20.39       $ 20,494,177
    Band 3                                                     15,125.505           19.56            295,855
    Band 4                                                    229,031.506           19.82          4,539,404
    Band 5                                                    183,069.708           19.68          3,602,812
    Band 6                                                  2,581,561.314           19.47         50,262,999
    Band 7                                                  1,900,373.651           19.33         36,734,223
    Band 8                                                  2,572,696.508           19.13         49,215,684
    Band 9                                                    633,989.339           18.99         12,039,458
    Band 10                                                   463,550.587           18.88          8,751,835
    Band 11                                                 3,080,079.212           18.77         57,813,087
    Band 12                                                   606,016.779           18.66         11,308,273
    Band 13                                                 1,511,001.580           18.55         28,029,079
    Band 14                                                 1,998,515.787           18.33         36,632,794
    Band 15                                                        97.564           18.22              1,778
    Band 16                                                    39,320.561           18.01            708,163
    Band 17                                                   185,363.910           17.90          3,318,014
    Band 18                                                    35,727.644           17.79            635,595
    Band 19                                                    60,940.418           17.58          1,071,333
    Band 20                                                   296,297.253           18.44          5,463,721
    Band 21                                                    68,656.764           18.11          1,243,374
    Band 25                                                    39,241.379           20.63            809,550
                                                       -------------------                 ------------------
                                                           17,529,689.133                      $ 333,465,487
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     29,760.887         $ 12.59          $ 374,690
    Band 10                                                     3,200.091           12.55             40,161
    Band 11                                                       695.344           12.54              8,720
    Band 12                                                    13,652.055           12.53            171,060
    Band 20                                                    83,383.060           12.52          1,043,956
                                                       -------------------                 ------------------
                                                              130,691.437                        $ 1,638,587
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Service Class)
Contracts in accumulation period:
    Band 1                                                        307.272         $ 10.49            $ 3,223
    Band 2                                                      7,352.743           10.45             76,836
    Band 4                                                      4,313.937           10.41             44,908
    Band 5                                                     56,893.563           10.40            591,693
    Band 6                                                    824,537.407           10.38          8,558,698
    Band 7                                                  1,208,974.758           10.37         12,537,068
    Band 8                                                     99,604.851           10.36          1,031,906
    Band 9                                                     72,864.199           10.35            754,144
    Band 10                                                   506,710.923           10.34          5,239,391
    Band 11                                                   498,967.398           10.33          5,154,333
    Band 12                                                   265,899.317           10.32          2,744,081
    Band 13                                                   681,441.412           10.31          7,025,661
    Band 14                                                   961,310.914           10.30          9,901,502

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming Small Cap Equity (Service Class)
    (continued)
    Band 15                                                    26,442.000         $ 10.29          $ 272,088
    Band 16                                                    38,873.478           10.27            399,231
    Band 17                                                   259,872.196           10.26          2,666,289
    Band 18                                                    24,073.628           10.25            246,755
    Band 19                                                    80,743.790           10.23            826,009
    Band 20                                                   376,173.684           10.30          3,874,589
    Band 21                                                   121,614.412           10.28          1,250,196
    Band 25                                                    15,842.120           10.47            165,867
    Band 26                                                    30,405.780           10.46            318,044
    Band 27                                                    20,560.832           10.41            214,038
    Band 28                                                       448.402           10.38              4,654
    Band 29                                                    42,750.856           10.37            443,326
    Band 30                                                    27,008.973           10.32            278,733
    Band 31                                                    45,483.273           10.30            468,478
    Band 32                                                    11,236.621           10.24            115,063
    Band 33                                                    11,750.728           10.21            119,975
    Band 34                                                     8,500.387           10.18             86,534
    Band 41                                                     6,646.882           11.02             73,249
    Band 42                                                       144.692           11.01              1,593
    Band 43                                                       479.925           11.01              5,284
                                                       -------------------                 ------------------
                                                            6,338,231.353                       $ 65,493,439
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    285,412.257         $ 12.52        $ 3,573,361
    Band 7                                                      1,007.513           12.51             12,604
    Band 10                                                    64,681.399           12.48            807,224
    Band 11                                                     8,023.500           12.47            100,053
    Band 12                                                   144,863.341           12.46          1,804,997
    Band 20                                                   384,823.804           12.45          4,791,056
                                                       -------------------                 ------------------
                                                              888,811.814                       $ 11,089,295
                                                       ===================                 ==================
ING Julius Baer Foreign (Service Class)
Contracts in accumulation period:
    Band 2                                                     23,654.089         $ 10.71          $ 253,335
    Band 4                                                      5,095.030           10.67             54,364
    Band 5                                                     27,428.113           10.66            292,384
    Band 6                                                    505,047.822           10.64          5,373,709
    Band 7                                                    447,901.906           10.63          4,761,197
    Band 8                                                    108,889.932           10.61          1,155,322
    Band 9                                                     26,857.067           10.60            284,685
    Band 10                                                   296,301.043           10.59          3,137,828
    Band 11                                                   189,657.898           10.59          2,008,477
    Band 12                                                   149,527.696           10.58          1,582,003
    Band 13                                                   268,992.809           10.57          2,843,254
    Band 14                                                   567,009.504           10.55          5,981,950
    Band 15                                                    19,973.759           10.54            210,523

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Julius Baer Foreign (Service Class) (continued)
    Band 16                                                    14,401.314         $ 10.52          $ 151,502
    Band 17                                                   128,361.660           10.51          1,349,081
    Band 18                                                    20,181.298           10.50            211,904
    Band 19                                                    59,010.628           10.49            619,021
    Band 20                                                   122,689.156           10.56          1,295,597
    Band 21                                                    45,762.500           10.53            481,879
    Band 25                                                     4,864.183           10.73             52,193
    Band 26                                                    37,732.388           10.72            404,491
    Band 27                                                    47,206.361           10.67            503,692
    Band 28                                                     1,286.933           10.64             13,693
    Band 29                                                    54,649.311           10.63            580,922
    Band 30                                                    22,761.665           10.58            240,818
    Band 31                                                    15,813.245           10.55            166,830
    Band 32                                                    18,673.699           10.50            196,074
    Band 33                                                    18,930.376           10.46            198,012
    Band 34                                                    22,722.745           10.44            237,225
    Band 42                                                       537.150           11.69              6,279
                                                       -------------------                 ------------------
                                                            3,271,921.280                       $ 34,648,244
                                                       ===================                 ==================
ING Julius Baer Foreign (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     34,036.529         $ 12.60          $ 428,860
    Band 7                                                      8,924.720           12.59            112,362
    Band 10                                                     8,492.946           12.55            106,586
    Band 12                                                    53,077.833           12.54            665,596
    Band 20                                                    98,782.286           12.52          1,236,754
                                                       -------------------                 ------------------
                                                              203,314.314                        $ 2,550,158
                                                       ===================                 ==================
ING Limited Maturity Bond
Currently payable annuity contracts:
    Band 1                                                      1,325.281         $ 22.32           $ 29,580
    Band 2                                                      3,692.647           21.66             79,983
Contracts in accumulation period:
    Band 1                                                     28,074.497           22.32            626,623
    Band 2                                                    705,085.799           21.66         15,272,158
    Band 3                                                     13,694.537           20.54            281,286
    Band 4                                                    292,573.723           20.90          6,114,791
    Band 5                                                    378,428.825           20.69          7,829,692
    Band 6                                                  5,262,645.164           20.44        107,568,467
    Band 7                                                  4,019,585.111           20.22         81,276,011
    Band 8                                                  2,413,915.779           19.98         48,230,037
    Band 9                                                    614,145.706           19.77         12,141,661
    Band 10                                                 1,154,036.996           19.62         22,642,206
    Band 11                                                 3,602,660.537           19.50         70,251,880
    Band 12                                                 1,037,485.098           19.32         20,044,212
    Band 13                                                 2,934,073.045           19.18         56,275,521
    Band 14                                                 2,747,066.792           18.89         51,892,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Limited Maturity Bond (continued)
    Band 15                                                     1,045.192         $ 18.78           $ 19,629
    Band 16                                                    87,178.393           18.49          1,611,928
    Band 17                                                   390,765.794           18.35          7,170,552
    Band 18                                                   130,049.956           18.21          2,368,210
    Band 19                                                   166,520.393           17.94          2,987,376
    Band 20                                                   750,831.314           19.07         14,318,353
    Band 21                                                   187,232.332           18.64          3,490,011
    Band 24                                                     5,353.615           23.37            125,114
    Band 25                                                   109,192.878           22.01          2,403,335
                                                       -------------------                 ------------------
                                                           27,036,659.404                      $ 535,050,708
                                                       ===================                 ==================
ING Liquid Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      1,135.261         $ 16.69           $ 18,948
Contracts in accumulation period:
    Band 1                                                    162,792.274           17.20          2,800,027
    Band 2                                                    519,161.211           16.69          8,664,801
    Band 3                                                     39,620.556           15.83            627,193
    Band 4                                                    657,453.196           16.10         10,584,996
    Band 5                                                    257,123.095           15.91          4,090,828
    Band 6                                                  7,860,941.105           15.74        123,731,213
    Band 7                                                  8,871,898.547           15.55        137,958,022
    Band 8                                                  3,967,467.852           15.39         61,059,330
    Band 9                                                  1,702,970.732           15.20         25,885,155
    Band 10                                                 1,848,566.742           15.09         27,894,872
    Band 11                                                 6,180,280.792           15.02         92,827,817
    Band 12                                                 1,358,557.118           14.86         20,188,159
    Band 13                                                 5,614,607.321           14.75         82,815,458
    Band 14                                                 5,640,001.421           14.52         81,892,821
    Band 15                                                    50,238.046           14.46            726,442
    Band 16                                                   232,020.966           14.24          3,303,979
    Band 17                                                   735,334.662           14.13         10,390,279
    Band 18                                                   127,143.104           14.03          1,783,818
    Band 19                                                   298,952.519           13.81          4,128,534
    Band 20                                                   953,624.187           14.68         13,999,203
    Band 21                                                   247,661.980           14.35          3,553,949
    Band 24                                                    13,258.961           18.00            238,661
    Band 25                                                    65,738.231           16.95          1,114,263
    Band 26                                                   172,805.609           16.82          2,906,590
    Band 27                                                    70,424.585           16.08          1,132,427
    Band 28                                                    18,414.889           15.71            289,298
    Band 29                                                   650,408.544           15.60         10,146,373
    Band 30                                                   187,369.734           14.90          2,791,809
    Band 31                                                   298,916.863           14.57          4,355,219
    Band 32                                                   111,894.149           13.94          1,559,804
    Band 33                                                    56,073.775           13.52            758,117
    Band 34                                                    47,009.497           13.22            621,466

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Liquid Assets (Service Class) (continued)
    Band 35                                                    23,814.939         $ 17.34          $ 412,951
    Band 36                                                     1,753.842           16.82             29,500
    Band 38                                                    33,868.904            9.99            338,350
    Band 39                                                     1,668.190            9.98             16,649
    Band 42                                                    16,707.932            9.96            166,411
    Band 43                                                       522.213            9.95              5,196
                                                       -------------------                 ------------------
                                                           49,098,203.544                      $ 745,808,928
                                                       ===================                 ==================
ING Liquid Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    186,420.284          $ 9.91        $ 1,847,425
    Band 7                                                      9,973.981            9.90             98,742
    Band 8                                                        215.748            9.89              2,134
    Band 10                                                    16,707.243            9.88            165,068
    Band 12                                                   138,372.345            9.86          1,364,351
    Band 20                                                   138,055.719            9.85          1,359,849
                                                       -------------------                 ------------------
                                                              489,745.320                        $ 4,837,569
                                                       ===================                 ==================
ING Marsico Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                     12,413.492         $ 14.42          $ 179,003
    Band 2                                                    325,663.376           14.20          4,624,420
    Band 3                                                      8,537.409           13.81            117,902
    Band 4                                                    500,524.385           13.92          6,967,299
    Band 5                                                    493,864.882           13.87          6,849,906
    Band 6                                                 11,921,200.160           13.76        164,035,714
    Band 7                                                  6,824,703.327           13.71         93,566,683
    Band 8                                                  7,363,429.072           13.60        100,142,635
    Band 9                                                  2,163,883.591           13.55         29,320,623
    Band 10                                                 1,979,403.765           13.49         26,702,157
    Band 11                                                10,340,318.548           13.44        138,973,881
    Band 12                                                 1,718,678.370           13.39         23,013,103
    Band 13                                                 5,319,924.615           13.34         70,967,794
    Band 14                                                 5,372,714.171           13.23         71,081,008
    Band 15                                                     7,966.475           13.18            104,998
    Band 16                                                   147,726.038           13.07          1,930,779
    Band 17                                                   845,398.531           13.02         11,007,089
    Band 18                                                   106,575.985           12.97          1,382,291
    Band 19                                                   280,718.299           12.87          3,612,845
    Band 20                                                 1,329,455.018           13.28         17,655,163
    Band 21                                                   339,228.939           13.13          4,454,076
    Band 24                                                       808.345           14.76             11,931
    Band 25                                                   155,586.977           14.31          2,226,450
                                                       -------------------                 ------------------
                                                           57,558,723.770                      $ 778,927,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Marsico Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    117,513.167         $ 12.79        $ 1,502,993
    Band 7                                                      6,764.238           12.78             86,447
    Band 10                                                    34,151.241           12.74            435,087
    Band 11                                                     1,617.073           12.73             20,585
    Band 12                                                   108,523.535           12.73          1,381,505
    Band 20                                                   385,405.470           12.71          4,898,504
                                                       -------------------                 ------------------
                                                              653,974.724                        $ 8,325,121
                                                       ===================                 ==================
ING Mercury Focus Value (Service Class)
Contracts in accumulation period:
    Band 2                                                         63.224         $ 10.90              $ 689
    Band 3                                                        400.078           10.84              4,337
    Band 4                                                      5,350.813           10.86             58,110
    Band 5                                                      8,396.632           10.85             91,103
    Band 6                                                    289,419.207           10.83          3,134,410
    Band 7                                                    392,802.152           10.82          4,250,119
    Band 8                                                     78,050.210           10.80            842,942
    Band 9                                                     24,096.214           10.79            259,998
    Band 10                                                   128,265.325           10.79          1,383,983
    Band 11                                                   178,758.572           10.78          1,927,017
    Band 12                                                   122,619.021           10.77          1,320,607
    Band 13                                                   206,042.645           10.76          2,217,019
    Band 14                                                   419,552.498           10.74          4,505,994
    Band 15                                                       328.044           10.73              3,520
    Band 16                                                     8,598.898           10.71             92,094
    Band 17                                                    99,429.694           10.70          1,063,898
    Band 18                                                   116,975.420           10.69          1,250,467
    Band 19                                                    48,503.780           10.68            518,020
    Band 20                                                   281,611.158           10.75          3,027,320
    Band 21                                                    18,966.487           10.72            203,321
    Band 25                                                     3,001.806           10.92             32,780
                                                       -------------------                 ------------------
                                                            2,431,231.878                       $ 26,187,748
                                                       ===================                 ==================
ING Mercury Focus Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      9,360.692         $ 13.15          $ 123,093
    Band 10                                                     1,782.325           13.10             23,348
    Band 11                                                     1,103.693           13.10             14,458
    Band 12                                                    19,077.186           13.09            249,720
    Band 20                                                    30,187.164           13.07            394,546
                                                       -------------------                 ------------------
                                                               61,511.060                          $ 805,165
                                                       ===================                 ==================
ING Mercury Fundamental Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,263.411         $ 10.05           $ 12,697
    Band 5                                                     10,243.121           10.00            102,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value      Extended Value
------------------------------------------------------   ------------------- --------------  -----------------
ING Mercury Fundamental Growth (Service Class)
    (continued)
    Band 6                                                      158,395.960         $ 9.98        $ 1,580,792
    Band 7                                                      237,787.205           9.97          2,370,738
    Band 8                                                       30,926.329           9.96            308,026
    Band 9                                                        4,515.384           9.95             44,928
    Band 10                                                     161,256.140           9.94          1,602,886
    Band 11                                                     113,463.033           9.93          1,126,688
    Band 12                                                     120,270.800           9.92          1,193,086
    Band 13                                                     111,582.449           9.92          1,106,898
    Band 14                                                     199,717.108           9.90          1,977,199
    Band 16                                                       1,085.701           9.87             10,716
    Band 17                                                      38,135.085           9.86            376,012
    Band 18                                                       1,932.030           9.86             19,050
    Band 19                                                      11,988.726           9.84            117,969
    Band 20                                                     145,460.092           9.91          1,441,510
    Band 21                                                      23,790.830           9.88            235,053
    Band 25                                                         562.517          10.07              5,665
                                                         -------------------                 -----------------
                                                              1,372,375.921                      $ 13,632,344
                                                         ===================                 =================
ING Mercury Fundamental Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       15,559.636        $ 11.81          $ 183,759
    Band 10                                                       2,610.804          11.77             30,729
    Band 12                                                      35,198.614          11.75            413,584
    Band 20                                                      19,376.875          11.74            227,485
                                                         -------------------                 -----------------
                                                                 72,745.929                         $ 855,557
                                                         ===================                 =================
ING MFS(R) Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                        2,845.649        $ 22.89           $ 65,137
Contracts in accumulation period:
    Band 1                                                       24,114.922          23.32            562,360
    Band 2                                                      583,730.685          22.89         13,361,595
    Band 3                                                        9,154.495          22.15            202,772
    Band 4                                                      288,001.815          22.36          6,439,721
    Band 5                                                      288,977.564          22.26          6,432,641
    Band 6                                                    5,259,347.829          22.02        115,810,839
    Band 7                                                    3,776,333.921          21.95         82,890,530
    Band 8                                                    3,416,000.324          21.75         74,298,007
    Band 9                                                      975,307.278          21.64         21,105,649
    Band 10                                                   1,153,663.407          21.54         24,849,910
    Band 11                                                   4,377,953.771          21.44         93,863,329
    Band 12                                                   1,057,927.231          21.34         22,576,167
    Band 13                                                   2,586,393.026          21.24         54,934,988
    Band 14                                                   3,633,580.719          21.04         76,450,538
    Band 15                                                       2,196.211          20.94             45,989
    Band 16                                                      80,454.311          20.75          1,669,427
    Band 17                                                     527,276.404          20.65         10,888,258

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Mid-Cap Growth (Service Class)
    (continued)
    Band 18                                                    83,428.207         $ 20.55        $ 1,714,450
    Band 19                                                   153,095.775           20.36          3,117,030
    Band 20                                                   821,081.229           21.14         17,357,657
    Band 21                                                   164,911.533           20.85          3,438,405
    Band 22                                                     2,253.420           22.36             50,386
    Band 23                                                    19,131.647           22.02            421,279
    Band 24                                                        52.657           23.98              1,263
    Band 25                                                    85,630.292           23.11          1,978,916
                                                       -------------------                 ------------------
                                                           29,372,844.322                      $ 634,527,243
                                                       ===================                 ==================
ING MFS(R) Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    150,862.997         $ 13.39        $ 2,020,056
    Band 7                                                      6,841.632           13.38             91,541
    Band 8                                                        675.744           13.36              9,028
    Band 10                                                    30,839.553           13.34            411,400
    Band 11                                                     1,365.357           13.33             18,200
    Band 12                                                   132,880.685           13.32          1,769,971
    Band 20                                                   398,656.670           13.31          5,306,120
                                                       -------------------                 ------------------
                                                              722,122.638                        $ 9,626,316
                                                       ===================                 ==================
ING MFS(R) Research (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,195.183         $ 19.66           $ 82,477
    Band 2                                                    131,156.986           19.29          2,530,018
    Band 3                                                     10,445.264           18.67            195,013
    Band 4                                                    349,602.864           18.85          6,590,014
    Band 5                                                    183,827.819           18.76          3,448,610
    Band 6                                                  5,400,160.744           18.60        100,442,990
    Band 7                                                  2,782,103.594           18.50         51,468,916
    Band 8                                                  4,358,135.928           18.33         79,884,632
    Band 9                                                    726,673.466           18.24         13,254,524
    Band 10                                                   933,001.015           18.16         16,943,298
    Band 11                                                 5,236,618.377           18.07         94,625,694
    Band 12                                                   941,140.362           17.99         16,931,115
    Band 13                                                 2,135,320.839           17.91         38,243,596
    Band 14                                                 2,339,603.896           17.74         41,504,573
    Band 15                                                    12,027.645           17.65            212,288
    Band 16                                                    51,557.715           17.49            901,744
    Band 17                                                   360,252.995           17.41          6,272,005
    Band 18                                                    60,269.726           17.32          1,043,872
    Band 19                                                   108,670.551           17.16          1,864,787
    Band 20                                                   600,565.765           17.82         10,702,082
    Band 21                                                   159,402.159           17.57          2,800,696
    Band 22                                                     1,443.461           18.85             27,209
    Band 23                                                    25,280.133           18.60            470,210
    Band 25                                                    73,031.577           19.48          1,422,655

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Research (Service Class)
    Band 26                                                    18,072.908         $ 19.38          $ 350,253
    Band 27                                                     7,463.487           18.85            140,687
    Band 28                                                     7,496.346           18.59            139,357
    Band 29                                                    54,727.064           18.50          1,012,451
    Band 30                                                    37,705.894           17.99            678,329
    Band 31                                                    19,120.878           17.73            339,013
    Band 32                                                     7,553.893           17.26            130,380
    Band 33                                                     1,554.732           16.94             26,337
    Band 34                                                    21,457.513           16.70            358,340
                                                       -------------------                 ------------------
                                                           27,159,640.779                      $ 495,038,165
                                                       ===================                 ==================
ING MFS(R) Research (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     20,423.167         $ 11.92          $ 243,444
    Band 7                                                      2,013.897           11.91             23,986
    Band 10                                                     3,880.538           11.88             46,101
    Band 12                                                    37,952.155           11.86            450,113
    Band 20                                                   100,300.881           11.84          1,187,562
                                                       -------------------                 ------------------
                                                              164,570.638                        $ 1,951,206
                                                       ===================                 ==================
ING MFS(R) Total Return (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,923.343         $ 23.41          $ 115,255
    Band 2                                                    160,507.275           22.98          3,688,457
    Band 3                                                      5,225.289           22.24            116,210
    Band 4                                                    532,865.173           22.45         11,962,823
    Band 5                                                    472,863.609           22.34         10,563,773
    Band 6                                                  9,169,678.516           22.14        203,016,682
    Band 7                                                  6,329,199.518           22.03        139,432,265
    Band 8                                                  5,459,084.420           21.83        119,171,813
    Band 9                                                    932,449.941           21.73         20,262,137
    Band 10                                                 2,396,434.770           21.62         51,810,920
    Band 11                                                 8,577,563.892           21.52        184,589,175
    Band 12                                                 2,736,457.499           21.42         58,614,920
    Band 13                                                 4,841,190.366           21.32        103,214,179
    Band 14                                                 5,601,226.219           21.12        118,297,898
    Band 15                                                    50,139.947           21.02          1,053,942
    Band 16                                                   156,989.404           20.83          3,270,089
    Band 17                                                 1,101,311.238           20.73         22,830,182
    Band 18                                                   244,840.344           20.63          5,051,056
    Band 19                                                   365,772.615           20.44          7,476,392
    Band 20                                                 1,739,275.860           21.22         36,907,434
    Band 21                                                   512,064.285           20.93         10,717,505
    Band 22                                                     3,008.539           22.45             67,542
    Band 23                                                    28,541.470           22.14            631,908
    Band 24                                                       243.729           24.07              5,867
    Band 25                                                   118,902.463           23.19          2,757,348

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units           Unit Value      Extended Value
-------------------------------------------------------  -------------------  -------------- -------------------
ING MFS(R) Total Return (Service Class) (continued)
    Band 26                                                     208,038.658         $ 23.08         $ 4,801,532
    Band 27                                                      99,063.272           22.45           2,223,970
    Band 28                                                      17,473.235           22.13             386,683
    Band 29                                                     316,012.543           22.03           6,961,756
    Band 30                                                     218,258.904           21.42           4,675,106
    Band 31                                                      84,972.202           21.12           1,794,613
    Band 32                                                      99,827.872           20.55           2,051,463
    Band 33                                                      31,971.348           20.17             644,862
    Band 34                                                      38,233.087           19.89             760,456
    Band 35                                                      66,352.404           23.52           1,560,609
    Band 36                                                         231.236           23.09               5,339
    Band 37                                                       3,199.994           22.77              72,864
    Band 38                                                      60,822.620           10.92             664,183
    Band 39                                                      12,607.484           10.91             137,548
    Band 40                                                       2,756.634           10.90              30,047
    Band 41                                                       7,524.075           10.67              80,282
    Band 42                                                         576.866           10.66               6,149
    Band 43                                                      13,639.898           10.66             145,401
                                                         -------------------                 -------------------
                                                             52,822,322.056                     $ 1,142,628,635
                                                         ===================                 ===================
ING MFS(R) Total Return (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      291,540.628         $ 11.53         $ 3,361,463
    Band 7                                                       81,142.335           11.52             934,760
    Band 8                                                       14,110.300           11.51             162,410
    Band 10                                                     112,169.731           11.49           1,288,830
    Band 11                                                      16,674.700           11.48             191,426
    Band 12                                                     262,128.497           11.47           3,006,614
    Band 20                                                     638,182.425           11.46           7,313,571
                                                         -------------------                 -------------------
                                                              1,415,948.616                        $ 16,259,074
                                                         ===================                 ===================
ING PIMCO Core Bond (Service Class)
Contracts in accumulation period:
    Band 1                                                          355.811         $ 13.88             $ 4,939
    Band 2                                                       88,413.140           13.62           1,204,187
    Band 3                                                        4,443.633           13.18              58,567
    Band 4                                                      151,608.550           13.31           2,017,910
    Band 5                                                      374,197.121           13.25           4,958,112
    Band 6                                                    5,300,341.694           13.12          69,540,483
    Band 7                                                    5,813,246.423           13.06          75,920,998
    Band 8                                                    1,936,849.121           12.94          25,062,828
    Band 9                                                      642,676.727           12.88           8,277,676
    Band 10                                                   2,698,621.318           12.82          34,596,325
    Band 11                                                   4,594,825.220           12.76          58,629,970
    Band 12                                                   1,826,461.298           12.70          23,196,058
    Band 13                                                   4,187,287.965           12.64          52,927,320
    Band 14                                                   5,691,679.648           12.52          71,259,829

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING PIMCO Core Bond (Service Class) (continued)
    Band 15                                                    103,986.953         $ 12.46        $ 1,295,677
    Band 16                                                    151,479.733           12.35          1,870,775
    Band 17                                                  1,257,766.011           12.29         15,457,944
    Band 18                                                    276,507.637           12.23          3,381,688
    Band 19                                                    413,995.198           12.11          5,013,482
    Band 20                                                  1,759,463.621           12.58         22,134,052
    Band 21                                                    685,840.908           12.40          8,504,427
    Band 25                                                     83,008.881           13.75          1,141,372
    Band 26                                                    363,092.654           13.68          4,967,108
    Band 27                                                    184,492.488           13.31          2,455,595
    Band 28                                                     69,572.902           13.12            912,796
    Band 29                                                    601,805.708           13.06          7,859,583
    Band 30                                                    418,199.140           12.70          5,311,129
    Band 31                                                    133,052.220           12.52          1,665,814
    Band 32                                                    142,024.891           12.18          1,729,863
    Band 33                                                     61,035.526           11.96            729,985
    Band 34                                                    120,494.718           11.79          1,420,633
    Band 35                                                     22,525.885           13.94            314,011
    Band 36                                                      4,579.292           13.68             62,645
    Band 39                                                      3,244.193           10.27             33,318
    Band 41                                                     12,364.104           10.26            126,856
    Band 42                                                      1,759.601           10.26             18,054
    Band 43                                                      4,246.204           10.25             43,524
                                                         ------------------                 ------------------
                                                            40,185,546.137                      $ 514,105,533
                                                         ==================                 ==================
ING PIMCO Core Bond (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     295,463.137         $ 10.57        $ 3,123,045
    Band 7                                                      52,328.492           10.56            552,589
    Band 8                                                         933.695           10.55              9,850
    Band 10                                                     80,576.576           10.53            848,471
    Band 11                                                      3,795.557           10.53             39,967
    Band 12                                                    449,659.701           10.52          4,730,420
    Band 20                                                    689,813.912           10.50          7,243,046
                                                         ------------------                 ------------------
                                                             1,572,571.070                       $ 16,547,388
                                                         ==================                 ==================
ING Salomon Brothers All Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                      55,087.085         $ 11.89          $ 654,985
    Band 3                                                       1,189.380           11.73             13,951
    Band 4                                                     154,102.989           11.78          1,815,333
    Band 5                                                     435,599.574           11.75          5,118,295
    Band 6                                                   4,509,280.851           11.71         52,803,679
    Band 7                                                   5,817,481.921           11.68         67,948,189
    Band 8                                                   1,646,964.648           11.64         19,170,669
    Band 9                                                     920,674.056           11.61         10,689,026
    Band 10                                                  2,190,114.811           11.59         25,383,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers All Cap (Service Class)
    (continued)
    Band 11                                                 3,873,359.392         $ 11.57       $ 44,814,768
    Band 12                                                 1,788,094.472           11.54         20,634,610
    Band 13                                                 4,017,738.462           11.52         46,284,347
    Band 14                                                 6,915,012.795           11.47         79,315,197
    Band 15                                                    16,669.058           11.45            190,861
    Band 16                                                   204,499.474           11.41          2,333,339
    Band 17                                                 1,444,838.655           11.38         16,442,264
    Band 18                                                   155,281.417           11.36          1,763,997
    Band 19                                                   453,453.338           11.32          5,133,092
    Band 20                                                 1,254,826.819           11.50         14,430,508
    Band 21                                                   403,321.338           11.43          4,609,963
    Band 25                                                    81,938.512           11.94            978,346
    Band 26                                                     5,375.484           11.17             60,044
    Band 27                                                     3,289.583           11.15             36,679
    Band 28                                                     1,536.823           11.15             17,136
    Band 29                                                    17,529.796           11.15            195,457
    Band 30                                                    23,075.287           11.14            257,059
    Band 31                                                    31,514.077           11.13            350,752
    Band 32                                                     5,199.089           11.12             57,814
    Band 33                                                     1,313.247           11.11             14,590
    Band 34                                                     1,722.298           11.11             19,135
    Band 41                                                     1,451.629           11.14             16,171
    Band 43                                                       760.114           11.12              8,452
                                                       -------------------                 ------------------
                                                           36,432,296.474                      $ 421,562,139
                                                       ===================                 ==================
ING Salomon Brothers All Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     97,126.612         $ 13.04        $ 1,266,531
    Band 7                                                      3,485.254           13.03             45,413
    Band 10                                                    37,941.758           13.00            493,243
    Band 11                                                     2,125.747           12.99             27,613
    Band 12                                                    99,621.513           12.98          1,293,087
    Band 20                                                   231,383.423           12.96          2,998,729
                                                       -------------------                 ------------------
                                                              471,684.307                        $ 6,124,616
                                                       ===================                 ==================
ING Salomon Brothers Investors (Service Class)
Contracts in accumulation period:
    Band 2                                                      6,731.001         $ 10.61           $ 71,416
    Band 3                                                      1,831.313           10.47             19,174
    Band 4                                                     30,612.707           10.51            321,740
    Band 5                                                    229,199.620           10.49          2,404,304
    Band 6                                                  1,526,538.498           10.45         15,952,327
    Band 7                                                  2,052,076.504           10.42         21,382,637
    Band 8                                                    565,048.228           10.38          5,865,201
    Band 9                                                    292,658.937           10.36          3,031,947
    Band 10                                                 1,081,823.946           10.34         11,186,060
    Band 11                                                 1,438,353.754           10.32         14,843,811

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value     Extended Value
-----------------------------------------------------------  ------------------- --------------- -----------------
ING Salomon Brothers Investors (Service Class)
    (continued)
    Band 12                                                         670,124.126         $ 10.30       $ 6,902,279
    Band 13                                                       1,251,944.412           10.28        12,869,989
    Band 14                                                       2,432,122.256           10.24        24,904,932
    Band 15                                                           6,273.965           10.22            64,120
    Band 16                                                          46,269.899           10.18           471,028
    Band 17                                                         474,812.466           10.16         4,824,095
    Band 18                                                          46,479.523           10.14           471,302
    Band 19                                                         226,875.329           10.10         2,291,441
    Band 20                                                         521,864.659           10.26         5,354,331
    Band 21                                                         200,600.561           10.20         2,046,126
    Band 25                                                          59,643.502           10.65           635,203
    Band 26                                                           3,928.793           11.13            43,727
    Band 29                                                           8,574.500           11.11            95,263
    Band 30                                                           5,270.650           11.10            58,504
    Band 31                                                           1,115.550           11.09            12,371
    Band 32                                                           2,650.175           11.08            29,364
    Band 41                                                           1,472.850           11.10            16,349
                                                             -------------------                 -----------------
                                                                 13,184,897.724                     $ 136,169,041
                                                             ===================                 =================
ING Salomon Brothers Investors (Advisor Class)
Contracts in accumulation period:
    Band 6                                                           14,636.661         $ 12.61         $ 184,568
    Band 7                                                              673.770           12.61             8,496
    Band 10                                                          11,083.785           12.57           139,323
    Band 12                                                           9,030.087           12.55           113,328
    Band 20                                                          45,348.880           12.54           568,675
                                                             -------------------                 -----------------
                                                                     80,773.183                       $ 1,014,390
                                                             ===================                 =================
ING T. Rowe Price Capital Appreciation (Service Class)
Currently payable annuity contracts:
    Band 1                                                              299.576         $ 37.73          $ 11,303
    Band 2                                                           15,272.792           36.61           559,137
Contracts in accumulation period:
    Band 1                                                           39,467.370           37.73         1,489,104
    Band 2                                                          955,310.348           36.61        34,973,912
    Band 3                                                           19,381.379           34.73           673,115
    Band 4                                                          385,165.668           35.31        13,600,200
    Band 5                                                          334,523.422           35.00        11,708,320
    Band 6                                                        6,071,997.442           34.52       209,605,352
    Band 7                                                        5,743,180.850           34.21       196,474,217
    Band 8                                                        3,717,807.461           33.75       125,476,002
    Band 9                                                          662,357.870           33.45        22,155,871
    Band 10                                                       1,938,760.406           33.19        64,347,458
    Band 11                                                       5,299,315.016           32.94       174,559,437
    Band 12                                                       2,065,649.096           32.69        67,526,069
    Band 13                                                       4,498,233.874           32.45       145,967,689
    Band 14                                                       5,130,779.670           31.96       163,979,718

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value      Extended Value
-----------------------------------------------------------  -------------------  -------------- -------------------
ING T. Rowe Price Capital Appreciation (Service Class)
    (continued)
    Band 15                                                          16,339.256         $ 31.72           $ 518,281
    Band 16                                                         163,215.122           31.24           5,098,840
    Band 17                                                         998,381.235           31.00          30,949,818
    Band 18                                                         261,019.278           30.76           8,028,953
    Band 19                                                         322,552.465           30.30           9,773,340
    Band 20                                                       1,921,554.605           32.20          61,874,058
    Band 21                                                         415,984.259           31.47          13,091,025
    Band 25                                                          93,939.230           37.17           3,491,721
                                                             -------------------                 -------------------
                                                                 41,070,487.690                     $ 1,365,932,940
                                                             ===================                 ===================
ING T. Rowe Price Capital Appreciation (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          261,452.013         $ 12.33         $ 3,223,703
    Band 7                                                              918.084           12.32              11,311
    Band 10                                                          63,625.291           12.29             781,955
    Band 11                                                           5,308.384           12.28              65,187
    Band 12                                                         511,448.878           12.27           6,275,478
    Band 20                                                         803,419.270           12.26           9,849,920
                                                             -------------------                 -------------------
                                                                  1,646,171.920                        $ 20,207,554
                                                             ===================                 ===================
ING T. Rowe Price Equity Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                              637.534         $ 27.59            $ 17,590
    Band 2                                                           20,499.959           26.77             548,784
Contracts in accumulation period:
    Band 1                                                          105,492.663           27.59           2,910,542
    Band 2                                                        1,778,558.657           26.77          47,612,015
    Band 3                                                           27,394.545           25.39             695,548
    Band 4                                                          202,280.612           25.82           5,222,885
    Band 5                                                          247,853.042           25.59           6,342,559
    Band 6                                                        3,283,741.121           25.24          82,881,626
    Band 7                                                        3,297,899.665           25.02          82,513,450
    Band 8                                                        2,135,369.224           24.68          52,700,912
    Band 9                                                          372,503.837           24.46           9,111,444
    Band 10                                                       1,543,749.106           24.27          37,466,791
    Band 11                                                       3,460,523.283           24.09          83,364,006
    Band 12                                                       1,278,746.532           23.91          30,574,830
    Band 13                                                       2,387,634.961           23.73          56,658,578
    Band 14                                                       3,453,723.983           23.37          80,713,529
    Band 15                                                           3,252.879           23.19              75,434
    Band 16                                                          94,964.731           22.84           2,168,994
    Band 17                                                         860,124.691           22.67          19,499,027
    Band 18                                                         138,972.740           22.50           3,126,887
    Band 19                                                         199,468.046           22.16           4,420,212
    Band 20                                                       1,089,873.819           23.55          25,666,528
    Band 21                                                         336,482.622           23.02           7,745,830
    Band 24                                                             875.252           28.87              25,269
    Band 25                                                          70,274.064           27.18           1,910,049
                                                             -------------------                 -------------------
                                                                 26,390,897.568                       $ 643,973,319
                                                             ===================                 ===================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING T. Rowe Price Equity Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    170,838.793         $ 12.12        $ 2,070,566
    Band 8                                                        638.354           12.10              7,724
    Band 10                                                    80,596.716           12.08            973,608
    Band 11                                                    15,526.382           12.07            187,403
    Band 12                                                   208,905.331           12.07          2,521,487
    Band 20                                                   419,878.778           12.05          5,059,539
                                                       -------------------                 ------------------
                                                              896,384.354                       $ 10,820,327
                                                       ===================                 ==================
ING UBS U.S. Balanced (Service Class)
Contracts in accumulation period:
    Band 2                                                     19,418.215          $ 8.56          $ 166,220
    Band 4                                                     36,073.593            8.49            306,265
    Band 5                                                     75,420.397            8.48            639,565
    Band 6                                                    870,956.832            8.45          7,359,585
    Band 7                                                  1,411,580.029            8.44         11,913,735
    Band 8                                                    284,097.833            8.41          2,389,263
    Band 9                                                    190,068.560            8.40          1,596,576
    Band 10                                                   434,716.461            8.38          3,642,924
    Band 11                                                   699,233.355            8.37          5,852,583
    Band 12                                                   529,915.740            8.35          4,424,796
    Band 13                                                 1,112,007.575            8.34          9,274,143
    Band 14                                                 1,599,133.419            8.31         13,288,799
    Band 16                                                    40,434.869            8.27            334,396
    Band 17                                                   294,926.596            8.26          2,436,094
    Band 18                                                    49,854.470            8.24            410,801
    Band 19                                                    84,959.144            8.22            698,364
    Band 20                                                   314,295.597            8.33          2,618,082
    Band 21                                                   138,004.836            8.29          1,144,060
    Band 25                                                    21,013.896            8.59            180,509
                                                       -------------------                 ------------------
                                                            8,206,111.417                       $ 68,676,760
                                                       ===================                 ==================
ING UBS U.S. Balanced (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     25,905.066         $ 11.37          $ 294,541
    Band 8                                                     16,683.142           11.36            189,520
    Band 10                                                     1,354.158           11.35             15,370
    Band 11                                                    11,180.942           11.34            126,792
    Band 12                                                     6,652.773           11.34             75,442
    Band 20                                                    23,107.219           11.33            261,805
                                                       -------------------                 ------------------
                                                               84,883.300                          $ 963,470
                                                       ===================                 ==================
ING Van Kampen Equity Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      8,199.792          $ 9.60           $ 78,718
    Band 3                                                      3,340.664            9.54             31,870
    Band 4                                                      3,797.513            9.56             36,304

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Equity Growth (Service Class)
    (continued)
    Band 5                                                      29,136.485          $ 9.55          $ 278,253
    Band 6                                                     349,932.652            9.54          3,338,358
    Band 7                                                     566,447.758            9.53          5,398,247
    Band 8                                                     122,975.284            9.51          1,169,495
    Band 9                                                      47,310.608            9.50            449,451
    Band 10                                                    186,267.820            9.50          1,769,544
    Band 11                                                    279,599.490            9.49          2,653,399
    Band 12                                                    230,006.004            9.48          2,180,457
    Band 13                                                    423,090.583            9.47          4,006,668
    Band 14                                                    455,787.310            9.46          4,311,748
    Band 15                                                      1,569.520            9.45             14,832
    Band 16                                                      5,114.852            9.43             48,233
    Band 17                                                    138,420.470            9.42          1,303,921
    Band 18                                                     11,021.468            9.42            103,822
    Band 19                                                     38,292.684            9.40            359,951
    Band 20                                                    173,317.670            9.46          1,639,585
    Band 21                                                     69,963.356            9.44            660,454
    Band 25                                                      2,087.670            9.62             20,083
                                                         ------------------                 ------------------
                                                             3,145,679.653                       $ 29,853,393
                                                         ==================                 ==================
ING Van Kampen Equity Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      75,033.905         $ 11.75          $ 881,648
    Band 8                                                         423.090           11.73              4,963
    Band 10                                                     43,598.263           11.71            510,536
    Band 11                                                      1,030.046           11.70             12,052
    Band 12                                                     67,591.567           11.70            790,821
    Band 20                                                    317,595.075           11.68          3,709,510
                                                         ------------------                 ------------------
                                                               505,271.946                        $ 5,909,530
                                                         ==================                 ==================
ING Van Kampen Global Franchise (Service Class)
Contracts in accumulation period:
    Band 1                                                         595.835         $ 11.12            $ 6,626
    Band 2                                                       1,338.768           11.09             14,847
    Band 4                                                       7,436.678           11.04             82,101
    Band 5                                                      48,477.330           11.03            534,705
    Band 6                                                     758,774.048           11.01          8,354,102
    Band 7                                                     885,642.925           11.00          9,742,072
    Band 8                                                     189,265.613           10.98          2,078,136
    Band 9                                                      55,092.384           10.97            604,363
    Band 10                                                    441,247.035           10.97          4,840,480
    Band 11                                                    396,477.240           10.96          4,345,391
    Band 12                                                    242,169.478           10.95          2,651,756
    Band 13                                                    565,301.831           10.94          6,184,402
    Band 14                                                    898,110.290           10.92          9,807,364
    Band 15                                                      4,279.501           10.91             46,689
    Band 16                                                     14,218.047           10.89            154,835

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Global Franchise (Service Class)
    (continued)
    Band 17                                                      200,135.249         $ 10.88        $ 2,177,472
    Band 18                                                       18,944.794           10.87            205,930
    Band 19                                                      104,915.850           10.85          1,138,337
    Band 20                                                      360,519.247           10.93          3,940,475
    Band 21                                                       92,037.930           10.90          1,003,213
    Band 25                                                       10,213.007           11.11            113,467
                                                           ------------------                 ------------------
                                                               5,295,193.080                       $ 58,026,763
                                                           ==================                 ==================
ING Van Kampen Global Franchise (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       315,603.821         $ 11.82        $ 3,730,437
    Band 7                                                         4,167.287           11.81             49,216
    Band 8                                                           471.518           11.80              5,564
    Band 10                                                       90,627.100           11.78          1,067,587
    Band 11                                                        8,423.022           11.77             99,139
    Band 12                                                      256,082.045           11.77          3,014,086
    Band 20                                                      556,766.660           11.75          6,542,008
                                                           ------------------                 ------------------
                                                               1,232,141.453                       $ 14,508,037
                                                           ==================                 ==================
ING Van Kampen Growth and Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                           306.212         $ 24.37            $ 7,462
    Band 2                                                         4,489.398           23.87            107,162
Contracts in accumulation period:
    Band 1                                                         9,547.725           24.37            232,678
    Band 2                                                       975,926.868           23.87         23,295,374
    Band 3                                                        37,833.964           23.02            870,938
    Band 4                                                       662,030.250           23.29         15,418,685
    Band 5                                                       233,668.197           23.15          5,409,419
    Band 6                                                     5,707,684.458           22.94        130,934,281
    Band 7                                                     2,615,475.143           22.79         59,606,679
    Band 8                                                     6,186,430.645           22.59        139,751,468
    Band 9                                                       456,690.159           22.44         10,248,127
    Band 10                                                    1,070,652.941           22.32         23,896,974
    Band 11                                                    6,539,927.506           22.21        145,251,790
    Band 12                                                      842,518.972           22.09         18,611,244
    Band 13                                                    2,020,012.181           21.98         44,399,868
    Band 14                                                    2,428,851.870           21.75         52,827,528
    Band 15                                                        2,912.826           21.63             63,004
    Band 16                                                       52,462.033           21.41          1,123,212
    Band 17                                                      424,242.467           21.30          9,036,365
    Band 18                                                       93,569.006           21.19          1,982,727
    Band 19                                                      120,772.450           20.97          2,532,598
    Band 20                                                      619,369.129           21.86         13,539,409
    Band 21                                                      233,333.900           21.52          5,021,346
    Band 24                                                           48.633           25.14              1,223
    Band 25                                                       51,534.201           24.12          1,243,005
                                                           ------------------                 ------------------
                                                              31,390,291.134                      $ 705,412,566
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       395,947.902         $ 12.33        $ 4,882,038
    Band 7                                                        10,884.327           12.32            134,095
    Band 8                                                           606.599           12.30              7,461
    Band 10                                                       80,613.916           12.29            990,745
    Band 11                                                        5,873.667           12.28             72,129
    Band 12                                                      455,683.553           12.27          5,591,237
    Band 20                                                    1,010,894.454           12.25         12,383,457
                                                           ------------------                 ------------------
                                                               1,960,504.418                       $ 24,061,162
                                                           ==================                 ==================
ING Van Kampen Real Estate (Service Class)
Currently payable annuity contracts:
    Band 2                                                         2,202.851         $ 40.42           $ 89,039
Contracts in accumulation period:
    Band 1                                                        11,373.349           41.65            473,700
    Band 2                                                       237,418.101           40.42          9,596,440
    Band 3                                                         3,216.218           38.33            123,278
    Band 4                                                        89,474.827           38.97          3,486,834
    Band 5                                                        83,292.947           38.63          3,217,607
    Band 6                                                     1,388,196.264           38.11         52,904,160
    Band 7                                                     1,439,332.079           37.77         54,363,573
    Band 8                                                       740,624.440           37.25         27,588,260
    Band 9                                                       168,123.074           36.92          6,207,104
    Band 10                                                      395,687.378           36.64         14,497,986
    Band 11                                                    1,057,431.626           36.36         38,448,214
    Band 12                                                      398,419.309           36.09         14,378,953
    Band 13                                                      933,789.819           35.82         33,448,351
    Band 14                                                    1,166,069.626           35.28         41,138,936
    Band 15                                                        1,916.570           35.01             67,099
    Band 16                                                       40,492.584           34.48          1,396,184
    Band 17                                                      182,706.935           34.22          6,252,231
    Band 18                                                       34,933.632           33.96          1,186,346
    Band 19                                                       88,514.107           33.44          2,959,912
    Band 20                                                      462,356.093           35.55         16,436,759
    Band 21                                                       58,411.800           34.74          2,029,226
    Band 24                                                           73.307           43.58              3,195
    Band 25                                                       15,508.418           41.04            636,465
                                                           ------------------                 ------------------
                                                               8,999,565.354                      $ 330,929,852
                                                           ==================                 ==================
ING Van Kampen Real Estate (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       100,982.121         $ 13.03        $ 1,315,797
    Band 7                                                         9,624.021           13.03            125,401
    Band 8                                                           103.812           13.01              1,351
    Band 10                                                       21,398.766           12.99            277,970
    Band 11                                                        1,999.995           12.98             25,960
    Band 12                                                       96,185.676           12.97          1,247,528
    Band 20                                                      250,986.083           12.96          3,252,780
                                                           ------------------                 ------------------
                                                                 481,280.474                        $ 6,246,787
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alger Aggressive Growth
Contracts in accumulation period:
    Band 35                                                    32,473.033          $ 9.85          $ 319,859
    Band 36                                                     1,720.680            9.81             16,880
    Band 37                                                       439.360            9.78              4,297
    Band 38                                                    17,687.873           12.04            212,962
    Band 40                                                       225.306           12.02              2,708
                                                       -------------------                 ------------------
                                                               52,546.252                          $ 556,706
                                                       ===================                 ==================
ING Alger Growth
Contracts in accumulation period:
    Band 35                                                    12,632.668          $ 8.74          $ 110,410
    Band 38                                                     2,727.469           11.67             31,830
                                                       -------------------                 ------------------
                                                               15,360.137                          $ 142,240
                                                       ===================                 ==================
ING American Century Small Cap Value
Contracts in accumulation period:
    Band 35                                                    11,451.377         $ 10.91          $ 124,935
    Band 36                                                       864.257           10.87              9,394
    Band 38                                                     1,838.821           11.83             21,753
    Band 39                                                       494.580           11.82              5,846
                                                       -------------------                 ------------------
                                                               14,649.035                          $ 161,928
                                                       ===================                 ==================
ING Baron Small Cap Growth
Contracts in accumulation period:
    Band 35                                                    53,076.221         $ 11.54          $ 612,500
    Band 36                                                    12,488.360           11.51            143,741
    Band 37                                                       500.512           11.48              5,746
    Band 38                                                    15,935.593           11.49            183,100
    Band 39                                                     6,976.950           11.48             80,095
    Band 40                                                       238.520           11.48              2,738
                                                       -------------------                 ------------------
                                                               89,216.156                        $ 1,027,920
                                                       ===================                 ==================
ING JPMorgan Fleming International
Contracts in accumulation period:
    Band 4                                                        332.039         $ 11.88            $ 3,945
    Band 5                                                      5,700.502           11.88             67,722
    Band 6                                                     75,921.700           11.87            901,191
    Band 7                                                     63,194.042           11.87            750,113
    Band 8                                                     11,752.929           11.87            139,507
    Band 9                                                      7,836.535           11.87             93,020
    Band 10                                                    56,919.099           11.86            675,061
    Band 11                                                    32,413.717           11.86            384,427
    Band 12                                                    21,504.406           11.86            255,042
    Band 13                                                    80,497.006           11.86            954,694
    Band 14                                                    85,474.640           11.85          1,012,874
    Band 15                                                     8,655.374           11.85            102,566
    Band 16                                                     3,444.061           11.85             40,812

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming International (continued)
    Band 17                                                    22,489.212         $ 11.85          $ 266,497
    Band 18                                                       325.968           11.84              3,859
    Band 19                                                    35,164.472           11.84            416,347
    Band 20                                                    58,637.751           11.86            695,444
    Band 21                                                    13,820.993           11.85            163,779
    Band 26                                                    14,886.284           11.89            176,998
    Band 27                                                        22.823           11.88                271
    Band 29                                                    14,760.927           11.87            175,212
    Band 30                                                     4,253.916           11.86             50,451
    Band 31                                                    18,821.706           11.85            223,037
    Band 32                                                     4,218.068           11.84             49,942
    Band 33                                                     4,637.378           11.83             54,860
    Band 34                                                     3,658.856           11.83             43,284
    Band 35                                                    21,669.455           10.46            226,663
    Band 36                                                       707.559           10.42              7,373
    Band 38                                                     6,943.293           12.24             84,986
                                                       -------------------                 ------------------
                                                              678,664.711                        $ 8,019,977
                                                       ===================                 ==================
ING JPMorgan Mid Cap Value
Contracts in accumulation period:
    Band 4                                                      1,196.777         $ 10.99           $ 13,153
    Band 9                                                     19,125.860           11.71            223,964
    Band 13                                                    11,472.604           11.67            133,885
    Band 15                                                    37,877.284           11.64            440,892
    Band 26                                                    48,704.169           11.84            576,657
    Band 27                                                    24,324.910           11.78            286,547
    Band 28                                                     4,934.658           11.75             57,982
    Band 29                                                   108,852.703           11.74          1,277,931
    Band 30                                                    64,770.418           11.68            756,518
    Band 31                                                    82,437.201           11.65            960,393
    Band 32                                                    34,572.554           11.59            400,696
    Band 33                                                    29,210.435           11.55            337,381
    Band 34                                                    38,561.767           11.52            444,232
    Band 35                                                    13,543.221           11.88            160,893
    Band 36                                                     1,977.398           11.84             23,412
    Band 38                                                     1,330.848           11.44             15,225
    Band 39                                                     2,830.298           11.43             32,350
    Band 41                                                       290.811           10.97              3,190
    Band 43                                                       493.927           10.95              5,409
                                                       -------------------                 ------------------
                                                              526,507.843                        $ 6,150,710
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Initial Class)
Contracts in accumulation period:
    Band 4                                                      2,192.243         $ 10.73           $ 23,523
    Band 9                                                     19,794.105            7.71            152,613
    Band 13                                                    18,605.108            7.67            142,701
    Band 15                                                    25,223.963            7.64            192,711

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Capital Opportunities (Initial Class)
    (continued)
    Band 26                                                    40,717.366          $ 7.83          $ 318,817
    Band 27                                                    27,741.824            7.78            215,831
    Band 28                                                    16,464.929            7.75            127,603
    Band 29                                                    82,473.322            7.74            638,344
    Band 30                                                    45,229.330            7.68            347,361
    Band 31                                                    57,505.036            7.65            439,914
    Band 32                                                    32,730.098            7.59            248,421
    Band 33                                                    10,558.559            7.56             79,823
    Band 34                                                     8,193.794            7.53             61,699
    Band 41                                                     1,814.889           10.71             19,437
                                                       -------------------                 ------------------
                                                              389,244.566                        $ 3,008,798
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Service Class)
Contracts in accumulation period:
    Band 35                                                    35,845.772          $ 8.69          $ 311,500
    Band 38                                                     7,006.084           11.29             79,099
                                                       -------------------                 ------------------
                                                               42,851.856                          $ 390,599
                                                       ===================                 ==================
ING MFS(R) Global Growth
Contracts in accumulation period:
    Band 9                                                      9,449.741         $ 10.77          $ 101,774
    Band 13                                                     1,218.695           10.73             13,077
    Band 15                                                       678.047           10.70              7,255
    Band 26                                                    28,048.722           10.89            305,451
    Band 27                                                    15,200.868           10.83            164,625
    Band 28                                                     2,345.341           10.80             25,330
    Band 29                                                    30,149.209           10.79            325,310
    Band 30                                                    16,831.002           10.74            180,765
    Band 31                                                    16,759.743           10.71            179,497
    Band 32                                                     8,222.724           10.66             87,654
    Band 33                                                     8,847.693           10.62             93,963
    Band 34                                                     2,158.087           10.60             22,876
    Band 35                                                     3,128.061           10.92             34,158
    Band 36                                                     1,761.405           10.89             19,182
    Band 39                                                     2,102.402           11.89             24,998
                                                       -------------------                 ------------------
                                                              146,901.740                        $ 1,585,915
                                                       ===================                 ==================
ING MFS(R) Research Equity
Contracts in accumulation period:
    Band 35                                                     7,244.971          $ 9.08           $ 65,784
    Band 37                                                     2,041.391            9.02             18,413
    Band 38                                                       376.278           11.25              4,233
    Band 40                                                       730.798           11.23              8,207
                                                       -------------------                 ------------------
                                                               10,393.438                           $ 96,637
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING OpCap Balanced Value
Contracts in accumulation period:
    Band 35                                                    36,432.370         $ 10.08          $ 367,238
    Band 38                                                     1,063.351           11.28             11,995
    Band 39                                                     2,526.673           11.27             28,476
                                                       -------------------                 ------------------
                                                               40,022.394                          $ 407,709
                                                       ===================                 ==================
ING PIMCO Total Return
Contracts in accumulation period:
    Band 35                                                   131,991.443         $ 11.11        $ 1,466,425
    Band 36                                                     3,443.409           11.07             38,119
    Band 37                                                     1,150.566           11.04             12,702
    Band 38                                                     8,451.141           10.23             86,455
    Band 39                                                    28,461.298           10.22            290,874
    Band 40                                                     2,303.295           10.21             23,517
                                                       -------------------                 ------------------
                                                              175,801.152                        $ 1,918,092
                                                       ===================                 ==================
ING Salomon Brothers Aggressive Growth
Contracts in accumulation period:
    Band 2                                                      1,174.990         $ 10.83           $ 12,725
    Band 4                                                      1,411.288           10.82             15,270
    Band 5                                                      8,542.667           10.82             92,432
    Band 6                                                    100,971.470           10.82          1,092,511
    Band 7                                                    174,679.678           10.81          1,888,287
    Band 8                                                     16,859.606           10.81            182,252
    Band 9                                                     10,182.408           10.81            110,072
    Band 10                                                    94,035.935           10.81          1,016,528
    Band 11                                                    96,652.904           10.80          1,043,851
    Band 12                                                    45,661.802           10.80            493,147
    Band 13                                                   147,756.704           10.80          1,595,772
    Band 14                                                   290,892.127           10.80          3,141,635
    Band 15                                                     5,104.678           10.79             55,079
    Band 16                                                     1,222.547           10.79             13,191
    Band 17                                                   109,745.462           10.79          1,184,154
    Band 18                                                     5,179.363           10.79             55,885
    Band 19                                                    18,267.584           10.78            196,925
    Band 20                                                    95,577.544           10.80          1,032,237
    Band 21                                                     7,732.941           10.79             83,438
    Band 26                                                       856.200           10.83              9,273
    Band 27                                                     4,646.802           10.82             50,278
    Band 29                                                    17,348.734           10.81            187,540
    Band 30                                                     5,309.474           10.80             57,342
    Band 31                                                       296.881           10.80              3,206
    Band 32                                                     9,088.421           10.79             98,064
    Band 33                                                     3,896.228           10.78             42,001
    Band 34                                                    11,598.037           10.77            124,911
    Band 41                                                       249.257           10.80              2,692
                                                       -------------------                 ------------------
                                                            1,284,941.732                       $ 13,880,698
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
    Band 35                                                    44,075.147         $ 10.35          $ 456,178
    Band 36                                                       124.312           10.31              1,282
    Band 38                                                    11,590.501           11.85            137,347
    Band 40                                                       474.840           11.84              5,622
                                                       -------------------                 ------------------
                                                               56,264.800                          $ 600,429
                                                       ===================                 ==================
ING Salomon Brothers Investors Value
Contracts in accumulation period:
    Band 35                                                    32,121.941          $ 9.92          $ 318,650
    Band 37                                                     1,096.632            9.85             10,802
    Band 38                                                     2,219.589           11.62             25,792
    Band 39                                                       613.570           11.61              7,124
                                                       -------------------                 ------------------
                                                               36,051.732                          $ 362,368
                                                       ===================                 ==================
ING T. Rowe Price Growth Equity
Contracts in accumulation period:
    Band 35                                                   173,019.006          $ 9.75        $ 1,686,935
    Band 36                                                    20,177.812            9.71            195,927
    Band 37                                                     1,595.364            9.68             15,443
    Band 38                                                    23,820.839           11.51            274,178
    Band 39                                                    10,629.925           11.50            122,244
                                                       -------------------                 ------------------
                                                              229,242.946                        $ 2,294,727
                                                       ===================                 ==================
ING UBS Tactical Asset Allocation
Contracts in accumulation period:
    Band 35                                                     7,594.110          $ 9.50           $ 72,144
    Band 38                                                       758.436           11.48              8,707
    Band 40                                                       732.158           11.46              8,391
                                                       -------------------                 ------------------
                                                                9,084.704                           $ 89,242
                                                       ===================                 ==================
ING Van Kampen Comstock
Contracts in accumulation period:
    Band 4                                                      2,114.507         $ 11.10           $ 23,471
    Band 6                                                    529,612.798           10.61          5,619,192
    Band 7                                                     24,037.533           10.60            254,798
    Band 9                                                     43,374.669           10.58            458,904
    Band 10                                                   130,443.061           10.57          1,378,783
    Band 11                                                     8,548.697           10.56             90,274
    Band 12                                                   516,050.320           10.55          5,444,331
    Band 13                                                    19,928.733           10.54            210,049
    Band 15                                                    33,230.631           10.51            349,254
    Band 20                                                 1,575,806.365           10.53         16,593,241
    Band 26                                                    76,872.836           10.69            821,771
    Band 27                                                    60,550.929           10.64            644,262
    Band 28                                                     6,130.318           10.61             65,043
    Band 29                                                   104,171.408           10.60          1,104,217

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Van Kampen Comstock (continued)
    Band 30                                                    73,478.728         $ 10.55          $ 775,201
    Band 31                                                    54,491.493           10.52            573,251
    Band 32                                                    34,041.118           10.47            356,411
    Band 33                                                    17,940.911           10.43            187,124
    Band 34                                                    49,362.809           10.41            513,867
    Band 35                                                    89,527.023           10.73            960,625
    Band 36                                                     7,936.984           10.69             84,846
    Band 38                                                    68,494.944           11.58            793,171
    Band 39                                                    24,259.044           11.57            280,677
    Band 41                                                       396.262           11.08              4,391
                                                       -------------------                 ------------------
                                                            3,550,802.121                       $ 37,587,154
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
    Band 6                                                    145,532.393         $ 10.25        $ 1,491,707
    Band 7                                                     24,801.793           10.25            254,218
    Band 9                                                  2,023,884.155           10.24         20,724,574
    Band 10                                                    56,854.261           10.24            582,188
    Band 12                                                    34,785.136           10.23            355,852
    Band 13                                                   588,193.560           10.23          6,017,220
    Band 14                                                    22,657.826           10.23            231,790
    Band 15                                                   569,199.159           10.22          5,817,215
    Band 17                                                    17,037.367           10.21            173,952
    Band 20                                                   104,082.184           10.23          1,064,761
    Band 26                                                 1,905,767.783           10.28         19,591,293
    Band 27                                                   638,397.526           10.26          6,549,959
    Band 28                                                   245,214.304           10.25          2,513,447
    Band 29                                                 6,149,688.510           10.25         63,034,307
    Band 30                                                 2,434,353.625           10.23         24,903,438
    Band 31                                                 2,255,488.657           10.22         23,051,094
    Band 32                                                 2,373,173.261           10.21         24,230,099
    Band 33                                                   725,301.980           10.20          7,398,080
    Band 34                                                   772,157.924           10.19          7,868,289
    Band 35                                                   433,744.773           10.29          4,463,234
    Band 36                                                    31,548.309           10.28            324,317
    Band 38                                                     5,138.559           10.29             52,876
    Band 39                                                    13,751.743           10.28            141,368
                                                       -------------------                 ------------------
                                                           21,570,754.788                      $ 220,835,278
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
    Band 5                                                      2,698.513         $ 10.04           $ 27,093
    Band 6                                                    186,570.428           10.03          1,871,301
    Band 9                                                  1,906,764.350           10.03         19,124,846
    Band 10                                                    25,108.969           10.03            251,843
    Band 12                                                    49,223.805           10.02            493,223
    Band 13                                                   495,513.426           10.02          4,965,045

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ING GET U.S. Core Portfolio - Series 2 (continued)
    Band 14                                                     21,685.492         $ 10.02         $ 217,289
    Band 15                                                    267,014.166           10.02         2,675,482
    Band 20                                                     20,080.259           10.02           201,204
    Band 26                                                  1,884,156.355           10.05        18,935,771
    Band 27                                                    452,547.195           10.04         4,543,574
    Band 28                                                    227,087.468           10.03         2,277,687
    Band 29                                                  4,356,517.351           10.03        43,695,869
    Band 30                                                  2,223,171.584           10.02        22,276,179
    Band 31                                                  1,452,294.756           10.02        14,551,993
    Band 32                                                  1,441,340.114           10.01        14,427,815
    Band 33                                                    949,211.384           10.00         9,492,114
    Band 34                                                    562,754.191           10.00         5,627,542
    Band 35                                                     73,611.621           10.05           739,797
    Band 38                                                     94,526.640           10.05           949,993
                                                        -------------------                 -----------------
                                                            16,691,878.067                     $ 167,345,660
                                                        ===================                 =================
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
    Band 6                                                         199.898         $ 10.00           $ 1,999
    Band 9                                                      99,988.806           10.00           999,888
    Band 13                                                     35,583.916           10.00           355,839
    Band 14                                                     13,426.869            9.99           134,134
    Band 15                                                      2,301.612            9.99            22,993
    Band 26                                                     68,047.721           10.00           680,477
    Band 27                                                     11,853.934           10.00           118,539
    Band 28                                                      8,096.482           10.00            80,965
    Band 29                                                    244,152.847           10.00         2,441,528
    Band 30                                                     35,820.613           10.00           358,206
    Band 31                                                    100,544.182            9.99         1,004,436
    Band 32                                                    163,623.087            9.99         1,634,595
    Band 33                                                      7,853.374            9.99            78,455
    Band 34                                                     72,917.931            9.99           728,450
    Band 38                                                     32,537.372           10.00           325,374
                                                        -------------------                 -----------------
                                                               896,948.644                       $ 8,965,878
                                                        ===================                 =================
ING VIT Worldwide Growth
Contracts in accumulation period:
    Band 2                                                       4,652.127          $ 6.73          $ 31,309
    Band 4                                                      12,256.009            6.67            81,748
    Band 5                                                      90,863.607            6.65           604,243
    Band 6                                                     794,098.666            6.63         5,264,874
    Band 7                                                   1,254,634.665            6.62         8,305,681
    Band 8                                                     116,479.234            6.59           767,598
    Band 9                                                     123,770.602            6.58           814,411
    Band 10                                                    424,273.105            6.57         2,787,474
    Band 11                                                    450,251.860            6.56         2,953,652
    Band 12                                                    546,670.112            6.54         3,575,223

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VIT Worldwide Growth (continued)
    Band 13                                                   910,435.618          $ 6.53        $ 5,945,145
    Band 14                                                 1,486,059.220            6.51          9,674,246
    Band 15                                                     3,246.636            6.50             21,103
    Band 16                                                    72,812.299            6.47            471,096
    Band 17                                                   252,106.302            6.46          1,628,607
    Band 18                                                    61,655.665            6.45            397,679
    Band 19                                                   101,857.494            6.42            653,925
    Band 20                                                   619,542.538            6.52          4,039,417
    Band 21                                                   113,211.560            6.48            733,611
    Band 25                                                    30,258.085            6.75            204,242
    Band 26                                                    33,614.392            6.74            226,561
    Band 27                                                    23,178.675            6.67            154,602
    Band 28                                                     3,475.864            6.63             23,045
    Band 29                                                    49,216.088            6.62            325,811
    Band 30                                                    25,053.220            6.54            163,848
    Band 31                                                    20,659.676            6.51            134,494
    Band 32                                                     8,684.757            6.44             55,930
    Band 33                                                    42,473.177            6.39            271,404
    Band 34                                                     2,903.037            6.35             18,434
                                                       -------------------                 ------------------
                                                            7,678,394.290                       $ 50,329,413
                                                       ===================                 ==================
ING VP Balanced
Contracts in accumulation period:
    Band 35                                                    71,913.958         $ 11.34          $ 815,504
    Band 37                                                     1,273.477           11.31             14,403
    Band 38                                                    33,288.584           11.05            367,839
    Band 39                                                     3,013.984           11.04             33,274
                                                       -------------------                 ------------------
                                                              109,490.003                        $ 1,231,020
                                                       ===================                 ==================
ING VP Bond
Contracts in accumulation period:
    Band 1                                                      7,632.652         $ 11.24           $ 85,791
    Band 2                                                     17,047.269           11.20            190,929
    Band 3                                                        439.925           11.14              4,901
    Band 4                                                     15,515.819           11.16            173,157
    Band 5                                                     53,210.053           11.15            593,292
    Band 6                                                  1,026,869.086           11.13         11,429,053
    Band 7                                                    897,486.059           11.12          9,980,045
    Band 8                                                    314,718.145           11.10          3,493,371
    Band 9                                                     76,854.916           11.09            852,321
    Band 10                                                   337,030.597           11.08          3,734,299
    Band 11                                                   587,972.634           11.07          6,508,857
    Band 12                                                   277,417.361           11.06          3,068,236
    Band 13                                                   785,878.502           11.05          8,683,957
    Band 14                                                   889,844.118           11.04          9,823,879
    Band 16                                                    61,347.706           11.01            675,438
    Band 17                                                   182,944.928           11.00          2,012,394

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Bond (continued)
    Band 18                                                    29,781.181         $ 10.99          $ 327,295
    Band 19                                                    49,929.119           10.97            547,722
    Band 20                                                   650,221.783           11.04          7,178,448
    Band 21                                                    49,551.135           11.02            546,054
    Band 25                                                    11,009.256           11.22            123,524
    Band 35                                                   113,933.269           11.25          1,281,749
    Band 36                                                     3,638.443           11.21             40,787
    Band 38                                                    12,126.778           10.36            125,633
    Band 40                                                     1,523.227           10.34             15,750
                                                       -------------------                 ------------------
                                                            6,453,923.961                       $ 71,496,882
                                                       ===================                 ==================
ING VP Growth
Contracts in accumulation period:
    Band 35                                                    23,794.529          $ 8.96          $ 213,199
    Band 37                                                     6,225.801            8.90             55,410
    Band 38                                                     1,579.589           11.49             18,149
    Band 40                                                       475.027           11.47              5,449
                                                       -------------------                 ------------------
                                                               32,074.946                          $ 292,207
                                                       ===================                 ==================
ING VP Index Plus LargeCap
Contracts in accumulation period:
    Band 2                                                      6,544.445          $ 9.07           $ 59,358
    Band 4                                                     33,240.498            9.01            299,497
    Band 5                                                     67,278.993            9.00            605,511
    Band 6                                                    452,480.772            8.98          4,063,277
    Band 7                                                    805,872.915            8.97          7,228,680
    Band 8                                                     65,973.217            8.94            589,801
    Band 9                                                     68,649.065            8.93            613,036
    Band 10                                                   392,887.868            8.92          3,504,560
    Band 11                                                   295,431.116            8.91          2,632,291
    Band 12                                                   156,052.383            8.90          1,388,866
    Band 13                                                   335,685.424            8.89          2,984,243
    Band 14                                                   894,271.308            8.87          7,932,187
    Band 15                                                    71,551.570            8.86            633,947
    Band 16                                                     9,729.787            8.83             85,914
    Band 17                                                   241,627.466            8.82          2,131,154
    Band 18                                                    27,483.905            8.81            242,133
    Band 19                                                   129,805.639            8.79          1,140,992
    Band 20                                                   454,341.917            8.88          4,034,556
    Band 21                                                    73,288.634            8.84            647,872
    Band 26                                                   302,563.368            9.08          2,747,275
    Band 27                                                    75,057.456            9.01            676,268
    Band 28                                                    42,291.918            8.98            379,781
    Band 29                                                   433,236.245            8.97          3,886,129
    Band 30                                                   116,154.838            8.90          1,033,778
    Band 31                                                    63,391.034            8.87            562,278

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus LargeCap (continued)
    Band 32                                                    44,012.564          $ 8.80          $ 387,311
    Band 33                                                    40,925.946            8.76            358,511
    Band 34                                                    45,881.863            8.72            400,090
    Band 35                                                   714,142.640            9.13          6,520,122
    Band 36                                                    31,451.292            9.08            285,578
    Band 37                                                    10,669.559            9.05             96,560
    Band 38                                                    82,959.543           11.48            952,376
    Band 39                                                    39,178.033           11.47            449,372
    Band 40                                                       486.538           11.47              5,581
    Band 41                                                     3,497.520           10.99             38,438
    Band 42                                                     3,298.306           10.98             36,215
    Band 43                                                     5,848.705           10.98             64,219
                                                       -------------------                 ------------------
                                                            6,637,244.290                       $ 59,697,757
                                                       ===================                 ==================
ING VP Index Plus MidCap
Contracts in accumulation period:
    Band 4                                                      1,794.621         $ 11.05           $ 19,831
    Band 7                                                      1,026.406           11.13             11,424
    Band 9                                                    139,797.631           11.09          1,550,356
    Band 13                                                    25,110.809           11.03            276,972
    Band 15                                                    47,579.160           10.99            522,895
    Band 26                                                   280,175.490           11.27          3,157,578
    Band 27                                                   109,452.776           11.18          1,223,682
    Band 28                                                    33,406.513           11.14            372,149
    Band 29                                                   316,191.360           11.13          3,519,210
    Band 30                                                   188,213.825           11.04          2,077,881
    Band 31                                                   113,912.228           11.00          1,253,035
    Band 32                                                    58,660.616           10.92            640,574
    Band 33                                                    45,984.065           10.87            499,847
    Band 34                                                    67,787.748           10.83            734,141
    Band 35                                                   258,277.906           11.32          2,923,706
    Band 36                                                    32,538.909           11.27            366,714
    Band 37                                                     1,567.700           11.23             17,605
    Band 38                                                    34,454.003           11.87            408,969
    Band 39                                                    13,061.649           11.86            154,911
    Band 40                                                     2,057.348           11.86             24,400
    Band 41                                                     1,468.837           11.03             16,201
    Band 42                                                     4,978.038           11.02             54,858
    Band 43                                                     6,185.476           11.02             68,164
                                                       -------------------                 ------------------
                                                            1,783,683.114                       $ 19,895,103
                                                       ===================                 ==================
ING VP Index Plus SmallCap
Contracts in accumulation period:
    Band 4                                                      4,431.267         $ 11.06           $ 49,010
    Band 7                                                      1,336.904           11.53             15,415

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus SmallCap (continued)
    Band 9                                                    139,268.587         $ 11.48        $ 1,598,803
    Band 13                                                    56,252.168           11.43            642,962
    Band 15                                                    32,978.808           11.38            375,299
    Band 26                                                   208,711.104           11.67          2,435,659
    Band 27                                                   103,839.776           11.58          1,202,465
    Band 28                                                    23,183.739           11.54            267,540
    Band 29                                                   253,989.531           11.53          2,928,499
    Band 30                                                   127,538.806           11.44          1,459,044
    Band 31                                                   101,972.241           11.40          1,162,484
    Band 32                                                    69,979.624           11.31            791,470
    Band 33                                                    77,682.791           11.26            874,708
    Band 34                                                    51,075.454           11.22            573,067
    Band 35                                                   128,984.883           11.73          1,512,993
    Band 36                                                     3,910.606           11.67             45,637
    Band 37                                                       541.510           11.63              6,298
    Band 38                                                    23,837.571           11.99            285,812
    Band 39                                                       396.400           11.98              4,749
    Band 41                                                       724.745           11.04              8,001
    Band 42                                                     4,609.882           11.03             50,847
    Band 43                                                     4,711.984           11.03             51,973
                                                       -------------------                 ------------------
                                                            1,419,958.381                       $ 16,342,735
                                                       ===================                 ==================
ING VP International Equity
Contracts in accumulation period:
    Band 35                                                     8,857.850          $ 9.52           $ 84,327
    Band 38                                                     9,234.012           12.19            112,563
                                                       -------------------                 ------------------
                                                               18,091.862                          $ 196,890
                                                       ===================                 ==================
ING VP Small Company
Contracts in accumulation period:
    Band 35                                                    52,291.336         $ 10.33          $ 540,170
    Band 36                                                     4,206.807           10.29             43,288
    Band 37                                                     3,101.003           10.26             31,816
    Band 38                                                    11,107.884           11.84            131,517
    Band 39                                                    10,451.985           11.83            123,647
    Band 40                                                       460.371           11.83              5,446
                                                       -------------------                 ------------------
                                                               81,619.386                          $ 875,884
                                                       ===================                 ==================
ING VP Value Opportunity
Contracts in accumulation period:
    Band 9                                                     10,996.653          $ 8.01           $ 88,083
    Band 13                                                     4,692.797            7.97             37,402
    Band 15                                                     4,823.559            7.94             38,299
    Band 26                                                    53,319.166            8.14            434,018

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Value Opportunity (continued)
    Band 27                                                    16,703.022          $ 8.08          $ 134,960
    Band 28                                                     9,651.348            8.05             77,693
    Band 29                                                    64,239.028            8.04            516,482
    Band 30                                                    34,458.303            7.98            274,977
    Band 31                                                    13,515.662            7.95            107,450
    Band 32                                                    21,398.980            7.89            168,838
    Band 33                                                     1,525.435            7.85             11,975
    Band 34                                                    17,301.616            7.82            135,299
    Band 35                                                    29,876.504            8.18            244,390
    Band 36                                                       157.530            8.14              1,282
                                                       -------------------                 ------------------
                                                              282,659.603                        $ 2,271,148
                                                       ===================                 ==================
ING VP Convertible
Contracts in accumulation period:
    Band 9                                                     18,144.678         $ 12.01          $ 217,918
    Band 13                                                     3,859.590           11.95             46,122
    Band 15                                                     8,981.459           11.90            106,879
    Band 26                                                    90,070.672           12.21          1,099,763
    Band 27                                                    32,053.061           12.11            388,163
    Band 28                                                     3,957.934           12.07             47,772
    Band 29                                                    66,419.278           12.05            800,352
    Band 30                                                    65,753.302           11.96            786,409
    Band 31                                                     6,963.867           11.92             83,009
    Band 32                                                    16,708.413           11.83            197,661
    Band 33                                                     6,970.002           11.77             82,037
    Band 34                                                     5,450.835           11.73             63,938
    Band 43                                                       485.162           11.24              5,453
                                                       -------------------                 ------------------
                                                              325,818.253                        $ 3,925,476
                                                       ===================                 ==================
ING VP Growth and Income
Contracts in accumulation period:
    Band 35                                                   124,019.146         $ 12.14        $ 1,505,592
    Band 38                                                    11,076.465           11.55            127,933
    Band 39                                                     7,750.586           11.54             89,442
                                                       -------------------                 ------------------
                                                              142,846.197                        $ 1,722,967
                                                       ===================                 ==================
ING VP Growth Opportunities
Contracts in accumulation period:
    Band 4                                                      3,991.265          $ 6.90           $ 27,540
    Band 5                                                     29,307.139            6.89            201,926
    Band 6                                                    351,903.919            6.87          2,417,580
    Band 7                                                    696,848.254            6.86          4,780,379
    Band 8                                                    119,046.080            6.84            814,275
    Band 9                                                     53,290.272            6.83            363,973

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Growth Opportunities (continued)
    Band 10                                                   240,861.697          $ 6.82        $ 1,642,677
    Band 11                                                   283,852.699            6.82          1,935,875
    Band 12                                                   230,737.482            6.81          1,571,322
    Band 13                                                   400,547.755            6.80          2,723,725
    Band 14                                                   677,924.212            6.78          4,596,326
    Band 16                                                    14,496.481            6.75             97,851
    Band 17                                                   137,234.263            6.74            924,959
    Band 18                                                    22,603.834            6.73            152,124
    Band 19                                                   100,540.079            6.71            674,624
    Band 20                                                   392,295.786            6.79          2,663,688
    Band 21                                                    50,836.456            6.76            343,654
    Band 25                                                     8,490.211            6.96             59,092
    Band 35                                                     5,353.657            6.99             37,422
    Band 38                                                     1,999.416           11.64             23,273
                                                       -------------------                 ------------------
                                                            3,822,160.957                       $ 26,052,285
                                                       ===================                 ==================
ING VP International Value
Contracts in accumulation period:
    Band 35                                                    38,095.675         $ 10.91          $ 415,624
    Band 36                                                     1,153.919           10.86             12,532
    Band 38                                                     8,311.062           12.05            100,148
    Band 39                                                       460.173           12.04              5,540
                                                       -------------------                 ------------------
                                                               48,020.829                          $ 533,844
                                                       ===================                 ==================
ING VP LargeCap Growth
Contracts in accumulation period:
    Band 9                                                      5,005.291          $ 8.05           $ 40,293
    Band 13                                                       380.502            8.01              3,048
    Band 15                                                    12,568.332            7.98            100,295
    Band 26                                                    69,776.794            8.18            570,774
    Band 27                                                    35,014.135            8.12            284,315
    Band 28                                                     6,658.887            8.09             53,870
    Band 29                                                    54,784.445            8.08            442,658
    Band 30                                                    27,054.485            8.02            216,977
    Band 31                                                    18,214.912            7.99            145,537
    Band 32                                                     6,163.808            7.93             48,879
    Band 33                                                     2,317.658            7.89             18,286
    Band 34                                                     2,007.414            7.86             15,778
                                                       -------------------                 ------------------
                                                              239,946.663                        $ 1,940,710
                                                       ===================                 ==================
ING VP MagnaCap
Contracts in accumulation period:
    Band 2                                                      6,982.276          $ 9.25           $ 64,586
    Band 4                                                     10,579.487            9.19             97,225

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP MagnaCap (continued)
    Band 5                                                     17,330.670          $ 9.18          $ 159,096
    Band 6                                                    317,550.339            9.15          2,905,586
    Band 7                                                    558,846.608            9.14          5,107,858
    Band 8                                                     47,645.687            9.11            434,052
    Band 9                                                     56,264.669            9.10            512,008
    Band 10                                                   219,722.426            9.09          1,997,277
    Band 11                                                   202,659.013            9.08          1,840,144
    Band 12                                                   147,080.743            9.06          1,332,552
    Band 13                                                   304,573.329            9.05          2,756,389
    Band 14                                                   401,696.689            9.03          3,627,321
    Band 15                                                    16,408.736            9.02            148,007
    Band 16                                                    13,070.667            8.99            117,505
    Band 17                                                    60,420.883            8.98            542,580
    Band 18                                                    12,011.862            8.97            107,746
    Band 19                                                    14,129.602            8.94            126,319
    Band 20                                                   190,775.553            9.04          1,724,611
    Band 21                                                    34,265.728            9.00            308,392
    Band 25                                                     5,393.117            9.28             50,048
    Band 26                                                    63,558.494            9.26            588,552
    Band 27                                                    44,437.286            9.19            408,379
    Band 28                                                    20,286.404            9.15            185,621
    Band 29                                                    88,989.709            9.14            813,366
    Band 30                                                    51,779.883            9.06            469,126
    Band 31                                                    22,875.737            9.03            206,568
    Band 32                                                    28,446.812            8.96            254,883
    Band 33                                                    65,246.205            8.91            581,344
    Band 34                                                     9,902.574            8.87             87,836
                                                       -------------------                 ------------------
                                                            3,032,931.188                       $ 27,554,977
                                                       ===================                 ==================
ING VP MidCap Opportunities
Contracts in accumulation period:
    Band 35                                                    28,402.219          $ 9.82          $ 278,910
    Band 38                                                       120.854           11.66              1,409
                                                       -------------------                 ------------------
                                                               28,523.073                          $ 280,319
                                                       ===================                 ==================
ING VP SmallCap Opportunities
Contracts in accumulation period:
    Band 2                                                     12,185.182          $ 6.37           $ 77,620
    Band 4                                                     21,971.008            6.33            139,076
    Band 5                                                    172,366.635            6.32          1,089,357
    Band 6                                                  1,851,940.815            6.31         11,685,747
    Band 7                                                  2,408,687.469            6.30         15,174,731
    Band 8                                                    269,276.668            6.28          1,691,057
    Band 9                                                    106,296.463            6.27            666,479
    Band 10                                                   951,109.004            6.26          5,953,942

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP SmallCap Opportunities (continued)
    Band 11                                                   948,468.014          $ 6.25        $ 5,927,925
    Band 12                                                   952,612.914            6.25          5,953,831
    Band 13                                                 1,478,756.194            6.24          9,227,439
    Band 14                                                 2,876,834.531            6.22         17,893,911
    Band 15                                                     5,697.083            6.21             35,379
    Band 16                                                    66,684.488            6.19            412,777
    Band 17                                                   521,035.369            6.19          3,225,209
    Band 18                                                    55,730.142            6.18            344,412
    Band 19                                                   198,038.983            6.16          1,219,920
    Band 20                                                 1,204,049.954            6.23          7,501,231
    Band 21                                                   249,210.106            6.20          1,545,103
    Band 25                                                    67,189.898            6.39            429,343
    Band 35                                                    19,260.743            6.42            123,654
    Band 38                                                    12,567.121           12.02            151,057
                                                       -------------------                 ------------------
                                                           14,449,968.784                       $ 90,469,200
                                                       ===================                 ==================
AIM V.I. Capital Appreciation
Contracts in accumulation period:
    Band 35                                                     6,076.282          $ 9.49           $ 57,664
    Band 36                                                       694.513            9.45              6,563
    Band 37                                                       699.950            9.42              6,594
    Band 38                                                       503.543           11.56              5,821
                                                       -------------------                 ------------------
                                                                7,974.288                           $ 76,642
                                                       ===================                 ==================
AIM V.I. Core Equity
Contracts in accumulation period:
    Band 35                                                    16,052.414         $ 10.17          $ 163,253
    Band 38                                                       998.215           11.36             11,340
                                                       -------------------                 ------------------
                                                               17,050.629                          $ 174,593
                                                       ===================                 ==================
AIM V.I. Dent Demographic Trends
Contracts in accumulation period:
    Band 2                                                     15,347.872         $ 10.03          $ 153,939
    Band 4                                                     12,370.086            9.97            123,330
    Band 5                                                     59,090.235            9.96            588,539
    Band 6                                                    755,320.121            9.94          7,507,882
    Band 7                                                    955,638.070            9.93          9,489,486
    Band 8                                                    178,911.005            9.91          1,773,008
    Band 9                                                     74,555.752            9.90            738,102
    Band 10                                                   343,647.308            9.89          3,398,672
    Band 11                                                   496,352.989            9.87          4,899,004
    Band 12                                                   315,345.878            9.86          3,109,310
    Band 13                                                   574,799.476            9.85          5,661,775
    Band 14                                                   995,736.968            9.83          9,788,094

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AIM V.I. Dent Demographic Trends (continued)
    Band 15                                                    19,071.801          $ 9.82          $ 187,285
    Band 16                                                    29,802.021            9.80            292,060
    Band 17                                                   194,283.350            9.79          1,902,034
    Band 18                                                    17,992.865            9.77            175,790
    Band 19                                                   122,172.211            9.75          1,191,179
    Band 20                                                   488,691.873            9.84          4,808,728
    Band 21                                                    84,410.573            9.81            828,068
    Band 25                                                     2,308.837           10.05             23,204
    Band 26                                                    22,075.396           10.04            221,637
    Band 27                                                     2,840.972            9.97             28,324
    Band 28                                                     1,336.419            9.94             13,284
    Band 29                                                    53,899.916            9.93            535,226
    Band 30                                                    19,370.870            9.86            190,997
    Band 31                                                    30,225.045            9.83            297,112
    Band 32                                                    28,041.310            9.77            273,964
    Band 33                                                     5,592.180            9.72             54,356
    Band 34                                                     4,533.477            9.69             43,929
    Band 41                                                     1,700.459           10.73             18,246
                                                       -------------------                 ------------------
                                                            5,905,465.335                       $ 58,316,564
                                                       ===================                 ==================
AIM V.I. Growth
Contracts in accumulation period:
    Band 4                                                        953.995         $ 10.83           $ 10,332
    Band 9                                                      6,905.606            9.02             62,289
    Band 13                                                    13,259.967            8.98            119,075
    Band 15                                                     3,272.301            8.95             29,287
    Band 26                                                    39,641.330            9.15            362,718
    Band 27                                                    11,677.470            9.09            106,148
    Band 28                                                     5,800.281            9.06             52,551
    Band 29                                                   110,374.596            9.05            998,890
    Band 30                                                    38,328.542            8.99            344,574
    Band 31                                                    38,446.245            8.96            344,478
    Band 32                                                    21,116.335            8.90            187,935
    Band 33                                                     7,480.886            8.86             66,281
    Band 34                                                     4,320.090            8.83             38,146
    Band 41                                                       328.423           10.81              3,550
    Band 42                                                       295.051           10.81              3,190
                                                       -------------------                 ------------------
                                                              302,201.118                        $ 2,729,444
                                                       ===================                 ==================
AIM V.I. Premier Equity
Contracts in accumulation period:
    Band 35                                                     7,416.817          $ 8.47           $ 62,820
    Band 36                                                     5,604.006            8.43             47,242
    Band 38                                                     2,572.034           11.32             29,115
    Band 39                                                     3,049.487           11.31             34,490
                                                       -------------------                 ------------------
                                                               18,642.344                          $ 173,667
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Growth and Income
Contracts in accumulation period:
    Band 4                                                        950.520         $ 11.04           $ 10,494
    Band 9                                                     43,089.456            9.54            411,073
    Band 13                                                    21,386.500            9.49            202,958
    Band 15                                                    51,953.463            9.45            490,960
    Band 26                                                   180,355.332            9.69          1,747,643
    Band 27                                                   115,036.597            9.62          1,106,652
    Band 28                                                    52,833.627            9.58            506,146
    Band 29                                                   300,082.587            9.57          2,871,790
    Band 30                                                   184,160.996            9.50          1,749,529
    Band 31                                                   117,421.115            9.46          1,110,804
    Band 32                                                    52,809.941            9.40            496,413
    Band 33                                                    41,312.202            9.35            386,269
    Band 34                                                    42,847.817            9.31            398,913
    Band 43                                                       756.096           11.01              8,325
                                                       -------------------                 ------------------
                                                            1,204,996.249                       $ 11,497,969
                                                       ===================                 ==================
AllianceBernstein Premier Growth
Contracts in accumulation period:
    Band 4                                                        456.091         $ 10.58            $ 4,825
    Band 9                                                     23,739.820            7.89            187,307
    Band 13                                                    11,631.089            7.85             91,304
    Band 15                                                     2,870.687            7.82             22,449
    Band 26                                                    55,059.637            8.02            441,578
    Band 27                                                    92,962.914            7.96            739,985
    Band 28                                                    11,768.855            7.93             93,327
    Band 29                                                    65,124.468            7.92            515,786
    Band 30                                                    81,240.907            7.86            638,554
    Band 31                                                    60,539.637            7.83            474,025
    Band 32                                                    14,293.455            7.78            111,203
    Band 33                                                    22,309.966            7.74            172,679
    Band 34                                                     6,077.657            7.71             46,859
                                                       -------------------                 ------------------
                                                              448,075.183                        $ 3,539,881
                                                       ===================                 ==================
AllianceBernstein Value
Contracts in accumulation period:
    Band 4                                                      1,077.139         $ 11.21           $ 12,075
    Band 9                                                     19,096.912           10.84            207,011
    Band 13                                                     8,463.995           10.79             91,327
    Band 15                                                    26,194.284           10.75            281,589
    Band 26                                                    75,187.748           11.02            828,569
    Band 27                                                    59,885.610           10.94            655,149
    Band 28                                                    12,144.792           10.90            132,378
    Band 29                                                   151,387.106           10.88          1,647,092
    Band 30                                                   141,413.413           10.80          1,527,265

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Value (continued)
    Band 31                                                    50,671.360         $ 10.76          $ 545,224
    Band 32                                                    16,641.641           10.68            177,733
    Band 33                                                    10,118.458           10.63            107,559
    Band 34                                                    25,366.222           10.59            268,628
    Band 41                                                     6,577.842           11.19             73,606
    Band 43                                                       495.140           11.18              5,536
                                                       -------------------                 ------------------
                                                              604,721.662                        $ 6,560,741
                                                       ===================                 ==================
Fidelity(R) VIP Contrafund(R)
Contracts in accumulation period:
    Band 4                                                      1,333.787         $ 11.01           $ 14,685
    Band 7                                                      2,054.359           10.92             22,434
    Band 9                                                     67,398.848           10.88            733,299
    Band 13                                                    45,391.307           10.83            491,588
    Band 15                                                    93,150.685           10.79          1,005,096
    Band 26                                                   286,989.095           11.06          3,174,099
    Band 27                                                   179,324.595           10.98          1,968,984
    Band 28                                                    24,048.790           10.93            262,853
    Band 29                                                   362,567.178           10.92          3,959,234
    Band 30                                                   203,416.553           10.84          2,205,035
    Band 31                                                    73,652.538           10.80            795,447
    Band 32                                                    67,994.458           10.72            728,901
    Band 33                                                    79,528.195           10.67            848,566
    Band 34                                                    63,101.378           10.63            670,768
    Band 35                                                   234,385.849           11.11          2,604,027
    Band 36                                                    40,201.134           11.06            444,625
    Band 37                                                     9,123.108           11.02            100,537
    Band 38                                                    56,253.727           11.62            653,668
    Band 39                                                    30,076.274           11.61            349,186
    Band 40                                                     4,896.894           11.60             56,804
    Band 41                                                     6,749.381           10.99             74,176
    Band 42                                                       563.840           10.98              6,191
    Band 43                                                    13,182.781           10.98            144,747
                                                       -------------------                 ------------------
                                                            1,945,384.754                       $ 21,314,950
                                                       ===================                 ==================
Fidelity(R) VIP Equity-Income
Contracts in accumulation period:
    Band 2                                                     25,119.917         $ 10.14          $ 254,716
    Band 3                                                      1,015.606           10.06             10,217
    Band 4                                                     33,628.091           10.08            338,971
    Band 5                                                    128,997.921           10.07          1,299,009
    Band 6                                                  2,246,269.907           10.04         22,552,550
    Band 7                                                  2,121,771.901           10.03         21,281,372
    Band 8                                                    591,446.665           10.01          5,920,381
    Band 9                                                    175,077.384            9.99          1,749,023

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Fidelity(R) VIP Equity-Income (continued)
    Band 10                                                   947,457.719          $ 9.98        $ 9,455,628
    Band 11                                                   881,407.742            9.97          8,787,635
    Band 12                                                   722,634.284            9.96          7,197,437
    Band 13                                                 1,180,858.201            9.94         11,737,731
    Band 14                                                 1,717,826.998            9.92         17,040,844
    Band 15                                                    55,379.402            9.91            548,810
    Band 16                                                    58,674.581            9.88            579,705
    Band 17                                                   440,726.131            9.87          4,349,967
    Band 18                                                   105,156.703            9.86          1,036,845
    Band 19                                                    90,840.960            9.83            892,967
    Band 20                                                 1,139,371.758            9.93         11,313,962
    Band 21                                                   221,381.201            9.89          2,189,460
    Band 25                                                    12,005.461           10.17            122,096
    Band 26                                                   301,688.927           10.16          3,065,160
    Band 27                                                   123,143.328           10.08          1,241,285
    Band 28                                                    28,783.708           10.04            288,988
    Band 29                                                   323,643.885           10.03          3,246,148
    Band 30                                                   258,519.187            9.96          2,574,851
    Band 31                                                    76,902.931            9.92            762,877
    Band 32                                                    47,674.823            9.85            469,597
    Band 33                                                    68,047.989            9.80            666,870
    Band 34                                                    32,068.074            9.76            312,984
    Band 35                                                   321,037.117           10.21          3,277,789
    Band 36                                                     6,929.059           10.16             70,399
    Band 37                                                     3,417.458           10.12             34,585
    Band 38                                                    33,633.393           11.73            394,520
    Band 39                                                       608.050           11.72              7,126
    Band 41                                                     6,786.730           11.23             76,215
    Band 42                                                     3,614.025           11.22             40,549
    Band 43                                                     7,694.076           11.21             86,251
                                                       -------------------                 ------------------
                                                           14,541,241.293                      $ 145,275,520
                                                       ===================                 ==================
Fidelity(R) VIP Growth
Contracts in accumulation period:
    Band 1                                                      2,400.459          $ 8.45           $ 20,284
    Band 2                                                      9,759.042            8.41             82,074
    Band 3                                                      1,626.444            8.34             13,565
    Band 4                                                     42,789.133            8.36            357,717
    Band 5                                                    100,959.243            8.35            843,010
    Band 6                                                  3,301,250.042            8.33         27,499,413
    Band 7                                                  3,494,948.105            8.32         29,077,968
    Band 8                                                    502,111.508            8.30          4,167,526
    Band 9                                                    161,544.552            8.29          1,339,204
    Band 10                                                 1,641,661.989            8.28         13,592,961
    Band 11                                                 1,487,202.805            8.27         12,299,167
    Band 12                                                   892,018.608            8.26          7,368,074

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------

Fidelity(R) VIP Growth (continued)
    Band 13                                                 2,329,442.351          $ 8.25       $ 19,217,899
    Band 14                                                 3,256,614.128            8.22         26,769,368
    Band 15                                                    63,606.967            8.21            522,213
    Band 16                                                    79,104.440            8.19            647,865
    Band 17                                                   875,428.052            8.18          7,161,001
    Band 18                                                   288,828.756            8.17          2,359,731
    Band 19                                                   193,182.193            8.15          1,574,435
    Band 20                                                 2,085,897.011            8.23         17,166,932
    Band 21                                                   376,537.796            8.20          3,087,610
    Band 25                                                    23,795.673            8.43            200,598
    Band 26                                                   250,993.102            8.42          2,113,362
    Band 27                                                    81,712.027            8.36            683,113
    Band 28                                                    25,594.687            8.33            213,204
    Band 29                                                   294,494.665            8.32          2,450,196
    Band 30                                                   114,854.474            8.26            948,698
    Band 31                                                   104,118.116            8.22            855,851
    Band 32                                                    40,959.382            8.16            334,229
    Band 33                                                    30,334.119            8.12            246,313
    Band 34                                                    17,372.450            8.09            140,543
    Band 35                                                   232,091.206            8.46          1,963,492
    Band 36                                                     4,544.306            8.42             38,263
    Band 37                                                     2,913.084            8.39             24,441
    Band 38                                                    20,788.783           11.65            242,189
    Band 39                                                     1,655.846           11.64             19,274
    Band 40                                                       467.672           11.63              5,439
    Band 41                                                     1,804.270           10.79             19,468
                                                       -------------------                 ------------------
                                                           22,435,407.486                      $ 185,666,690
                                                       ===================                 ==================
Fidelity(R) VIP Overseas
Contracts in accumulation period:
    Band 35                                                     6,204.290         $ 11.20           $ 69,488
    Band 38                                                    62,749.629           12.60            790,645
                                                       -------------------                 ------------------
                                                               68,953.919                          $ 860,133
                                                       ===================                 ==================
Franklin Small Cap Value Securities
Contracts in accumulation period:
    Band 35                                                    11,104.536         $ 11.79          $ 130,922
    Band 36                                                     8,954.730           11.74            105,129
                                                       -------------------                 ------------------
                                                               20,059.266                          $ 236,051
                                                       ===================                 ==================
Greenwich Appreciation
Contracts in accumulation period:
    Band 22                                                       405.442         $ 17.25            $ 6,994
    Band 23                                                    38,457.682           17.05            655,703
                                                       -------------------                 ------------------
                                                               38,863.124                          $ 662,697
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Financial Services
Contracts in accumulation period:
    Band 1                                                        532.381         $ 10.19            $ 5,425
    Band 2                                                      1,379.949           10.14             13,993
    Band 3                                                        645.849           10.05              6,491
    Band 4                                                      6,341.678           10.08             63,924
    Band 5                                                     21,189.705           10.07            213,380
    Band 6                                                    797,437.998           10.04          8,006,278
    Band 7                                                  1,269,116.418           10.03         12,729,238
    Band 8                                                    160,101.292           10.00          1,601,013
    Band 9                                                     45,809.587            9.99            457,638
    Band 10                                                   368,145.503            9.98          3,674,092
    Band 11                                                   377,242.406            9.97          3,761,107
    Band 12                                                   262,526.227            9.95          2,612,136
    Band 13                                                   612,566.243            9.94          6,088,908
    Band 14                                                 1,014,388.459            9.92         10,062,734
    Band 15                                                     6,890.120            9.90             68,212
    Band 16                                                    70,711.790            9.88            698,632
    Band 17                                                   141,129.875            9.87          1,392,952
    Band 18                                                    10,908.030            9.85            107,444
    Band 19                                                    45,304.867            9.83            445,347
    Band 20                                                   440,963.995            9.93          4,378,772
    Band 21                                                    89,689.727            9.89            887,031
    Band 25                                                     5,532.418           10.17             56,265
    Band 26                                                    46,102.372           10.15            467,939
    Band 27                                                    20,912.759           10.08            210,801
    Band 28                                                     5,768.807           10.04             57,919
    Band 29                                                    76,847.807           10.03            770,784
    Band 30                                                    38,847.716            9.95            386,535
    Band 31                                                    21,829.563            9.91            216,331
    Band 32                                                     4,814.020            9.84             47,370
    Band 33                                                     4,438.962            9.79             43,457
    Band 34                                                     3,162.912            9.76             30,870
    Band 41                                                       292.370           11.16              3,263
    Band 42                                                       500.683           11.15              5,583
    Band 43                                                     3,761.310           11.15             41,939
                                                       -------------------                 ------------------
                                                            5,975,833.798                       $ 59,613,803
                                                       ===================                 ==================
INVESCO VIF - Health Sciences
Contracts in accumulation period:
    Band 1                                                      9,636.449          $ 9.79           $ 94,341
    Band 2                                                      2,826.951            9.74             27,535
    Band 3                                                        517.129            9.65              4,990
    Band 4                                                     12,744.820            9.68            123,370
    Band 5                                                     51,678.769            9.67            499,734
    Band 6                                                  1,014,256.189            9.64          9,777,430
    Band 7                                                  1,782,226.825            9.63         17,162,844

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Health Sciences (continued)
    Band 8                                                    180,195.428          $ 9.60        $ 1,729,876
    Band 9                                                    105,120.046            9.59          1,008,101
    Band 10                                                   507,002.660            9.58          4,857,085
    Band 11                                                   703,868.759            9.57          6,736,024
    Band 12                                                   467,931.704            9.56          4,473,427
    Band 13                                                   833,580.074            9.54          7,952,354
    Band 14                                                 1,526,624.917            9.52         14,533,469
    Band 15                                                     9,821.914            9.51             93,406
    Band 16                                                    60,164.769            9.49            570,964
    Band 17                                                   322,399.454            9.47          3,053,123
    Band 18                                                    56,039.636            9.46            530,135
    Band 19                                                   113,659.323            9.44          1,072,944
    Band 20                                                   727,697.839            9.53          6,934,960
    Band 21                                                   159,877.412            9.50          1,518,835
    Band 25                                                    14,126.180            9.76            137,872
    Band 26                                                    64,630.061            9.75            630,143
    Band 27                                                    27,836.859            9.68            269,461
    Band 28                                                    12,135.808            9.64            116,989
    Band 29                                                    98,945.093            9.63            952,841
    Band 30                                                    59,240.107            9.56            566,335
    Band 31                                                    77,681.086            9.52            739,524
    Band 32                                                    24,345.990            9.45            230,070
    Band 33                                                    11,612.473            9.40            109,157
    Band 34                                                    15,838.871            9.37            148,410
    Band 43                                                     2,107.463           11.15             23,498
                                                       -------------------                 ------------------
                                                            9,056,371.058                       $ 86,679,247
                                                       ===================                 ==================
INVESCO VIF - Leisure
Contracts in accumulation period:
    Band 2                                                        885.242         $ 10.78            $ 9,543
    Band 4                                                      6,092.927           10.73             65,377
    Band 5                                                     22,370.762           10.72            239,815
    Band 6                                                    354,586.579           10.71          3,797,622
    Band 7                                                    535,823.471           10.70          5,733,311
    Band 8                                                     57,778.815           10.68            617,078
    Band 9                                                     57,181.943           10.67            610,131
    Band 10                                                   224,254.381           10.66          2,390,552
    Band 11                                                   155,027.456           10.65          1,651,042
    Band 12                                                   210,755.384           10.64          2,242,437
    Band 13                                                   301,536.919           10.63          3,205,337
    Band 14                                                   505,163.837           10.62          5,364,840
    Band 15                                                     6,530.434           10.61             69,288
    Band 16                                                    17,964.074           10.59            190,240
    Band 17                                                   124,635.260           10.58          1,318,641
    Band 18                                                   113,886.237           10.57          1,203,778
    Band 19                                                    18,403.009           10.55            194,152

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Leisure (continued)
    Band 20                                                   352,917.451         $ 10.62        $ 3,747,983
    Band 21                                                    79,557.206           10.60            843,306
    Band 26                                                     7,507.143           10.79             81,002
    Band 27                                                     6,846.813           10.73             73,466
    Band 28                                                       814.274           10.71              8,721
    Band 29                                                    31,972.207           10.70            342,103
    Band 30                                                    20,339.136           10.64            216,408
    Band 31                                                     5,233.784           10.61             55,530
    Band 32                                                     7,872.775           10.56             83,137
    Band 33                                                     1,083.364           10.53             11,408
    Band 34                                                     3,377.401           10.50             35,463
    Band 43                                                     1,235.926           10.91             13,484
                                                       -------------------                 ------------------
                                                            3,231,634.210                       $ 34,415,195
                                                       ===================                 ==================
INVESCO VIF - Utilities
Contracts in accumulation period:
    Band 1                                                         32.022          $ 7.49              $ 240
    Band 2                                                      5,006.203            7.45             37,296
    Band 4                                                      3,538.247            7.41             26,218
    Band 5                                                     23,559.916            7.40            174,343
    Band 6                                                    307,965.174            7.38          2,272,783
    Band 7                                                    520,912.786            7.37          3,839,127
    Band 8                                                     91,472.486            7.35            672,323
    Band 9                                                     99,200.116            7.34            728,129
    Band 10                                                   212,385.613            7.33          1,556,787
    Band 11                                                   376,279.642            7.32          2,754,367
    Band 12                                                   229,947.378            7.31          1,680,915
    Band 13                                                   360,780.641            7.30          2,633,699
    Band 14                                                   606,337.722            7.29          4,420,202
    Band 15                                                    10,108.763            7.28             73,592
    Band 16                                                     9,527.414            7.26             69,169
    Band 17                                                   131,724.050            7.25            954,999
    Band 18                                                    15,816.881            7.24            114,514
    Band 19                                                    54,390.500            7.22            392,699
    Band 20                                                   374,537.672            7.30          2,734,125
    Band 21                                                    80,760.638            7.27            587,130
    Band 26                                                    38,318.468            7.46            285,856
    Band 27                                                    23,799.930            7.41            176,357
    Band 28                                                     2,340.216            7.38             17,271
    Band 29                                                    67,520.240            7.37            497,624
    Band 30                                                    19,675.756            7.31            143,830
    Band 31                                                    10,695.572            7.29             77,971
    Band 32                                                     1,120.857            7.23              8,104
    Band 33                                                     1,890.391            7.20             13,611
    Band 34                                                     3,967.417            7.17             28,446
                                                       -------------------                 ------------------
                                                            3,683,612.711                       $ 26,971,727
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Balanced
Contracts in accumulation period:
    Band 35                                                   383,283.690         $ 10.44        $ 4,001,482
    Band 36                                                    22,469.602           10.39            233,459
    Band 37                                                     8,984.813           10.36             93,083
    Band 38                                                     8,526.431           10.91             93,023
    Band 39                                                     3,931.051           10.90             42,848
                                                       -------------------                 ------------------
                                                              427,195.587                        $ 4,463,895
                                                       ===================                 ==================
Janus Aspen Series Flexible Income
Contracts in accumulation period:
    Band 35                                                   131,137.964         $ 11.58        $ 1,518,578
    Band 36                                                     2,379.763           11.54             27,462
    Band 37                                                     1,634.370           11.50             18,795
    Band 38                                                     4,055.585           10.31             41,813
    Band 39                                                    25,864.671           10.30            266,406
                                                       -------------------                 ------------------
                                                              165,072.353                        $ 1,873,054
                                                       ===================                 ==================
Janus Aspen Series Growth
Contracts in accumulation period:
    Band 35                                                    84,419.788          $ 9.38          $ 791,858
    Band 37                                                     2,289.037            9.31             21,311
    Band 38                                                    11,008.110           11.66            128,355
    Band 39                                                     5,617.586           11.65             65,445
                                                       -------------------                 ------------------
                                                              103,334.521                        $ 1,006,969
                                                       ===================                 ==================
Janus Aspen Series Worldwide Growth
Contracts in accumulation period:
    Band 4                                                         80.752         $ 11.19              $ 904
    Band 9                                                     12,509.552            8.33            104,205
    Band 13                                                     8,419.340            8.28             69,712
    Band 15                                                    14,538.102            8.25            119,939
    Band 26                                                   128,770.848            8.46          1,089,401
    Band 27                                                    51,849.701            8.40            435,537
    Band 28                                                    13,191.477            8.37            110,413
    Band 29                                                   158,766.720            8.36          1,327,290
    Band 30                                                    77,331.249            8.29            641,076
    Band 31                                                    66,884.621            8.26            552,467
    Band 32                                                    11,610.157            8.20             95,203
    Band 33                                                    22,684.853            8.16            185,108
    Band 34                                                     3,113.512            8.13             25,313
    Band 35                                                   270,864.472            8.50          2,302,348
    Band 36                                                     7,654.008            8.46             64,753
    Band 37                                                     4,205.759            8.43             35,455
    Band 38                                                     2,333.211           11.60             27,065

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Worldwide Growth (continued)
    Band 39                                                     1,126.001         $ 11.59           $ 13,050
    Band 42                                                       196.501           11.16              2,193
                                                       -------------------                 ------------------
                                                              856,130.836                        $ 7,201,432
                                                       ===================                 ==================
Colonial Small Cap Value
Contracts in accumulation period:
    Band 4                                                      7,626.940         $ 13.87          $ 105,786
    Band 5                                                     12,504.161           13.86            173,308
    Band 6                                                    368,371.824           13.85          5,101,950
    Band 7                                                    504,034.466           13.85          6,980,877
    Band 8                                                     82,669.241           13.84          1,144,142
    Band 9                                                     21,739.403           13.83            300,656
    Band 10                                                   202,533.034           13.83          2,801,032
    Band 11                                                   203,540.247           13.82          2,812,926
    Band 12                                                   159,276.868           13.82          2,201,206
    Band 13                                                   243,069.984           13.81          3,356,796
    Band 14                                                   510,581.280           13.80          7,046,022
    Band 15                                                       702.640           13.80              9,696
    Band 16                                                    10,254.651           13.79            141,412
    Band 17                                                   219,202.814           13.79          3,022,807
    Band 18                                                    12,195.280           13.78            168,051
    Band 19                                                    48,950.775           13.77            674,052
    Band 20                                                   288,410.425           13.81          3,982,948
    Band 21                                                    70,759.885           13.79            975,779
                                                       -------------------                 ------------------
                                                            2,966,423.918                       $ 40,999,446
                                                       ===================                 ==================
Liberty Asset Allocation
Contracts in accumulation period:
    Band 6                                                     10,795.453         $ 11.99          $ 129,437
    Band 7                                                     24,315.979           11.99            291,549
    Band 8                                                      3,319.228           11.98             39,764
    Band 9                                                      6,287.336           11.97             75,259
    Band 11                                                     2,420.303           11.96             28,947
    Band 13                                                     3,042.693           11.95             36,360
                                                       -------------------                 ------------------
                                                               50,180.992                          $ 601,316
                                                       ===================                 ==================
Liberty Equity
Contracts in accumulation period:
    Band 6                                                     11,638.993          $ 8.04           $ 93,578
    Band 7                                                     44,063.828            8.02            353,392
    Band 8                                                      8,745.587            7.99             69,877
    Band 9                                                      3,460.398            7.97             27,579
    Band 11                                                     4,085.988            7.94             32,443
    Band 13                                                     6,417.678            7.90             50,700
    Band 14                                                     2,632.254            7.87             20,716
                                                       -------------------                 ------------------
                                                               81,044.726                          $ 648,285
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Liberty Federal Securities
Contracts in accumulation period:
    Band 6                                                      4,014.988         $ 10.09           $ 40,511
    Band 7                                                      3,089.615           10.09             31,174
    Band 9                                                      1,206.436           10.08             12,161
    Band 11                                                       294.269           10.07              2,963
                                                       -------------------                 ------------------
                                                                8,605.308                           $ 86,809
                                                       ===================                 ==================
Liberty Small Company Growth
Contracts in accumulation period:
    Band 6                                                      1,432.500         $ 14.98           $ 21,459
    Band 7                                                      1,018.404           14.98             15,256
    Band 8                                                      1,232.056           14.97             18,444
    Band 9                                                        413.244           14.96              6,182
    Band 13                                                       889.866           14.94             13,295
                                                       -------------------                 ------------------
                                                                4,986.070                           $ 74,636
                                                       ===================                 ==================
Oppenheimer Global Securities
Contracts in accumulation period:
    Band 35                                                   154,288.488         $ 10.87        $ 1,677,116
    Band 36                                                    26,374.483           10.83            285,636
    Band 37                                                     7,477.749           10.80             80,760
    Band 38                                                    43,091.673           12.54            540,370
    Band 39                                                    22,846.204           12.53            286,263
    Band 40                                                     2,462.095           12.52             30,825
                                                       -------------------                 ------------------
                                                              256,540.692                        $ 2,900,970
                                                       ===================                 ==================
Oppenheimer Strategic Bond
Contracts in accumulation period:
    Band 35                                                    24,209.429         $ 12.40          $ 300,197
    Band 36                                                     4,772.358           12.35             58,939
    Band 37                                                       337.824           12.32              4,162
    Band 38                                                    15,327.454           10.92            167,376
    Band 39                                                     5,453.561           10.91             59,498
    Band 40                                                    10,263.108           10.90            111,868
                                                       -------------------                 ------------------
                                                               60,363.734                          $ 702,040
                                                       ===================                 ==================
PIMCO High Yield
Contracts in accumulation period:
    Band 1                                                      4,099.678         $ 12.34           $ 50,590
    Band 2                                                    106,978.746           12.20          1,305,141
    Band 4                                                    388,868.046           12.02          4,674,194
    Band 5                                                    428,028.611           11.99          5,132,063
    Band 6                                                  8,508,429.574           11.92        101,420,481

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
PIMCO High Yield (continued)
    Band 7                                                  6,994,147.717         $ 11.89       $ 83,160,416
    Band 8                                                  3,503,280.276           11.82         41,408,773
    Band 9                                                    796,025.462           11.78          9,377,180
    Band 10                                                 3,143,112.215           11.75         36,931,569
    Band 11                                                 6,864,118.309           11.72         80,447,467
    Band 12                                                 2,252,401.933           11.68         26,308,055
    Band 13                                                 5,849,064.961           11.65         68,141,607
    Band 14                                                 6,487,505.101           11.58         75,125,309
    Band 15                                                    57,613.819           11.55            665,440
    Band 16                                                   394,259.757           11.48          4,526,102
    Band 17                                                 1,307,369.695           11.45         14,969,383
    Band 18                                                   176,458.920           11.42          2,015,161
    Band 19                                                   423,315.413           11.35          4,804,630
    Band 20                                                 2,084,914.085           11.62         24,226,702
    Band 21                                                   548,635.672           11.52          6,320,283
    Band 24                                                     3,970.381           12.55             49,828
    Band 25                                                   135,163.848           12.27          1,658,460
    Band 26                                                   317,102.682           12.23          3,878,166
    Band 27                                                    82,291.838           12.02            989,148
    Band 28                                                    80,241.333           11.92            956,477
    Band 29                                                   374,144.514           11.88          4,444,837
    Band 30                                                   184,011.424           11.68          2,149,253
    Band 31                                                   102,234.615           11.58          1,183,877
    Band 32                                                    91,164.442           11.39          1,038,363
    Band 33                                                    71,336.359           11.26            803,247
    Band 34                                                    50,962.218           11.16            568,738
    Band 41                                                     6,240.986           10.70             66,779
    Band 43                                                     7,022.910           10.69             75,075
                                                       -------------------                 ------------------
                                                           51,824,515.540                      $ 608,872,794
                                                       ===================                 ==================
PIMCO StocksPLUS Growth and Income
Contracts in accumulation period:
    Band 1                                                        395.966         $ 10.71            $ 4,241
    Band 2                                                     54,134.169           10.59            573,281
    Band 3                                                      1,731.830           10.38             17,976
    Band 4                                                    125,076.258           10.44          1,305,796
    Band 5                                                    133,109.080           10.41          1,385,666
    Band 6                                                  3,653,649.019           10.35         37,815,267
    Band 7                                                  1,818,112.068           10.32         18,762,917
    Band 8                                                  2,681,600.534           10.26         27,513,221
    Band 9                                                    390,278.112           10.23          3,992,545
    Band 10                                                   676,563.137           10.20          6,900,944
    Band 11                                                 4,207,500.688           10.17         42,790,282
    Band 12                                                   790,067.492           10.14          8,011,284
    Band 13                                                 1,519,191.058           10.11         15,359,022
    Band 14                                                 1,744,752.063           10.05         17,534,758

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                            Units           Unit Value     Extended Value
--------------------------------------------------------  ------------------- --------------- -----------------
PIMCO StocksPLUS Growth and Income (continued)
    Band 16                                                       14,234.802          $ 9.97         $ 141,921
    Band 17                                                      255,345.110            9.94         2,538,130
    Band 18                                                       43,840.484            9.91           434,459
    Band 19                                                      117,177.956            9.85         1,154,203
    Band 20                                                      276,324.000           10.08         2,785,346
    Band 21                                                      134,618.600           10.00         1,346,186
    Band 25                                                       19,817.800           10.65           211,060
                                                          -------------------                 -----------------
                                                              18,657,520.226                     $ 190,578,505
                                                          ===================                 =================
Pioneer Equity-Income
Contracts in accumulation period:
    Band 35                                                       55,946.556         $ 10.05         $ 562,263
    Band 36                                                       27,693.124           10.01           277,208
    Band 37                                                        3,655.448            9.98            36,481
    Band 38                                                        2,082.799           11.35            23,640
    Band 39                                                        8,986.440           11.34           101,906
    Band 40                                                          735.126           11.33             8,329
                                                          -------------------                 -----------------
                                                                  99,099.493                       $ 1,009,827
                                                          ===================                 =================
Pioneer Fund
Contracts in accumulation period:
    Band 1                                                         1,283.342          $ 9.23          $ 11,845
    Band 2                                                           617.598            9.19             5,676
    Band 4                                                        27,381.518            9.13           249,993
    Band 5                                                        85,808.482            9.12           782,573
    Band 6                                                       914,700.048            9.09         8,314,623
    Band 7                                                       775,872.660            9.08         7,044,924
    Band 8                                                       258,851.382            9.06         2,345,194
    Band 9                                                        73,198.264            9.05           662,444
    Band 10                                                      600,837.805            9.04         5,431,574
    Band 11                                                      545,155.783            9.03         4,922,757
    Band 12                                                      317,257.750            9.02         2,861,665
    Band 13                                                      648,277.997            9.00         5,834,502
    Band 14                                                    1,191,747.959            8.98        10,701,897
    Band 15                                                       37,109.587            8.97           332,873
    Band 16                                                        9,957.011            8.95            89,115
    Band 17                                                      342,391.521            8.94         3,060,980
    Band 18                                                       27,046.196            8.93           241,523
    Band 19                                                       38,233.721            8.90           340,280
    Band 20                                                      501,379.449            8.99         4,507,401
    Band 21                                                      126,991.680            8.96         1,137,845
    Band 25                                                        3,427.094            9.21            31,564
    Band 26                                                       87,212.903            9.20           802,359
    Band 27                                                       27,952.509            9.13           255,206
    Band 28                                                       13,846.551            9.09           125,865

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Fund (continued)
    Band 29                                                   108,867.802          $ 9.08          $ 988,520
    Band 30                                                    55,207.096            9.01            497,416
    Band 31                                                    47,381.698            8.98            425,488
    Band 32                                                    22,307.520            8.92            198,983
    Band 33                                                     7,157.215            8.87             63,485
    Band 34                                                     7,355.697            8.84             65,024
    Band 35                                                    21,146.885            9.24            195,397
    Band 37                                                       473.271            9.16              4,335
    Band 38                                                       652.602           11.43              7,459
                                                       -------------------                 ------------------
                                                            6,927,088.596                       $ 62,540,785
                                                       ===================                 ==================
Pioneer Mid-Cap Value
Contracts in accumulation period:
    Band 1                                                        664.511         $ 12.82            $ 8,519
    Band 2                                                     24,327.039           12.77            310,656
    Band 4                                                     36,297.722           12.70            460,981
    Band 5                                                    133,280.872           12.68          1,690,001
    Band 6                                                  2,142,900.865           12.66         27,129,125
    Band 7                                                  2,350,778.125           12.64         29,713,836
    Band 8                                                    597,100.706           12.61          7,529,440
    Band 9                                                    146,267.997           12.60          1,842,977
    Band 10                                                 1,315,891.653           12.59         16,567,076
    Band 11                                                 1,411,357.187           12.57         17,740,760
    Band 12                                                   671,453.467           12.56          8,433,456
    Band 13                                                 1,373,009.318           12.55         17,231,267
    Band 14                                                 2,287,184.333           12.52         28,635,548
    Band 15                                                     9,136.777           12.50            114,210
    Band 16                                                    50,383.354           12.48            628,784
    Band 17                                                   732,031.077           12.46          9,121,107
    Band 18                                                    78,912.110           12.45            982,456
    Band 19                                                   193,871.182           12.42          2,407,880
    Band 20                                                 1,262,275.872           12.53         15,816,317
    Band 21                                                   269,824.054           12.49          3,370,102
    Band 25                                                    23,566.334           12.80            301,649
    Band 35                                                    27,680.506           12.84            355,418
    Band 36                                                     1,728.001           12.78             22,084
    Band 37                                                     1,242.352           12.74             15,828
    Band 38                                                     6,298.716           11.95             75,270
    Band 39                                                     1,071.598           11.94             12,795
                                                       -------------------                 ------------------
                                                           15,148,535.728                      $ 190,517,542
                                                       ===================                 ==================
Pioneer Small Company
Contracts in accumulation period:
    Band 9                                                     25,664.942          $ 9.62          $ 246,897
    Band 13                                                    10,610.712            9.57            101,545

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Small Company (continued)
    Band 15                                                    19,669.506          $ 9.54          $ 187,647
    Band 26                                                   125,797.606            9.78          1,230,301
    Band 27                                                    44,965.209            9.71            436,612
    Band 28                                                     9,720.152            9.67             93,994
    Band 29                                                   171,771.370            9.66          1,659,311
    Band 30                                                    71,952.479            9.58            689,305
    Band 31                                                    92,688.421            9.55            885,174
    Band 32                                                    28,821.317            9.48            273,226
    Band 33                                                    23,848.502            9.43            224,891
    Band 34                                                    37,760.284            9.40            354,947
    Band 41                                                       247.060           10.61              2,621
    Band 43                                                       516.285           10.60              5,473
                                                       -------------------                 ------------------
                                                              664,033.845                        $ 6,391,944
                                                       ===================                 ==================
ProFund VP Bull
Contracts in accumulation period:
    Band 2                                                      6,253.658          $ 8.35           $ 52,218
    Band 4                                                     27,245.509            8.29            225,865
    Band 5                                                     25,715.735            8.28            212,926
    Band 6                                                  1,824,762.362            8.26         15,072,537
    Band 7                                                  3,660,029.041            8.25         30,195,240
    Band 8                                                    354,863.550            8.22          2,916,978
    Band 9                                                    123,574.175            8.21          1,014,544
    Band 10                                                   212,538.377            8.20          1,742,815
    Band 11                                                   548,337.681            8.19          4,490,886
    Band 12                                                   462,337.097            8.18          3,781,917
    Band 13                                                   990,736.669            8.17          8,094,319
    Band 14                                                 1,275,993.859            8.15         10,399,350
    Band 15                                                       704.728            8.13              5,729
    Band 16                                                    75,931.024            8.11            615,801
    Band 17                                                    83,176.877            8.10            673,733
    Band 18                                                    46,761.129            8.09            378,298
    Band 19                                                    55,447.328            8.07            447,460
    Band 20                                                   525,851.868            8.16          4,290,951
    Band 21                                                    79,556.347            8.12            645,998
    Band 25                                                    11,922.292            8.37             99,790
    Band 26                                                     1,317.076            8.36             11,011
    Band 29                                                    13,905.402            8.24            114,581
    Band 30                                                     5,209.316            8.18             42,612
    Band 31                                                     2,509.124            8.14             20,424
    Band 32                                                     2,304.544            8.08             18,621
    Band 33                                                    14,511.586            8.04            116,673
                                                       -------------------                 ------------------
                                                           10,431,496.354                       $ 85,681,277
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Europe 30
Contracts in accumulation period:
    Band 2                                                      2,216.067          $ 8.37           $ 18,548
    Band 3                                                      2,080.720            8.29             17,249
    Band 4                                                      7,125.977            8.31             59,217
    Band 5                                                     53,761.147            8.30            446,218
    Band 6                                                    648,260.452            8.28          5,367,597
    Band 7                                                    772,120.792            8.27          6,385,439
    Band 8                                                    147,114.663            8.24          1,212,225
    Band 9                                                     71,707.563            8.23            590,153
    Band 10                                                   118,461.943            8.22            973,757
    Band 11                                                   538,226.586            8.21          4,418,840
    Band 12                                                   187,999.688            8.20          1,541,597
    Band 13                                                   516,712.537            8.19          4,231,876
    Band 14                                                   441,725.820            8.17          3,608,900
    Band 15                                                     2,410.059            8.15             19,642
    Band 16                                                   163,248.053            8.13          1,327,207
    Band 17                                                    67,212.593            8.12            545,766
    Band 18                                                     7,178.779            8.11             58,220
    Band 19                                                    51,495.887            8.09            416,602
    Band 20                                                   132,490.966            8.18          1,083,776
    Band 21                                                    30,483.000            8.14            248,132
    Band 25                                                     1,861.831            8.39             15,621
    Band 26                                                     7,305.935            8.38             61,224
    Band 27                                                     1,337.153            8.31             11,112
    Band 28                                                       673.488            8.28              5,576
    Band 29                                                    14,370.069            8.27            118,840
    Band 30                                                     1,344.002            8.20             11,021
    Band 31                                                     4,233.493            8.17             34,588
    Band 32                                                       115.862            8.10                938
    Band 33                                                     3,846.809            8.06             31,005
    Band 34                                                       244.916            8.02              1,964
    Band 41                                                     1,370.572           12.09             16,570
                                                       -------------------                 ------------------
                                                            3,998,737.422                       $ 32,879,420
                                                       ===================                 ==================
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
    Band 2                                                      1,372.865          $ 9.38           $ 12,877
    Band 4                                                        193.233            9.37              1,811
    Band 5                                                        506.362            9.37              4,745
    Band 6                                                     98,300.716            9.37            921,078
    Band 7                                                    180,880.980            9.36          1,693,046
    Band 8                                                    137,980.685            9.36          1,291,499
    Band 9                                                      6,864.780            9.36             64,254
    Band 10                                                    29,130.683            9.36            272,663
    Band 11                                                   404,097.541            9.36          3,782,353
    Band 12                                                    64,765.439            9.35            605,557

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ProFund VP Rising Rates Opportunity (continued)
    Band 13                                                    108,486.272          $ 9.35       $ 1,014,347
    Band 14                                                    809,189.238            9.35         7,565,919
    Band 15                                                      2,000.907            9.35            18,708
    Band 16                                                      4,760.267            9.35            44,509
    Band 17                                                     26,718.993            9.34           249,555
    Band 18                                                      4,883.390            9.34            45,611
    Band 19                                                      2,436.262            9.34            22,755
    Band 20                                                    382,409.089            9.35         3,575,525
    Band 21                                                     92,406.024            9.35           863,996
    Band 26                                                     16,784.685            9.38           157,440
    Band 27                                                      6,741.074            9.37            63,164
    Band 28                                                        565.665            9.37             5,300
    Band 29                                                     33,629.364            9.36           314,771
    Band 30                                                     10,113.072            9.35            94,557
    Band 31                                                      2,955.793            9.35            27,637
    Band 32                                                      4,040.163            9.34            37,735
    Band 33                                                     18,682.480            9.33           174,308
    Band 34                                                      5,637.386            9.33            52,597
                                                        -------------------                 -----------------
                                                             2,456,533.408                      $ 22,978,317
                                                        ===================                 =================
ProFund VP Small Cap
Contracts in accumulation period:
    Band 2                                                      13,190.364         $ 10.26         $ 135,333
    Band 3                                                         577.626           10.16             5,869
    Band 4                                                      23,414.928           10.19           238,598
    Band 5                                                      72,950.625           10.18           742,637
    Band 6                                                   2,307,078.257           10.15        23,416,844
    Band 7                                                   2,966,005.079           10.14        30,075,292
    Band 8                                                     424,033.518           10.11         4,286,979
    Band 9                                                     251,399.721           10.10         2,539,137
    Band 10                                                    550,359.216           10.08         5,547,621
    Band 11                                                  1,076,230.997           10.07        10,837,646
    Band 12                                                    401,763.580           10.05         4,037,724
    Band 13                                                  1,323,337.562           10.04        13,286,309
    Band 14                                                  1,665,508.290           10.01        16,671,738
    Band 15                                                     15,408.210           10.00           154,082
    Band 16                                                    132,956.758            9.97         1,325,579
    Band 17                                                    254,960.420            9.96         2,539,406
    Band 18                                                     50,629.298            9.95           503,762
    Band 19                                                    143,775.281            9.92         1,426,251
    Band 20                                                    697,737.420           10.03         6,998,306
    Band 21                                                     93,986.778            9.99           938,928
    Band 25                                                     17,563.391           10.29           180,727
    Band 26                                                      9,644.684           10.27            99,051
    Band 27                                                      1,073.024           10.19            10,934
    Band 28                                                        259.746           10.15             2,636

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Small Cap (continued)
    Band 29                                                    49,451.130         $ 10.14          $ 501,434
    Band 30                                                    23,541.253           10.05            236,590
    Band 31                                                    28,912.651           10.01            289,416
    Band 32                                                     8,201.606            9.93             81,442
    Band 33                                                     8,152.556            9.88             80,547
    Band 34                                                     5,757.559            9.84             56,654
    Band 41                                                     1,417.986           11.07             15,697
    Band 43                                                       478.714           11.06              5,295
                                                       -------------------                 ------------------
                                                           12,619,758.228                      $ 127,268,464
                                                       ===================                 ==================
Jennison
Contracts in accumulation period:
    Band 2                                                     11,560.511          $ 5.54           $ 64,045
    Band 4                                                     18,279.209            5.49            100,353
    Band 5                                                    222,864.373            5.48          1,221,297
    Band 6                                                  1,121,853.504            5.46          6,125,320
    Band 7                                                  1,684,880.924            5.45          9,182,601
    Band 8                                                    309,725.266            5.43          1,681,808
    Band 9                                                    204,234.818            5.42          1,106,953
    Band 10                                                   650,697.426            5.41          3,520,273
    Band 11                                                   902,884.248            5.40          4,875,575
    Band 12                                                   742,627.353            5.39          4,002,761
    Band 13                                                   981,933.707            5.38          5,282,803
    Band 14                                                 2,238,130.618            5.36         11,996,380
    Band 15                                                     3,603.133            5.35             19,277
    Band 16                                                    18,949.326            5.33            101,000
    Band 17                                                   449,624.783            5.32          2,392,004
    Band 18                                                   248,868.546            5.31          1,321,492
    Band 19                                                   133,896.661            5.29            708,313
    Band 20                                                   564,392.190            5.37          3,030,786
    Band 21                                                   144,335.164            5.34            770,750
    Band 25                                                    33,817.642            5.56            188,026
    Band 26                                                    41,016.776            5.55            227,643
    Band 27                                                    16,002.022            5.49             87,851
    Band 28                                                     2,842.309            5.46             15,519
    Band 29                                                    63,230.569            5.45            344,607
    Band 30                                                    39,357.637            5.39            212,138
    Band 31                                                     9,196.298            5.36             49,292
    Band 32                                                    12,480.558            5.30             66,147
    Band 33                                                     3,255.437            5.26             17,124
    Band 34                                                     4,355.086            5.23             22,777
                                                       -------------------                 ------------------
                                                           10,878,896.094                       $ 58,734,915
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
SP Jennison International Growth
Contracts in accumulation period:
    Band 2                                                      2,386.457          $ 5.72           $ 13,651
    Band 4                                                     17,893.531            5.67            101,456
    Band 5                                                    145,483.270            5.67            824,890
    Band 6                                                  1,721,530.112            5.65          9,726,645
    Band 7                                                  1,957,064.546            5.64         11,037,844
    Band 8                                                    188,211.814            5.62          1,057,750
    Band 9                                                    110,259.164            5.61            618,554
    Band 10                                                   940,235.032            5.60          5,265,316
    Band 11                                                   926,785.447            5.59          5,180,731
    Band 12                                                   623,810.683            5.58          3,480,864
    Band 13                                                 1,299,827.231            5.57          7,240,038
    Band 14                                                 2,019,061.444            5.55         11,205,791
    Band 15                                                     8,883.433            5.54             49,214
    Band 16                                                    60,765.114            5.53            336,031
    Band 17                                                   638,848.652            5.52          3,526,445
    Band 18                                                    54,940.851            5.51            302,724
    Band 19                                                   134,828.893            5.49            740,211
    Band 20                                                   817,351.313            5.56          4,544,473
    Band 21                                                   285,492.516            5.54          1,581,629
    Band 25                                                    62,298.362            5.74            357,593
    Band 26                                                    48,367.682            5.73            277,147
    Band 27                                                    21,276.488            5.67            120,638
    Band 28                                                     2,236.785            5.65             12,638
    Band 29                                                    78,402.775            5.64            442,192
    Band 30                                                    37,262.750            5.58            207,926
    Band 31                                                    23,463.553            5.55            130,223
    Band 32                                                    13,514.884            5.50             74,332
    Band 33                                                     4,342.501            5.46             23,710
    Band 34                                                     9,329.939            5.44             50,755
    Band 41                                                     6,315.325           11.78             74,395
    Band 43                                                     1,347.913           11.77             15,865
                                                       -------------------                 ------------------
                                                           12,261,818.460                       $ 68,621,671
                                                       ===================                 ==================
Putnam VT Discovery Growth
Contracts in accumulation period:
    Band 9                                                     19,279.057          $ 7.87          $ 151,726
    Band 13                                                     3,869.898            7.83             30,301
    Band 15                                                    19,784.686            7.80            154,321
    Band 26                                                    60,592.047            8.00            484,736
    Band 27                                                    31,623.979            7.94            251,094
    Band 28                                                     8,339.229            7.91             65,963
    Band 29                                                   133,599.175            7.90          1,055,433
    Band 30                                                    49,450.154            7.84            387,689
    Band 31                                                    20,965.675            7.81            163,742
    Band 32                                                    15,967.317            7.76            123,906

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Putnam VT Discovery Growth (continued)
    Band 33                                                    33,625.251          $ 7.72          $ 259,587
    Band 34                                                     5,741.962            7.69             44,156
                                                       -------------------                 ------------------
                                                              402,838.430                        $ 3,172,654
                                                       ===================                 ==================
Putnam VT Growth and Income
Contracts in accumulation period:
    Band 9                                                     12,772.297          $ 9.28          $ 118,527
    Band 13                                                     3,672.774            9.23             33,900
    Band 15                                                     5,775.387            9.19             53,076
    Band 26                                                    67,305.258            9.62            647,477
    Band 27                                                     9,960.070            9.55             95,119
    Band 28                                                     1,582.508            9.51             15,050
    Band 29                                                   133,373.397            9.50          1,267,047
    Band 30                                                    54,143.239            9.43            510,571
    Band 31                                                    24,360.124            9.39            228,742
    Band 32                                                    16,797.135            9.13            153,358
    Band 33                                                     5,139.005            9.09             46,714
    Band 34                                                     3,423.411            9.05             30,982
                                                       -------------------                 ------------------
                                                              338,304.605                        $ 3,200,563
                                                       ===================                 ==================
Putnam VT International Growth and Income
Contracts in accumulation period:
    Band 9                                                      9,608.883         $ 10.89          $ 104,641
    Band 13                                                     2,852.787           10.84             30,924
    Band 15                                                    18,930.640           10.80            204,451
    Band 26                                                   115,297.908           11.07          1,276,348
    Band 27                                                    22,120.180           10.99            243,101
    Band 28                                                     9,901.116           10.94            108,318
    Band 29                                                   108,389.829           10.93          1,184,701
    Band 30                                                    29,956.508           10.85            325,028
    Band 31                                                    39,221.981           10.81            423,990
    Band 32                                                    11,934.050           10.73            128,052
    Band 33                                                     3,670.054           10.68             39,196
    Band 34                                                    21,711.082           10.64            231,006
                                                       -------------------                 ------------------
                                                              393,595.018                        $ 4,299,756
                                                       ===================                 ==================
Smith Barney High Income
Contracts in accumulation period:
    Band 22                                                     3,089.374         $ 14.37           $ 44,394
    Band 23                                                    18,574.118           14.18            263,381
                                                       -------------------                 ------------------
                                                               21,663.492                          $ 307,775
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Smith Barney International All Cap Growth
Contracts in accumulation period:
    Band 22                                                     1,458.481         $ 11.23           $ 16,379
    Band 23                                                    18,441.894           11.09            204,521
                                                       -------------------                 ------------------
                                                               19,900.375                          $ 220,900
                                                       ===================                 ==================
Smith Barney Large Cap Value
Contracts in accumulation period:
    Band 22                                                     2,166.306         $ 17.96           $ 38,907
    Band 23                                                    20,658.879           17.73            366,282
                                                       -------------------                 ------------------
                                                               22,825.185                          $ 405,189
                                                       ===================                 ==================
Smith Barney Money Market
Contracts in accumulation period:
    Band 23                                                     3,999.484         $ 12.44           $ 49,754
                                                       -------------------                 ------------------
                                                                3,999.484                           $ 49,754
                                                       ===================                 ==================
UBS Tactical Allocation
Contracts in accumulation period:
    Band 4                                                        766.296         $ 11.01            $ 8,437
    Band 7                                                      9,573.280            8.96             85,777
    Band 9                                                     20,061.248            8.92            178,946
    Band 13                                                    12,331.075            8.88            109,500
    Band 15                                                     9,988.615            8.85             88,399
    Band 26                                                   160,746.605            9.07          1,457,972
    Band 27                                                    35,385.950            9.00            318,474
    Band 28                                                    17,999.562            8.97            161,456
    Band 29                                                   141,363.527            8.96          1,266,617
    Band 30                                                    44,488.261            8.89            395,501
    Band 31                                                    31,625.878            8.86            280,205
    Band 32                                                    15,111.452            8.79            132,830
    Band 33                                                    10,467.646            8.75             91,592
    Band 34                                                       979.271            8.72              8,539
                                                       -------------------                 ------------------
                                                              510,888.666                        $ 4,584,245
                                                       ===================                 ==================
Wells Fargo VT Asset Allocation
Contracts in accumulation period:
    Band 14                                                     2,336.655         $ 10.54           $ 24,628
                                                       -------------------                 ------------------
                                                                2,336.655                           $ 24,628
                                                       ===================                 ==================
Wells Fargo VT Equity Income
Contracts in accumulation period:
    Band 14                                                       981.866         $ 10.75           $ 10,555
                                                       -------------------                 ------------------
                                                                  981.866                           $ 10,555
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Wells Fargo VT Large Company Growth
Contracts in accumulation period:
    Band 14                                                     3,283.464         $ 10.26           $ 33,688
                                                       -------------------                 ------------------
                                                                3,283.464                           $ 33,688
                                                       ===================                 ==================
Wells Fargo VT Small Cap Growth
Contracts in accumulation period:
    Band 14                                                       661.268         $ 10.64            $ 7,036
                                                       -------------------                 ------------------
                                                                  661.268                            $ 7,036
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

      Bands                                                      Products
-------------------  ---------------------------------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000),
                     Access - Standard (pre February 2000),  Premium Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
                     Standard (post 2000), Generations - Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000), Access - Standard (post
                     January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post 2000), ES II - Deferred
                     Ratchet (post 2000), Generations - Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000), DVA Plus - Max 5.5 (post
                     January 2000), Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre Feburary 2000), Premium
                     Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post
                     2000), Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access - 5.5% Solution (post
                     January 2000 and post 2000), Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution
                     (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet (post 2000), Generations -
                     Annual Ratchet, Landmark - Standard, Opportunities - Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000), Access - Max 5.5 (post January
                     2000), DVA Plus - Annual Ratchet (post 2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution (pre
                     February 2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post
                     2000), ES II - 7% Solution (post 2000), Generations - 7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post April 2001), Premium Plus - 7%
                     Solution (post January 2000 and post 2000), Landmark - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January 2000 and post 2000),
                     Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7
Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              ING Rollover Choice Option I (pre August 7, 2003), Focus VA Option I
Band 36              ING Rollover Choice Option II (pre August 7, 2003), Focus VA Option II
Band 37              ING Rollover Choice Option III (pre August 7, 2003)
Band 38              ING Rollover Choice Option I (post August 6, 2003)
Band 39              ING Rollover Choice Option II (post August 6, 2003)
Band 40              ING Rollover Choice Option III (post August 6, 2003)
Band 41              SmartDesign Signature Option I
Band 42              SmartDesign Signature Option II
Band 43              SmartDesign Signature Option III

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

9.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series N
      2003                           2,282   $10.14 to $10.38       $ 23,357        2.73  %   1.45% to 2.40%       1.81% to 2.77%
      2002                           2,862    $9.96 to $10.10         28,661        1.35      0.95% to 1.90%      -2.73% to -1.75%
      2001                           3,009   $10.24 to $10.28         30,868        2.25      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series P
      2003                          10,880    $9.89 to $10.26        110,101        2.58      1.45% to 3.05%       0.82% to 2.40%
      2002                          14,328    $9.81 to $10.02        143,846        0.07      0.75% to 2.55%      -1.80% to -0.20%
      2001                          15,276    $9.99 to $10.04        153,045          **      0.95% to 2.55%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series Q
      2003                          12,692   $10.13 to $10.51        131,095           -      1.25% to 3.05%       2.01% to 3.85%
      2002                          16,855    $9.93 to $10.12        169,029        2.51      0.75% to 2.55%       -0.70% to 1.20%
      2001                             190        $10.00               1,904          **      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund  -  Series R
      2003                          12,873   $10.30 to $10.64        134,755        0.01      1.25 % to 3.05%      2.90% to 4.72%
      2002                          16,911   $10.01 to $10.16        170,526         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series S
      2003                          15,576   $10.24 to $10.54      $ 161,820        0.09  %   1.25% to 3.05%       2.61% to 4.56%
      2002                          21,867    $9.98 to $10.08        219,270         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series T
      2003                          15,618   $10.31 to $10.56        162,882        0.13      1.25% to 3.05%       2.69% to 4.55%
      2002                          23,643   $10.04 to $10.10        237,948         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series U
      2003                          16,063   $10.42 to $10.62        168,926           -      1.25% to 3.05%       4.30% to 6.20%
      2002                             105    $9.99 to $10.00          1,048         ***      0.75% to 2.20%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series V
      2003                          33,567    $9.64 to $9.78         325,984        ****      1.25% to 3.05%            ****
      2002                            ****         ****                 ****        ****           ****                 ****
      2001                            ****         ****                 ****        ****           ****                 ****
      2000                            ****         ****                 ****        ****           ****                 ****
    ING AIM Mid-Cap Growth
      (Service Class)
      2003                          16,058   $13.10 to $14.78        221,733           -      0.80% to 2.25%      41.01% to 42.94%
      2002                          14,324    $9.29 to $10.34        139,852           -      0.80% to 2.25%     -33.26% to -32.24%
      2001                          17,855   $13.92 to $15.26        259,382           -      0.80% to 2.25%     -22.66% to -21.78%
      2000                          19,182   $18.40 to $19.51        359,734           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING AIM Mid-Cap Growth
      (Advisor Class)
      2003                             235   $13.60 to $13.68        $ 3,194           -  %   1.40% to 1.85%      41.23% to 41.76%
      2002                               8    $9.63 to $9.65              78         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Alliance Mid-Cap Growth
      (Service Class)
      2003                          28,328   $15.55 to $17.43        462,824           -      0.80% to 2.25%      63.34% to 65.68%
      2002                          24,777    $9.52 to $10.52        246,769           -      0.80% to 2.25%     -31.66% to -30.56%
      2001                          27,303   $13.93 to $15.15        395,434           -      0.80% to 2.25%     -15.42% to -14.46%
      2000                          27,139   $16.80 to $17.71        463,399           *             *                    *
    ING Alliance Mid-Cap Growth
      (Advisor Class)
      2003                             270   $17.10 to $17.21          4,624           -      1.40% to 1.85%      63.64% to 64.53%
      2002                              14   $10.45 to $10.46            148         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING American Funds Growth
      2003                          12,298   $10.73 to $10.79        132,320        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING American Funds Growth-
      Income
      2003                           9,106   $10.95 to $11.01         99,959        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING American Funds
      International
      2003                           3,906   $11.57 to $11.64       $ 45,340        ****  %   0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING Capital Guardian Large
      Cap Value (Service Class)
      2003                          55,938    $9.81 to $10.52        561,288        0.05      0.50% to 2.25%      33.65% to 36.09%
      2002                          39,602    $7.34 to $7.73         295,688        0.25      0.50% to 2.25%     -25.48% to -24.22%
      2001                          27,628    $9.85 to $10.20        275,489        0.25      0.50% to 2.25%      -5.43% to -4.44%
      2000                           9,362   $10.50 to $10.59         98,545           *             *                    *
    ING Capital Guardian Large
      Cap Value (Advisor Class)
      2003                             495   $13.72 to $13.81          6,805           -      1.40% to 1.85%      33.85% to 34.47%
      2002                              32   $10.25 to $10.27            333         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Capital Guardian Managed
      Global (Service Class)
      2003                          19,452   $16.82 to $20.51        352,387           -      0.50% to 2.25%      33.28% to 35.65%
      2002                          16,459   $12.62 to $15.12        223,084        0.13      0.50% to 2.25%     -22.00% to -20.59%
      2001                          14,451   $16.18 to $19.04        250,388        0.13      0.50% to 2.25%     -13.60% to -12.34%
      2000                          11,365   $19.34 to $21.72        228,347           *             *                    *
    ING Capital Guardian Managed
      Global (Advisor Class)
      2003                             152   $13.68 to $13.76          2,084           -      1.40% to 1.85%      33.72% to 34.38%
      2002                               5        $10.23                  50         ***      1.75% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Capital Guardian Small
      Cap (Service Class)
      2003                          30,090   $16.97 to $19.55      $ 537,286        0.15  %   0.50% to 2.25%      37.19% to 39.64%
      2002                          26,339   $12.37 to $14.00        341,146        0.12      0.80% to 2.25%     -27.11% to -25.80%
      2001                          27,165   $16.97 to $18.87        480,513        0.13      0.50% to 2.25%      -3.40% to -1.97%
      2000                          23,107   $17.94 to $19.25        422,097           *             *                    *
    ING Capital Guardian Small
      Cap (Advisor Class)
      2003                             310   $13.37 to $13.45          4,148        0.18      1.40% to 1.85%      37.55% to 38.23%
      2002                              33    $9.72 to $9.73             321         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Developing World
      (Service Class)
      2003                          12,265    $8.57 to $9.34         109,258        0.21      0.80% to 2.25%      43.31% to 45.48%
      2002                           9,702    $5.98 to $6.42          60,000           -      0.80% to 2.25%     -12.70% to -11.45%
      2001                          10,141    $6.85 to $7.25          71,466        1.18      0.80% to 2.25%      -7.10% to -5.97%
      2000                           7,211    $7.47 to $7.71          54,398           *             *                    *
    ING Developing World
      (Advisor Class)
      2003                             140   $13.92 to $14.00          1,956        0.20      1.40% to 1.85%      43.51% to 44.18%
      2002                               8    $9.70 to $9.71              79         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Eagle Asset Value
      Equity (Service Class)
      2003                          11,683   $16.67 to $19.53        212,149        0.22      0.80% to 2.55%      22.12% to 24.24%
      2002                          11,740   $13.65 to $15.72        173,239        0.69      0.80% to 2.55%     -20.82% to -17.70%
      2001                          10,991   $17.24 to $19.10        199,039        0.85      0.80% to 2.25%      -6.21% to -5.21%
      2000                           9,358   $18.85 to $20.15        180,722           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Eagle Asset Value Equity
      (Advisor Class)
      2003                              86   $11.80 to $11.87        $ 1,022        0.18  %   1.40% to 1.85%      22.79% to 23.26%
      2002                              11    $9.61 to $9.63             107         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    IMG FMR Diversified Mid-Cap
      (Service Class)
      2003                          17,427    $9.25 to $9.68         164,205           -      0.90% to 2.25%      30.47% to 32.42%
      2002                          12,695    $7.09 to $7.31          91,159        0.29      0.90% to 2.25%     -21.13% to -20.11%
      2001                           6,381    $8.99 to $9.15          57,814        0.48      0.90% to 2.25%      -8.41% to -7.79%
      2000                           1,150    $9.87 to $9.88          11,358           *             *                    *
    IMG FMR Diversified Mid-Cap
      (Advisor Class)
      2003                             303   $12.38 to $12.46          3,754           -      1.40% to 1.85%      30.73% to 31.43%
      2002                              23    $9.47 to $9.48             220         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Goldman Sachs Internet
      Tollkeeper (Service Class)
      2003                           8,371    $6.31 to $6.55          53,622           -      0.90% to 2.25%      37.77% to 39.66%
      2002                           2,769    $4.58 to $4.69          12,802           -      0.90% to 2.25%     -39.50% to -38.61%
      2001                             709    $7.57 to $7.64           5,389          **      0.90% to 2.25%             **
      2000                              **          **                    **          **            **                   **
    ING Goldman Sachs Internet
      Tollkeeper (Advisor Class)
      2003                             180   $14.37 to $14.46          2,595           -      1.40% to 1.85%      38.17% to 38.77%
      2002                               5   $10.40 to $10.42             53         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Hard Assets (Service
      Class)
      2003                           6,911   $18.51 to $23.06      $ 140,016        0.37  %   0.80% to 2.25%       48.79% to 51.02%
      2002                           4,986   $12.44 to $15.93         67,753        0.68      0.50% to 2.25%       -1.50% to 4.32%
      2001                           2,395   $12.63 to $15.27         33,209           -      0.80% to 2.25%      -13.82% to -12.84%
      2000                           2,584   $15.34 to $17.52         41,509           *             *                    *
    ING Hard Assets (Advisor
      Class)
      2003                             207   $14.66 to $14.74          3,037        0.45      1.40% to 1.85%       49.29% to 49.95%
      2002                              10    $9.82 to $9.83              97         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING International (Service
      Class)
      2003                          17,997    $8.59 to $9.63         162,082        0.25      0.80% to 2.25%       26.32% to 28.23%
      2002                          16,969    $6.80 to $7.46         120,477        0.75      0.90% to 2.25%      -18.76% to -16.93%
      2001                          16,734    $8.37 to $8.98         144,061           -      0.90% to 2.10%      -24.87% to -22.18%
      2000                          17,171   $11.23 to $11.73        194,618           *             *                    *
    ING International (Advisor
      Class)
      2003                             401   $12.40 to $12.47          4,980        0.31      1.40% to 1.85%       26.66% to 27.24%
      2002                              26    $9.79 to $9.80             254         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Growth and Income
      (Service Class)
      2003                          26,637    $8.20 to $10.81        224,722        0.03      0.90% to 2.55%       19.36% to 21.49%
      2002                          18,616    $6.87 to $7.13         130,345        0.45      0.90% to 2.55%      -21.75% to -20.16%
      2001                          10,487    $8.78 to $8.93          92,720        1.02      0.90% to 2.25%      -11.18% to -10.34%
      2000                           1,280    $9.93 to $9.96          12,726           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Janus Growth and Income
      (Advisor Class)
      2003                             616   $11.66 to $11.73        $ 7,195           -  %   1.40% to 1.85%      20.06% to 20.58%
      2002                              60    $9.71 to $9.73             587         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Special Equity
      (Service Class)
      2003                           6,039    $8.76 to $9.16          53,911           -      0.90% to 2.25%      46.98% to 48.94%
      2002                           3,609    $5.96 to $6.15          21,794           -      0.90% to 2.25%     -27.58% to -26.61%
      2001                           2,932    $8.23 to $8.38          24,325        0.37      0.90% to 2.25%      -6.87% to -6.19%
      2000                             663    $8.88 to $8.89           5,891           *             *                    *
    ING Janus Special Equity
      (Advisor Class)
      2003                              56   $14.91 to $14.27            801           -      1.40% to 1.85%       47.51% to 48.18%
      2002                               6    $9.62 to $9.63              56         ***      1.40% to 1.75%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Jennison Equity
      Opportunities (Service
      Class)
      2003                          17,530   $17.58 to $20.87        333,380        0.09      0.80% to 2.25%       28.13% to 30.03%
      2002                          19,040   $13.72 to $16.05        280,954        0.13      0.80% to 2.25%     -30.85% to -29.82%
      2001                          20,717   $19.84 to $22.87        440,209        0.07      0.80% to 2.25%     -14.67% to -13.67%
      2000                          19,193   $24.06 to $26.49        477,934           *             *                    *
    ING Jennison Equity
      Opportunities (Advisor
      Class)
      2003                             131   $12.52 to $12.59          1,639        0.12      1.40% to 1.85%      28.54% to 29.13%
      2002                               3    $9.74 to $9.75              34         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------ ------------- -------------------- -------------------
    ING JPMorgan Fleming Small
      Cap Equity (Service Class)
      2003                           6,338   $10.18 to $11.02       $ 65,484          -  %    0.80% to 2.55%      30.85% to 33.12%
      2002                           1,212    $7.79 to $7.87           9,490        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING JPMorgan Fleming Small
      Cap Equity (Advisor Class)
      2003                             889   $12.45 to $12.52         11,088          -       1.40% to 1.85%      31.33% to 31.93%
      2002                              54    $9.48 to $9.49             511        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Service Class)
      2003                           3,272   $10.44 to $11.69         34,644       0.99       0.90% to 2.55%      27.94% to 30.06%
      2002                             608    $8.17 to $8.25           4,990        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Advisor Class)
      2003                             203   $12.52 to $12.60          2,550       1.03       1.40% to 1.85%      28.54% to 29.10%
      2002                              17    $9.74 to $9.76             165        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Limited Maturity Bond
      2003                          27,037   $17.94 to $23.37        534,954       0.74       0.50% to 2.25%       0.56% to 2.32%
      2002                          28,506   $17.84 to $22.84        558,941       3.62       0.50% to 2.25%       4.82% to 6.68%
      2001                          19,509   $17.02 to $21.41        364,062       4.84       0.50% to 2.25%       6.78% to 8.30%
      2000                          11,438   $16.67 to $19.77        200,958          *              *                   *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Liquid Assets (Service
      Class)
      2003                          49,098    $9.95 to $18.00       $ 745,674       0.78  %    0.50% to 2.55%       -1.78% to 0.22%
      2002                          66,797   $13.46 to $17.34       1,023,179       1.42       0.50% to 2.55%       -1.17% to 0.96%
      2001                          69,541   $13.62 to $17.79       1,071,485       3.59       0.50% to 2.55%       1.86% to 3.01%
      2000                          44,678   $14.50 to $16.61         679,666          *              *                    *
    ING Liquid Assets (Advisor
      Class)
      2003                             490    $9.85 to $9.91            4,837       0.81       1.40% to 1.85%      -1.30% to -0.80%
      2002                             180    $9.98 to $9.99            1,800        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Marisco Growth (Service
      Class)
      2003                          57,559   $12.87 to $14.76         778,700          -       0.50% to 2.25%       29.74% to 32.02%
      2002                          53,954    $9.92 to $11.18         560,041          -       0.50% to 2.25%     -31.16% to -29.91%
      2001                          66,921   $14.41 to $15.95       1,002,892          -       0.50% to 2.25%     -31.55% to -30.59%
      2000                          67,525   $21.49 to $22.98       1,474,980          *              *                    *
    ING Marisco Growth (Advisor
      Class)
      2003                             654   $12.71 to $12.79           8,324          -       1.40% to 1.85%       30.23% to 30.81%
      2002                               9    $9.76 to $9.78               92        ***       1.40% to 1.75%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Focus Value
      (Service Class)
      2003                           2,431   $10.68 to %10.92          26,184       0.21       0.90% to 2.25%       28.33% to 30.00%
      2002                             710    $8.32 to $8.40            5,931        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Mercury Focus Value
      (Advisor Class)
      2003                          61,511   $13.07 to $13.15           $ 805       0.23  %    1.40% to 1.85%      28.64% to 29.30%
      2002                               5   $10.16 to $10.17              48        ***       1.65% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Service Class)
      2003                           1,372    $9.84 to $10.07          13,630          -       0.90% to 2.25%       24.09% to 25.88%
      2002                             345    $7.93 to $8.00            2,742        ***       0.90% to 2.15%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Advisor Class)
      2003                          72,746   $11.74 to $11.81             856          -       1.40% to 1.85%      24.36% to 24.97%
      2002                              11    $9.44 to $9.45              108        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Mid-Cap Growth
      (Service Class)
      2003                          29,373   $20.36 to $23.98         634,357          -       0.50% to 2.25%       36.01% to 38.45%
      2002                          27,548   $14.97 to $17.32         435,581          -       0.50% to 2.25%     -49.97% to -49.07%
      2001                          29,521   $29.92 to $34.01         928,290       0.37       0.50% to 2.25%     -25.09% to -24.25%
      2000                          27,623   $40.98 to $43.92       1,158,061          *              *                    *
    ING MFS(R) Mid-Cap Growth
      (Advisor Class)
      2003                             722   $13.31 to $13.39           9,625          -       1.40% to 1.85%       36.48% to 37.05%
      2002                              56    $9.75 to $9.77              549        ***       1.40% to 1.80%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING MFS(R) Research
      (Service Class)
      2003                          27,160   $16.70 to $19.66       $ 494,911       0.21  %    0.80% to 2.55%      21.45% to 23.57%
      2002                          28,285   $13.75 to $15.91         421,035       0.41       0.80% to 2.55%     -28.35% to -25.45%
      2001                          31,622   $19.19 to $21.34         637,711       0.12       0.80% to 2.25%     -22.97% to -22.09%
      2000                          30,638   $25.56 to $27.39         800,528          *              *                    *
    ING MFS(R) Research
      (Advisor Class)
      2003                             165   $11.84 to $11.92           1,951       0.18       1.40% to 1.85%       22.06% to 22.66%
      2002                              34    $9.70 to $9.72              326        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Total Return
      (Service Class)
      2003                          52,822   $10.66 to $24.07       1,142,408       0.53       0.50% to 2.55%       13.79% to 16.17%
      2002                          45,174   $17.48 to $20.72         853,266       2.36       0.50% to 2.55%      -7.51% to -5.56%
      2001                          39,136   $18.90 to $21.94         793,394       4.88       0.50% to 2.55%      -1.44% to -0.32%
      2000                          29,621   $20.10 to $21.54         608,868          *              *                    *
    ING MFS(R) Total Return
      (Advisor Class)
      2003                           1,416   $11.46 to $11.53          16,257       0.74       1.40% to 1.85%       14.26% to 14.84%
      2002                              95   $10.03 to $10.04             955        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING PIMCO Core Bond
      (Service Class)
      2003                          40,186   $10.25 to $13.94         514,027       0.48       0.75% to 2.55%        2.08% to 3.97%
      2002                          34,238   $11.55 to $13.41         425,125       3.72       0.80% to 2.55%       3.69% to 8.23%
      2001                           9,873   $11.14 to $12.39         114,996       0.40       0.80% to 2.25%       0.53% to 1.64%
      2000                           3,438   $11.37 to $12.19          40,000          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING PIMCO Core Bond
      (Advisor Class)
      2003                           1,573   $10.50 to $10.57       $ 16,545        0.67  %   1.40% to 1.85%       2.54% to 3.02%
      2002                              97   $10.24 to $10.26            992         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers All
      Cap (Service Class)
      2003                          36,433   $11.11 to $11.94        421,482        0.06      0.90% to 2.55%       35.73% to 37.56%
      2002                          29,232    $8.34 to $8.68         247,740        0.22      0.90% to 2.55%     -27.23% to -26.19%
      2001                          25,814   $11.46 to $11.76        299,314        1.47      0.90% to 2.25%       0.00% to 0.94%
      2000                           9,062   $11.54 to $11.65        104,883           *             *                    *
    ING Salomon Brothers All Cap
      (Advisor Class)
      2003                             472   $12.96 to $13.04          6,124           -      1.40% to 1.85%       36.13% to 36.83%
      2002                              18    $9.52 to $9.53             176         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers
      Investors (Service Class)
      2003                          13,185   $10.10 to $11.13        136,147        0.18      0.90% to 2.25%       28.34% to 30.04%
      2002                          11,516    $7.87 to $8.19          92,136        0.81      0.90% to 2.25%     -24.69% to -23.67%
      2001                           8,646   $10.45 to $10.73         91,400        1.30      0.90% to 2.25%      -6.16% to -5.13%
      2000                           1,917   $11.21 to $11.31         21,558           *             *                    *
    ING Salomon Brothers
      Investors (Advisor Class)
      2003                              81   $12.54 to $12.61          1,014        0.15      1.40% to 1.85%       28.72% to 29.20%
      2002                              30    $9.74 to $9.75             297         ***      1.65% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
------------------------------- ---------- -------------------- -------------- ------------ ------------------- ------------------
    ING T. Rowe Price Capital
      Appreciation (Service
      Class)
      2003                          41,070   $30.30 to $37.73       $1,365,679       0.36  %   0.80% to 2.25%      22.42% to 24.23%
      2002                          34,525   $24.75 to $30.37          935,079       1.72      0.80% to 2.25%      -1.79% to -0.33%
      2001                          23,375   $25.20 to $30.47          644,971       3.34      0.80% to 2.25%       7.85% to 9.02%
      2000                          13,395   $24.47 to $27.95          345,651          *             *                    *
    ING T. Rowe Price Capital
      Appreciation (Advisor
      Class)
      2003                           1,646   $12.26 to $12.33           20,206       0.48      1.40% to 1.85%       22.70% to 23.18%
      2002                              89    $9.99 to $10.01              894        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING T. Rowe Price Equity
      Income (Service Class)
      2003                          26,391   $22.16 to $28.87          643,858       0.31      0.50% to 2.25%       22.36% to 24.55%
      2002                          20,545   $18.11 to $23.18          409,670       1.34      0.50% to 2.25%     -15.14% to -13.64%
      2001                          17,698   $21.34 to $26.84          416,763       1.95      0.50% to 2.25%       -0.58% to 1.46%
      2000                          12,207   $22.48 to $26.61          291,793          *             *                    *
    ING T. Rowe Price Equity
      Income (Advisor Class)
      2003                             896   $12.05 to $12.12           10,819       0.38      1.40% to 1.85%       22.83% to 23.30%
      2002                              65    $9.81 to $9.83               640        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING UBS U.S. Balanced
      (Service Class)
      2003                           8,206    $8.22 to $8.59            68,664       0.01      0.90% to 2.25%       15.41% to 16.87%
      2002                           6,551    $7.12 to $7.35            47,241       1.11      0.90% to 2.25%     -16.73% to -15.52%
      2001                           5,718    $8.55 to $8.70            49,242       1.78      0.90% to 2.25%      -8.32% to -7.68%
      2000                             501    $9.37 to $9.38             4,696          *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING UBS U.S. Balanced
      (Advisor Class)
      2003                              85   $11.33 to $11.37           $ 963       ****  %    1.40% to 1.85%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Van Kampen Equity
      Growth (Service Class)
      2003                           3,146    $9.40 to $9.62           29,848       0.02       0.90% to 2.25%      20.82% to 22.55%
      2002                             559    $7.78 to $7.85            4,362        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Equity
      Growth (Advisor Class)
      2003                             505   $11.68 to $11.75           5,909          -       1.40% to 1.85%      21.29% to 21.89%
      2002                              48    $9.63 to $9.64              458        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Service Class)
      2003                           5,295   $10.85 to $11.12          58,019       0.82       0.80% to 2.25%       23.30% to 25.23%
      2002                           1,661    $8.80 to $8.88           14,670        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Advisor Class)
      2003                           1,232   $11.75 to $11.82          14,506       0.88       1.40% to 1.85%       23.55% to 24.16%
      2002                              74    $9.51 to $9.52              708        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ----------  -------------------  ------------  ------------ ------------------- -------------------
    ING Van Kampen Growth and
      Income (Service Class)
      2003                          31,390    $20.97 to $25.14      $ 705,253        0.26  %   0.50% to 2.25%      25.04% to 27.23%
      2002                          30,992    $16.77 to $19.76        554,608        0.84      0.50% to 2.25%     -16.69% to -15.19%
      2001                          34,270    $20.13 to $23.30        732,049        0.30      0.50% to 2.25%     -13.63% to -12.68%
      2000                          34,836    $24.00 to $26.02        860,338           *             *                    *
    ING Van Kampen Growth and
      Income (Advisor Class)
      2003                           1,961    $12.25 to $12.33         24,058        0.34      1.40% to 1.85%       25.26% to 25.94
      2002                             101     $9.78 to $9.79             990         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Van Kampen Real Estate
      (Service Class)
      2003                           9,000    $33.44 to $43.58        330,864        0.20      0.50% to 2.25%       34.62% to 37.04%
      2002                           6,881    $24.84 to $31.80        187,607        3.73      0.50% to 2.25%       -2.05% to 0.31%
      2001                           4,535    $25.36 to $31.90        126,169        4.29      0.50% to 2.25%       6.07% to 7.28%
      2000                           3,804    $25.04 to $28.59        100,303           *             *                    *
    ING Van Kampen Real Estate
      (Advisor Class)
      2003                             481    $12.96 to $13.03          6,246        0.18      1.40% to 1.85%      35.00% to 35.59%
      2002                              29     $9.60 to $9.61             276         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Alger Aggressive Growth
      2003                              53    $9.78 to $12.04             557        ****      0.75% to 1.35%             ****
      2002                            ****          ****                 ****        ****            ****                 ****
      2001                            ****          ****                 ****        ****            ****                 ****
      2000                            ****          ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING Alger Growth
    2003                                15    $8.74 to $11.67           $ 142          -  %    0.75% to 1.00%           33.23%
    2002                                 6         $6.56                   39        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING American Century Small
    Cap Value
    2003                                15   $10.87 to $11.83             162          -       0.75% to 1.20%      34.20% to 34.53%
    2002                                 -         $8.10                    2        ***            0.95%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Baron Small Cap Growth
    2003                                89   $11.48 to $11.54           1,028       ****       0.75% to 1.35%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING JPMorgan Fleming
    International
    2003                               679   $10.42 to $12.24           8,019       0.05       0.75% to 2.55%      28.17% to 28.50%
    2002                                 1    $8.13 to $8.14                7        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING JPMorgan Mid Cap Value
    2003                               527   $10.95 to $11.88           6,151       0.50       0.75% to 2.55%       26.73% to 29.13%
    2002                                33    $9.09 to $9.19              301        ***       0.95% to 2.55%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
 ING MFS(R) Capital
   Opportunities (Initial Class)
   2003                                389    $7.53 to $10.73         $ 3,009       0.14  %    0.95% to 2.55%      24.88% to 26.70%
   2002                                209    $6.04 to $6.18            1,280          -       0.95% to 2.40%     -37.64% to -32.29%
   2001                                 78    $8.92 to $9.91              698         **       0.95% to 1.90%             **
   2000                                 **          **                     **         **             **                   **
 ING MFS(R) Capital
   Opportunities (Service Class)
   2003                                 43    $8.69 to $11.29             391          -       0.75% to 1.00%           26.86%
   2002                                 11         $6.85                   72        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Global Growth
   2003                                147   $10.60 to $11.89           1,586          -       0.75% to 2.55%      28.48% to 30.78%
   2002                                  9    $8.27 to $8.35               75        ***       0.75% to 2.20%             ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Research Equity
   2003                                 10    $9.02 to $11.25              97       ****       0.75% to 1.35%             ****
   2002                               ****         ****                  ****       ****             ****                 ****
   2001                               ****         ****                  ****       ****             ****                 ****
   2000                               ****         ****                  ****       ****             ****                 ****
 ING OpCap Balanced Value
   2003                                 40   $10.08 to $11.28             408       2.25       0.75% to 1.20%           29.23%
   2002                                 16         $7.80                  126        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING PIMCO Total Return
      2003                             176   $10.21 to $11.11         $ 1,918       4.14  %    0.75% to 1.35%       2.89% to 3.35%
      2002                              55        $10.75                  593        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Aggressive Growth
      2003                           1,285   $10.77 to $10.83          13,880       ****       0.95% to 2.55%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Salomon Brothers
      Fundamental Value
      2003                              56   $10.31 to $11.85             600       1.64       0.75% to 1.35%      39.32% to 39.68%
      2002                               1         $7.41                    9        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Investors Value
      2003                              36    $9.85 to $11.62             362       0.55        0.75% to 1.20%     29.95% to 30.35%
      2002                               -         $7.61                    4        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING T. Rowe Price Growth
      Equity
      2003                             229    $9.68 to $11.51           2,295       0.16        0.75% to 1.20%      29.07% to 29.65%
      2002                              19    $7.51 to $7.52              144        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING UBS Tactical Asset
    Allocation
    2003                                 9    $9.50 to $11.48            $ 89          -  %    0.75% to 1.35%           25.99%
    2002                                 -         $7.54                    2        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Van Kampen Comstock
    2003                             3,551   $10.41 to $11.58          37,583       1.07       0.75% to 2.55%      26.33% to 28.66%
    2002                               210    $8.24 to $8.34            1,737        ***       0.75% to 2.40%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING GET U.S. Core Portfolio -
    Series 1
    2003                            21,571   $10.19 to $10.29         220,805       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 2
    2003                            16,692   $10.00 to $10.05         167,331       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 3
    2003                               897    $9.99 to $10.00           8,966       ****       0.95% to 2.55%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VIT Worldwide Growth
      2003                           7,678    $6.35 to $6.75         $ 50,319          -  %    0.90% to 2.55%      25.74% to 27.95%
      2002                           5,299    $5.05 to $5.28           27,358       0.02       0.90% to 2.55%     -27.02% to -25.42%
      2001                           2,863    $6.92 to $7.08           20,014          -       0.90% to 2.25%     -20.18% to -19.36%
      2000                             635    $8.72 to $8.78            5,554          *              *                    *
    ING VP Balanced
      2003                             109   $11.04 to $11.34           1,231       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Bond
      2003                           6,454   $10.34 to $11.25          71,483       2.15       0.75% to 2.25%        3.69% to 5.14%
      2002                           4,668   $10.58 to $10.69          49,590        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Growth
      2003                              32    $8.90 to $11.49             292          -       0.75% to 1.35%      28.61% to 29.11%
      2002                               7         $6.94                   46        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Index Plus LargeCap
      2003                           6,637    $8.72 to $11.48          59,693       0.49       0.75% to 2.55%      22.64% to 24.90%
      2002                             634    $7.11 to $7.31            4,589       0.15       0.75% to 2.55%     -29.03% to -22.23%
      2001                              87    $9.36 to $9.40              812       2.73       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Index Plus MidCap
      2003                           1,784   $10.83 to $11.87        $ 19,893       0.21 %     0.75% to 2.55%      28.78% to 31.02%
      2002                             692    $8.41 to $8.64            5,909       0.31       0.75% to 2.55%      -14.79 to -12.82%
      2001                              83    $9.87 to $9.91              820         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP Index Plus SmallCap
      2003                           1,420   $11.03 to $11.99          16,341       0.06       0.75% to 2.55%       32.47% to 34.83%
      2002                             465    $8.47 to $8.70            4,005       0.36       0.75% to 2.55%     -15.89% to -13.95%
      2001                              67   $10.07 to $10.11             680         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Equity
      2003                              18    $9.52 to $12.19             197       ****       0.75% to 1.00%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Small Company
      2003                              82   $10.26 to $11.84             876       0.19       0.75% to 1.35%      36.25% to 36.64%
      2002                              21    $7.54 to $7.56              156        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Value Opportunity
      2003                             283    $7.82 to $8.18            2,270       0.60       0.75% to 2.55%      21.05% to 23.38%
      2002                             166    $6.46 to $6.63            1,086       0.40       0.75% to 2.55%     -28.22% to -26.66%
      2001                              33    $9.00 to $9.04              298         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Convertible
      2003                             326   $11.24 to $12.21         $ 3,925       4.96 %     0.95% to 2.55%      23.73% to 25.88%
      2002                             107    $9.48 to $9.70            1,034       3.17       0.95% to 2.55%      -9.37% to -7.79%
      2001                              18   $10.46 to $10.52             194     (10.36)      0.95% to 2.20%             **
      2000                              **          **                     **         **             **                   **
    ING VP Growth and Income
      2003                             143   $11.54 to $12.14           1,723       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Growth Opportunities
      2003                           3,822    $6.71 to $11.64          26,047          -       0.75% to 2.25%       29.29% to 31.39%
      2002                           1,895    $5.19 to $5.32            9,918          -       0.75% to 2.25%     -33.03% to -32.10%
      2001                             671    $7.75 to $7.82            5,219         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Value
      2003                              48   $10.86 to $12.05             534       0.35       0.75% to 1.20%      28.52% to 28.81%
      2002                               5    $8.45 to $8.47               42        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP LargeCap Growth
      2003                             240    $7.86 to $8.18            1,941          -       0.95% to 2.55%       29.70% to 31.72%
      2002                             163    $6.06 to $6.21            1,006       0.48       0.95% to 2.25%     -36.68% to -35.45%
      2001                              56    $9.57 to $9.62              533         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING VP MagnaCap
    2003                             3,033    $8.87 to $9.28         $ 27,551       0.74 %     0.90% to 2.55%      27.26% to 29.61%
    2002                             1,746    $7.00 to $7.16           12,338       1.02       0.90% to 2.25%     -24.73% to -23.74%
    2001                               579    $9.30 to $9.39            5,402       1.36       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  ING VP MidCap Opportunities
    2003                                29    $9.82 to $11.66             280          -       0.75% to 1.00%           15.94%
    2002                                 2         $7.24                   12        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING VP SmallCap Opportunities
    2003                            14,450    $6.16 to $12.02          90,453          -       0.75% to 2.25%      35.38% to 37.47%
    2002                             6,553    $4.55 to $4.67           30,118          -       0.75% to 2.25%     -45.05% to -44.14%
    2001                             1,737    $8.28 to $8.36           14,437         **       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  AIM V.I. Capital Appreciation
    2003                                 8    $9.42 to $11.56              77          -       0.75% to 1.10%           28.24%
    2002                                 4         $7.40                   27        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  AIM V.I. Core Equity
    2003                                17   $10.17 to $11.36             175       0.93       0.75% to 1.00%           23.12%
    2002                                 5         $8.26                   41        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    AIM V.I. Dent Demographic
      Trends
      2003                           5,905    $9.69 to $10.73        $ 58,307          - %     0.90% to 2.55%      33.84% to 36.04%
      2002                           1,550    $7.24 to $7.38           11,335          -       0.95% to 2.55%     -34.00% to -32.91%
      2001                             323   $10.97 to $11.00           3,550         **       0.95% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Growth
      2003                             302    $8.83 to $10.83           2,729          -       0.95% to 2.55%      27.60% to 29.60%
      2002                             121    $6.92 to $7.06              848          -       0.95% to 2.55%     -32.94% to -31.79%
      2001                              43   $10.32 to $10.35             443       1.09       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Premier Equity
      2003                              19    $8.43 to $11.32             174          -       0.75 % to 1.20%     23.61% to 23.83%
      2002                              12    $6.82 to $6.84               80        ***       0.75 % to 0.95%            ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    AllianceBernstein Growth
      and Income
      2003                           1,205    $9.31 to $11.04          11,497       0.62       0.95% to 2.55%      28.77% to 30.95%
      2002                             644    $7.23 to $7.40            4,730       3.91       0.95% to 2.55%     -24.45% to -23.00%
      2001                             172    $9.57 to $9.61            1,653         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AllianceBernstein Premier
      Growth
      2003                             448    $7.71 to $10.58           3,540          -       0.95% to 2.55%      20.28% to 22.26%
      2002                             322    $6.41 to $6.56            2,094          -       0.95% to 2.55%     -32.66% to -31.52%
      2001                             114    $9.52 to $9.58            1,091         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  AllianceBernstein Value
    2003                               605   $10.59 to $11.21         $ 6,560       0.69 %     0.95% to 2.55%      25.18% to 27.25%
    2002                               315    $8.46 to $8.66            2,709       0.17       0.95% to 2.55%     -15.23% to -13.83%
    2001                                59    $9.98 to $10.05             595         **       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Contrafund(R)
    2003                             1,945   $10.63 to $11.62          21,313       0.13       0.75% to 2.55%      25.06% to 27.26%
    2002                               513    $8.50 to $8.73            4,438       0.37       0.75% to 2.55%     -12.19% to -10.28%
    2001                               122    $9.68 to $9.73            1,183         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Equity-Income
    2003                            14,541    $9.76 to $11.73         145,256       0.47       0.75% to 2.55%      26.75% to 29.08%
    2002                             3,054    $7.70 to $7.91           23,851       1.09       0.75% to 2.55%     -18.95% to -17.69%
    2001                               203    $9.55 to $9.61            1,949         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Growth
    2003                            22,435    $8.09 to $11.65         185,642       0.03       0.75% to 2.55%      29.23% to 31.57%
    2002                             3,655    $6.26 to $6.43           23,212       0.02       0.90% to 2.55%     -32.32% to -30.79%
    2001                                75    $9.25 to $9.29              693         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Overseas
    2003                                69   $11.20 to $12.60             860          -       0.75% to 1.00%           41.95%
    2002                                 1         $7.89                    9        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Franklin Small Cap Value
    Securities
    2003                                20   $11.74 to $11.79           $ 236          -       0.75% to 0.95%      30.88% to 31.15%
    2002                                 2    $8.97 to $8.99               17        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Greenwich Appreciation
    2003                                39   $17.05 to $17.25             663       0.64       1.25% to 1.40%      22.84% to 23.04%
    2002                                42   $13.88 to $14.02             589       1.50       1.25% to 1.40%     -18.69% to -18.58%
    2001                                42   $17.07 to $17.22             723       1.15       1.25% to 1.40%      -5.32% to -5.18%
    2000                                46   $18.03 to $18.16             831          *              *                    *
  INVESCO VIF - Financial
    Services
    2003                             5,976    $9.76 to $11.16          59,604       0.67       0.80% to 2.55%      26.26% to 28.50%
    2002                             2,931    $7.73 to $7.92           22,941       1.15       0.90% to 2.55%     -17.15% to -15.76%
    2001                               256    $9.33 to $9.39            2,404       2.70       0.95% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Health Sciences
    2003                             9,056    $9.37 to $11.15          86,664          -       0.80% to 2.55%      24.60% to 26.81%
    2002                             4,013    $7.52 to $7.72           30,558          -       0.90% to 2.55%     -26.42% to -24.98%
    2001                             1,052   $10.22 to $10.29          10,790       3.60       0.95% to 2.55%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Leisure
    2003                             3,232   $10.50 to $10.91          34,410          -       0.95% to 2.55%      25.45% to 27.42%
    2002                               724    $8.39 to $8.47            6,097        ***       0.95% to 2.25%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  INVESCO VIF - Utilities
    2003                             3,684    $7.17 to $7.49         $ 26,968       1.62 %     0.80% to 2.55%      14.54% to 16.49%
    2002                             1,227    $6.26 to $6.43            7,783       1.12       0.95% to 2.55%     -22.62% to -20.91%
    2001                               119    $8.09 to $8.13              964       3.07       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Janus Aspen Series Balanced
    2003                               427   $10.36 to $10.91           4,464       2.30       0.75% to 1.20%      12.49% to 12.86%
    2002                                54    $9.21 to $9.25              496        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Flexible
    Income
    2003                               165   $10.30 to $11.58           1,873       4.27       0.75% to 1.20%       5.02% to 5.37%
    2002                                26   $10.97 to $10.99             283        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Growth
    2003                               103    $9.31 to $11.66           1,007          -       0.75% to 1.20%      30.03% to 30.46%
    2002                                27         $7.19                  192        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Worldwide
    Growth
    2003                               856    $8.13 to $11.60           7,200       0.84       0.75% to 2.55%      20.44% to 22.66%
    2002                               515    $6.75 to $6.93            3,534       0.52       0.75% to 2.55%      -27.58% to 26.20%
    2001                               139    $9.32 to $9.39            1,298       0.33       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Colonial Small Cap Value
    2003                             2,966   $13.77 to $13.87        $ 40,999       **** %     1.25% to 2.25%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Asset Allocation
    2003                                50   $11.95 to $11.99             601       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
                                                                                    ****             ****                 ****
  Liberty Equity
    2003                                81    $7.87 to $8.04              648       0.35       1.40% to 1.90%      21.83% to 22.37%
    2002                                75    $6.46 to $6.57              487       0.23       1.40% to 1.90%     -29.17% to -28.66%
    2001                                88    $9.12 to $9.21              807          -       1.40% to 1.80%     -19.72% to -19.28%
    2000                                94   $11.36 to $11.41           1,071          *              *                    *
  Liberty Federal Securities
    2003                                 9   $10.07 to $10.09              87       ****       1.40% to 1.70%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Small Company Growth
    2003                                 5   $14.94 to $14.98              75       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Oppenheimer Global Securities
    2003                               257   $10.80 to $12.54         $ 2,901       0.19 %     0.75% to 1.35%      41.36% to 41.72%
    2002                                27    $7.64 to $7.67              205        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Oppenheimer Strategic Bond
    2003                                60   $10.90 to $12.40             702       0.56       0.75% to 1.35%      15.90% to 16.21%
    2002                                 2   $10.65 to $10.67              16        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  PIMCO High Yield
    2003                            51,825   $10.69 to $12.55         608,775       7.38       0.50% to 2.55%       19.74% to 22.20%
    2002                            31,353    $9.32 to $10.27         305,237       8.20       0.80% to 2.55%      -4.80% to -1.63%
    2001                            23,564    $9.79 to $10.44         236,343       7.91       0.50% to 2.25%       0.30% to 1.57%
    2000                            16,336    $9.88 to $10.17         162,857          *              *                    *
  PIMCO StocksPLUS Growth and
    Income
    2003                            18,658    $9.85 to $10.71         190,536       2.08       0.80% to 2.25%       27.43% to 29.35%
    2002                            22,790    $7.73 to $8.28          181,637       2.69       0.80% to 2.25%     -22.00% to -20.84%
    2001                            23,718    $9.91 to $10.46         241,065       4.22       0.80% to 2.25%     -13.15% to -12.17%
    2000                            22,158   $11.56 to $11.91         258,484          *              *                    *
  Pioneer Equity-Income
    2003                                99    $9.98 to $11.35           1,010       2.02       0.75% to 1.35%      20.97% to 21.38%
    2002                                22    $8.27 to $8.28              179        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)    (lowest to highest) (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Pioneer Fund
      2003                           6,927    $8.84 to $11.43        $ 62,533       0.87 %     0.75% to 2.55%       20.27% to 22.55%
      2002                           2,697    $7.35 to $7.54           20,064       1.08       0.80% to 2.55%     -21.47% to -19.87%
      2001                             243    $9.36 to $9.41            2,275       0.91       0.95% to 1.90%              **
      2000                              **          **                     **         **             **                   **
    Pioneer Mid-Cap Value
      2003                          15,149   $11.94 to $12.84         190,493       0.17       0.75% to 2.25%      33.98% to 36.16%
      2002                           5,685    $9.27 to $9.43           53,062       0.56       0.75% to 2.25%     -13.36% to -12.03%
      2001                             480   $10.70 to $10.72           5,139         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Pioneer Small Company
      2003                             664    $9.40 to $10.61           6,391          -       0.95% to 2.55%      22.08% to 23.95%
      2002                             437    $7.70 to $7.89            3,417       0.03       0.95% to 2.55%     -19.29% to -17.90%
      2001                              98    $9.54 to $9.61              938         **       0.95% to 2.55%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Bull
      2003                          10,431    $8.04 to $8.37           85,664          -       0.90% to 2.40%       22.83% to 24.55%
      2002                           4,706    $6.57 to $6.72           31,265          -       0.90% to 2.25%     -25.68% to -24.66%
      2001                           2,316    $8.84 to $8.92           20,583         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Europe 30
      2003                           3,999    $8.02 to $12.09          32,874       0.13       0.90% to 2.55%      35.74% to 37.54%
      2002                           2,589    $5.96 to $6.10           15,627          -       0.90% to 2.25%     -27.49% to -26.42%
      2001                             764    $8.22 to $8.29            6,312         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------- ------------- ------------------- -------------------
    ProFund VP Rising Rates
      Opportunity
      2003                           2,457    $9.33 to $9.38         $ 22,975       **** %     0.95% to 2.55%            ****
      2002                            ****         ****                  ****       ****             ****                ****
      2001                            ****         ****                  ****       ****             ****                ****
      2000                            ****         ****                  ****       ****             ****                ****
    ProFund VP Small Cap
      2003                          12,620    $9.84 to $11.07         127,245          -       0.90% to 2.55%      39.52% to 41.54%
      2002                           5,371    $7.11 to $7.27           38,612          -       0.90% to 2.25%     -24.20% to -23.15%
      2001                           2,118    $9.38 to $9.46           19,968         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Jennison
      2003                          10,879    $5.23 to $5.56           58,724          -       0.90% to 2.55%      26.33% to 28.41%
      2002                           8,904    $4.14 to $4.33           37,748          -       0.90% to 2.55%     -33.33% to -31.81%
      2001                           7,335    $6.21 to $6.35           45,991          -       0.90% to 2.25%     -20.20% to -19.62%
      2000                             987    $7.82 to $7.85            7,732          *              *                   *
    SP Jennison International
      Growth
      2003                          12,262    $5.44 to $11.78          68,613          -       0.90% to 2.55%      35.66% to 37.98%
      2002                           3,751    $4.01 to $4.16           15,341          -       0.90% to 2.55%     -25.05% to -23.53%
      2001                           2,097    $5.35 to $5.44           11,310       0.24       0.90% to 2.25%     -37.19% to -36.52%
      2000                             318    $8.55 to $8.57            2,720          *              *                   *
    Putnam VT Discovery Growth
      2003                             403    $7.69 to $8.00            3,173          -       0.95% to 2.55%      28.60% to 30.72%
      2002                             271    $5.98 to $6.12            1,645          -       0.95% to 2.55%     -31.34% to -30.22%
      2001                              66    $8.71 to $8.77              577         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Putnam VT Growth and Income
    2003                               338    $9.05 to $9.62          $ 3,201       1.40 %     0.95% to 2.55%      24.31% to 26.25%
    2002                               220    $7.28 to $7.62            1,662       1.62       0.95% to 2.55%     -21.30% to -19.79%
    2001                                48    $9.25 to $9.50              455         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Putnam VT International Growth
    and Income
    2003                               394   $10.64 to $11.07           4,299       1.40       0.95% to 2.55%      34.51% to 36.67%
    2002                               371    $7.91 to $8.10            2,981       0.28       0.95% to 2.55%     -16.21% to -14.65%
    2001                                64    $9.44 to $9.49              604         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Smith Barney High Income
    2003                                22   $14.18 to $14.37             308       6.70       1.25% to 1.40%       25.71% to 25.94%
    2002                                28   $11.28 to $11.41             319      24.02       1.25% to 1.40%      -4.57% to -4.44%
    2001                                31   $11.82 to $11.94             370      12.01       1.25% to 1.40%      -5.14% to -4.94%
    2000                                36   $12.46 to $12.56             446          *              *                    *
  Smith Barney International All
    Cap Growth
    2003                                20   $11.09 to $11.23             221       0.95       1.25% to 1.40%       25.74% to 25.90%
    2002                                23    $8.82 to $8.92              201       0.95       1.25% to 1.40%     -26.74% to -26.64%
    2001                                25   $12.04 to $12.16             300          -       1.25% to 1.40%     -32.13% to -32.03%
    2000                                26   $17.74 to $17.89             455          *              *                    *
  Smith Barney Large Cap Value
    2003                                23   $17.73 to $17.96             405       1.55       1.25% to 1.40%       25.83% to 25.95%
    2002                                26   $14.09 to $14.26             371       3.74       1.25% to 1.40%     -26.46% to -26.30%
    2001                                29   $19.16 to $19.35             563       1.39       1.25% to 1.40%      -9.45% to -9.33%
    2000                                33   $21.16 to $21.34             692          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Smith Barney Money Market
    2003                                 4        $12.44                 $ 50       1.04 %          1.40%               -0.72%
    2002                                11   $12.53 to $12.68             143       1.30       1.25% to 1.40%       -0.16% to 0.00%
    2001                                17   $12.55 to $12.68             221       3.49       1.25% to 1.40%       2.28% to 2.42%
    2000                                13   $12.27 to $12.38             156          *              *                    *
  UBS Tactical Allocation
    2003                               511    $8.72 to $11.01           4,584       0.49       0.95% to 2.55%      24.22% to 26.15%
    2002                               217    $7.02 to $7.19            1,548       0.45       0.95% to 2.55%     -25.08% to -23.67%
    2001                                84    $9.37 to $9.42              787         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  WellsFargo VT Asset Allocation
    2003                                 2        $10.54                   25       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Equity Income
    2003                                 1        $10.75                   11       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Large Company
    Growth
    2003                                 3        $10.26                   34       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Wells Fargo VT Small Cap
      Growth
      2003                               1        $10.64                  $ 7       ****  %         1.90%                  ****
      2002                            ****         ****                  ****       ****             ****                  ****
      2001                            ****         ****                  ****       ****             ****                  ****
      2000                            ****         ****                  ****       ****             ****                  ****

*        Not provided for 2000.
** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
*** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
**** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C     Total Return is calculated as the change in unit value for each Band
      presented in Note 8.   Certain items in this table are presented as a
      range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%


(b)

EXHIBITS


(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
   (b) Dealers Agreement. (1)
   (c) Organizational Agreement (1)
   (d) Assignment Agreement for Organizational Agreement. (1)
   (e) Amendment to the Distribution Agreement between ING USA and DSI. (17)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (3)
   (b) Group Deferred Combination Variable and Fixed Annuity Contract. (3)
   (c) Individual Deferred Variable Annuity Contract. (3)
   (d) Individual Retirement Annuity Rider. (12)
   (e) ROTH Individual Retirement Annuity Rider. (12)
   (f) Minimum Guaranteed Income Benefit Rider. (11)
   (g) Minimum Guaranteed Withdrawal Benefit Rider. (16)
   (h) Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option. (16)
   (i) Living Benefit Rider Endorsement (Inforce Riders). (16)
   (j) Death Benefit Endorsement No.1 (7% Solution Enhanced). (16)
   (k) Death Benefit Endorsement No.2 (Ratchet Enhanced). (16)
   (l) Death Benefit Endorsement No.3 (Standard). (16)
   (m) Death Benefit Endorsement No.4 (Max 7 Enhanced). (16)
   (n) Death Benefit Endorsement No.5 (Base Death Benefit). (16)
   (o) Death Benefit Endorsement No.6 (Inforce Contracts). (16)
   (p) Earnings Enhancement Death Benefit Rider. (7)
   (q) Simple Retirement Annuity Rider. (12)
   (r) 403(b) Retirement Annuity Rider. (12)
   (s) Company Address and Name Change Endorsement. (16)

(5)(a) Individual Deferred Combination Variable and Fixed Annuity
        Application. (15)
   (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form.(4)

(6)(a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04). (16)
   (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04). (16)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (3)
   (d) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (16)

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and The PIMCO Variable Insurance Trust. (3)
   (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (2)
   (c) Service Agreement between Golden American and Directed Services, Inc. (2)
   (d) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (5)
   (e) Amendment to the Participation Agreement between Golden American and The Prudential Series Fund, Inc. (6)
   (f) Form of Participation Agreement between Golden American and ProFunds. (8)
   (g) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies. (9)
   (h) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. (9)
   (i) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies. (9)
   (j) Participation Agreement between Golden American and ING Variable Products Trust. (10)
   (k) Participation Agreement between Golden American and ING Variable Insurance Trust. (10)
   (l) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (10)
   (m) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (10)
   (n) Participation Agreement between Golden American and Pioneer Variable Contracts Trust. (10)
   (o) Participation Agreement between Golden American and Fidelity Distributors Corporation. (10)
   (p) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management Company. (14)

(9)  Opinion and Consent of Kimberly J. Smith.

(10)(a)  Consent of Ernst & Young LLP, Independent Auditors.
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Powers of Attorney. (18)

-------------------------------

1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

2) Incorporated herein to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

3) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

4) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28769, 811-5626).

6) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28769, 811-5626).

7) Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-5626).

8) Incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-5626).

9) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 14, 2001 (File Nos. 333-28769, 811-5626).

10) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 033-23351, 811-5626).

11) Incorporated herein by reference to Post-Effective Amendment No. 20 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 28, 2002 (File Nos. 333-28769, 811-5626).

12) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

13) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

14) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319).

15) Incorporated herein by reference to Post-Effective Amendment No. 24 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on November 12, 2003 (File Nos. 333-28769, 811-5626).

16) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

17) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

18) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Keith Gubbay           ING Insurance Operations         Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations         Director and Senior
                       5780 Powers Ferry Road           Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services           Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2004, there are 150,701 qualified contract owners and 130,571 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 15th day of April, 2004.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------         (principle executive officer)
Keith Gubbay*




                DIRECTORS OF DEPOSITOR

----------------------
David A. Wheat*
Chief Financial Officer (principle accounting officer)


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Jacques de Vaucleroy*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------

9         Opinion and Consent of Kimberly J. Smith                 EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors       EX-99.B10A